UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08821

Rydex Variable Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 – June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Banking Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$89	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Banking Fund	S&P 500 Index	S&P 500 Financials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,933	$11,790	$13,537
6/30/18	$14,976	$13,484	$14,843
6/30/19	$14,176	$14,889	$15,780
6/30/20	$10,860	$16,006	$13,583
6/30/21	$18,324	$22,536	$21,972
6/30/22	$15,577	$20,144	$19,186
6/30/23	$13,492	$24,091	$21,009
6/30/24	$16,988	$30,006	$26,095
6/30/25	$21,878	$34,556	$33,778
6/30/26	$27,912	$42,271	$35,148

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Banking Fund	10.64%	27.58%	8.78%	10.81%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Financials Index	-1.18%	4.06%	9.85%	13.39%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. The industry that detracted the most was consumer finance. The holdings that contributed the most to performance were Citigroup, Inc., Bank of New York Mellon Corp., and State Street Corp. Those that detracted the most were Capital One Financial Corp., NU Holdings Limited/Cayman Islands — Class A, and HDFC Bank Ltd. ADR.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Banking Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$6,749,470
  Total Number of Portfolio Holdings79
  Portfolio Turnover Rate28%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.8%
Capital One Financial Corp.	3.7%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
NU Holdings Limited/Cayman Islands — Class A	2.8%
Truist Financial Corp.	2.4%
Total	33.9%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010427-063026

Guggenheim Investments

Basic Materials Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Basic Materials Fund	S&P 500 Index	S&P 500 Materials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,655	$11,790	$11,859
6/30/18	$12,789	$13,484	$13,033
6/30/19	$12,581	$14,889	$13,450
6/30/20	$11,966	$16,006	$13,301
6/30/21	$18,462	$22,536	$19,754
6/30/22	$16,508	$20,144	$18,031
6/30/23	$18,234	$24,091	$20,756
6/30/24	$19,123	$30,006	$22,560
6/30/25	$20,509	$34,556	$22,980
6/30/26	$26,595	$42,271	$26,825

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Basic Materials Fund	7.34%	29.68%	7.57%	10.28%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Materials Index	11.97%	16.73%	6.31%	10.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were specialty chemicals, steel, and diversified metals & mining. Those that detracted the most were gold, precious metals & minerals, and silver. The holdings that contributed the most to performance were Linde plc, Nucor Corp. and Freeport-McMoRan, Inc. Those that detracted the most were Sibanye Stillwater Limited Sponsored ADR, Equinox Gold Corp., and TMC the metals co, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Basic Materials Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,469,770
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate79%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.6%
Forest Products & Paper	1.2%
Biotechnology	2.1%
Iron & Steel	7.4%
Packaging & Containers	8.5%
Building Materials	9.8%
Chemicals	28.7%
Mining	38.9%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Linde plc	4.2%
Newmont Corp.	2.6%
Sherwin-Williams Co.	2.5%
Freeport-McMoRan, Inc.	2.4%
Ecolab, Inc.	2.3%
Air Products and Chemicals, Inc.	2.2%
Corteva, Inc.	2.1%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.7%
Anglogold Ashanti plc	1.6%
Total	23.3%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010428-063026

Guggenheim Investments

Biotechnology Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$92	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Biotechnology Fund	S&P 500 Index	S&P 500 Health Care Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,425	$11,790	$11,247
6/30/18	$13,786	$13,484	$12,046
6/30/19	$13,736	$14,889	$13,611
6/30/20	$16,388	$16,006	$15,094
6/30/21	$19,708	$22,536	$19,309
6/30/22	$14,932	$20,144	$19,959
6/30/23	$15,648	$24,091	$21,032
6/30/24	$17,336	$30,006	$23,488
6/30/25	$16,379	$34,556	$22,102
6/30/26	$25,781	$42,271	$26,500

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Biotechnology Fund	18.88%	57.39%	5.52%	9.93%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Health Care Index	3.47%	19.90%	6.54%	10.24%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. No industries detracted from performance. The holdings that contributed the most to performance were Revolution Medicines, Inc., Moderna, Inc., and Twist Bioscience Corp. Those that detracted the most were Insmed Inc., Alnylam Pharmaceuticals, Inc, and Regeneron Pharmaceuticals, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Biotechnology Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$13,437,610
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate244%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Healthcare-Services	1.1%
Healthcare-Products	5.2%
Pharmaceuticals	20.4%
Biotechnology	73.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
AbbVie, Inc.	8.2%
Amgen, Inc.	5.1%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.3%
Regeneron Pharmaceuticals, Inc.	2.9%
Revolution Medicines, Inc.	2.5%
Alnylam Pharmaceuticals, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.2%
Moderna, Inc.	2.2%
Biogen, Inc.	2.1%
Total	36.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010380-063026

Guggenheim Investments

Consumer Products Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Consumer Products Fund	S&P 500 Index	S&P 500 Consumer Staples Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,022	$11,790	$10,306
6/30/18	$9,883	$13,484	$9,901
6/30/19	$10,466	$14,889	$11,524
6/30/20	$10,489	$16,006	$11,942
6/30/21	$13,044	$22,536	$14,723
6/30/22	$12,869	$20,144	$15,702
6/30/23	$13,409	$24,091	$16,739
6/30/24	$13,238	$30,006	$18,104
6/30/25	$13,850	$34,556	$20,306
6/30/26	$13,860	$42,271	$21,421

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Consumer Products Fund	6.54%	0.07%	1.22%	3.32%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Consumer Staples Index	8.03%	5.49%	7.79%	7.92%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were soft drinks & non-alcoholic beverages, tobacco, and food distributors. Those that detracted the most were packaged foods & meats and personal care products. The holdings that contributed the most to performance were Altria Group, Inc., Coca-Cola Co., and Phillip Morris International, Inc. Those that detracted the most were Estee Lauder Companies Inc. - Class A, ODDITY Tech Ltd. - Class A, and McCormick & Company, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Consumer Products Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$4,652,651
  Total Number of Portfolio Holdings71
  Portfolio Turnover Rate81%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	0.5%
Internet	1.1%
Retail	2.5%
Household Products & Housewares	5.9%
Agriculture	15.6%
Cosmetics & Personal Care	16.4%
Beverages	27.3%
Food	30.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Procter & Gamble Co.	5.5%
Coca-Cola Co.	5.5%
Philip Morris International, Inc.	5.1%
PepsiCo, Inc.	3.9%
Altria Group, Inc.	3.9%
Colgate-Palmolive Co.	3.1%
Monster Beverage Corp.	3.0%
Mondelez International, Inc. — Class A	2.9%
Keurig Dr Pepper, Inc.	2.4%
Sysco Corp.	2.3%
Total	37.6%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010381-063026

Guggenheim Investments

Electronics Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Electronics Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$123	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Electronics Fund	S&P 500 Index	S&P 500 Information Technology Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,747	$11,790	$13,389
6/30/18	$16,689	$13,484	$17,580
6/30/19	$17,944	$14,889	$20,100
6/30/20	$24,458	$16,006	$27,315
6/30/21	$41,354	$22,536	$38,897
6/30/22	$32,264	$20,144	$33,621
6/30/23	$45,991	$24,091	$47,158
6/30/24	$65,020	$30,006	$66,859
6/30/25	$64,489	$34,556	$76,955
6/30/26	$161,392	$42,271	$105,800

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Electronics Fund	94.10%	150.26%	31.30%	32.07%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Information Technology Index	20.00%	37.78%	22.16%	26.60%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were Micron Technology, Inc., Intel Corp., and Advanced Micro Devices, Inc. Those that detracted the most were Canadian Solar, Inc., First Solar, Inc., and AXT, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Electronics Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$50,298,737
  Total Number of Portfolio Holdings69
  Portfolio Turnover Rate46%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.3%
Computers	0.4%
Chemicals	0.8%
Miscellaneous Manufacturing	1.0%
Telecommunications	1.1%
Energy-Alternate Sources	2.7%
Semiconductors	93.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	11.8%
Broadcom, Inc.	7.1%
Micron Technology, Inc.	6.7%
Advanced Micro Devices, Inc.	5.7%
Applied Materials, Inc.	4.6%
Intel Corp.	4.4%
Lam Research Corp.	4.2%
KLA Corp.	3.7%
Texas Instruments, Inc.	2.8%
Marvell Technology, Inc.	2.8%
Total	53.8%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010382-063026

Guggenheim Investments

Energy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Energy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$93	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Fund	S&P 500 Index	S&P 500 Energy Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,323	$11,790	$9,586
6/30/18	$11,539	$13,484	$11,598
6/30/19	$8,792	$14,889	$10,062
6/30/20	$5,135	$16,006	$6,431
6/30/21	$8,271	$22,536	$9,606
6/30/22	$10,356	$20,144	$13,447
6/30/23	$11,936	$24,091	$15,970
6/30/24	$13,520	$30,006	$18,501
6/30/25	$12,498	$34,556	$17,769
6/30/26	$16,757	$42,271	$22,929

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Energy Fund	22.72%	34.09%	15.17%	5.30%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Energy Index	19.65%	29.02%	19.01%	8.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage and transportation, oil & gas exploration & production, and integrated oil & gas. Those that detracted the most were semiconductors and electrical components & equipment. The holdings that contributed the most to performance were Exxon Mobil Corp., Valero Energy Corp., and Marathon Petroleum Corp. Those that detracted the most were Expand Energy Corp., First Solar, Inc., and Sunrun, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Energy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,072,871
  Total Number of Portfolio Holdings87
  Portfolio Turnover Rate223%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.2%
Coal	0.9%
Master Limited Partnerships	0.9%
Energy-Alternate Sources	4.0%
Mining	5.1%
Oil & Gas Services	9.3%
Pipelines	19.0%
Oil & Gas	58.4%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Exxon Mobil Corp.	6.4%
Chevron Corp.	4.8%
ConocoPhillips	3.0%
Williams Companies, Inc.	2.7%
Valero Energy Corp.	2.5%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Phillips 66	2.3%
Kinder Morgan, Inc.	2.3%
SLB Ltd.	2.2%
Total	30.9%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010383-063026

Guggenheim Investments

Energy Services Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Energy Services Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$98	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Energy Services Fund	S&P 500 Index	S&P 500 Energy Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,457	$11,790	$9,586
6/30/18	$9,116	$13,484	$11,598
6/30/19	$5,568	$14,889	$10,062
6/30/20	$2,431	$16,006	$6,431
6/30/21	$4,290	$22,536	$9,606
6/30/22	$4,219	$20,144	$13,447
6/30/23	$5,052	$24,091	$15,970
6/30/24	$5,836	$30,006	$18,501
6/30/25	$4,188	$34,556	$17,769
6/30/26	$7,006	$42,271	$22,929

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Energy Services Fund	33.99%	67.29%	10.31%	-3.50%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Energy Index	19.65%	29.02%	19.01%	8.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas equipment services and oil & gas drilling. There were no industries that detracted from performance. The holdings that contributed the most to performance were SLB Ltd, Baker Hughes Co. - Class A, and Kodiak Gas Services, Inc. No industries detracted from performance.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Energy Services Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$7,819,868
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate232%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Machinery-Diversified	2.8%
Metal Fabricate & Hardware	3.0%
Oil & Gas	22.5%
Oil & Gas Services	71.4%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
SLB Ltd.	11.5%
Baker Hughes Co. — Class A	10.4%
Halliburton Co.	7.0%
Kodiak Gas Services, Inc.	4.3%
Archrock, Inc.	4.2%
TechnipFMC plc	4.1%
NOV, Inc.	3.6%
Solaris Energy Infrastructure, Inc. — Class A	3.6%
Weatherford International plc	3.2%
Transocean Ltd.	3.1%
Total	55.0%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010384-063026

Guggenheim Investments

Financial Services Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Financial Services Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Financial Services Fund	S&P 500 Index	S&P 500 Financials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,240	$11,790	$13,537
6/30/18	$13,099	$13,484	$14,843
6/30/19	$13,848	$14,889	$15,780
6/30/20	$12,181	$16,006	$13,583
6/30/21	$18,533	$22,536	$21,972
6/30/22	$16,211	$20,144	$19,186
6/30/23	$16,678	$24,091	$21,009
6/30/24	$19,869	$30,006	$26,095
6/30/25	$24,905	$34,556	$33,778
6/30/26	$25,716	$42,271	$35,148

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Financial Services Fund	0.42%	3.26%	6.77%	9.90%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Financials Index	-1.18%	4.06%	9.85%	13.39%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and investment banking & brokerage. Those that detracted the most were financial exchanges & data, transaction & payment processing, and asset management & custody banks. The holdings that contributed the most to performance were Interactive Brokers Group, Inc. - Class A, Citigroup, Inc., and Morgan Stanley. Those that detracted the most were Coinbase Global, Inc. - Class A, S&P Global, Inc., and Blackstone, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Financial Services Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,452,180
  Total Number of Portfolio Holdings159
  Portfolio Turnover Rate916%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	1.9%
Software	1.8%
Private Equity	2.9%
Commercial Services	6.5%
REITS	16.3%
Insurance	17.2%
Diversified Financial Services	23.7%
Banks	29.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.3%
JPMorgan Chase & Co.	3.0%
Visa, Inc. — Class A	2.6%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.6%
Morgan Stanley	1.5%
Citigroup, Inc.	1.5%
American Express Co.	1.3%
Total	20.5%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010385-063026

Guggenheim Investments

Health Care Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Health Care Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Health Care Fund	S&P 500 Index	S&P 500 Health Care Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,508	$11,790	$11,247
6/30/18	$12,639	$13,484	$12,046
6/30/19	$13,545	$14,889	$13,611
6/30/20	$15,044	$16,006	$15,094
6/30/21	$19,627	$22,536	$19,309
6/30/22	$17,384	$20,144	$19,959
6/30/23	$18,604	$24,091	$21,032
6/30/24	$20,012	$30,006	$23,488
6/30/25	$19,226	$34,556	$22,102
6/30/26	$23,165	$42,271	$26,500

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Health Care Fund	5.51%	20.49%	3.37%	8.76%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Health Care Index	3.47%	19.90%	6.54%	10.24%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and managed health care. Those that detracted the most were health care equipment, health care technology, and health care facilities. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Johnson & Johnson, and Revolution Medicines, Inc. Those that detracted the most were Boston Scientific Corp., Intuitive Surgical, Inc., and Abbott Laboratories.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Health Care Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$10,533,341
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate411%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Internet	0.4%
Electronics	0.7%
Software	1.0%
Healthcare-Services	15.2%
Biotechnology	23.8%
Healthcare-Products	24.7%
Pharmaceuticals	33.7%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Eli Lilly & Co.	4.3%
Johnson & Johnson	3.4%
AbbVie, Inc.	3.0%
UnitedHealth Group, Inc.	2.7%
Merck & Company, Inc.	2.4%
Thermo Fisher Scientific, Inc.	1.9%
Amgen, Inc.	1.9%
Abbott Laboratories	1.7%
Gilead Sciences, Inc.	1.7%
Vertex Pharmaceuticals, Inc.	1.6%
Total	24.6%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010386-063026

Guggenheim Investments

Internet Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Internet Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Internet Fund	S&P 500 Index	S&P 500 Information Technology Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,113	$11,790	$13,389
6/30/18	$17,213	$13,484	$17,580
6/30/19	$17,622	$14,889	$20,100
6/30/20	$22,060	$16,006	$27,315
6/30/21	$31,662	$22,536	$38,897
6/30/22	$15,766	$20,144	$33,621
6/30/23	$19,709	$24,091	$47,158
6/30/24	$23,677	$30,006	$66,859
6/30/25	$30,585	$34,556	$76,955
6/30/26	$32,751	$42,271	$105,800

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Internet Fund	0.79%	7.08%	0.68%	12.60%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Information Technology Index	20.00%	37.78%	22.16%	26.60%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment and internet services & infrastructure. Those that detracted the most were application software, real estate services, and interactive media & services. The holdings that contributed the most to performance were Cisco Systems, Inc., Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Salesforce, Inc., Adobe, Inc., and Meta Platforms, Inc. - Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Internet Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$5,595,625
  Total Number of Portfolio Holdings86
  Portfolio Turnover Rate55%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	1.8%
Real Estate	0.6%
Electronics	0.6%
Commercial Services	1.5%
Computers	3.0%
Telecommunications	14.2%
Software	24.7%
Internet	52.9%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	4.4%
Cisco Systems, Inc.	4.0%
Netflix, Inc.	3.3%
Arista Networks, Inc.	2.8%
Uber Technologies, Inc.	2.5%
Booking Holdings, Inc.	2.4%
Salesforce, Inc.	2.2%
Datadog, Inc. — Class A	2.0%
Total	37.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010387-063026

Guggenheim Investments

Leisure Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Leisure Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$83	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Leisure Fund	S&P 500 Index	S&P 500 Consumer Discretionary Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,023	$11,790	$11,690
6/30/18	$12,735	$13,484	$14,443
6/30/19	$13,411	$14,889	$15,912
6/30/20	$12,423	$16,006	$17,915
6/30/21	$19,391	$22,536	$24,559
6/30/22	$12,246	$20,144	$18,617
6/30/23	$14,920	$24,091	$23,220
6/30/24	$15,844	$30,006	$26,258
6/30/25	$20,007	$34,556	$31,090
6/30/26	$18,956	$42,271	$34,032

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Leisure Fund	-2.97%	-5.24%	-0.45%	6.61%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Consumer Discretionary Index	-0.77%	9.46%	6.74%	13.03%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, restaurants, and hotels resorts & cruise lines. Those that detracted the most were casinos & gaming, movies & entertainment, and cable & satellite. The holdings that contributed the most to performance were Altria Group, Inc., Philip Morris International, Inc., and Starbucks Corp. Those that detracted the most were Netflix, Inc., Flutter Entertainment plc, and Trip.com Group Ltd. ADR.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Leisure Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$2,980,422
  Total Number of Portfolio Holdings95
  Portfolio Turnover Rate45%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	14.4%
Agriculture	7.8%
Leisure Time	8.6%
Lodging	8.8%
Entertainment	9.6%
Media	13.4%
Internet	17.8%
Retail	19.3%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Philip Morris International, Inc.	4.1%
Netflix, Inc.	4.0%
McDonald's Corp.	3.3%
Walt Disney Co.	3.1%
Booking Holdings, Inc.	3.0%
Altria Group, Inc.	2.7%
Starbucks Corp.	2.6%
Airbnb, Inc. — Class A	2.3%
Comcast Corp. — Class A	2.3%
DoorDash, Inc. — Class A	2.3%
Total	29.7%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010388-063026

Guggenheim Investments

Precious Metals Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$76	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Precious Metals Fund	S&P 500 Index	S&P 500 Materials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,077	$11,790	$11,859
6/30/18	$7,865	$13,484	$13,033
6/30/19	$8,383	$14,889	$13,450
6/30/20	$12,820	$16,006	$13,301
6/30/21	$13,735	$22,536	$19,754
6/30/22	$10,515	$20,144	$18,031
6/30/23	$11,504	$24,091	$20,756
6/30/24	$13,075	$30,006	$22,560
6/30/25	$19,187	$34,556	$22,980
6/30/26	$29,099	$42,271	$26,825

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Precious Metals Fund	-9.01%	51.65%	16.20%	11.27%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Materials Index	11.97%	16.73%	6.31%	10.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industry that contributed the most to performance was copper. The industry that detracted the most from performance was gold. The holdings that contributed the most to performance were Freeport-McMoRan, Inc., SSR Mining, Inc., and Silvercorp Metals, Inc. The holdings that detracted the most from performance were Gold Fields Ltd. ADR, Sibanye Stillwater Ltd. ADR, and Barrick Mining Corp.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Precious Metals Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$35,893,332
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate370%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Mining	99.5%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Newmont Corp.	7.7%
Freeport-McMoRan, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.9%
Barrick Mining Corp.	5.9%
Wheaton Precious Metals Corp.	5.6%
Franco-Nevada Corp.	4.5%
Anglogold Ashanti plc	4.3%
Gold Fields Ltd. ADR	4.1%
Kinross Gold Corp.	4.0%
Pan American Silver Corp.	3.3%
Total	53.5%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010412-063026

Guggenheim Investments

Real Estate Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Real Estate Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$88	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Real Estate Fund	S&P 500 Index	MSCI U.S. REIT Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,215	$11,790	$9,818
6/30/18	$10,556	$13,484	$10,168
6/30/19	$11,248	$14,889	$11,293
6/30/20	$9,831	$16,006	$9,840
6/30/21	$13,560	$22,536	$13,585
6/30/22	$11,955	$20,144	$12,713
6/30/23	$11,353	$24,091	$12,702
6/30/24	$11,828	$30,006	$13,667
6/30/25	$12,775	$34,556	$14,886
6/30/26	$14,537	$42,271	$18,034

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Real Estate Fund	10.11%	13.79%	1.40%	3.81%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
MSCI U.S. REIT Index	17.41%	21.00%	5.84%	6.07%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were retail REITS, health care REITs, and data center REITs. Those that detracted the most were real estate services and telecom tower REITs. The holdings that contributed the most to performance were Equinix, Inc., Welltower, Inc., and Iron Mountain, Inc. Those that detracted the most were CoStar Group, Inc., Zillow Group, Inc. - Class C, and CBRE Group, Inc. - Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Real Estate Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$3,601,462
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate1,334%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	22.6%
REITs-Shopping Centers	6.9%
Real Estate Management/Services	7.4%
REITs-Storage	7.4%
REITs-Warehouse/Industries	9.4%
REITs-Apartments	10.9%
REITs-Health Care	13.8%
REITs-Diversified	21.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Welltower, Inc.	4.1%
Prologis, Inc.	3.4%
Equinix, Inc.	3.2%
Simon Property Group, Inc.	2.7%
American Tower Corp.	2.6%
Digital Realty Trust, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
Ventas, Inc.	2.1%
CBRE Group, Inc. — Class A	2.0%
Total	27.2%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010395-063026

Guggenheim Investments

Retailing Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Retailing Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$83	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Retailing Fund	S&P 500 Index	S&P 500 Consumer Discretionary Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,378	$11,790	$11,690
6/30/18	$12,853	$13,484	$14,443
6/30/19	$13,054	$14,889	$15,912
6/30/20	$15,251	$16,006	$17,915
6/30/21	$23,042	$22,536	$24,559
6/30/22	$15,354	$20,144	$18,617
6/30/23	$17,917	$24,091	$23,220
6/30/24	$20,641	$30,006	$26,258
6/30/25	$23,208	$34,556	$31,090
6/30/26	$24,119	$42,271	$34,032

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Retailing Fund	-2.24%	3.92%	0.92%	9.20%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Consumer Discretionary Index	-0.77%	9.46%	6.74%	13.03%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were consumer staples merchandise retail, home furnishing retail, and apparel retail. Those that detracted the most were broadline retail, other specialty retail, and distributors. The holdings that contributed the most to performance were Target Corp., eBay, Inc., and Ross Stores, Inc. Those that detracted the most were PDD Holdings, Inc. ADR, Alibaba Group Holding Ltd. ADR, and Tractor Supply Co.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Retailing Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$2,200,136
  Total Number of Portfolio Holdings63
  Portfolio Turnover Rate29%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Commercial Services	0.8%
Software	1.3%
Distribution & Wholesale	1.9%
Internet	27.8%
Retail	66.9%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Amazon.com, Inc.	10.2%
Walmart, Inc.	5.0%
Home Depot, Inc.	4.4%
Costco Wholesale Corp.	4.2%
Lowe's Companies, Inc.	3.9%
TJX Companies, Inc.	3.4%
O'Reilly Automotive, Inc.	3.1%
Carvana Co. — Class A	2.8%
Ross Stores, Inc.	2.7%
Target Corp.	2.6%
Total	42.3%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010389-063026

Guggenheim Investments

Technology Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Technology Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$98	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Technology Fund	S&P 500 Index	S&P 500 Information Technology Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,044	$11,790	$13,389
6/30/18	$16,433	$13,484	$17,580
6/30/19	$18,447	$14,889	$20,100
6/30/20	$23,204	$16,006	$27,315
6/30/21	$34,765	$22,536	$38,897
6/30/22	$24,416	$20,144	$33,621
6/30/23	$31,398	$24,091	$47,158
6/30/24	$40,982	$30,006	$66,859
6/30/25	$47,851	$34,556	$76,955
6/30/26	$72,498	$42,271	$105,800

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Technology Fund	32.90%	51.49%	15.83%	21.91%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Information Technology Index	20.00%	37.78%	22.16%	26.60%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductors materials & equipment. Those that detracted the most were application software, IT consulting & other services, and systems software. The holdings that contributed the most to performance were Micron Technology, Inc., Sandisk Corp., and Intel Corp. Those that detracted the most were Microsoft Corp., Intuit, Inc., and Palantir Technologies, Inc. - Class A.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Technology Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$34,161,399
  Total Number of Portfolio Holdings148
  Portfolio Turnover Rate89%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.2%
Investment Companies	1.9%
Electronics	4.6%
Telecommunications	5.5%
Internet	13.7%
Computers	17.7%
Software	21.8%
Semiconductors	32.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	4.8%
Alphabet, Inc. — Class A	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
Broadcom, Inc.	2.9%
Micron Technology, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Advanced Micro Devices, Inc.	2.4%
Sandisk Corp.	2.0%
Applied Materials, Inc.	1.9%
Total	32.3%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010391-063026

Guggenheim Investments

Telecommunications Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$96	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Telecommunications Fund	S&P 500 Index	S&P 500 Telecommunications Services Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,959	$11,790	$8,434
6/30/18	$11,671	$13,484	$8,110
6/30/19	$12,179	$14,889	$8,674
6/30/20	$12,136	$16,006	$8,234
6/30/21	$15,188	$22,536	$8,564
6/30/22	$11,780	$20,144	$7,864
6/30/23	$11,250	$24,091	$6,155
6/30/24	$11,422	$30,006	$7,229
6/30/25	$14,965	$34,556	$9,228
6/30/26	$22,478	$42,271	$7,389

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Telecommunications Fund	26.90%	50.21%	8.16%	8.44%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Telecommunications Services Index	-9.72%	-19.93%	-2.91%	-2.98%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and movies & entertainment. The industries that detracted the most from performance were cable & satellite and application software. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Cisco Systems, Inc., and Ciena Corp. Those that detracted the most were T-Mobile US, Inc., Charter Communications, Inc.- Class A, and AT&T, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunications Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Telecommunications Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$6,475,887
  Total Number of Portfolio Holdings52
  Portfolio Turnover Rate155%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	0.2%
Software	0.7%
Aerospace & Defense	1.1%
Electronics	1.9%
Computers	5.7%
Internet	5.9%
Media	9.9%
Telecommunications	74.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Cisco Systems, Inc.	8.9%
Arista Networks, Inc.	6.1%
Verizon Communications, Inc.	5.3%
Ciena Corp.	5.2%
AT&T, Inc.	5.0%
Lumentum Holdings, Inc.	4.7%
Comcast Corp. — Class A	4.5%
Motorola Solutions, Inc.	4.2%
T-Mobile US, Inc.	3.9%
AST SpaceMobile, Inc. — Class A	3.2%
Total	51.0%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010392-063026

Guggenheim Investments

Transportation Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Transportation Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$89	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Transportation Fund	S&P 500 Index	S&P 500 Industrials Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,184	$11,790	$12,227
6/30/18	$14,069	$13,484	$12,880
6/30/19	$13,459	$14,889	$14,223
6/30/20	$13,287	$16,006	$12,940
6/30/21	$23,141	$22,536	$19,596
6/30/22	$17,430	$20,144	$16,967
6/30/23	$20,247	$24,091	$21,237
6/30/24	$18,490	$30,006	$24,534
6/30/25	$19,653	$34,556	$30,149
6/30/26	$25,107	$42,271	$38,377

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Transportation Fund	9.98%	27.76%	1.65%	9.64%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Industrials Index	20.15%	27.29%	14.39%	14.40%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were cargo ground transportation, passenger airlines, and rail transportation. Those that detracted the most were automobile manufacturers, passenger ground transportation and tires & rubber. The holdings that contributed the most to performance were Garrett Motion Inc., FedEx Corp., and Delta Air Lines, Inc. Those that detracted the most were Tesla, Inc, Stellantis N.V., and Uber Technologies, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Transportation Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$2,849,055
  Total Number of Portfolio Holdings80
  Portfolio Turnover Rate473%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	1.1%
Aerospace & Defense	0.7%
Leisure Time	1.0%
Internet	6.1%
Auto Parts & Equipment	12.8%
Airlines	13.1%
Auto Manufacturers	25.5%
Transportation	39.3%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Tesla, Inc.	12.2%
Union Pacific Corp.	4.1%
Uber Technologies, Inc.	3.9%
United Parcel Service, Inc. — Class B	3.0%
CSX Corp.	3.0%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Delta Air Lines, Inc.	2.6%
FedEx Corp.	2.5%
Ford Motor Co.	2.3%
Total	38.9%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010393-063026

Guggenheim Investments

Utilities Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Utilities Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$87	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Utilities Fund	S&P 500 Index	S&P 500 Utilities Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,138	$11,790	$10,247
6/30/18	$10,622	$13,484	$10,597
6/30/19	$12,229	$14,889	$12,614
6/30/20	$11,069	$16,006	$12,347
6/30/21	$12,604	$22,536	$14,294
6/30/22	$13,939	$20,144	$16,338
6/30/23	$13,403	$24,091	$15,737
6/30/24	$14,123	$30,006	$16,968
6/30/25	$17,395	$34,556	$20,939
6/30/26	$19,832	$42,271	$23,915

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Utilities Fund	7.22%	14.01%	9.49%	7.09%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Utilities Index	7.72%	14.20%	10.84%	9.11%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi utilities, and water utilities. No industries detracted from performance. The holdings that contributed the most to performance were Entergy Corp., American Electric Power Company, Inc., and NextEra Energy, Inc. Those that detracted the most were Constellation Energy Corp., Oklo Inc. - Class A, and NRG Energy, Inc.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Utilities Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$9,236,096
  Total Number of Portfolio Holdings53
  Portfolio Turnover Rate448%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Water	3.9%
Gas	7.0%
Electric	88.5%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NextEra Energy, Inc.	5.4%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
American Electric Power Company, Inc.	3.5%
Constellation Energy Corp.	3.5%
Dominion Energy, Inc.	3.1%
Sempra	3.1%
Entergy Corp.	3.0%
Vistra Corp.	2.9%
Xcel Energy, Inc.	2.8%
Total	35.3%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010394-063026

Guggenheim Investments

Dow 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$96	1.80%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Dow 2x Strategy Fund	S&P 500 Index	Dow Jones Industrial Average
6/30/16	$10,000	$10,000	$10,000
6/30/17	$14,483	$11,790	$12,212
6/30/18	$18,543	$13,484	$14,203
6/30/19	$21,571	$14,889	$15,936
6/30/20	$17,829	$16,006	$15,850
6/30/21	$31,914	$22,536	$21,610
6/30/22	$24,797	$20,144	$19,654
6/30/23	$29,574	$24,091	$22,450
6/30/24	$36,458	$30,006	$26,047
6/30/25	$43,177	$34,556	$29,881
6/30/26	$57,750	$42,271	$36,051

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	15.50%	33.75%	12.59%	19.17%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
Dow Jones Industrial Average	9.76%	20.65%	10.78%	13.68%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and financials. Those that detracted the most were information technology, consumer discretionary, and communication services. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and UnitedHealth Group, Inc. Those that detracted the most were Microsoft Corp., Salesforce, Inc., and McDonald's Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Dow 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$12,473,389
  Total Number of Portfolio Holdings36
  Portfolio Turnover Rate234%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	4.9%
Consumer, Cyclical	7.5%
Communications	7.8%
Technology	12.6%
Consumer, Non-cyclical	13.4%
Equity Futures Contracts Purchased	14.8%
Industrial	16.1%
Financial	22.7%
OTC Equity Index Swap Agreements	100.4%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Caterpillar, Inc.	10.3%
Goldman Sachs Group, Inc.	9.8%
UnitedHealth Group, Inc.	4.0%
Microsoft Corp.	3.6%
Amgen, Inc.	3.5%
Alphabet, Inc. — Class A	3.5%
Home Depot, Inc.	3.4%
Sherwin-Williams Co.	3.3%
Visa, Inc. — Class A	3.3%
American Express Co.	3.3%
Total	48.0%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010422-063026

Guggenheim Investments

Inverse Dow 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$82	1.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Dow 2x Strategy Fund	S&P 500 Index	Dow Jones Industrial Average
6/30/16	$10,000	$10,000	$10,000
6/30/17	$6,626	$11,790	$12,212
6/30/18	$4,788	$13,484	$14,203
6/30/19	$3,705	$14,889	$15,936
6/30/20	$2,553	$16,006	$15,850
6/30/21	$1,280	$22,536	$21,610
6/30/22	$1,400	$20,144	$19,654
6/30/23	$1,094	$24,091	$22,450
6/30/24	$912	$30,006	$26,047
6/30/25	$732	$34,556	$29,881
6/30/26	$560	$42,271	$36,051

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-11.18%	-23.47%	-15.23%	-25.04%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
Dow Jones Industrial Average	9.76%	20.65%	10.78%	13.68%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and financials. Those that detracted the most were information technology, consumer discretionary, and communication services. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and UnitedHealth Group, Inc. Those that detracted the most were Microsoft Corp., Salesforce, Inc., and McDonald's Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Inverse Dow 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$846,831
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-199.9%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010424-063026

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$95	1.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Mid-Cap 1.5x Strategy Fund	S&P 500 Index	S&P MidCap 400 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,651	$11,790	$11,857
6/30/18	$14,849	$13,484	$13,458
6/30/19	$14,522	$14,889	$13,641
6/30/20	$11,884	$16,006	$12,728
6/30/21	$21,897	$22,536	$19,503
6/30/22	$16,575	$20,144	$16,648
6/30/23	$19,991	$24,091	$19,580
6/30/24	$22,951	$30,006	$22,238
6/30/25	$24,058	$34,556	$23,912
6/30/26	$32,273	$42,271	$30,101

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	23.90%	34.15%	8.07%	12.43%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P MidCap 400 Index	17.34%	25.89%	9.07%	11.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. The sector that detracted the most was communication services. The holdings that contributed the most to the return of the underlying index were Flex Ltd., Lumentum Holdings, Inc., and MKS, Inc. Those that detracted the most were Guidewire Software, Inc., DocuSign, Inc., and Kratos Defense & Security Solutions, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Mid-Cap 1.5x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$4,106,058
  Total Number of Portfolio Holdings409
  Portfolio Turnover Rate11%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	11.3%
Technology	8.2%
Consumer, Cyclical	9.2%
Consumer, Non-cyclical	10.5%
Financial	15.0%
Industrial	19.4%
OTC Equity Index Swap Agreements	76.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	3.9%
Guggenheim Ultra Short Income ETF	2.0%
Twilio, Inc. — Class A	0.6%
Carpenter Technology Corp.	0.6%
MKS, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
nVent Electric plc	0.6%
Entegris, Inc.	0.6%
ATI, Inc.	0.5%
Illumina, Inc.	0.5%
Total	10.5%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010396-063026

Guggenheim Investments

Inverse Mid-Cap Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$76	1.65%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Mid-Cap Strategy Fund	S&P 500 Index	S&P MidCap 400 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,412	$11,790	$11,857
6/30/18	$7,428	$13,484	$13,458
6/30/19	$7,268	$14,889	$13,641
6/30/20	$6,805	$16,006	$12,728
6/30/21	$4,250	$22,536	$19,503
6/30/22	$4,669	$20,144	$16,648
6/30/23	$4,026	$24,091	$19,580
6/30/24	$3,810	$30,006	$22,238
6/30/25	$3,654	$34,556	$23,912
6/30/26	$2,986	$42,271	$30,101

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-13.72%	-18.27%	-6.81%	-11.38%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P MidCap 400 Index	17.34%	25.89%	9.07%	11.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. The sector that detracted the most was communication services. The holdings that contributed the most to the return of the underlying index were Flex Ltd., Lumentum Holdings, Inc., and MKS Inc. Those that detracted the most were Guidewire Software, Inc., DocuSign, Inc., and Kratos Defense & Security Solutions, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Inverse Mid-Cap Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$95,998
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-102.3%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	25.9%
Guggenheim Ultra Short Income ETF	4.5%
Total	30.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010414-063026

Guggenheim Investments

NASDAQ-100® Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the NASDAQ-100® Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$90	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® Fund	S&P 500 Index	NASDAQ-100 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,773	$11,790	$12,939
6/30/18	$15,864	$13,484	$16,304
6/30/19	$17,133	$14,889	$17,961
6/30/20	$22,206	$16,006	$24,028
6/30/21	$31,672	$22,536	$34,685
6/30/22	$24,582	$20,144	$27,617
6/30/23	$32,246	$24,091	$36,767
6/30/24	$41,562	$30,006	$48,080
6/30/25	$47,493	$34,556	$55,823
6/30/26	$62,725	$42,271	$75,018

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
NASDAQ-100® Fund	19.29%	32.06%	14.64%	20.16%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
NASDAQ-100 Index	20.31%	34.39%	16.68%	22.33%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, consumer staples, and materials. Those that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Palantir Technologies, Inc. - Class A, and Intuit, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

NASDAQ-100® Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$146,079,394
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate87%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.0%
Consumer, Non-cyclical	5.6%
Consumer, Cyclical	8.4%
OTC Equity Index Swap Agreements	10.9%
Communications	19.2%
Technology	49.9%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Apple, Inc.	5.8%
Guggenheim Ultra Short Income ETF	5.0%
Micron Technology, Inc.	4.9%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.6%
Amazon.com, Inc.	3.5%
Tesla, Inc.	2.9%
Alphabet, Inc. — Class A	2.8%
Total	45.2%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010425-063026

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$110	1.87%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	NASDAQ-100® 2x Strategy Fund	S&P 500 Index	NASDAQ-100 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$16,119	$11,790	$12,939
6/30/18	$23,985	$13,484	$16,304
6/30/19	$26,456	$14,889	$17,961
6/30/20	$40,141	$16,006	$24,028
6/30/21	$77,765	$22,536	$34,685
6/30/22	$44,007	$20,144	$27,617
6/30/23	$68,642	$24,091	$36,767
6/30/24	$106,036	$30,006	$48,080
6/30/25	$124,394	$34,556	$55,823
6/30/26	$202,946	$42,271	$75,018

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	36.97%	63.16%	21.15%	35.13%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
NASDAQ-100 Index	20.31%	34.39%	16.68%	22.33%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, consumer staples, and materials. Those that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Palantir Technologies, Inc. - Class A, and Intuit, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

NASDAQ-100® 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$154,709,978
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate173%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	3.9%
Consumer, Non-cyclical	5.7%
Consumer, Cyclical	8.6%
Equity Futures Contracts Purchased	14.6%
Communications	19.6%
Technology	50.7%
OTC Equity Index Swap Agreements	97.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Micron Technology, Inc.	5.0%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.6%
Amazon.com, Inc.	3.6%
Tesla, Inc.	2.9%
Alphabet, Inc. — Class A	2.9%
Intel Corp.	2.7%
Alphabet, Inc. — Class C	2.7%
Total	39.8%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010421-063026

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$77	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse NASDAQ-100® Strategy Fund	S&P 500 Index	NASDAQ-100 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$7,723	$11,790	$12,939
6/30/18	$6,057	$13,484	$16,304
6/30/19	$5,421	$14,889	$17,961
6/30/20	$3,659	$16,006	$24,028
6/30/21	$2,521	$22,536	$34,685
6/30/22	$2,896	$20,144	$27,617
6/30/23	$2,165	$24,091	$36,767
6/30/24	$1,778	$30,006	$48,080
6/30/25	$1,547	$34,556	$55,823
6/30/26	$1,176	$42,271	$75,018

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-17.34%	-24.01%	-14.15%	-19.27%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
NASDAQ-100 Index	20.31%	34.39%	16.68%	22.33%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, consumer staples, and materials. Those that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Palantir Technologies, Inc. - Class A, and Intuit, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Inverse NASDAQ-100® Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$902,247
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-98.4%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	13.2%
Guggenheim Ultra Short Income ETF	3.9%
Total	17.1%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010426-063026

Guggenheim Investments

Russell 2000® 1.5x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$100	1.74%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 1.5x Strategy Fund	S&P 500 Index	Russell 2000 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,644	$11,790	$12,460
6/30/18	$16,868	$13,484	$14,649
6/30/19	$15,350	$14,889	$14,164
6/30/20	$12,583	$16,006	$13,226
6/30/21	$25,182	$22,536	$21,429
6/30/22	$15,494	$20,144	$16,029
6/30/23	$17,413	$24,091	$18,002
6/30/24	$19,048	$30,006	$19,812
6/30/25	$19,908	$34,556	$21,334
6/30/26	$31,406	$42,271	$30,034

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	31.93%	57.76%	4.51%	12.12%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
Russell 2000 Index	22.57%	40.78%	6.99%	11.62%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Bloom Energy Corp. - Class A, Credo Technology Group Holding Ltd., and Sterling Infrastructure, Inc. Those that detracted the most were Kratos Defense & Security Solutions, Inc., AeroVironment, Inc., and Verra Mobility Corp. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Russell 2000® 1.5x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$5,712,336
  Total Number of Portfolio Holdings1,981
  Portfolio Turnover Rate8%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	16.0%
Exchange-Traded Funds	19.8%
Equity Futures Contracts Purchased	26.7%
OTC Equity Index Swap Agreements	87.1%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Vanguard Russell 2000 ETF	9.9%
iShares Russell 2000 Index ETF	9.9%
Guggenheim Ultra Short Income ETF	3.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Moog, Inc. — Class A	0.1%
Hut 8 Corp.	0.1%
Cytokinetics, Inc.	0.1%
Viasat, Inc.	0.1%
BrightSpring Health Services, Inc.	0.1%
MaxLinear, Inc.	0.1%
Total	26.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010397-063026

Guggenheim Investments

Russell 2000® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$115	1.92%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Russell 2000® 2x Strategy Fund	S&P 500 Index	Russell 2000 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$14,755	$11,790	$12,460
6/30/18	$19,418	$13,484	$14,649
6/30/19	$16,819	$14,889	$14,164
6/30/20	$11,908	$16,006	$13,226
6/30/21	$29,354	$22,536	$21,429
6/30/22	$15,510	$20,144	$16,029
6/30/23	$17,352	$24,091	$18,002
6/30/24	$18,718	$30,006	$19,812
6/30/25	$18,850	$34,556	$21,334
6/30/26	$33,593	$42,271	$30,034

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	42.52%	78.20%	2.73%	12.88%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
Russell 2000 Index	22.57%	40.78%	6.99%	11.62%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Bloom Energy Corp.- Class A, Credo Technology Group Holding Ltd., and Sterling Infrastructure, Inc. Those that detracted the most were Kratos Defense & Security Solutions, Inc., AeroVironment, Inc., and Verra Mobility Corp.- Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Russell 2000® 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$3,396,312
  Total Number of Portfolio Holdings13
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Exchange-Traded Funds	16.5%
Equity Futures Contracts Purchased	26.9%
OTC Equity Index Swap Agreements	155.4%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Vanguard Russell 2000 ETF	8.3%
iShares Russell 2000 Index ETF	8.2%
Total	16.5%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000032290-063026

Guggenheim Investments

Inverse Russell 2000® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$76	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Russell 2000® Strategy Fund	S&P 500 Index	Russell 2000 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$7,861	$11,790	$12,460
6/30/18	$6,655	$13,484	$14,649
6/30/19	$6,829	$14,889	$14,164
6/30/20	$6,238	$16,006	$13,226
6/30/21	$3,610	$22,536	$21,429
6/30/22	$4,440	$20,144	$16,029
6/30/23	$3,942	$24,091	$18,002
6/30/24	$3,779	$30,006	$19,812
6/30/25	$3,603	$34,556	$21,334
6/30/26	$2,601	$42,271	$30,034

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	-18.28%	-27.82%	-6.35%	-12.60%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
Russell 2000 Index	22.57%	40.78%	6.99%	11.62%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Bloom Energy Corp. - Class A, Credo Technology Group Holding Ltd., and Sterling Infrastructure, Inc. Those that detracted the most were Kratos Defense & Security Solutions, Inc., AeroVironment, Inc., and Verra Mobility Corp. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Inverse Russell 2000® Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$136,328
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-98.8%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	35.3%
Guggenheim Ultra Short Income ETF	4.2%
Total	39.5%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010415-063026

Guggenheim Investments

Nova Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Nova Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$86	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Nova Fund	S&P 500 Index
6/30/16	$10,000	$10,000
6/30/17	$12,576	$11,790
6/30/18	$14,938	$13,484
6/30/19	$16,600	$14,889
6/30/20	$17,105	$16,006
6/30/21	$27,898	$22,536
6/30/22	$22,557	$20,144
6/30/23	$27,941	$24,091
6/30/24	$36,950	$30,006
6/30/25	$43,009	$34,556
6/30/26	$55,471	$42,271

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Nova Fund	13.00%	28.97%	14.73%	18.69%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. Those that detracted the most were financials and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Meta Platforms Inc. - Class A, and Palantir Technologies Inc. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Nova Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$50,601,983
  Total Number of Portfolio Holdings512
  Portfolio Turnover Rate226%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	5.5%
Consumer, Cyclical	6.1%
Industrial	7.1%
Financial	10.5%
Consumer, Non-cyclical	10.6%
Communications	13.3%
Equity Futures Contracts Purchased	14.9%
Technology	28.8%
OTC Equity Index Swap Agreements	53.0%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Microsoft Corp.	3.5%
Guggenheim Ultra Short Income ETF	3.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc. — Class C	2.1%
Micron Technology, Inc.	1.7%
Total	34.1%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010401-063026

Guggenheim Investments

S&P 500® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$97	1.80%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® 2x Strategy Fund	S&P 500 Index
6/30/16	$10,000	$10,000
6/30/17	$13,475	$11,790
6/30/18	$16,709	$13,484
6/30/19	$18,936	$14,889
6/30/20	$18,357	$16,006
6/30/21	$34,681	$22,536
6/30/22	$25,675	$20,144
6/30/23	$33,167	$24,091
6/30/24	$46,929	$30,006
6/30/25	$55,616	$34,556
6/30/26	$76,594	$42,271

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	16.45%	37.72%	17.17%	22.58%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. Those that detracted the most were financials and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Meta Platforms, Inc. - Class A, and Palantir Technologies, Inc. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P 500® 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$128,034,830
  Total Number of Portfolio Holdings513
  Portfolio Turnover Rate34%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.0%
Consumer, Cyclical	6.7%
Industrial	7.7%
Financial	11.4%
Consumer, Non-cyclical	11.5%
Communications	14.5%
Equity Futures Contracts Purchased	20.9%
Technology	31.4%
OTC Equity Index Swap Agreements	89.9%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.2%
Alphabet, Inc. — Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc. — Class C	2.3%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc. — Class A	1.7%
Tesla, Inc.	1.6%
Total	32.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010420-063026

Guggenheim Investments

Inverse S&P 500® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$81	1.70%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse S&P 500® Strategy Fund	S&P 500 Index
6/30/16	$10,000	$10,000
6/30/17	$8,490	$11,790
6/30/18	$7,443	$13,484
6/30/19	$6,773	$14,889
6/30/20	$5,699	$16,006
6/30/21	$3,964	$22,536
6/30/22	$4,170	$20,144
6/30/23	$3,576	$24,091
6/30/24	$3,121	$30,006
6/30/25	$2,851	$34,556
6/30/26	$2,443	$42,271

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-7.60%	-14.31%	-9.23%	-13.15%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and energy. Those that detracted the most were financials and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Micron Technology, Inc., Advanced Micro Devices, Inc., and Intel Corp. Those that detracted the most were Microsoft Corp., Meta Platforms, Inc. - Class A, and Palantir Technologies Inc. - Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Inverse S&P 500® Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$1,951,342
  Total Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.0%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Guggenheim Ultra Short Income ETF	4.6%
Total	10.6%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010423-063026

Guggenheim Investments

S&P 500® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$94	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Growth Fund	S&P 500 Index	S&P 500 Pure Growth Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,534	$11,790	$11,735
6/30/18	$13,912	$13,484	$14,411
6/30/19	$14,396	$14,889	$15,164
6/30/20	$15,547	$16,006	$16,665
6/30/21	$21,801	$22,536	$23,805
6/30/22	$17,307	$20,144	$19,189
6/30/23	$17,913	$24,091	$20,189
6/30/24	$21,721	$30,006	$24,922
6/30/25	$26,430	$34,556	$30,843
6/30/26	$36,420	$42,271	$43,266

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	36.05%	37.80%	10.81%	13.80%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Pure Growth Index	37.27%	40.28%	12.69%	15.78%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer staples. The sectors that detracted the most were health care, consumer discretionary, and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Micron Technology, Inc., and Comfort Systems USA, Inc. Those that detracted the most were AppLovin Corp.- Class A, Palantir Technologies Inc.- Class A, and Insulet Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P 500® Pure Growth Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$37,630,332
  Total Number of Portfolio Holdings68
  Portfolio Turnover Rate51%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	8.0%
Consumer, Non-cyclical	9.4%
Consumer, Cyclical	12.8%
Communications	15.0%
Industrial	18.5%
Technology	35.9%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Sandisk Corp.	10.4%
Micron Technology, Inc.	4.2%
Comfort Systems USA, Inc.	3.3%
KLA Corp.	3.1%
Advanced Micro Devices, Inc.	2.6%
Lam Research Corp.	2.4%
Ciena Corp.	2.3%
Crowdstrike Holdings, Inc. — Class A	2.2%
Vertiv Holdings Co. — Class A	2.1%
Monolithic Power Systems, Inc.	2.1%
Total	34.7%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010408-063026

Guggenheim Investments

S&P 500® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P 500® Pure Value Fund	S&P 500 Index	S&P 500 Pure Value Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,720	$11,790	$11,934
6/30/18	$13,021	$13,484	$13,461
6/30/19	$13,033	$14,889	$13,702
6/30/20	$9,699	$16,006	$10,392
6/30/21	$15,713	$22,536	$17,168
6/30/22	$15,410	$20,144	$17,112
6/30/23	$16,096	$24,091	$18,209
6/30/24	$17,474	$30,006	$20,102
6/30/25	$19,860	$34,556	$23,239
6/30/26	$24,400	$42,271	$28,985

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	10.81%	22.86%	9.20%	9.33%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P 500 Pure Value Index	11.75%	24.73%	11.04%	11.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, energy, and financials. The sector that detracted the most was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period Centene Corp., Humana, Inc., and Hewlett Packard Enterprise Co. Those that detracted the most were Charter Communications, Inc.- Class A, Molina Healthcare, Inc., and Paramount Skydance Corporation - Class B. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P 500® Pure Value Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$20,845,381
  Total Number of Portfolio Holdings122
  Portfolio Turnover Rate79%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.9%
Communications	5.2%
Industrial	6.2%
Basic Materials	8.3%
Energy	9.6%
Consumer, Cyclical	12.8%
Financial	20.4%
Consumer, Non-cyclical	30.5%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Centene Corp.	2.7%
Humana, Inc.	2.5%
Archer-Daniels-Midland Co.	2.2%
Bunge Global S.A.	2.2%
CVS Health Corp.	2.1%
Ford Motor Co.	2.0%
Dow, Inc.	1.8%
General Motors Co.	1.7%
Target Corp.	1.7%
Cigna Group	1.7%
Total	20.6%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010407-063026

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$88	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Growth Fund	S&P 500 Index	S&P MidCap 400 Pure Growth Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,419	$11,790	$11,608
6/30/18	$13,044	$13,484	$13,492
6/30/19	$11,934	$14,889	$12,544
6/30/20	$11,981	$16,006	$12,785
6/30/21	$17,811	$22,536	$19,358
6/30/22	$12,722	$20,144	$14,033
6/30/23	$15,146	$24,091	$17,010
6/30/24	$18,768	$30,006	$21,475
6/30/25	$18,580	$34,556	$21,632
6/30/26	$24,277	$42,271	$28,757

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	22.13%	30.66%	6.39%	9.27%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P MidCap 400 Pure Growth Index	23.22%	32.94%	8.24%	11.14%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and energy. Those that detracted the most from the return of the underlying index were consumer discretionary, materials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Sterling Infrastructure, Inc., Vicor Corp., and Carpenter Technology Corp. Those that detracted the most were Celsius Holdings, Inc., AeroVironment, Inc., and Planet Fitness, Inc. Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P MidCap 400® Pure Growth Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$10,314,326
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate216%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	9.7%
Communications	5.0%
Basic Materials	6.0%
Consumer, Cyclical	8.5%
Technology	13.2%
Consumer, Non-cyclical	23.0%
Industrial	34.0%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Sterling Infrastructure, Inc.	3.0%
Carpenter Technology Corp.	2.5%
Vicor Corp.	2.5%
DigitalOcean Holdings, Inc.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.3%
TTM Technologies, Inc.	2.1%
MasTec, Inc.	2.1%
Woodward, Inc.	2.0%
TechnipFMC plc	1.9%
Rambus, Inc.	1.9%
Total	22.7%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010413-063026

Guggenheim Investments

S&P MidCap 400® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$84	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P MidCap 400® Pure Value Fund	S&P 500 Index	S&P MidCap 400 Pure Value Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,226	$11,790	$12,451
6/30/18	$13,611	$13,484	$14,099
6/30/19	$12,955	$14,889	$13,656
6/30/20	$9,927	$16,006	$10,619
6/30/21	$17,979	$22,536	$19,661
6/30/22	$16,415	$20,144	$18,247
6/30/23	$20,390	$24,091	$23,108
6/30/24	$22,041	$30,006	$25,431
6/30/25	$23,955	$34,556	$28,115
6/30/26	$28,445	$42,271	$33,973

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	12.10%	18.74%	9.61%	11.02%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P MidCap 400 Pure Value Index	14.25%	20.26%	11.37%	13.01%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, energy, and consumer discretionary. The sector that detracted the most was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Arrow Electronics, Inc., Avnet, Inc., and TD Synnex Corp. Those that detracted the most were Concentrix Corp., Whirlpool Corp., Coty, Inc.- Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P MidCap 400® Pure Value Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$7,325,892
  Total Number of Portfolio Holdings99
  Portfolio Turnover Rate117%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	3.2%
Basic Materials	5.1%
Consumer, Non-cyclical	7.2%
Energy	11.7%
Financial	22.2%
Industrial	23.9%
Consumer, Cyclical	26.3%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Arrow Electronics, Inc.	4.0%
Avnet, Inc.	4.0%
PBF Energy, Inc. — Class A	2.9%
TD SYNNEX Corp.	2.8%
HF Sinclair Corp.	2.5%
Lear Corp.	2.3%
Brighthouse Financial, Inc.	1.9%
Sirius XM Holdings, Inc.	1.8%
Park Hotels & Resorts, Inc. REIT	1.8%
Macy's, Inc.	1.7%
Total	25.7%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010411-063026

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$92	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Growth Fund	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$12,352	$11,790	$12,591
6/30/18	$15,056	$13,484	$15,613
6/30/19	$13,106	$14,889	$13,852
6/30/20	$11,761	$16,006	$12,649
6/30/21	$18,828	$22,536	$20,666
6/30/22	$13,225	$20,144	$14,740
6/30/23	$14,665	$24,091	$16,634
6/30/24	$16,356	$30,006	$18,901
6/30/25	$17,338	$34,556	$20,382
6/30/26	$24,641	$42,271	$29,566

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	32.98%	42.12%	5.53%	9.44%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P SmallCap 600 Pure Growth Index	34.37%	45.06%	7.43%	11.45%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and financials. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ACM Research, Inc.- Class A, Powell Industries, Inc., and StoneX Group, Inc. Those that detracted the most were TransMedics Group, Inc., Vital Farms, Inc., and Artivion, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P SmallCap 600® Pure Growth Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$12,934,785
  Total Number of Portfolio Holdings129
  Portfolio Turnover Rate179%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.2%
Communications	7.4%
Consumer, Cyclical	8.3%
Technology	10.7%
Industrial	19.2%
Financial	20.9%
Consumer, Non-cyclical	31.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
ACM Research, Inc. — Class A	3.6%
Powell Industries, Inc.	2.0%
Argan, Inc.	2.0%
Dave, Inc.	1.8%
StoneX Group, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.5%
Sphere Entertainment Co.	1.5%
Clear Secure, Inc. — Class A	1.5%
Alignment Healthcare, Inc.	1.5%
Liquidia Corp.	1.4%
Total	18.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010410-063026

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$89	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	S&P SmallCap 600® Pure Value Fund	S&P 500 Index	S&P SmallCap 600 Pure Value Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,538	$11,790	$11,725
6/30/18	$13,433	$13,484	$13,889
6/30/19	$10,887	$14,889	$11,450
6/30/20	$8,156	$16,006	$8,729
6/30/21	$16,230	$22,536	$17,771
6/30/22	$14,182	$20,144	$15,846
6/30/23	$15,881	$24,091	$18,116
6/30/24	$16,863	$30,006	$19,546
6/30/25	$17,783	$34,556	$20,989
6/30/26	$25,281	$42,271	$30,458

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	25.34%	42.16%	9.27%	9.72%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P SmallCap 600 Pure Value Index	27.43%	44.92%	11.51%	11.79%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and industrials. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were Ichor Holdings, Ltd., Vishay Intertechnology, Inc., and Acadia Healthcare Company, Inc. Those that detracted the most were DXC Technology Co., Angi, Inc. - Class A, and Everforth, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the reporting period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

S&P SmallCap 600® Pure Value Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$11,506,012
  Total Number of Portfolio Holdings158
  Portfolio Turnover Rate148%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	13.1%
Energy	6.8%
Financial	11.4%
Industrial	15.7%
Consumer, Non-cyclical	24.2%
Consumer, Cyclical	28.3%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Ichor Holdings Ltd.	3.0%
Acadia Healthcare Company, Inc.	1.8%
Newell Brands, Inc.	1.7%
Vestis Corp.	1.6%
Vishay Intertechnology, Inc.	1.6%
Edgewell Personal Care Co.	1.5%
ArcBest Corp.	1.5%
Molina Healthcare, Inc.	1.4%
MarineMax, Inc.	1.4%
Cracker Barrel Old Country Store, Inc.	1.3%
Total	16.8%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010409-063026

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$66	1.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Government Long Bond 1.2x Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$8,776	$9,969	$9,121
6/30/18	$8,575	$9,929	$9,105
6/30/19	$9,697	$10,710	$10,277
6/30/20	$12,917	$11,646	$13,335
6/30/21	$10,728	$11,607	$11,502
6/30/22	$7,976	$10,413	$9,240
6/30/23	$6,874	$10,315	$8,345
6/30/24	$6,043	$10,587	$7,711
6/30/25	$5,855	$11,230	$7,714
6/30/26	$5,848	$11,656	$7,895

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	-0.55%	-0.11%	-11.43%	-5.22%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	0.74%	2.34%	-7.25%	-2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Long-term U.S. Treasury yields experienced some volatility throughout the reporting period but ultimately ended the period slightly higher compared to where they started. Long-term yields reached their highs in May 2026 due to inflation concerns related to the effects of a prolonged closure of the strait of Hormuz. At the end of the reporting period the market was pricing in over one 25 basis point (one basis point equals 0.01%) rate hike for the remainder of 2026.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Government Long Bond 1.2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$11,835,095
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate941%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
U.S. Government Securities	53.8%
Interest Rate Futures Contracts Purchased	66.4%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
U.S. Treasury Bonds 5.00% due 05/15/56	53.8%
Guggenheim Ultra Short Income ETF	2.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.6%
Total	57.7%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010390-063026

Guggenheim Investments

Inverse Government Long Bond Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$286	5.72%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Inverse Government Long Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,893	$9,969	$9,121
6/30/18	$10,951	$9,929	$9,105
6/30/19	$9,885	$10,710	$10,277
6/30/20	$7,235	$11,646	$13,335
6/30/21	$8,119	$11,607	$11,502
6/30/22	$9,693	$10,413	$9,240
6/30/23	$10,942	$10,315	$8,345
6/30/24	$12,712	$10,587	$7,711
6/30/25	$13,518	$11,230	$7,714
6/30/26	$13,896	$11,656	$7,895

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	1.34%	2.80%	11.35%	3.34%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	0.74%	2.34%	-7.25%	-2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Long-term U.S. Treasury yields experienced some volatility throughout the reporting period but ultimately ended the period slightly higher compared to where they started. Long-term yields reached their highs in May 2026 due to inflation concerns related to the effects of a prolonged closure of the strait of Hormuz. At the end of the reporting period the market was pricing in over one 25 basis point (one basis point equals 0.01%) rate hike for the remainder of 2026.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Inverse Government Long Bond Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$1,623,095
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate1,882%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
U.S. Government Securities Sold Short	-87.2%
Interest Rate Futures Contracts Sold Short	-14.2%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	19.6%
Federal Farm Credit Bank 3.75% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26	15.4%
Guggenheim Ultra Short Income ETF	2.7%
Total	37.7%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010404-063026

Guggenheim Investments

High Yield Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$78	1.57%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,777	$9,969	$11,270
6/30/18	$10,947	$9,929	$11,565
6/30/19	$12,092	$10,710	$12,430
6/30/20	$11,314	$11,646	$12,434
6/30/21	$12,672	$11,607	$14,345
6/30/22	$10,672	$10,413	$12,507
6/30/23	$11,681	$10,315	$13,640
6/30/24	$12,847	$10,587	$15,064
6/30/25	$14,243	$11,230	$16,613
6/30/26	$14,799	$11,656	$17,595

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
High Yield Strategy Fund	0.10%	3.90%	3.15%	4.00%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate High Yield Index	1.96%	5.91%	4.17%	5.81%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

High yield generated positive returns for the Reporting Period. During the period, high yield markets experienced some volatility due to geopolitical events in the middle east. Markets rebounded from the initial concerns and generated positive absolute returns for the remainder of the reporting period. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contributions from Energy and Consumer Discretionary. On the ratings side, BB-rated holdings led contributions to the index returns.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

High Yield Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$5,193,240
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	5.7%
Centrally Cleared Credit Default Swap Agreements Protection Sold	87.7%
Interest Rate Futures Contracts Purchased	96.8%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Ultra Short Income ETF	4.0%
iShares iBoxx $ High Yield Corporate Bond ETF	2.4%
State Street SPDR Bloomberg High Yield Bond ETF	2.3%
Total	19.8%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF. The fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000046626-063026

Guggenheim Investments

Europe 1.25x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$85	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Europe 1.25x Strategy Fund	MSCI World ex U.S. Index	STOXX Europe 50 Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,970	$11,949	$12,431
6/30/18	$12,032	$12,790	$12,701
6/30/19	$12,556	$12,955	$13,469
6/30/20	$11,484	$12,253	$12,865
6/30/21	$15,270	$16,370	$16,595
6/30/22	$12,715	$13,626	$14,580
6/30/23	$16,145	$15,999	$19,188
6/30/24	$18,168	$17,795	$22,044
6/30/25	$19,901	$21,124	$24,641
6/30/26	$24,263	$25,557	$30,260

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	10.04%	21.92%	9.71%	9.27%
MSCI World ex U.S. Index	9.19%	20.99%	9.32%	9.84%
STOXX Europe 50 Index	11.69%	22.80%	12.77%	11.71%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, financials and industrials. The sectors that detracted the most from performance were consumer discretionary and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V., HSBC Holdings plc, and ABB LTD. Those that detracted the most were SAP, LVMH Moet Hennessy Louis Vuitton SE, and EssilorLuxottica S.A. The fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Europe 1.25x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$1,891,015
  Total Number of Portfolio Holdings56
  Portfolio Turnover Rate378%

What did the Fund invest in?

Country CompositionFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
United States	62.1%
France	7.7%
United Kingdom	7.6%
Germany	5.9%
Netherlands	5.4%
Switzerland	3.6%
Spain	3.2%
Italy	2.1%
Others	2.4%
Total Investments	100.0%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.6%
ASML Holding N.V.	4.4%
Guggenheim Ultra Short Income ETF	4.1%
HSBC Holdings plc ADR	1.9%
Novartis AG ADR	1.7%
AstraZeneca plc	1.7%
Roche Holding AG ADR	1.6%
Nestle S.A. ADR	1.5%
Siemens AG ADR	1.3%
Shell plc ADR	1.2%
Total	29.0%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	8.7%
Technology	5.3%
Industrial	7.6%
Financial	10.2%
Consumer, Non-cyclical	11.8%
Equity Futures Contracts Purchased	82.1%
Currency Futures Contracts Purchased	83.3%
Footnote	Description
Footnote(1)	Country Diversification (% of Total Investments) includes temporary cash investments.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote(3)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010418-063026

Guggenheim Investments

Japan 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$105	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Japan 2x Strategy Fund	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$13,445	$11,949	$12,862
6/30/18	$16,528	$12,790	$14,320
6/30/19	$15,340	$12,955	$13,659
6/30/20	$15,589	$12,253	$14,309
6/30/21	$23,774	$16,370	$18,485
6/30/22	$12,808	$13,626	$16,945
6/30/23	$16,885	$15,999	$21,308
6/30/24	$17,569	$17,795	$25,413
6/30/25	$20,505	$21,124	$25,994
6/30/26	$42,652	$25,557	$44,981

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	65.51%	108.02%	12.40%	15.61%
MSCI World ex U.S. Index	9.19%	20.99%	9.32%	9.84%
Nikkei-225 Stock Average Index	39.18%	73.05%	19.47%	16.23%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index were Tokyo Electron, Ltd., Advantest Corp., and Fast Retailing Co., Ltd. Those that detracted the most were Sony Group Corp., Konami Group Corp., and Nintendo Co., Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The MSCI World ex U.S. Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Japan 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$5,088,196
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Equity Futures Contracts Purchased	198.4%
Currency Futures Contracts Purchased	199.1%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010419-063026

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$105	2.04%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Strengthening Dollar 2x Strategy Fund	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,965	$9,969	$9,968
6/30/18	$9,992	$9,929	$9,846
6/30/19	$10,726	$10,710	$10,019
6/30/20	$11,118	$11,646	$10,150
6/30/21	$9,869	$11,607	$9,625
6/30/22	$12,250	$10,413	$10,914
6/30/23	$12,287	$10,315	$10,726
6/30/24	$13,771	$10,587	$11,032
6/30/25	$12,061	$11,230	$10,089
6/30/26	$13,689	$11,656	$10,543

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	7.62%	13.50%	6.76%	3.19%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
U.S. Dollar Index	2.93%	4.50%	1.84%	0.53%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The components which positively contributed the most to the performance of the underlying index for the reporting period were euro, Japanese yen, and Canadian dollar. No components detracted from the performance of the underlying index. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Strengthening Dollar 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$1,356,129
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
OTC Currency Index Swap Agreements	49.8%
Currency Futures Contracts Purchased	148.8%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010402-063026

Guggenheim Investments

Weakening Dollar 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$99	2.05%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Weakening Dollar 2x Strategy Fund	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,841	$9,969	$9,968
6/30/18	$9,664	$9,929	$9,846
6/30/19	$8,976	$10,710	$10,019
6/30/20	$8,267	$11,646	$10,150
6/30/21	$8,959	$11,607	$9,625
6/30/22	$6,740	$10,413	$10,914
6/30/23	$6,741	$10,315	$10,726
6/30/24	$6,319	$10,587	$11,032
6/30/25	$7,424	$11,230	$10,089
6/30/26	$6,701	$11,656	$10,543

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	-6.09%	-9.74%	-5.64%	-3.92%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
U.S. Dollar Index	2.93%	4.50%	1.84%	0.53%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The components which positively contributed the most to the performance of the underlying index for the reporting period were euro, Japanese yen, and Canadian dollar. No components detracted from the performance of the underlying index. The fund maintained a daily correlation of over 97% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Weakening Dollar 2x Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$3,549,039
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Currency Futures Contracts Sold Short	-156.4%
OTC Currency Index Swap Agreements Sold Short	-43.4%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF. The fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010400-063026

Guggenheim Investments

Commodities Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$91	1.65%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Commodities Strategy Fund	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,028	$11,790	$9,098
6/30/18	$11,534	$13,484	$11,831
6/30/19	$9,952	$14,889	$10,471
6/30/20	$6,684	$16,006	$6,922
6/30/21	$10,460	$22,536	$10,893
6/30/22	$14,851	$20,144	$15,799
6/30/23	$12,460	$24,091	$13,553
6/30/24	$14,114	$30,006	$15,587
6/30/25	$13,917	$34,556	$15,627
6/30/26	$17,873	$42,271	$20,376

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Commodities Strategy Fund	22.96%	28.43%	11.31%	5.98%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
S&P Goldman Sachs Commodity Index	23.92%	30.23%	13.35%	7.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Commodities Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$8,022,435
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Commodity Futures Contracts Purchased	100.6%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	14.2%
Federal Farm Credit Bank 3.75% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26	5.9%
Guggenheim Ultra Short Income ETF	5.8%
Total	25.9%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010403-063026

Guggenheim Investments

Global Managed Futures Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$103	2.03%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Global Managed Futures Strategy Fund	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,326	$11,790	$10,049
6/30/18	$9,801	$13,484	$10,186
6/30/19	$9,819	$14,889	$10,421
6/30/20	$10,102	$16,006	$10,591
6/30/21	$10,814	$22,536	$10,601
6/30/22	$11,838	$20,144	$10,619
6/30/23	$11,921	$24,091	$11,000
6/30/24	$12,571	$30,006	$11,594
6/30/25	$11,563	$34,556	$12,137
6/30/26	$13,128	$42,271	$12,603

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	5.23%	13.54%	3.95%	2.76%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
ICE BofA 3-Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Global Managed Futures Strategy Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$12,565,433
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	3.8%
Interest Rate Futures Contracts Sold Short	-137.1%
Commodity Futures Contracts Sold Short	-31.5%
Currency Futures Contracts Sold Short	-29.6%
Interest Rate Futures Contracts Purchased	16.0%
Equity Futures Contracts Purchased	34.5%
Commodity Futures Contracts Purchased	56.4%

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	17.5%
Guggenheim Ultra Short Income ETF	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	19.0%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000069235-063026

Guggenheim Investments

Multi-Hedge Strategies Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$71	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of June 30, 2026), assuming a $10,000 initial investment.

Table Summary
	Multi-Hedge Strategies Fund	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,056	$11,790	$10,600
6/30/18	$9,892	$13,484	$10,862
6/30/19	$10,265	$14,889	$10,650
6/30/20	$10,809	$16,006	$10,979
6/30/21	$12,264	$22,536	$12,298
6/30/22	$11,862	$20,144	$11,669
6/30/23	$11,850	$24,091	$11,822
6/30/24	$12,364	$30,006	$12,462
6/30/25	$11,502	$34,556	$13,054
6/30/26	$12,622	$42,271	$14,315

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	6.51%	9.74%	0.58%	2.36%
S&P 500 Index	10.21%	22.33%	13.41%	15.51%
HFRX Global Hedge Fund Index	4.80%	9.66%	3.08%	3.65%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

Multi-Hedge Strategies Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$27,170,502
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate78%

What did the Fund invest in?

Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-7.7%
Interest Rate Futures Contracts Sold Short	-53.3%
OTC Custom Basket Swap Agreements Sold Short	-25.7%
Commodity Futures Contracts Sold Short	-17.5%
Currency Futures Contracts Sold Short	-15.7%
Equity Futures Contracts Sold Short	-4.8%
Closed-End Mutual Funds	5.3%
Currency Futures Contracts Purchased	12.7%
Interest Rate Futures Contracts Purchased	16.5%
Equity Futures Contracts Purchased	16.5%
Commodity Futures Contracts Purchased	19.7%
Common Stocks	20.4%
OTC Custom Basket Swap Agreements	40.2%

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	9.1%
Guggenheim Ultra Short Income ETF	4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.0%
Chart Industries, Inc.	1.8%
Janus Henderson Group plc	1.0%
DigitalBridge Group, Inc.	1.0%
Kenvue, Inc.	1.0%
International Money Express, Inc.	1.0%
Organon & Co.	0.9%
Sila Realty Trust, Inc. REIT	0.9%
Total	23.5%
Footnote	Description
Footnote(1)	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, in Guggenheim Ultra Short Duration Fund, or in Guggenheim Ultra Short Income ETF.
Footnote(2)	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010416-063026

Guggenheim Investments

U.S. Government Money Market Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$70	1.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Average Annual Total Returns⋄‡ as of June 30, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	1.14%	2.53%	2.45%	1.37%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

During the reporting period, the U.S. Federal Open Market Committee kept short term interest rates unchanged. The committee noted throughout the reporting period that the economy continued to expand, and the unemployment rate had seen little change. Inflation has remained elevated above the committee’s 2 percent goal due to increases in prices in certain sectors. By the end of the reporting period, markets were pricing in over one 25 basis point (one basis point equals 0.01%) hike through the end of 2026.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

‡
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

~	6 month returns are not annualized.

Guggenheim Investments

U.S. Government Money Market Fund | Variable Annuity

Semi-Annual Shareholder Report | June 30, 2026

Fund Statistics as of June 30, 2026

  Net Assets$41,144,877
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate-%

What did the Fund invest in?

Holdings Diversification (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Federal Home Loan Bank - Federal Agency Notes	9.7%
U.S. Treasury Bills	15.5%
Federal Farm Credit Bank - Federal Agency Notes	17.4%
Federal Home Loan Bank - Federal Agency Discount Notes	17.9%
Repurchase Agreements	39.8%

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000010379-063026

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements and Financial Highlights are attached herewith.

6.30.2026

Rydex Variable Trust Semi-Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow 2x Strategy Fund
Basic Materials Fund	Inverse Dow 2x Strategy Fund
Biotechnology Fund	Mid-Cap 1.5x Strategy Fund
Consumer Products Fund	Inverse Mid-Cap Strategy Fund
Electronics Fund	NASDAQ-100® Fund
Energy Fund	NASDAQ-100® 2x Strategy Fund
Energy Services Fund	Inverse NASDAQ-100® Strategy Fund
Financial Services Fund	Russell 2000® 1.5x Strategy Fund
Health Care Fund	Russell 2000® 2x Strategy Fund
Internet Fund	Inverse Russell 2000® Strategy Fund
Leisure Fund	Nova Fund
Precious Metals Fund	S&P 500® 2x Strategy Fund
Real Estate Fund	Inverse S&P 500® Strategy Fund
Retailing Fund	S&P 500® Pure Growth Fund
Technology Fund	S&P 500® Pure Value Fund
Telecommunications Fund	S&P MidCap 400® Pure Growth Fund
Transportation Fund	S&P MidCap 400® Pure Value Fund
Utilities Fund	S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
Fixed Income Funds	International Equity Funds
Government Long Bond 1.2x Strategy Fund	Europe 1.25x Strategy Fund
Inverse Government Long Bond Strategy Fund	Japan 2x Strategy Fund
High Yield Strategy Fund
Specialty Funds	Alternatives Funds
Strengthening Dollar 2x Strategy Fund	Rydex Commodities Strategy Fund
Weakening Dollar 2x Strategy Fund	Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVT-SEMI-0626x1299

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
BANKING FUND	3
BASIC MATERIALS FUND	9
BIOTECHNOLOGY FUND	15
CONSUMER PRODUCTS FUND	21
ELECTRONICS FUND	27
ENERGY FUND	33
ENERGY SERVICES FUND	39
FINANCIAL SERVICES FUND	45
HEALTH CARE FUND	52
INTERNET FUND	59
LEISURE FUND	65
PRECIOUS METALS FUND	71
REAL ESTATE FUND	76
RETAILING FUND	83
TECHNOLOGY FUND	89
TELECOMMUNICATIONS FUND	96
TRANSPORTATION FUND	102
UTILITIES FUND	108
DOW 2x STRATEGY FUND	114
INVERSE DOW 2x STRATEGY FUND	120
MID-CAP 1.5x STRATEGY FUND	126
INVERSE MID-CAP STRATEGY FUND	137
NASDAQ-100® FUND	144
NASDAQ-100® 2x STRATEGY FUND	152
INVERSE NASDAQ-100® STRATEGY FUND	159
RUSSELL 2000® 1.5x STRATEGY FUND	166
RUSSELL 2000® 2x STRATEGY FUND	193
INVERSE RUSSELL 2000® STRATEGY FUND	199
NOVA FUND	206
S&P 500® 2x STRATEGY FUND	218
INVERSE S&P 500® STRATEGY FUND	229
S&P 500® PURE GROWTH FUND	236
S&P 500® PURE VALUE FUND	242
S&P MIDCAP 400® PURE GROWTH FUND	249
S&P MIDCAP 400® PURE VALUE FUND	255

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT) (continued)
S&P SMALLCAP 600® PURE GROWTH FUND	261
S&P SMALLCAP 600® PURE VALUE FUND	268
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	275
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	281
HIGH YIELD STRATEGY FUND	288
EUROPE 1.25x STRATEGY FUND	295
JAPAN 2x STRATEGY FUND	302
STRENGTHENING DOLLAR 2x STRATEGY FUND	308
WEAKENING DOLLAR 2x STRATEGY FUND	314
COMMODITIES STRATEGY FUND	320
GLOBAL MANAGED FUTURES STRATEGY FUND	326
MULTI-HEDGE STRATEGIES FUND	335
U.S. GOVERNMENT MONEY MARKET FUND	356
NOTES TO FINANCIAL STATEMENTS	361
OTHER INFORMATION	390
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	392
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	393
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	394
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	395

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
BANKING FUND

	SHARES	VALUE
COMMON STOCKS - 99.4%

BANKS - 94.0%
JPMorgan Chase & Co.	829	$271,357
Bank of America Corp.	4,665	265,812
Citigroup, Inc.	1,875	262,425
Wells Fargo & Co.	3,112	257,176
PNC Financial Services Group, Inc.	876	215,689
U.S. Bancorp	3,495	211,098
Bank of New York Mellon Corp.	1,459	210,986
NU Holdings Limited/Cayman Islands — Class A*	14,037	187,534
Truist Financial Corp.	3,299	164,356
Fifth Third Bancorp	2,765	155,863
State Street Corp.	846	143,482
Huntington Bancshares, Inc.	7,271	128,915
M&T Bank Corp.	537	127,811
Northern Trust Corp.	683	118,733
Citizens Financial Group, Inc.	1,638	114,775
Regions Financial Corp.	3,645	110,079
HDFC Bank Ltd. ADR	4,210	108,744
KeyCorp	4,656	107,321
ICICI Bank Ltd. ADR	3,595	104,363
Toronto-Dominion Bank	757	91,922
Popular, Inc.	548	89,971
East West Bancorp, Inc.	687	88,685
Pinnacle Financial Partners, Inc.	838	84,537
Bank of Nova Scotia	965	83,801
Itau Unibanco Holding S.A. ADR	10,236	83,628
Royal Bank of Canada	404	83,616
Webster Financial Corp.	996	76,114
First Horizon Corp.	2,909	74,587
Wintrust Financial Corp.	441	70,878
HSBC Holdings plc ADR	722	68,655
Zions Bancorp North America	991	68,567
UMB Financial Corp.	480	68,525
Barclays plc ADR	2,542	68,278
SouthState Bank Corp.	669	66,833
First Citizens BancShares, Inc. — Class A	32	66,585
Cullen/Frost Bankers, Inc.	428	66,135
Columbia Banking System, Inc.	2,057	65,927
Old National Bancorp	2,496	64,646
Canadian Imperial Bank of Commerce	557	64,055
Bank of Montreal	354	62,552
Western Alliance Bancorporation	757	62,225
Commerce Bancshares, Inc.	1,073	61,966
Deutsche Bank AG	1,757	59,316
UBS Group AG	1,177	58,332
Prosperity Bancshares, Inc.	784	57,255
Valley National Bancorp	3,850	56,402
FNB Corp.	2,945	56,191
ING Groep N.V. ADR	1,773	55,637
Mitsubishi UFJ Financial Group, Inc. ADR	2,709	53,882
United Bankshares, Inc.	1,163	53,300
Hancock Whitney Corp.	709	52,976
Bank OZK	956	49,798
Eastern Bankshares, Inc.	2,153	47,883
Fulton Financial Corp.(a)	1,927	46,614
Banco Bradesco S.A. ADR	13,342	46,297
Grupo Financiero Galicia S.A. ADR	916	45,827
Associated Banc-Corp.	1,474	45,355
First Financial Bankshares, Inc.	1,283	44,392
International Bancshares Corp.	583	44,279
Cathay General Bancorp	695	43,083
CVB Financial Corp.	1,904	42,935
Flagstar Bank North America	2,868	42,848
WesBanco, Inc.	1,089	42,504
Independent Bank Corp.	489	40,939
First Hawaiian, Inc.	1,390	40,727
First Financial Bancorp	1,198	40,528
Texas Capital Bancshares, Inc.	388	40,065
Seacoast Banking Corporation of Florida	1,169	38,869
First Interstate BancSystem, Inc. — Class A	1,005	38,753
Simmons First National Corp. — Class A	1,703	38,573
Bancorp, Inc.*	464	29,065
BOK Financial Corp.	181	25,137
Pathward Financial, Inc.	181	15,758
Total Banks		6,342,727

DIVERSIFIED FINANCIAL SERVICES - 3.7%
Capital One Financial Corp.	1,238	248,367

SAVINGS & LOANS - 1.7%
WSFS Financial Corp.	557	42,739
Banc of California, Inc.	1,838	37,550
WaFd, Inc.	949	36,413
Total Savings & Loans		116,702

Total Common Stocks
(Cost $3,488,535)		6,707,796

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 0.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$28,133	28,133
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	28,132	28,132
Total Repurchase Agreements
(Cost $56,265)		56,265

Total Investments - 100.2%
(Cost $3,544,800)		$6,764,061
Other Assets & Liabilities, net - (0.2)%		(14,591)
Total Net Assets - 100.0%		$6,749,470

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
BANKING FUND

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,707,796	$—	$—	$6,707,796
Repurchase Agreements	—	56,265	—	56,265
Total Assets	$6,707,796	$56,265	$—	$6,764,061

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
BANKING FUND
June 30, 2026

ASSETS:
Investments, at value - including $34,955 of securities loaned (cost $3,488,535)	$6,707,796
Repurchase agreements, at value (cost $56,265)	56,265
Receivables:
Dividends	13,431
Foreign tax reclaims	710
Interest	6
Total assets	6,778,208

LIABILITIES:
Payable for:
Professional fees	6,564
Fund shares redeemed	4,842
Investment advisory fees	4,290
Transfer agent fees	4,086
Printing fees	3,646
Fund accounting/administration fees	2,717
Servicing fees	1,341
Trustees’ fees and expenses*	422
Other liabilities	830
Total liabilities	28,738
NET ASSETS	$6,749,470

NET ASSETS CONSIST OF:
Paid-in capital	$3,873,618
Total distributable earnings (loss)	2,875,852
Net assets	$6,749,470
Capital shares outstanding	42,651
Net asset value per share	$158.25

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

STATEMENT OF OPERATIONS (Unaudited)
BANKING FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,812)	$83,526
Interest (net of foreign withholding tax of $1)	736
Total investment income	84,262

EXPENSES:
Investment advisory fees	27,419
Investor service fees	8,064
Transfer agent fees	6,083
Professional fees	5,016
Fund accounting/administration fees	4,359
Printing fees	3,801
Custodian fees	557
Trustees’ fees and expenses*	345
Miscellaneous	656
Total expenses	56,300
Less:
Expenses reimbursed by Adviser	(1,613)
Net expenses	54,687
Net investment income	29,575

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	294,498
Foreign currency transactions	29
Net realized gain	294,527
Net change in unrealized appreciation (depreciation) on:
Investments	367,015
Foreign currency translations	(4)
Net change in unrealized appreciation (depreciation)	367,011
Net realized and unrealized gain	661,538
Net increase in net assets resulting from operations	$691,113

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
BANKING FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,575	$62,039
Net realized gain (loss) on investments	294,527	(12,856)
Net change in unrealized appreciation (depreciation) on investments	367,011	1,436,496
Net increase in net assets resulting from operations	691,113	1,485,679

Distributions to shareholders	—	(39,311)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,645,455	6,864,352
Distributions reinvested	—	39,311
Cost of shares redeemed	(2,756,586)	(4,608,234)
Net increase (decrease) from capital share transactions	(1,111,131)	2,295,429
Net increase (decrease) in net assets	(420,018)	3,741,797

NET ASSETS:
Beginning of period	7,169,488	3,427,691
End of period	$6,749,470	$7,169,488

CAPITAL SHARE ACTIVITY:
Shares sold	11,213	57,083
Shares issued from reinvestment of distributions	—	305
Shares redeemed	(18,688)	(36,731)
Net increase (decrease) in shares	(7,475)	20,657

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

FINANCIAL HIGHLIGHTS
BANKING FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$143.03	$116.32	$96.90	$95.16	$116.67	$88.04
Income (loss) from investment operations:
Net investment income (loss)(b)	0.66	1.40	1.54	1.71	1.01	0.82
Net gain (loss) on investments (realized and unrealized)	14.56	26.12	20.59	0.95	(20.83)	28.58
Total from investment operations	15.22	27.52	22.13	2.66	(19.82)	29.40
Less distributions from:
Net investment income	—	(0.81)	(2.71)	(0.92)	(1.69)	(0.77)
Total distributions	—	(0.81)	(2.71)	(0.92)	(1.69)	(0.77)
Net asset value, end of period	$158.25	$143.03	$116.32	$96.90	$95.16	$116.67

Total Return(c)	10.64%	23.74%	23.11%	2.97%	(17.02)%	33.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,749	$7,169	$3,428	$3,775	$3,650	$6,907
Ratios to average net assets:
Net investment income (loss)	0.92%	1.12%	1.48%	2.02%	0.95%	0.73%
Total expenses	1.75%	1.83%	1.80%	1.81%	1.77%	1.69%
Net expenses(d)	1.70%	1.78%	1.75%	1.79%	1.77%	1.69%
Portfolio turnover rate	28%	78%	177%	228%	375%	351%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
BASIC MATERIALS FUND

	SHARES	VALUE
COMMON STOCKS - 99.2%

MINING - 38.9%
Newmont Corp.	2,664	$248,818
Freeport-McMoRan, Inc.	3,671	230,869
Anglogold Ashanti plc	1,910	154,500
Barrick Mining Corp.	3,442	126,425
Agnico Eagle Mines Ltd.	791	122,708
Wheaton Precious Metals Corp.	1,010	113,443
First Majestic Silver Corp.	6,527	110,698
Pan American Silver Corp.	2,393	107,182
Kinross Gold Corp.	4,386	103,597
Royal Gold, Inc.	512	102,200
Coeur Mining, Inc.	6,244	101,902
Franco-Nevada Corp.	482	100,468
BHP Group Ltd. ADR	1,191	99,222
Southern Copper Corp.	561	97,760
Equinox Gold Corp.	10,016	97,356
Eldorado Gold Corp.	3,062	95,198
IAMGOLD Corp.*	5,966	94,501
Rio Tinto plc ADR	990	93,981
Teck Resources Ltd. — Class B	1,573	93,531
Endeavour Silver Corp.*	11,267	93,291
Harmony Gold Mining Company Ltd. ADR	5,930	90,195
Gold Fields Ltd. ADR	2,629	88,308
B2Gold Corp.	23,418	87,583
Fortuna Mining Corp.*	10,212	86,291
Hudbay Minerals, Inc.	3,571	84,311
Alamos Gold, Inc. — Class A	2,761	83,769
OR Royalties, Inc.	2,636	83,377
Hecla Mining Co.	5,320	82,088
Alcoa Corp.	1,556	81,130
Sibanye Stillwater Ltd. ADR	9,265	78,660
TMC the metals co, Inc.*	17,229	76,324
MP Materials Corp.*	1,317	73,765
SSR Mining, Inc.*	2,189	61,905
USA Rare Earth, Inc.*	2,306	49,763
Aura Minerals, Inc.	675	42,491
Century Aluminum Co.*	842	38,740
Perpetua Resources Corp.*	1,489	30,912
Hycroft Mining Holding Corp. — Class A*	1,158	27,097
US Antimony Corp.*,(a)	3,392	24,626
Critical Metals Corp.*	2,110	21,628
Total Mining		3,680,613

CHEMICALS - 28.7%
Linde plc	759	393,876
Sherwin-Williams Co.	676	232,760
Ecolab, Inc.	776	216,201
Air Products and Chemicals, Inc.	713	209,037
PPG Industries, Inc.	1,092	132,449
International Flavors & Fragrances, Inc.	1,415	112,096
DuPont de Nemours, Inc.	791	107,246
CF Industries Holdings, Inc.	947	102,522
Dow, Inc.	3,686	100,849
Solstice Advanced Materials, Inc.	1,124	99,587
Nutrien Ltd.	1,555	97,887
RPM International, Inc.	856	95,144
Albemarle Corp.	704	95,061
Element Solutions, Inc.	1,821	86,953
LyondellBasell Industries N.V. — Class A	1,608	84,661
Axalta Coating Systems Ltd.*	2,019	69,090
Eastman Chemical Co.	993	66,511
Mosaic Co.	3,131	66,346
Celanese Corp. — Class A	1,165	53,590
Chemours Co.	2,081	42,702
Balchem Corp.	251	42,407
Sensient Technologies Corp.	316	38,960
Westlake Corp.	507	37,011
Olin Corp.	1,721	34,110
FMC Corp.	2,649	30,464
Huntsman Corp.	2,603	27,644
Innospec, Inc.	333	27,103
Hawkins, Inc.	100	14,210
Total Chemicals		2,716,477

BUILDING MATERIALS - 9.8%
Vulcan Materials Co.	544	160,486
Martin Marietta Materials, Inc.	262	151,095
CRH plc	1,212	129,684
James Hardie Industries plc*	4,367	114,328
Amrize Ltd.	1,933	103,029
Cemex SAB de CV ADR	7,125	85,500
Eagle Materials, Inc.	301	67,725
Louisiana-Pacific Corp.	741	58,287
Knife River Corp.*	683	57,133
Total Building Materials		927,267

PACKAGING & CONTAINERS - 8.5%
Packaging Corporation of America	498	118,663
Smurfit Westrock plc	2,478	114,632
Amcor plc	2,531	109,719
Ball Corp.	1,734	108,202
Crown Holdings, Inc.	845	94,488
AptarGroup, Inc.	526	65,855
Sonoco Products Co.	1,119	63,056
Silgan Holdings, Inc.	1,179	54,694
Graphic Packaging Holding Co.	4,247	44,891
TriMas Corp.	671	30,215
Total Packaging & Containers		804,415

IRON & STEEL - 7.4%
Nucor Corp.	733	163,276
Steel Dynamics, Inc.	550	126,203
Vale S.A. — Class B ADR	8,221	123,644
Reliance, Inc.	278	103,861
ArcelorMittal S.A.	1,314	79,129
Commercial Metals Co.	941	59,048
Cleveland-Cliffs, Inc.*	4,981	46,771
Total Iron & Steel		701,932

BIOTECHNOLOGY - 2.1%
Corteva, Inc.	2,388	202,240

FOREST PRODUCTS & PAPER - 1.2%
International Paper Co.	3,068	116,891

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
BASIC MATERIALS FUND

	SHARES	VALUE
COMMON STOCKS - 99.2% (continued)

HOUSEHOLD PRODUCTS & HOUSEWARES - 0.9%
Avery Dennison Corp.	556	$90,266

COAL - 0.7%
Warrior Met Coal, Inc.	602	48,858
Ramaco Resources, Inc. — Class A*	1,459	19,303
Total Coal		68,161

HOUSEWARES - 0.5%
Scotts Miracle-Gro Co.	666	45,361

ENVIRONMENTAL CONTROL - 0.3%
PureCycle Technologies, Inc.*	3,724	30,201

ENERGY-ALTERNATE SOURCES - 0.2%
ASP Isotopes, Inc.*	3,344	20,800

Total Common Stocks
(Cost $5,251,255)		9,404,624

SECURITIES LENDING COLLATERAL(b) - 0.2%
MONEY MARKET FUNDS - 0.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	16,574	16,574
Total Securities Lending Collateral
(Cost $16,574)		16,574

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 1.1%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$50,166	50,166
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	50,163	50,163
Total Repurchase Agreements
(Cost $100,329)		100,329

Total Investments - 100.5%
(Cost $5,368,158)		$9,521,527
Other Assets & Liabilities, net - (0.5)%		(51,757)
Total Net Assets - 100.0%		$9,469,770

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,404,624	$—	$—	$9,404,624
Securities Lending Collateral	16,574	—	—	16,574
Repurchase Agreements	—	100,329	—	100,329
Total Assets	$9,421,198	$100,329	$—	$9,521,527

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
BASIC MATERIALS FUND
June 30, 2026

ASSETS:
Investments, at value - including $16,596 of securities loaned (cost $5,267,829)	$9,421,198
Repurchase agreements, at value (cost $100,329)	100,329
Prepaid expenses	167
Receivables:
Dividends	5,248
Fund shares sold	104
Foreign tax reclaims	69
Securities lending income	38
Interest	10
Total assets	9,527,163

LIABILITIES:
Payable for:
Return of securities lending collateral	16,574
Professional fees	9,685
Investment advisory fees	6,442
Transfer agent fees	6,073
Printing fees	5,868
Fund accounting/administration fees	4,745
Investments purchased	2,054
Servicing fees	2,013
Fund shares redeemed	1,742
Trustees’ fees and expenses*	528
Other liabilities	1,669
Total liabilities	57,393
NET ASSETS	$9,469,770

NET ASSETS CONSIST OF:
Paid-in capital	$5,397,312
Total distributable earnings (loss)	4,072,458
Net assets	$9,469,770
Capital shares outstanding	74,713
Net asset value per share	$126.75

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

STATEMENT OF OPERATIONS (Unaudited)
BASIC MATERIALS FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,756)	$83,453
Interest	1,420
Income from securities lending, net	217
Total investment income	85,090

EXPENSES:
Investment advisory fees	44,769
Investor service fees	13,167
Transfer agent fees	9,973
Professional fees	8,167
Fund accounting/administration fees	7,063
Printing fees	6,189
Custodian fees	930
Trustees’ fees and expenses*	561
Miscellaneous	1,060
Total expenses	91,879
Less:
Expenses reimbursed by Adviser	(2,633)
Net expenses	89,246
Net investment loss	(4,156)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(97,027)
Foreign currency transactions	(7)
Net realized loss	(97,034)
Net change in unrealized appreciation (depreciation) on:
Investments	437,770
Net change in unrealized appreciation (depreciation)	437,770
Net realized and unrealized gain	340,736
Net increase in net assets resulting from operations	$336,580

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
BASIC MATERIALS FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,156)	$14,804
Net realized gain (loss) on investments	(97,034)	850,782
Net change in unrealized appreciation (depreciation) on investments	437,770	1,012,276
Net increase in net assets resulting from operations	336,580	1,877,862

Distributions to shareholders	—	(544,395)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,692,427	5,579,854
Distributions reinvested	—	544,395
Cost of shares redeemed	(8,350,154)	(5,704,662)
Net increase from capital share transactions	1,342,273	419,587
Net increase in net assets	1,678,853	1,753,054

NET ASSETS:
Beginning of period	7,790,917	6,037,863
End of period	$9,469,770	$7,790,917

CAPITAL SHARE ACTIVITY:
Shares sold	72,248	52,622
Shares issued from reinvestment of distributions	—	5,413
Shares redeemed	(63,515)	(53,563)
Net increase in shares	8,733	4,472

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

FINANCIAL HIGHLIGHTS
BASIC MATERIALS FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$118.08	$98.16	$101.56	$93.20	$105.96	$89.05
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)	0.24	0.29	0.49	0.67	0.34
Net gain (loss) on investments (realized and unrealized)	8.72	30.22	(2.75)	7.87	(11.01)	19.78
Total from investment operations	8.67	30.46	(2.46)	8.36	(10.34)	20.12
Less distributions from:
Net investment income	—	(1.61)	(0.94)	—	(0.56)	(0.59)
Net realized gains	—	(8.93)	—	—	(1.86)	(2.62)
Total distributions	—	(10.54)	(0.94)	—	(2.42)	(3.21)
Net asset value, end of period	$126.75	$118.08	$98.16	$101.56	$93.20	$105.96

Total Return(c)	7.34%	32.89%	(2.47)%	8.97%	(9.65)%	22.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,470	$7,791	$6,038	$7,197	$7,995	$9,249
Ratios to average net assets:
Net investment income (loss)	(0.08)%	0.23%	0.28%	0.51%	0.68%	0.33%
Total expenses	1.74%	1.83%	1.78%	1.80%	1.77%	1.69%
Net expenses(d)	1.69%	1.78%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	79%	103%	100%	141%	185%	149%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
BIOTECHNOLOGY FUND

	SHARES	VALUE
COMMON STOCKS - 99.8%

BIOTECHNOLOGY - 73.1%
Amgen, Inc.	1,876	$679,337
Gilead Sciences, Inc.	4,786	604,663
Vertex Pharmaceuticals, Inc.*	1,170	581,174
Regeneron Pharmaceuticals, Inc.	633	394,701
Revolution Medicines, Inc.*	1,781	333,546
Alnylam Pharmaceuticals, Inc.*	1,055	317,587
BeOne Medicines Ltd. ADR*	1,026	292,379
Moderna, Inc.*	4,130	289,224
Biogen, Inc.*	1,325	286,279
Royalty Pharma plc — Class A	4,830	270,818
Illumina, Inc.*	1,481	260,404
Insmed, Inc.*	2,262	241,174
United Therapeutics Corp.*	428	231,903
Roivant Sciences Ltd.*	6,308	223,240
Incyte Corp.*	1,920	217,651
Argenx SE ADR*	215	199,471
Bridgebio Pharma, Inc.*	2,499	186,126
Ionis Pharmaceuticals, Inc.*	2,295	181,971
Cytokinetics, Inc.*	2,133	181,710
Exelixis, Inc.*	3,292	179,118
Arrowhead Pharmaceuticals, Inc.*	2,061	167,992
BioMarin Pharmaceutical, Inc.*	2,915	166,796
Halozyme Therapeutics, Inc.*	2,014	157,636
BioNTech SE ADR*	1,678	156,138
CRISPR Therapeutics AG*	2,857	155,821
TG Therapeutics, Inc.*,(a)	2,657	145,976
Apogee Therapeutics, Inc.*	1,034	137,243
Cogent Biosciences, Inc.*	3,488	134,986
PTC Therapeutics, Inc.*	1,625	132,551
Nuvalent, Inc. — Class A*	1,072	132,392
Scholar Rock Holding Corp.*	2,407	132,385
Axsome Therapeutics, Inc.*	528	129,239
CG oncology, Inc.*	1,814	128,885
Krystal Biotech, Inc.*	335	124,509
Viking Therapeutics, Inc.*	3,094	120,697
Travere Therapeutics, Inc.*	2,124	120,664
Veracyte, Inc.*	2,012	118,165
Liquidia Corp.*	1,457	116,167
Kymera Therapeutics, Inc.*	978	112,147
Ultragenyx Pharmaceutical, Inc.*	3,106	103,709
Beam Therapeutics, Inc.*	2,915	100,043
ImmunityBio, Inc.*,(a)	11,362	99,474
Praxis Precision Medicines, Inc.*	290	97,089
ACADIA Pharmaceuticals, Inc.*	3,792	95,938
Intellia Therapeutics, Inc.*	5,161	87,324
Arcutis Biotherapeutics, Inc.*	3,227	84,612
Recursion Pharmaceuticals, Inc. — Class A*	20,066	73,642
Sarepta Therapeutics, Inc.*	4,066	73,066
Summit Therapeutics, Inc.*	4,911	71,553
Legend Biotech Corp. ADR*	2,346	67,752
ADMA Biologics, Inc.*	8,088	67,697
Celcuity, Inc.*	582	60,889
Total Biotechnology		9,825,653

PHARMACEUTICALS - 20.4%
AbbVie, Inc.	4,369	1,099,415
Viatris, Inc.	13,157	208,933
Neurocrine Biosciences, Inc.*	1,216	204,939
Jazz Pharmaceuticals plc*	791	190,607
Alkermes plc*	3,375	176,833
AstraZeneca plc	870	164,969
Vaxcyte, Inc.*	2,675	155,498
Protagonist Therapeutics, Inc.*	974	119,393
Ascendis Pharma A/S*	447	119,224
Madrigal Pharmaceuticals, Inc.*	199	106,853
Mirum Pharmaceuticals, Inc.*	849	99,393
Rhythm Pharmaceuticals, Inc.*	867	96,263
Total Pharmaceuticals		2,742,320

HEALTHCARE-PRODUCTS - 5.2%
Natera, Inc.*	1,050	285,023
Guardant Health, Inc.*	1,542	231,346
Twist Bioscience Corp.*	1,289	132,612
GRAIL, Inc.*	751	51,271
Total Healthcare-Products		700,252

HEALTHCARE-SERVICES - 1.1%
Medpace Holdings, Inc.*	262	138,752

Total Common Stocks
(Cost $5,939,592)		13,406,977

RIGHTS - 0.0%
PHARMACEUTICALS - 0.0%
Novo Nordisk A/S*,(b)	1,848	—
Sanofi S.A. Expiring 06/30/32*,(b)	940	—
Total Pharmaceuticals		—
Total Rights
(Cost $0)		—

SECURITIES LENDING COLLATERAL(c) - 0.5%
MONEY MARKET FUNDS - 0.5%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(d)	72,522	72,522
Total Securities Lending Collateral
(Cost $72,522)		72,522

FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 0.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$59,209	59,209

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
BIOTECHNOLOGY FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(e) - 0.9% (continued)
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$59,206	$59,206
Total Repurchase Agreements
(Cost $118,415)		118,415

Total Investments - 101.2%
(Cost $6,130,529)		$13,597,914
Other Assets & Liabilities, net - (1.2)%		(160,304)
Total Net Assets - 100.0%		$13,437,610

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Value determined based on Level 3 inputs — See Note 4.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Rate indicated is the 7-day yield as of June 30, 2026.
(e)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$13,406,977	$—	$—		$13,406,977
Rights	—	—	—	(a)	—
Securities Lending Collateral	72,522	—	—		72,522
Repurchase Agreements	—	118,415	—		118,415
Total Assets	$13,479,499	$118,415	$—		$13,597,914

(a)	Securities with a market value of $0.

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
BIOTECHNOLOGY FUND
June 30, 2026

ASSETS:
Investments, at value - including $176,591 of securities loaned (cost $6,012,114)	$13,479,499
Repurchase agreements, at value (cost $118,415)	118,415
Receivables:
Foreign tax reclaims	475
Fund shares sold	46
Securities lending income	45
Interest	12
Total assets	13,598,492

LIABILITIES:
Payable for:
Return of securities lending collateral	72,522
Fund shares redeemed	44,093
Professional fees	12,393
Investment advisory fees	8,037
Transfer agent fees	7,112
Fund accounting/administration fees	5,064
Servicing fees	2,512
Trustees’ fees and expenses*	744
Other liabilities	8,405
Total liabilities	160,882
NET ASSETS	$13,437,610

NET ASSETS CONSIST OF:
Paid-in capital	$5,451,422
Total distributable earnings (loss)	7,986,188
Net assets	$13,437,610
Capital shares outstanding	121,958
Net asset value per share	$110.18

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

STATEMENT OF OPERATIONS (Unaudited)
BIOTECHNOLOGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$41,473
Interest	1,635
Income from securities lending, net	66
Total investment income	43,174

EXPENSES:
Investment advisory fees	48,743
Investor service fees	14,336
Transfer agent fees	10,836
Professional fees	8,904
Fund accounting/administration fees	7,693
Printing fees	6,748
Custodian fees	1,014
Trustees’ fees and expenses*	612
Miscellaneous	1,155
Total expenses	100,041
Less:
Expenses reimbursed by Adviser	(2,867)
Net expenses	97,174
Net investment loss	(54,000)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	981,635
Net realized gain	981,635
Net change in unrealized appreciation (depreciation) on:
Investments	1,373,050
Net change in unrealized appreciation (depreciation)	1,373,050
Net realized and unrealized gain	2,354,685
Net increase in net assets resulting from operations	$2,300,685

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
BIOTECHNOLOGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(54,000)	$(104,033)
Net realized gain on investments	981,635	1,769,923
Net change in unrealized appreciation (depreciation) on investments	1,373,050	1,125,753
Net increase in net assets resulting from operations	2,300,685	2,791,643

Distributions to shareholders	—	(445,120)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	25,139,563	52,595,815
Distributions reinvested	—	445,120
Cost of shares redeemed	(25,664,984)	(53,692,483)
Net decrease from capital share transactions	(525,421)	(651,548)
Net increase in net assets	1,775,264	1,694,975

NET ASSETS:
Beginning of period	11,662,346	9,967,371
End of period	$13,437,610	$11,662,346

CAPITAL SHARE ACTIVITY:
Shares sold	261,258	674,934
Shares issued from reinvestment of distributions	—	6,073
Shares redeemed	(265,139)	(688,360)
Net decrease in shares	(3,881)	(7,353)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

FINANCIAL HIGHLIGHTS
BIOTECHNOLOGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$92.68	$74.83	$82.87	$79.37	$99.09	$107.01
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.45)	(0.78)	(0.67)	(0.58)	(0.57)	(1.04)
Net gain (loss) on investments (realized and unrealized)	17.95	22.35	0.09 (c)	4.90	(12.71)	3.01
Total from investment operations	17.50	21.57	(0.58)	4.32	(13.28)	1.97
Less distributions from:
Net investment income	—	(3.72)	(7.46)	(0.82)	(6.44)	(9.89)
Total distributions	—	(3.72)	(7.46)	(0.82)	(6.44)	(9.89)
Net asset value, end of period	$110.18	$92.68	$74.83	$82.87	$79.37	$99.09

Total Return(d)	18.88%	30.12%	(1.40)%	5.53%	(13.31)%	1.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,438	$11,662	$9,967	$12,210	$16,531	$22,626
Ratios to average net assets:
Net investment income (loss)	(0.94)%	(0.99)%	(0.82)%	(0.75)%	(0.70)%	(0.98)%
Total expenses	1.74%	1.84%	1.79%	1.80%	1.77%	1.69%
Net expenses(e)	1.69%	1.79%	1.74%	1.78%	1.77%	1.69%
Portfolio turnover rate	244%	553%	893%	74%	116%	118%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
CONSUMER PRODUCTS FUND

	SHARES	VALUE
COMMON STOCKS - 99.4%

FOOD - 30.1%
Mondelez International, Inc. — Class A	2,343	$135,519
Sysco Corp.	1,277	106,732
Hershey Co.	543	95,269
Kroger Co.	1,538	85,405
US Foods Holding Corp.*	797	81,493
Tyson Foods, Inc. — Class A	1,292	73,967
Kraft Heinz Co.	3,078	72,702
General Mills, Inc.	2,068	71,966
Performance Food Group Co.*	613	68,527
McCormick & Company, Inc.	1,219	61,462
J M Smucker Co.	492	55,350
Sprouts Farmers Market, Inc.*	533	45,081
Hormel Foods Corp.	1,794	44,527
Conagra Brands, Inc.	3,086	41,538
Ingredion, Inc.	411	38,926
Lamb Weston Holdings, Inc.	887	38,301
The Campbell's Co.(a)	1,610	35,855
Albertsons Companies, Inc. — Class A	2,412	32,634
Cal-Maine Foods, Inc.(a)	401	32,305
Chefs' Warehouse, Inc.*	329	31,617
Post Holdings, Inc.*	334	29,479
Marzetti Co.	181	20,663
Flowers Foods, Inc.	2,605	20,579
Simply Good Foods Co.*	1,329	17,649
Pilgrim's Pride Corp.	615	17,288
Smithfield Foods, Inc.	673	16,327
Grocery Outlet Holding Corp.*	1,624	16,208
J & J Snack Foods Corp.	140	10,283
Total Food		1,397,652

BEVERAGES - 27.3%
Coca-Cola Co.	3,121	253,644
PepsiCo, Inc.	1,357	183,738
Monster Beverage Corp.*	1,431	137,548
Keurig Dr Pepper, Inc.	3,363	110,071
Coca-Cola Europacific Partners plc	887	88,762
Constellation Brands, Inc. — Class A	526	73,161
Coca-Cola Consolidated, Inc.	311	59,376
Anheuser-Busch InBev S.A. ADR	694	57,186
Brown-Forman Corp. — Class B	2,123	56,578
Diageo plc ADR	667	53,613
Ambev S.A. ADR	16,012	50,278
Molson Coors Beverage Co. — Class B	1,049	40,869
Primo Brands Corp. — Class A	1,649	40,302
Celsius Holdings, Inc.*	1,348	39,469
Vita Coco Company, Inc.*	404	26,720
Total Beverages		1,271,315

COSMETICS & PERSONAL CARE - 16.4%
Procter & Gamble Co.	1,730	253,687
Colgate-Palmolive Co.	1,549	142,012
Kenvue, Inc.	5,309	101,455
Estee Lauder Companies, Inc. — Class A	1,023	80,766
Oddity Tech Ltd. — Class A*	4,823	72,972
Unilever plc ADR	1,045	62,826
elf Beauty, Inc.*	503	37,222
Interparfums, Inc.	102	11,410
Total Cosmetics & Personal Care		762,350

AGRICULTURE - 15.6%
Philip Morris International, Inc.	1,306	236,268
Altria Group, Inc.	2,520	181,314
Archer-Daniels-Midland Co.	1,287	98,327
British American Tobacco plc ADR	1,037	64,045
Bunge Global S.A.	589	62,864
Darling Ingredients, Inc.*	864	47,192
Andersons, Inc.	363	24,829
Vital Farms, Inc.*	921	10,711
Total Agriculture		725,550

HOUSEHOLD PRODUCTS & HOUSEWARES - 5.9%
Kimberly-Clark Corp.	936	102,745
Church & Dwight Company, Inc.	811	78,570
Clorox Co.	576	54,974
Reynolds Consumer Products, Inc.(a)	791	21,238
WD-40 Co.	71	17,298
Total Household Products & Housewares		274,825

RETAIL - 2.5%
Casey's General Stores, Inc.	106	84,248
Freshpet, Inc.*	492	29,087
Total Retail		113,335

INTERNET - 1.1%
Maplebear, Inc.*	1,092	51,706

PHARMACEUTICALS - 0.5%
BellRing Brands, Inc.*	1,863	24,107

Total Common Stocks
(Cost $2,129,230)		4,620,840

SECURITIES LENDING COLLATERAL(b) - 0.6%
MONEY MARKET FUNDS - 0.6%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	28,247	28,247
Total Securities Lending Collateral
(Cost $28,247)		28,247

FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.7%
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$17,120	17,120

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
CONSUMER PRODUCTS FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(d) - 0.7% (continued)
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$17,120	$17,120
Total Repurchase Agreements
(Cost $34,240)		34,240

Total Investments - 100.7%
(Cost $2,191,717)		$4,683,327
Other Assets & Liabilities, net - (0.7)%		(30,676)
Total Net Assets - 100.0%		$4,652,651

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,620,840	$—	$—	$4,620,840
Securities Lending Collateral	28,247	—	—	28,247
Repurchase Agreements	—	34,240	—	34,240
Total Assets	$4,649,087	$34,240	$—	$4,683,327

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
CONSUMER PRODUCTS FUND
June 30, 2026

ASSETS:
Investments, at value - including $66,859 of securities loaned (cost $2,157,477)	$4,649,087
Repurchase agreements, at value (cost $34,240)	34,240
Prepaid expenses	153
Receivables:
Dividends	13,169
Fund shares sold	6,838
Securities lending income	108
Interest	3
Total assets	4,703,598

LIABILITIES:
Due to custodian	1,988
Payable for:
Return of securities lending collateral	28,247
Professional fees	5,816
Printing fees	3,483
Transfer agent fees	3,289
Investment advisory fees	3,064
Fund accounting/administration fees	2,111
Servicing fees	958
Fund shares redeemed	797
Trustees’ fees and expenses*	358
Other liabilities	836
Total liabilities	50,947
NET ASSETS	$4,652,651

NET ASSETS CONSIST OF:
Paid-in capital	$1,819,190
Total distributable earnings (loss)	2,833,461
Net assets	$4,652,651
Capital shares outstanding	71,035
Net asset value per share	$65.50

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

STATEMENT OF OPERATIONS (Unaudited)
CONSUMER PRODUCTS FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $424)	$71,097
Interest	576
Income from securities lending, net	117
Total investment income	71,790

EXPENSES:
Investment advisory fees	20,724
Investor service fees	6,095
Transfer agent fees	4,605
Professional fees	3,787
Fund accounting/administration fees	3,282
Printing fees	2,870
Custodian fees	421
Trustees’ fees and expenses*	260
Miscellaneous	491
Total expenses	42,535
Less:
Expenses reimbursed by Adviser	(1,219)
Net expenses	41,316
Net investment income	30,474

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	214,014
Net realized gain	214,014
Net change in unrealized appreciation (depreciation) on:
Investments	67,169
Net change in unrealized appreciation (depreciation)	67,169
Net realized and unrealized gain	281,183
Net increase in net assets resulting from operations	$311,657

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
CONSUMER PRODUCTS FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$30,474	$71,372
Net realized gain on investments	214,014	517,798
Net change in unrealized appreciation (depreciation) on investments	67,169	(783,999)
Net increase (decrease) in net assets resulting from operations	311,657	(194,829)

Distributions to shareholders	—	(535,988)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,611,842	1,972,238
Distributions reinvested	—	535,988
Cost of shares redeemed	(4,300,847)	(2,732,173)
Net decrease from capital share transactions	(689,005)	(223,947)
Net decrease in net assets	(377,348)	(954,764)

NET ASSETS:
Beginning of period	5,029,999	5,984,763
End of period	$4,652,651	$5,029,999

CAPITAL SHARE ACTIVITY:
Shares sold	56,946	28,508
Shares issued from reinvestment of distributions	—	8,109
Shares redeemed	(67,732)	(39,949)
Net decrease in shares	(10,786)	(3,332)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

FINANCIAL HIGHLIGHTS
CONSUMER PRODUCTS FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$61.48	$70.28	$68.34	$71.96	$77.68	$70.88
Income (loss) from investment operations:
Net investment income (loss)(b)	0.40	0.86	0.75	0.65	0.81	0.50
Net gain (loss) on investments (realized and unrealized)	3.62	(2.84)	2.27	(2.99)	(1.66)	7.00
Total from investment operations	4.02	(1.98)	3.02	(2.34)	(0.85)	7.50
Less distributions from:
Net investment income	—	(1.03)	(1.08)	(0.93)	(0.54)	(0.64)
Net realized gains	—	(5.79)	—	(0.35)	(4.33)	(0.06)
Total distributions	—	(6.82)	(1.08)	(1.28)	(4.87)	(0.70)
Net asset value, end of period	$65.50	$61.48	$70.28	$68.34	$71.96	$77.68

Total Return(c)	6.54%	(3.52)%	4.42%	(3.30)%	(0.91)%	10.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,653	$5,030	$5,985	$8,578	$12,833	$15,675
Ratios to average net assets:
Net investment income (loss)	1.25%	1.27%	1.05%	0.92%	1.10%	0.68%
Total expenses	1.74%	1.84%	1.78%	1.80%	1.77%	1.69%
Net expenses(d)	1.69%	1.79%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	81%	49%	558%	126%	149%	162%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
ELECTRONICS FUND

	SHARES	VALUE
COMMON STOCKS - 99.4%

SEMICONDUCTORS - 93.1%
NVIDIA Corp.	29,571	$5,916,861
Broadcom, Inc.	9,469	3,576,915
Micron Technology, Inc.	2,898	3,345,132
Advanced Micro Devices, Inc.*	4,946	2,873,181
Applied Materials, Inc.	3,201	2,314,323
Intel Corp.*	15,960	2,228,495
Lam Research Corp.	4,928	2,135,450
KLA Corp.	6,155	1,857,025
Texas Instruments, Inc.	4,728	1,409,275
Marvell Technology, Inc.	4,714	1,404,254
Analog Devices, Inc.	2,949	1,171,254
QUALCOMM, Inc.	6,177	1,141,448
Astera Labs, Inc.*	1,755	847,700
Teradyne, Inc.	1,733	838,495
ASML Holding N.V.	419	833,575
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,704	813,779
NXP Semiconductors N.V.	2,397	673,629
Monolithic Power Systems, Inc.	465	642,797
Microchip Technology, Inc.	6,482	591,158
ARM Holdings plc ADR*	1,563	554,193
MKS, Inc.	1,176	523,085
United Microelectronics Corp. ADR	18,535	504,337
ASE Technology Holding Company Ltd. ADR	10,598	478,182
ON Semiconductor Corp.*	5,014	474,024
Silicon Motion Technology Corp. ADR	1,386	461,995
Kulicke & Soffa Industries, Inc.	3,419	457,326
MACOM Technology
Solutions Holdings, Inc.*	1,171	445,413
Tower Semiconductor Ltd.*	1,664	433,705
Nova Ltd.*	784	425,665
Onto Innovation, Inc.*	1,085	410,618
Lattice Semiconductor Corp.*	2,680	409,933
STMicroelectronics N.V.	5,174	387,481
SiTime Corp.*	474	353,395
MaxLinear, Inc.*	2,753	352,467
Semtech Corp.*	2,075	335,839
Amkor Technology, Inc.	3,889	335,349
FormFactor, Inc.*	2,064	330,096
Rambus, Inc.*	2,361	313,399
Allegro MicroSystems, Inc.*	4,381	305,005
GLOBALFOUNDRIES, Inc.	3,373	277,969
ACM Research, Inc. — Class A*	2,152	273,067
Skyworks Solutions, Inc.	3,907	264,895
Ultra Clean Holdings, Inc.*	1,728	246,396
Camtek Ltd.*	1,495	243,864
Qorvo, Inc.*	2,494	232,615
Silicon Laboratories, Inc.*	1,047	228,832
Cirrus Logic, Inc.*	1,527	226,805
Axcelis Technologies, Inc.*	1,153	218,436
Veeco Instruments, Inc.*	2,553	193,517
Power Integrations, Inc.	2,302	192,816
Ambarella, Inc.*	2,170	186,186
Diodes, Inc.*	1,701	186,158
Penguin Solutions, Inc.*	2,403	182,652
Synaptics, Inc.*,(a)	1,445	179,512
AXT, Inc.*	2,343	168,884
Navitas Semiconductor Corp. — Class A*	8,342	149,489
Impinj, Inc.*	1,040	148,959
Photronics, Inc.*	3,738	121,597
Total Semiconductors		46,828,902

ENERGY-ALTERNATE SOURCES - 2.7%
SolarEdge Technologies, Inc.*,(a)	6,756	394,821
First Solar, Inc.*	1,642	387,446
Canadian Solar, Inc.*	23,918	383,166
Enphase Energy, Inc.*	4,166	205,134
Total Energy-Alternate Sources		1,370,567

TELECOMMUNICATIONS - 1.1%
Credo Technology Group
Holding Ltd.*	2,129	578,982

MISCELLANEOUS MANUFACTURING - 1.0%
Entegris, Inc.	2,712	487,780

CHEMICALS - 0.8%
Qnity Electronics, Inc.	2,362	385,738

COMPUTERS - 0.4%
Rigetti Computing, Inc.*	10,575	204,309

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Universal Display Corp.	1,924	166,599

Total Common Stocks
(Cost $17,845,090)		50,022,877

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 0.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$168,341	168,341
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	168,333	168,333
Total Repurchase Agreements
(Cost $336,674)		336,674

Total Investments - 100.1%
(Cost $18,181,764)		$50,359,551
Other Assets & Liabilities, net - (0.1)%		(60,814)
Total Net Assets - 100.0%		$50,298,737

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
ELECTRONICS FUND

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,022,877	$—	$—	$50,022,877
Repurchase Agreements	—	336,674	—	336,674
Total Assets	$50,022,877	$336,674	$—	$50,359,551

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
ELECTRONICS FUND
June 30, 2026

ASSETS:
Investments, at value - including $426,251 of securities loaned (cost $17,845,090)	$50,022,877
Repurchase agreements, at value (cost $336,674)	336,674
Receivables:
Fund shares sold	570,717
Dividends	6,258
Interest	34
Securities lending income	17
Total assets	50,936,577

LIABILITIES:
Payable for:
Investments purchased	506,731
Investment advisory fees	30,278
Transfer agent fees	21,119
Fund accounting/administration fees	14,835
Servicing fees	9,462
Trustees’ fees and expenses*	1,721
Fund shares redeemed	1,098
Other liabilities	52,596
Total liabilities	637,840
NET ASSETS	$50,298,737

NET ASSETS CONSIST OF:
Paid-in capital	$18,085,585
Total distributable earnings (loss)	32,213,152
Net assets	$50,298,737
Capital shares outstanding	120,882
Net asset value per share	$416.10

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

STATEMENT OF OPERATIONS (Unaudited)
ELECTRONICS FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,433)	$75,823
Interest	4,023
Income from securities lending, net	58
Total investment income	79,904

EXPENSES:
Investment advisory fees	129,559
Investor service fees	38,105
Transfer agent fees	28,949
Professional fees	23,586
Fund accounting/administration fees	20,070
Printing fees	17,875
Custodian fees	2,689
Trustees’ fees and expenses*	1,621
Miscellaneous	3,059
Total expenses	265,513
Less:
Expenses reimbursed by Adviser	(7,621)
Net expenses	257,892
Net investment loss	(177,988)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,544,544
Net realized gain	1,544,544
Net change in unrealized appreciation (depreciation) on:
Investments	19,918,803
Net change in unrealized appreciation (depreciation)	19,918,803
Net realized and unrealized gain	21,463,347
Net increase in net assets resulting from operations	$21,285,359

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
ELECTRONICS FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(177,988)	$(168,714)
Net realized gain on investments	1,544,544	2,370,503
Net change in unrealized appreciation (depreciation) on investments	19,918,803	(1,908,790)
Net increase in net assets resulting from operations	21,285,359	292,999

Distributions to shareholders	—	(5,140,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	21,835,843	14,500,162
Distributions reinvested	—	5,140,185
Cost of shares redeemed	(12,681,723)	(23,840,625)
Net increase (decrease) from capital share transactions	9,154,120	(4,200,278)
Net increase (decrease) in net assets	30,439,479	(9,047,464)

NET ASSETS:
Beginning of period	19,859,258	28,906,722
End of period	$50,298,737	$19,859,258

CAPITAL SHARE ACTIVITY:
Shares sold	69,784	68,442
Shares issued from reinvestment of distributions	—	29,565
Shares redeemed	(41,540)	(128,711)
Net increase (decrease) in shares	28,244	(30,704)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

FINANCIAL HIGHLIGHTS
ELECTRONICS FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$214.37	$234.36	$204.39	$135.09	$210.77	$162.39
Income (loss) from investment operations:
Net investment income (loss)(b)	(1.70)	(2.04)	(2.01)	(1.04)	(0.99)	(1.50)
Net gain (loss) on investments (realized and unrealized)	203.43	77.12	35.29	74.72	(67.42)	60.92
Total from investment operations	201.73	75.08	33.28	73.68	(68.41)	59.42
Less distributions from:
Net investment income	—	(95.07)	(3.31)	(4.38)	(7.27)	(11.04)
Total distributions	—	(95.07)	(3.31)	(4.38)	(7.27)	(11.04)
Net asset value, end of period	$416.10	$214.37	$234.36	$204.39	$135.09	$210.77

Total Return(c)	94.10%	41.49%	16.13%	54.75%	(32.70)%	38.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,299	$19,859	$28,907	$35,352	$10,807	$16,564
Ratios to average net assets:
Net investment income (loss)	(1.17)%	(0.96)%	(0.85)%	(0.60)%	(0.62)%	(0.82)%
Total expenses	1.74%	1.83%	1.78%	1.81%	1.77%	1.70%
Net expenses(d)	1.69%	1.78%	1.73%	1.78%	1.77%	1.70%
Portfolio turnover rate	46%	84%	52%	70%	115%	197%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
ENERGY FUND

	SHARES	VALUE
COMMON STOCKS - 98.9%

OIL & GAS - 58.4%
Exxon Mobil Corp.	4,272	$584,068
Chevron Corp.	2,605	431,805
ConocoPhillips	2,660	276,534
Valero Energy Corp.	870	226,583
Marathon Petroleum Corp.	851	217,575
EOG Resources, Inc.	1,614	209,384
Phillips 66	1,214	205,227
Devon Energy Corp.	4,158	171,809
EQT Corp.	2,859	152,013
Texas Pacific Land Corp.	343	150,111
Diamondback Energy, Inc.	850	149,413
Occidental Petroleum Corp.	2,927	142,164
Shell plc ADR	1,800	139,572
Canadian Natural Resources Ltd.	3,238	127,901
Expand Energy Corp.	1,355	123,562
Petroleo Brasileiro S.A. - Petrobras ADR	7,009	113,265
BP plc ADR	3,062	113,141
Cenovus Energy, Inc.	4,296	106,584
Suncor Energy, Inc.	1,832	98,342
Permian Resources Corp. — Class A	5,239	96,450
Ovintiv, Inc.	1,816	95,612
Viper Energy, Inc. — Class A	2,255	95,612
HF Sinclair Corp.	1,210	84,276
Antero Resources Corp.*	2,383	83,739
APA Corp.	2,536	82,597
Range Resources Corp.	2,020	75,124
Equinor ASA ADR	2,378	74,669
Transocean Ltd.*	15,129	73,981
Chord Energy Corp.	530	60,579
Matador Resources Co.	1,194	59,437
SM Energy Co.	2,265	59,116
PBF Energy, Inc. — Class A	1,253	57,037
CNX Resources Corp.*	1,665	56,493
Magnolia Oil & Gas Corp. — Class A	2,132	54,537
Weatherford International plc	668	54,442
California Resources Corp.	990	52,341
Noble Corporation plc	1,355	50,541
Murphy Oil Corp.	1,532	49,882
Valaris Ltd.*	647	46,972
Patterson-UTI Energy, Inc.	4,666	42,834
Par Pacific Holdings, Inc.*	754	42,284
Delek US Holdings, Inc.	765	38,870
Northern Oil & Gas, Inc.	1,837	33,342
Comstock Resources, Inc.*	1,989	29,676
Sable Offshore Corp.*,(a)	2,674	8,236
Total Oil & Gas		5,297,732

PIPELINES - 19.0%
Williams Companies, Inc.	3,349	248,965
Kinder Morgan, Inc.	6,387	204,192
Targa Resources Corp.	717	192,256
ONEOK, Inc.	2,150	186,921
Cheniere Energy, Inc.	758	181,170
Enbridge, Inc.	2,092	113,407
DT Midstream, Inc.	674	98,903
Venture Global, Inc. — Class A	8,097	90,120
TC Energy Corp.	1,344	89,094
Golar LNG Ltd.	1,758	87,619
Antero Midstream Corp.	3,167	72,049
Pembina Pipeline Corp.	1,513	69,976
Kinetik Holdings, Inc. — Class A	1,316	63,615
NextDecade Corp.*	3,156	23,796
Total Pipelines		1,722,083

OIL & GAS SERVICES - 9.3%
SLB Ltd.	4,225	196,420
Baker Hughes Co. — Class A	3,221	178,766
Halliburton Co.	3,526	119,708
TechnipFMC plc	1,528	101,306
Kodiak Gas Services, Inc.	985	74,003
NOV, Inc.	3,348	62,105
Solaris Energy Infrastructure, Inc. — Class A	764	61,472
Liberty Energy, Inc. — Class A	1,946	50,966
Total Oil & Gas Services		844,746

MINING - 5.1%
Cameco Corp.	1,290	131,399
Uranium Energy Corp.*	10,756	114,659
NexGen Energy Ltd.*	7,870	73,899
Denison Mines Corp.*	23,192	70,968
Energy Fuels, Inc.*	3,177	46,067
Centrus Energy Corp. — Class A*	174	29,209
Total Mining		466,201

ENERGY-ALTERNATE SOURCES - 4.0%
First Solar, Inc.*	486	114,676
SolarEdge Technologies, Inc.*	1,657	96,835
Enphase Energy, Inc.*	1,237	60,910
Sunrun, Inc.*	3,524	47,151
Plug Power, Inc.*	16,963	45,970
Total Energy-Alternate Sources		365,542

COAL - 0.9%
Peabody Energy Corp.	1,760	40,691
Core Natural Resources, Inc.	449	35,929
Total Coal		76,620

TRANSPORTATION - 0.8%
Frontline plc	2,072	72,085

METAL FABRICATE & HARDWARE - 0.8%
Tenaris S.A. ADR	1,238	68,697

RETAIL - 0.6%
Murphy USA, Inc.	107	57,659

Total Common Stocks
(Cost $2,985,371)		8,971,365

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
ENERGY FUND

	SHARES	VALUE
SECURITIES LENDING COLLATERAL(b) - 0.2%

MONEY MARKET FUNDS - 0.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	14,616	$14,616
Total Securities Lending Collateral
(Cost $14,616)		14,616

MASTER LIMITED PARTNERSHIPS - 0.9%
PIPELINES - 0.9%
Western Midstream Partners, LP	1,909	83,538
Total Master Limited Partnerships
(Cost $71,837)		83,538

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.6%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$28,132	28,132
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	28,130	28,130
Total Repurchase Agreements
(Cost $56,262)		56,262

Total Investments - 100.6%
(Cost $3,128,086)		$9,125,781
Other Assets & Liabilities, net - (0.6)%		(52,910)
Total Net Assets - 100.0%		$9,072,871

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,971,365	$—	$—	$8,971,365
Securities Lending Collateral	14,616	—	—	14,616
Master Limited Partnerships	83,538	—	—	83,538
Repurchase Agreements	—	56,262	—	56,262
Total Assets	$9,069,519	$56,262	$—	$9,125,781

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
ENERGY FUND
June 30, 2026

ASSETS:
Investments, at value - including $6,209 of securities loaned (cost $3,071,824)	$9,069,519
Repurchase agreements, at value (cost $56,262)	56,262
Receivables:
Investments sold	52,581
Fund shares sold	27,027
Dividends	7,429
Interest	16
Securities lending income	9
Total assets	9,212,843

LIABILITIES:
Payable for:
Fund shares redeemed	81,499
Return of securities lending collateral	14,616
Professional fees	12,479
Printing fees	7,605
Transfer agent fees	6,752
Investment advisory fees	6,609
Fund accounting/administration fees	5,897
Servicing fees	2,065
Trustees’ fees and expenses*	620
Other liabilities	1,830
Total liabilities	139,972
NET ASSETS	$9,072,871

NET ASSETS CONSIST OF:
Paid-in capital	$4,336,148
Total distributable earnings (loss)	4,736,723
Net assets	$9,072,871
Capital shares outstanding	29,238
Net asset value per share	$310.31

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

STATEMENT OF OPERATIONS (Unaudited)
ENERGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4,839)	$148,418
Interest	1,520
Income from securities lending, net	9
Total investment income	149,947

EXPENSES:
Investment advisory fees	50,939
Investor service fees	14,982
Transfer agent fees	11,391
Professional fees	9,269
Fund accounting/administration fees	7,929
Printing fees	7,025
Custodian fees	1,164
Trustees’ fees and expenses*	637
Miscellaneous	1,202
Total expenses	104,538
Less:
Expenses reimbursed by Adviser	(2,997)
Net expenses	101,541
Net investment income	48,406

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	360,884
Foreign currency transactions	(88)
Net realized gain	360,796
Net change in unrealized appreciation (depreciation) on:
Investments	1,257,947
Net change in unrealized appreciation (depreciation)	1,257,947
Net realized and unrealized gain	1,618,743
Net increase in net assets resulting from operations	$1,667,149

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
ENERGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$48,406	$119,411
Net realized gain on investments	360,796	614,702
Net change in unrealized appreciation (depreciation) on investments	1,257,947	(1,100,300)
Net increase (decrease) in net assets resulting from operations	1,667,149	(366,187)

Distributions to shareholders	—	(194,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	26,941,482	48,842,953
Distributions reinvested	—	194,317
Cost of shares redeemed	(27,604,151)	(50,235,135)
Net decrease from capital share transactions	(662,669)	(1,197,865)
Net increase (decrease) in net assets	1,004,480	(1,758,369)

NET ASSETS:
Beginning of period	8,068,391	9,826,760
End of period	$9,072,871	$8,068,391

CAPITAL SHARE ACTIVITY:
Shares sold	81,848	195,566
Shares issued from reinvestment of distributions	—	822
Shares redeemed	(84,517)	(205,425)
Net decrease in shares	(2,669)	(9,037)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

FINANCIAL HIGHLIGHTS
ENERGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024		Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$252.87	$240.00	$245.55		$251.65	$171.83	$114.99
Income (loss) from investment operations:
Net investment income (loss)(b)	1.28	2.95	3.13		4.00	5.48	2.42
Net gain (loss) on investments (realized and unrealized)	56.16	14.73 (c)	(2.47	)(d)	(0.13)	77.00	55.43
Total from investment operations	57.44	17.68	0.66		3.87	82.48	57.85
Less distributions from:
Net investment income	—	(4.81)	(6.21)		(9.97)	(2.66)	(1.01)
Total distributions	—	(4.81)	(6.21)		(9.97)	(2.66)	(1.01)
Net asset value, end of period	$310.31	$252.87	$240.00		$245.55	$251.65	$171.83

Total Return(e)	22.72%	7.51%	0.07%		1.61%	48.29%	50.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,073	$8,068	$9,827		$16,575	$23,477	$16,714
Ratios to average net assets:
Net investment income (loss)	0.81%	1.22%	1.23%		1.63%	2.38%	1.51%
Total expenses	1.74%	1.84%	1.78%		1.81%	1.77%	1.69%
Net expenses(f)	1.69%	1.79%	1.73%		1.79%	1.77%	1.69%
Portfolio turnover rate	223%	519%	1,179%		229%	307%	316%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
ENERGY SERVICES FUND

	SHARES	VALUE
COMMON STOCKS - 99.7%

OIL & GAS SERVICES - 71.4%
SLB Ltd.	19,260	$895,397
Baker Hughes Co. — Class A	14,685	815,018
Halliburton Co.	16,077	545,814
Kodiak Gas Services, Inc.	4,490	337,334
Archrock, Inc.	8,046	327,553
TechnipFMC plc	4,860	322,218
NOV, Inc.	15,264	283,147
Solaris Energy Infrastructure, Inc. — Class A	3,486	280,484
Oceaneering International, Inc.*	5,808	235,340
Liberty Energy, Inc. — Class A	8,873	232,384
Select Water Solutions, Inc. — Class A	9,831	196,423
Tidewater, Inc.*	2,781	185,298
National Energy Services Reunited Corp.*	5,934	177,605
TETRA Technologies, Inc.*	13,497	152,921
ProPetro Holding Corp.*	10,507	150,670
Atlas Energy Solutions, Inc.	8,259	137,182
Expro Group Holdings N.V.*	9,171	135,456
Helix Energy Solutions Group, Inc.*	13,978	122,168
ProFrac Holding Corp. — Class A*	7,935	46,102
Total Oil & Gas Services		5,578,514

OIL & GAS - 22.5%
Weatherford International plc	3,045	248,168
Transocean Ltd.*	49,743	243,243
Noble Corporation plc	6,178	230,439
Valaris Ltd.*	2,947	213,952
Borr Drilling Ltd.*	49,919	206,165
Seadrill Ltd.*	5,324	201,354
Patterson-UTI Energy, Inc.	21,272	195,277
Helmerich & Payne, Inc.	5,592	183,082
Nabors Industries Ltd.*	471	39,569
Total Oil & Gas		1,761,249

METAL FABRICATE & HARDWARE - 3.0%
Tenaris S.A. ADR	4,227	234,556

MACHINERY-DIVERSIFIED - 2.8%
Cactus, Inc. — Class A	4,298	220,187

Total Common Stocks
(Cost $5,021,974)		7,794,506

	FACE AMOUNT
REPURCHASE AGREEMENTS(a) - 0.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$34,463	34,463
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	34,461	34,461
Total Repurchase Agreements
(Cost $68,924)		68,924

Total Investments - 100.6%
(Cost $5,090,898)		$7,863,430
Other Assets & Liabilities, net - (0.6)%		(43,562)
Total Net Assets - 100.0%		$7,819,868

*	Non-income producing security.
(a)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,794,506	$—	$—	$7,794,506
Repurchase Agreements	—	68,924	—	68,924
Total Assets	$7,794,506	$68,924	$—	$7,863,430

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
ENERGY SERVICES FUND
June 30, 2026

ASSETS:
Investments, at value (cost $5,021,974)	$7,794,506
Repurchase agreements, at value (cost $68,924)	68,924
Cash	3,496
Receivables:
Dividends	6,661
Fund shares sold	2,350
Interest	7
Total assets	7,875,944

LIABILITIES:
Payable for:
Fund shares redeemed	23,422
Professional fees	6,460
Investment advisory fees	5,793
Printing fees	4,605
Transfer agent fees	4,591
Fund accounting/administration fees	4,244
Investments purchased	3,496
Servicing fees	1,810
Trustees’ fees and expenses*	300
Other liabilities	1,355
Total liabilities	56,076
NET ASSETS	$7,819,868

NET ASSETS CONSIST OF:
Paid-in capital	$15,637,545
Total distributable earnings (loss)	(7,817,677)
Net assets	$7,819,868
Capital shares outstanding	18,957
Net asset value per share	$412.50

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

STATEMENT OF OPERATIONS (Unaudited)
ENERGY SERVICES FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$64,375
Interest (net of foreign withholding tax of $91)	1,103
Total investment income	65,478

EXPENSES:
Investment advisory fees	34,608
Investor service fees	10,179
Transfer agent fees	7,766
Professional fees	6,282
Fund accounting/administration fees	5,322
Printing fees	4,761
Custodian fees	777
Trustees’ fees and expenses*	432
Miscellaneous	815
Total expenses	70,942
Less:
Expenses reimbursed by Adviser	(2,036)
Net expenses	68,906
Net investment loss	(3,428)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(166,421)
Net realized loss	(166,421)
Net change in unrealized appreciation (depreciation) on:
Investments	1,331,280
Net change in unrealized appreciation (depreciation)	1,331,280
Net realized and unrealized gain	1,164,859
Net increase in net assets resulting from operations	$1,161,431

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
ENERGY SERVICES FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,428)	$7,847
Net realized loss on investments	(166,421)	(98,841)
Net change in unrealized appreciation (depreciation) on investments	1,331,280	(467,655)
Net increase (decrease) in net assets resulting from operations	1,161,431	(558,649)

Distributions to shareholders	—	(1,990)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	25,134,523	84,100,714
Distributions reinvested	—	1,990
Cost of shares redeemed	(21,206,781)	(84,982,429)
Net increase (decrease) from capital share transactions	3,927,742	(879,725)
Net increase (decrease) in net assets	5,089,173	(1,440,364)

NET ASSETS:
Beginning of period	2,730,695	4,171,059
End of period	$7,819,868	$2,730,695

CAPITAL SHARE ACTIVITY:
Shares sold	60,405	280,724
Shares issued from reinvestment of distributions	—	8
Shares redeemed	(50,318)	(285,637)
Net increase (decrease) in shares	10,087	(4,905)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

FINANCIAL HIGHLIGHTS
ENERGY SERVICES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$307.86	$302.80	$328.79	$314.84	$220.84	$188.21
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.18)	0.62	0.12	(1.88)	(2.27)	0.37
Net gain (loss) on investments (realized and unrealized)	104.82	4.63 (c)	(26.11)	15.83	96.27	32.56
Total from investment operations	104.64	5.25	(25.99)	13.95	94.00	32.93
Less distributions from:
Net investment income	—	(0.19)	—	—	—	(0.30)
Total distributions	—	(0.19)	—	—	—	(0.30)
Net asset value, end of period	$412.50	$307.86	$302.80	$328.79	$314.84	$220.84

Total Return(d)	33.99%	1.74%	(7.90)%	4.43%	42.56%	17.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,820	$2,731	$4,171	$5,750	$17,546	$8,693
Ratios to average net assets:
Net investment income (loss)	(0.08)%	0.22%	0.04%	(0.58)%	(0.80)%	0.16%
Total expenses	1.74%	1.84%	1.78%	1.80%	1.77%	1.69%
Net expenses(e)	1.69%	1.79%	1.73%	1.78%	1.77%	1.69%
Portfolio turnover rate	232%	2,071%	252%	290%	337%	301%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investment for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
FINANCIAL SERVICES FUND

	SHARES	VALUE
COMMON STOCKS - 99.5%

BANKS - 29.2%
JPMorgan Chase & Co.	857	$280,522
Bank of America Corp.	3,189	181,709
Goldman Sachs Group, Inc.	159	160,808
Wells Fargo & Co.	1,778	146,934
Morgan Stanley	687	143,611
Citigroup, Inc.	1,020	142,759
PNC Financial Services Group, Inc.	381	93,810
U.S. Bancorp	1,522	91,929
Bank of New York Mellon Corp.	635	91,827
NU Holdings Limited/Cayman Islands — Class A*	6,254	83,553
Truist Financial Corp.	1,436	71,542
Fifth Third Bancorp	1,203	67,813
HDFC Bank Ltd. ADR	2,611	67,442
ICICI Bank Ltd. ADR	2,242	65,085
State Street Corp.	368	62,413
Toronto-Dominion Bank	513	62,294
Popular, Inc.	373	61,239
Bank of Nova Scotia	703	61,049
Royal Bank of Canada	293	60,642
Itau Unibanco Holding S.A. ADR	7,409	60,532
Huntington Bancshares, Inc.	3,165	56,115
M&T Bank Corp.	233	55,456
Northern Trust Corp.	297	51,631
Citizens Financial Group, Inc.	713	49,960
Regions Financial Corp.	1,587	47,927
KeyCorp	2,027	46,722
First Citizens BancShares, Inc. — Class A	19	39,535
East West Bancorp, Inc.	299	38,598
Pinnacle Financial Partners, Inc.	365	36,821
First Horizon Corp.	1,266	32,460
Wintrust Financial Corp.	192	30,858
UMB Financial Corp.	209	29,837
Zions Bancorp North America	431	29,821
Columbia Banking System, Inc.	895	28,685
Old National Bancorp	1,087	28,153
Commerce Bancshares, Inc.	467	26,969
Valley National Bancorp	1,676	24,553
Hancock Whitney Corp.	308	23,014
Bank OZK	417	21,722
Total Banks		2,756,350

DIVERSIFIED FINANCIAL SERVICES - 23.7%
Visa, Inc. — Class A	720	247,025
Mastercard, Inc. — Class A	378	194,141
American Express Co.	377	127,520
Charles Schwab Corp.	1,282	118,290
Interactive Brokers Group, Inc. — Class A	1,259	109,583
Capital One Financial Corp.	539	108,134
Blackrock, Inc.	112	107,695
CME Group, Inc.	342	75,524
Intercontinental Exchange, Inc.	592	72,881
Rocket Companies, Inc. — Class A*	4,198	66,119
XP, Inc. — Class A	4,035	65,609
Apollo Global Management, Inc.	508	60,101
Ameriprise Financial, Inc.	131	60,098
Nasdaq, Inc.	706	55,647
Coinbase Global, Inc. — Class A*	367	53,652
Ares Management Corp. — Class A	447	49,756
Raymond James Financial, Inc.	315	47,889
Synchrony Financial	626	47,607
T. Rowe Price Group, Inc.	409	46,499
SoFi Technologies, Inc.*	2,554	45,793
LPL Financial Holdings, Inc.	154	43,379
Tradeweb Markets, Inc. — Class A	434	43,252
Cboe Global Markets, Inc.	174	42,225
Brookfield Asset Management Ltd. — Class A	855	38,347
TPG, Inc. — Class A	852	34,549
Ally Financial, Inc.	735	33,773
Blue Owl Capital, Inc. — Class A	3,615	31,631
Franklin Resources, Inc.	910	30,276
Invesco Ltd.	1,137	30,005
SEI Investments Co.	330	28,944
Galaxy Digital, Inc. — Class A*,(a)	979	26,766
Jefferies Financial Group, Inc.	456	22,791
SLM Corp.	816	21,167
Hamilton Lane, Inc. — Class A	241	18,998
Upstart Holdings, Inc.*,(a)	470	16,652
Webull Corp.*	2,128	13,875
Dave, Inc.*,(a)	21	7,824
Total Diversified Financial Services		2,244,017

INSURANCE - 17.2%
Berkshire Hathaway, Inc. — Class B*	622	311,243
Progressive Corp.	496	108,351
Marsh & McLennan Companies, Inc.	495	82,502
Arch Capital Group Ltd.*	841	81,627
Travelers Companies, Inc.	243	80,219
Willis Towers Watson plc	305	79,718
Allstate Corp.	315	74,951
Arthur J Gallagher & Co.	312	71,626
Chubb Ltd.	210	71,555
Aflac, Inc.	606	71,054
Aon plc — Class A	206	68,329
MetLife, Inc.	721	61,004
American International Group, Inc.	770	57,388
Prudential Financial, Inc.	527	56,879
Hartford Insurance Group, Inc.	427	56,586
Cincinnati Financial Corp.	277	51,284
Principal Financial Group, Inc.	408	43,974
Brown & Brown, Inc.	647	41,505
W R Berkley Corp.	588	41,472
Equitable Holdings, Inc.	747	32,778

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
FINANCIAL SERVICES FUND

	SHARES	VALUE
COMMON STOCKS - 99.5% (continued)

INSURANCE - 17.2% (continued)
Corebridge Financial, Inc.	861	$24,650
Selective Insurance Group, Inc.	234	22,700
Brighthouse Financial, Inc.*	280	17,724
Erie Indemnity Co. — Class A	53	12,707
Total Insurance		1,621,826

REITS - 16.3%
Welltower, Inc.	535	121,429
Prologis, Inc.	742	100,519
Equinix, Inc.	90	93,815
Simon Property Group, Inc.	352	78,725
American Tower Corp.	464	75,896
Digital Realty Trust, Inc.	409	73,448
Realty Income Corp.	1,133	70,201
Public Storage	205	65,254
Ventas, Inc.	701	62,249
Iron Mountain, Inc.	436	55,071
Extra Space Storage, Inc.	345	50,129
Crown Castle, Inc.	643	48,694
VICI Properties, Inc. — Class A	1,824	48,427
AvalonBay Communities, Inc.	255	48,116
Equity Residential	696	47,279
Invitation Homes, Inc.	1,314	39,696
Weyerhaeuser Co.	1,605	38,424
SBA Communications Corp. — Class A	214	37,762
Mid-America Apartment Communities, Inc.	268	37,236
Annaly Capital Management, Inc.	1,664	37,207
Lamar Advertising Co. — Class A	234	36,499
Healthpeak Properties, Inc.	1,698	36,337
Host Hotels & Resorts, Inc.	1,531	36,300
Regency Centers Corp.	443	35,325
Sun Communities, Inc.	288	34,534
UDR, Inc.	844	33,693
AGNC Investment Corp.	3,069	33,452
Equity LifeStyle Properties, Inc.	505	32,547
Gaming and Leisure Properties, Inc.	698	31,082
Total REITS		1,539,346

COMMERCIAL SERVICES - 6.5%
S&P Global, Inc.	251	102,222
Moody's Corp.	170	76,997
Block, Inc.*	846	64,296
PayPal Holdings, Inc.	1,359	58,682
StoneCo Ltd. — Class A	5,174	56,086
Affirm Holdings, Inc.*	624	50,887
Global Payments, Inc.	600	43,536
Corpay, Inc.*	123	40,992
Toast, Inc. — Class A*	1,378	38,336
Remitly Global, Inc.*	910	20,393
MarketAxess Holdings, Inc.	159	18,045
Shift4 Payments, Inc. — Class A*,(a)	341	16,586
Euronet Worldwide, Inc.*	209	15,297
Morningstar, Inc.	56	8,737
Sezzle, Inc.*,(a)	43	7,380
Total Commercial Services		618,472

PRIVATE EQUITY - 2.9%
Blackstone, Inc.	939	110,492
KKR & Company, Inc.	798	73,241
Brookfield Corp. — Class A	1,387	59,072
Carlyle Group, Inc.	707	29,772
Total Private Equity		272,577

SOFTWARE - 1.8%
MSCI, Inc. — Class A	102	57,124
Fiserv, Inc.*	891	43,704
Fidelity National Information Services, Inc.	1,072	41,679
Jack Henry & Associates, Inc.	220	30,303
Total Software		172,810

INTERNET - 1.0%
Robinhood Markets, Inc. — Class A*	890	89,249

INVESTMENT COMPANIES - 0.4%
Ares Capital Corp.(a)	1,789	33,150

HEALTHCARE-SERVICES - 0.3%
Oscar Health, Inc. — Class A*	894	25,497

MEDIA - 0.2%
FactSet Research Systems, Inc.	94	21,627

Total Common Stocks
(Cost $3,734,557)		9,394,921

SECURITIES LENDING COLLATERAL(b) - 0.4%
MONEY MARKET FUNDS - 0.4%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	41,747	41,747
Total Securities Lending Collateral
(Cost $41,747)		41,747

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.3%
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$15,404	15,404
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	15,404	15,404
Total Repurchase Agreements
(Cost $30,808)		30,808

Total Investments - 100.2%
(Cost $3,807,112)		$9,467,476
Other Assets & Liabilities, net - (0.2)%		(15,296)
Total Net Assets - 100.0%		$9,452,180

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
FINANCIAL SERVICES FUND

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,394,921	$—	$—	$9,394,921
Securities Lending Collateral	41,747	—	—	41,747
Repurchase Agreements	—	30,808	—	30,808
Total Assets	$9,436,668	$30,808	$—	$9,467,476

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FINANCIAL SERVICES FUND
June 30, 2026

ASSETS:
Investments, at value - including $72,321 of securities loaned (cost $3,776,304)	$9,436,668
Repurchase agreements, at value (cost $30,808)	30,808
Cash	818
Receivables:
Investments sold	53,034
Dividends	14,618
Fund shares sold	2,546
Foreign tax reclaims	73
Securities lending income	12
Interest	3
Total assets	9,538,580

LIABILITIES:
Payable for:
Return of securities lending collateral	41,747
Professional fees	13,243
Printing fees	7,773
Investment advisory fees	6,477
Transfer agent fees	6,065
Fund accounting/administration fees	4,822
Servicing fees	2,024
Fund shares redeemed	2,014
Trustees’ fees and expenses*	669
Other liabilities	1,566
Total liabilities	86,400
NET ASSETS	$9,452,180

NET ASSETS CONSIST OF:
Paid-in capital	$3,786,115
Total distributable earnings (loss)	5,666,065
Net assets	$9,452,180
Capital shares outstanding	75,671
Net asset value per share	$124.91

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
FINANCIAL SERVICES FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,335)	$154,050
Interest	1,463
Income from securities lending, net	40
Total investment income	155,553

EXPENSES:
Investment advisory fees	47,447
Investor service fees	13,955
Transfer agent fees	10,558
Professional fees	8,662
Fund accounting/administration fees	7,518
Printing fees	6,565
Custodian fees	1,030
Trustees’ fees and expenses*	595
Miscellaneous	1,130
Total expenses	97,460
Less:
Expenses reimbursed by Adviser	(2,791)
Net expenses	94,669
Net investment income	60,884

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	608,202
Foreign currency transactions	26
Net realized gain	608,228
Net change in unrealized appreciation (depreciation) on:
Investments	(611,019)
Net change in unrealized appreciation (depreciation)	(611,019)
Net realized and unrealized loss	(2,791)
Net increase in net assets resulting from operations	$58,093

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$60,884	$41,416
Net realized gain on investments	608,228	1,219,232
Net change in unrealized appreciation (depreciation) on investments	(611,019)	(198,554)
Net increase in net assets resulting from operations	58,093	1,062,094

Distributions to shareholders	—	(303,341)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	99,108,730	11,512,470
Distributions reinvested	—	303,341
Cost of shares redeemed	(100,837,347)	(13,007,744)
Net decrease from capital share transactions	(1,728,617)	(1,191,933)
Net decrease in net assets	(1,670,524)	(433,180)

NET ASSETS:
Beginning of period	11,122,704	11,555,884
End of period	$9,452,180	$11,122,704

CAPITAL SHARE ACTIVITY:
Shares sold	823,505	95,296
Shares issued from reinvestment of distributions	—	2,471
Shares redeemed	(837,253)	(108,527)
Net decrease in shares	(13,748)	(10,760)

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$124.39	$115.35	$95.60	$83.94	$112.74	$85.52
Income (loss) from investment operations:
Net investment income (loss)(b)	0.65	0.44	0.56	0.70	0.65	0.40
Net gain (loss) on investments (realized and unrealized)	(0.13)	11.94	20.58	10.96	(20.97)	29.49
Total from investment operations	0.52	12.38	21.14	11.66	(20.32)	29.89
Less distributions from:
Net investment income	—	(0.67)	(0.96)	—	(0.58)	(0.38)
Net realized gains	—	(2.67)	(0.43)	—	(7.90)	(2.29)
Total distributions	—	(3.34)	(1.39)	—	(8.48)	(2.67)
Net asset value, end of period	$124.91	$124.39	$115.35	$95.60	$83.94	$112.74

Total Return(c)	0.42%	10.76%	22.26%	13.89%	(18.11)%	35.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,452	$11,123	$11,556	$13,703	$10,179	$18,140
Ratios to average net assets:
Net investment income (loss)	1.09%	0.37%	0.53%	0.82%	0.67%	0.39%
Total expenses	1.75%	1.84%	1.79%	1.80%	1.77%	1.69%
Net expenses(d)	1.70%	1.79%	1.74%	1.78%	1.77%	1.69%
Portfolio turnover rate	916%	97%	201%	95%	101%	170%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
HEALTH CARE FUND

	SHARES	VALUE
COMMON STOCKS - 99.5%

PHARMACEUTICALS - 33.7%
Eli Lilly & Co.	381	$456,983
Johnson & Johnson	1,429	362,923
AbbVie, Inc.	1,261	317,318
Merck & Company, Inc.	2,000	257,000
CVS Health Corp.	1,596	165,106
Pfizer, Inc.	6,544	157,579
Bristol-Myers Squibb Co.	2,661	153,327
McKesson Corp.	175	132,230
Cardinal Health, Inc.	455	108,090
Novo Nordisk A/S ADR	2,173	104,174
Cencora, Inc.	364	103,005
Becton Dickinson & Co.	618	93,522
Jazz Pharmaceuticals plc*	349	84,099
Alkermes plc*	1,557	81,579
AstraZeneca plc	396	75,089
Teva Pharmaceutical Industries Ltd. ADR*	2,198	74,468
GSK plc ADR	1,409	73,860
Novartis AG ADR	446	69,897
Zoetis, Inc.	972	69,848
Dexcom, Inc.*	1,016	68,428
Ascendis Pharma A/S*	250	66,680
Viatris, Inc.	3,800	60,344
Neurocrine Biosciences, Inc.*	351	59,156
Elanco Animal Health, Inc.*	2,019	49,688
Vaxcyte, Inc.*	773	44,934
Henry Schein, Inc.*	494	41,259
Protagonist Therapeutics, Inc.*	335	41,064
Corcept Therapeutics, Inc.*	468	40,693
Madrigal Pharmaceuticals, Inc.*	70	37,586
Mirum Pharmaceuticals, Inc.*	299	35,004
Rhythm Pharmaceuticals, Inc.*	305	33,864
Indivior Pharmaceuticals, Inc.*	800	32,824
Total Pharmaceuticals		3,551,621

HEALTHCARE-PRODUCTS - 24.7%
Thermo Fisher Scientific, Inc.	403	202,048
Abbott Laboratories	1,966	178,395
Intuitive Surgical, Inc.*	414	164,640
Danaher Corp.	860	163,813
Stryker Corp.	484	152,383
Boston Scientific Corp.*	2,531	108,023
Edwards Lifesciences Corp.*	1,163	105,205
Medtronic plc	1,248	97,631
Natera, Inc.*	358	97,179
Agilent Technologies, Inc.	675	89,660
Waters Corp.*	237	88,884
IDEXX Laboratories, Inc.*	167	87,916
GE HealthCare Technologies, Inc.	1,194	76,428
ResMed, Inc.	389	75,808
West Pharmaceutical Services, Inc.	208	74,672
Guardant Health, Inc.*	445	66,763
Alcon AG	974	65,355
STERIS plc	308	64,856
Zimmer Biomet Holdings, Inc.	672	57,852
Cooper Companies, Inc.*	765	54,858
Bio-Techne Corp.	764	53,977
Revvity, Inc.	470	52,292
Baxter International, Inc.	2,247	47,906
Align Technology, Inc.*	284	47,899
Insulet Corp.*	306	46,589
Tempus AI, Inc. — Class A*	691	40,030
Repligen Corp.*	284	38,749
Lantheus Holdings, Inc.*	348	38,607
Avantor, Inc.*	3,781	37,432
Bruker Corp.	620	37,312
Merit Medical Systems, Inc.*	422	29,261
Dentsply Sirona, Inc.	1,989	21,103
TransMedics Group, Inc.*,(a)	299	19,860
IRhythm Holdings, Inc.*	137	16,296
Total Healthcare-Products		2,599,682

BIOTECHNOLOGY - 23.8%
Amgen, Inc.	542	196,269
Gilead Sciences, Inc.	1,383	174,728
Vertex Pharmaceuticals, Inc.*	338	167,895
Regeneron Pharmaceuticals, Inc.	182	113,484
Revolution Medicines, Inc.*	514	96,262
Alnylam Pharmaceuticals, Inc.*	304	91,513
Argenx SE ADR*	94	87,210
BeOne Medicines Ltd. ADR*	296	84,351
Moderna, Inc.*	1,192	83,476
Biogen, Inc.*	382	82,535
Royalty Pharma plc — Class A	1,395	78,218
Illumina, Inc.*	427	75,079
CRISPR Therapeutics AG*	1,331	72,593
BioNTech SE ADR*	776	72,207
Insmed, Inc.*	653	69,623
United Therapeutics Corp.*	124	67,187
Roivant Sciences Ltd.*	1,822	64,481
Incyte Corp.*	555	62,915
Bridgebio Pharma, Inc.*	722	53,775
Ionis Pharmaceuticals, Inc.*	663	52,569
Cytokinetics, Inc.*	616	52,477
Exelixis, Inc.*	950	51,690
Arrowhead Pharmaceuticals, Inc.*	596	48,580
BioMarin Pharmaceutical, Inc.*	842	48,179
Halozyme Therapeutics, Inc.*	582	45,553
Axsome Therapeutics, Inc.*	181	44,303
Krystal Biotech, Inc.*	118	43,857
TG Therapeutics, Inc.*,(a)	767	42,139
PTC Therapeutics, Inc.*	469	38,256
Scholar Rock Holding Corp.*	695	38,225
Viking Therapeutics, Inc.*	893	34,836
Praxis Precision Medicines, Inc.*	102	34,149
Ultragenyx Pharmaceutical, Inc.*	897	29,951
ACADIA Pharmaceuticals, Inc.*	1,095	27,703
Recursion Pharmaceuticals, Inc. — Class A*	5,796	21,271
Sarepta Therapeutics, Inc.*	1,174	21,097

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
HEALTH CARE FUND

	SHARES	VALUE
COMMON STOCKS - 99.5% (continued)

BIOTECHNOLOGY - 23.8% (continued)
Summit Therapeutics, Inc.*	1,418	$20,660
ADMA Biologics, Inc.*	2,336	19,552
Total Biotechnology		2,508,848

HEALTHCARE-SERVICES - 15.2%
UnitedHealth Group, Inc.	673	279,719
Elevance Health, Inc.	333	128,781
Cigna Group	427	117,715
HCA Healthcare, Inc.	282	109,949
Humana, Inc.	255	101,291
ICON plc*	533	92,587
IQVIA Holdings, Inc.*	432	83,471
Centene Corp.*	1,272	81,650
Quest Diagnostics, Inc.	332	70,367
Labcorp Holdings, Inc.	251	70,280
Tenet Healthcare Corp.*	308	57,621
Molina Healthcare, Inc.*	237	54,202
Charles River Laboratories International, Inc.*	227	51,481
Medpace Holdings, Inc.*	92	48,722
Ensign Group, Inc.	285	45,686
Universal Health Services, Inc. — Class B	281	41,782
HealthEquity, Inc.*	435	39,289
Alignment Healthcare, Inc.*	1,338	31,858
RadNet, Inc.*	491	30,280
Option Care Health, Inc.*	1,245	26,108
Acadia Healthcare Company, Inc.*	842	24,864
GeneDx Holdings Corp. — Class A*	218	14,966
Total Healthcare-Services		1,602,669

SOFTWARE - 1.0%
Veeva Systems, Inc. — Class A*	430	76,312
Waystar Holding Corp.*	1,146	23,527
Total Software		99,839

ELECTRONICS - 0.7%
Mettler-Toledo International, Inc.*	60	76,651

INTERNET - 0.4%
Hims & Hers Health, Inc.*	1,227	42,540

Total Common Stocks
(Cost $4,078,168)		10,481,850

RIGHTS - 0.0%
PHARMACEUTICALS - 0.0%
Johnson & Johnson*,(b)	307	—
Sanofi S.A. Expiring 06/30/32*,(b)	313	—
Total Pharmaceuticals		—

Total Rights
(Cost $–)		—

	FACE AMOUNT
REPURCHASE AGREEMENTS(c) - 0.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$43,233	43,233
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	43,230	43,230
Total Repurchase Agreements
(Cost $86,463)		86,463

Total Investments - 100.3%
(Cost $4,164,631)		$10,568,313
Other Assets & Liabilities, net - (0.3)%		(34,972)
Total Net Assets - 100.0%		$10,533,341

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Value determined based on Level 3 inputs — See Note 4.
(c)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,481,850	$—	$—		$10,481,850
Rights	—	—	—	(a)	—
Repurchase Agreements	—	86,463	—		86,463
Total Assets	$10,481,850	$86,463	$—		$10,568,313

(a)	Securities with a market value of $0.

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
HEALTH CARE FUND
June 30, 2026

ASSETS:
Investments, at value - including $44,674 of securities loaned (cost $4,078,168)	$10,481,850
Repurchase agreements, at value (cost $86,463)	86,463
Receivables:
Dividends	4,627
Fund shares sold	4,563
Foreign tax reclaims	1,015
Interest	9
Securities lending income	4
Total assets	10,578,531

LIABILITIES:
Payable for:
Professional fees	11,978
Investment advisory fees	7,009
Printing fees	6,659
Transfer agent fees	6,587
Fund accounting/administration fees	4,395
Fund shares redeemed	4,275
Servicing fees	2,190
Trustees’ fees and expenses*	720
Other liabilities	1,377
Total liabilities	45,190
NET ASSETS	$10,533,341

NET ASSETS CONSIST OF:
Paid-in capital	$3,260,998
Total distributable earnings (loss)	7,272,343
Net assets	$10,533,341
Capital shares outstanding	125,019
Net asset value per share	$84.25

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

STATEMENT OF OPERATIONS (Unaudited)
HEALTH CARE FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,157)	$57,941
Interest	1,364
Income from securities lending, net	11
Total investment income	59,316

EXPENSES:
Investment advisory fees	42,918
Investor service fees	12,623
Transfer agent fees	9,534
Professional fees	7,844
Fund accounting/administration fees	6,787
Printing fees	5,945
Custodian fees	903
Trustees’ fees and expenses*	539
Miscellaneous	1,017
Total expenses	88,110
Less:
Expenses reimbursed by Adviser	(2,525)
Net expenses	85,585
Net investment loss	(26,269)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	947,083
Net realized gain	947,083
Net change in unrealized appreciation (depreciation) on:
Investments	(68,880)
Foreign currency translations	(2)
Net change in unrealized appreciation (depreciation)	(68,882)
Net realized and unrealized gain	878,201
Net increase in net assets resulting from operations	$851,932

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
HEALTH CARE FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(26,269)	$(58,952)
Net realized gain on investments	947,083	1,459,709
Net change in unrealized appreciation (depreciation) on investments	(68,882)	(173,489)
Net increase in net assets resulting from operations	851,932	1,227,268

Distributions to shareholders	—	(1,015,741)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	40,790,279	9,088,154
Distributions reinvested	—	1,015,741
Cost of shares redeemed	(41,647,499)	(11,047,413)
Net decrease from capital share transactions	(857,220)	(943,518)
Net decrease in net assets	(5,288)	(731,991)

NET ASSETS:
Beginning of period	10,538,629	11,270,620
End of period	$10,533,341	$10,538,629

CAPITAL SHARE ACTIVITY:
Shares sold	524,682	114,729
Shares issued from reinvestment of distributions	—	14,723
Shares redeemed	(531,642)	(140,027)
Net decrease in shares	(6,960)	(10,575)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

FINANCIAL HIGHLIGHTS
HEALTH CARE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$79.85	$79.06	$81.14	$80.37	$96.58	$86.44
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.20)	(0.42)	(0.45)	(0.47)	(0.47)	(0.61)
Net gain (loss) on investments (realized and unrealized)	4.60	10.14	0.67	4.39	(11.24)	16.61
Total from investment operations	4.40	9.72	0.22	3.92	(11.71)	16.00
Less distributions from:
Net realized gains	—	(8.93)	(2.30)	(3.15)	(4.50)	(5.86)
Total distributions	—	(8.93)	(2.30)	(3.15)	(4.50)	(5.86)
Net asset value, end of period	$84.25	$79.85	$79.06	$81.14	$80.37	$96.58

Total Return(c)	5.51%	14.07%	0.14%	5.03%	(12.00)%	18.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,533	$10,539	$11,271	$13,710	$17,447	$23,841
Ratios to average net assets:
Net investment income (loss)	(0.52)%	(0.54)%	(0.54)%	(0.59)%	(0.57)%	(0.66)%
Total expenses	1.75%	1.84%	1.78%	1.80%	1.77%	1.69%
Net expenses(d)	1.70%	1.79%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	411%	90%	105%	136%	158%	114%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INTERNET FUND

	SHARES	VALUE
COMMON STOCKS - 99.3%

INTERNET - 52.9%
Alphabet, Inc. — Class A	1,242	$443,854
Amazon.com, Inc.*	1,375	327,718
Meta Platforms, Inc. — Class A	437	246,158
Netflix, Inc.*	2,557	182,570
Uber Technologies, Inc.*	1,915	138,186
Booking Holdings, Inc.	769	137,067
Airbnb, Inc. — Class A*	748	107,039
DoorDash, Inc. — Class A*	570	105,182
Shopify, Inc. — Class A*	876	100,022
MercadoLibre, Inc.*	50	84,870
eBay, Inc.	703	78,560
Expedia Group, Inc.	257	65,761
Reddit, Inc. — Class A*	371	64,398
Coupang, Inc.*	3,371	58,554
F5, Inc.*	133	55,323
Spotify Technology S.A.*	119	54,636
Roku, Inc.*	389	53,736
Alibaba Group Holding Ltd. ADR	506	48,566
VeriSign, Inc.	191	48,048
Baidu, Inc. ADR*	395	45,145
Wix.com Ltd.*	919	41,695
Wayfair, Inc. — Class A*	439	40,572
JD.com, Inc. ADR	1,580	40,258
GoDaddy, Inc. — Class A*	474	40,233
Pinterest, Inc. — Class A*	1,772	37,265
Match Group, Inc.	918	34,930
Trip.com Group Ltd. ADR*	844	33,625
Bilibili, Inc. ADR*	1,941	33,055
Chewy, Inc. — Class A*	1,668	32,776
Etsy, Inc.*	398	29,981
Lyft, Inc. — Class A*	1,839	26,868
Snap, Inc. — Class A*	5,607	24,895
Cargurus, Inc.*	623	21,238
People, Inc.*	433	19,987
Ziff Davis, Inc.*	314	16,444
TripAdvisor, Inc.*	1,084	14,862
Trump Media & Technology Group Corp.*	1,546	11,966
Grindr, Inc.*	529	7,602
Bumble, Inc. — Class A*,(a)	1,467	4,694
Total Internet		2,958,339

SOFTWARE - 24.7%
Salesforce, Inc.	779	122,038
Datadog, Inc. — Class A*	427	111,174
Cloudflare, Inc. — Class A*	432	105,961
Snowflake, Inc.*	412	104,854
Adobe, Inc.*	487	99,845
Take-Two Interactive Software, Inc.*	322	80,494
ROBLOX Corp. — Class A*	1,394	75,806
Electronic Arts, Inc.	337	69,098
CoreWeave, Inc. — Class A*	643	64,004
Twilio, Inc. — Class A*	303	62,518
Veeva Systems, Inc. — Class A*	338	59,985
Workday, Inc. — Class A*	486	59,496
MongoDB, Inc. — Class A*	165	55,423
Zoom Communications, Inc. — Class A*	624	53,857
Akamai Technologies, Inc.*	367	43,383
Nutanix, Inc. — Class A*	835	42,552
NetEase, Inc. ADR	291	37,289
Docusign, Inc. — Class A*	726	32,249
Dropbox, Inc. — Class A*	999	27,443
DigitalOcean Holdings, Inc.*	173	27,166
Box, Inc. — Class A*	815	21,630
Fastly, Inc. — Class A*	979	17,974
ZoomInfo Technologies, Inc. — Class A*	2,818	8,257
Total Software		1,382,496

TELECOMMUNICATIONS - 14.2%
Cisco Systems, Inc.	1,901	223,291
Arista Networks, Inc.*	906	153,911
Ciena Corp.*	198	97,131
Motorola Solutions, Inc.	223	92,610
Viasat, Inc.*	451	40,504
Nokia Oyj ADR	3,029	40,225
Viavi Solutions, Inc.*	775	37,006
Telefonaktiebolaget LM Ericsson ADR	3,110	34,677
Applied Digital Corp.*	873	32,563
Extreme Networks, Inc.*	700	22,659
Vistance Networks, Inc.	1,428	18,250
Total Telecommunications		792,827

COMPUTERS - 3.0%
Lumentum Holdings, Inc.*	104	89,238
Okta, Inc.*	427	58,264
NetScout Systems, Inc.*	448	19,511
Total Computers		167,013

COMMERCIAL SERVICES - 1.5%
PayPal Holdings, Inc.	1,638	70,729
Paylocity Holding Corp.*	139	14,530
Total Commercial Services		85,259

ELECTRONICS - 0.6%
Applied Optoelectronics, Inc.*	242	35,855

REAL ESTATE - 0.6%
CoStar Group, Inc.*	1,263	35,768

ENTERTAINMENT - 0.6%
DraftKings, Inc. — Class A*	1,402	35,415

COMMUNICATIONS - 0.5%
Zillow Group, Inc. — Class C*	916	28,872

AEROSPACE & DEFENSE - 0.4%
Ondas, Inc.*	2,479	20,427

HEALTHCARE-SERVICES - 0.3%
Teladoc Health, Inc.*	1,717	14,560

Total Common Stocks
(Cost $2,535,681)		5,556,831

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INTERNET FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(b) - 1.1%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$30,907	$30,907
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	30,906	30,906
Total Repurchase Agreements
(Cost $61,813)		61,813

Total Investments - 100.4%
(Cost $2,597,494)		$5,618,644
Other Assets & Liabilities, net - (0.4)%		(23,019)
Total Net Assets - 100.0%		$5,595,625

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,556,831	$—	$—	$5,556,831
Repurchase Agreements	—	61,813	—	61,813
Total Assets	$5,556,831	$61,813	$—	$5,618,644

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INTERNET FUND
June 30, 2026

ASSETS:
Investments, at value - including $3,520 of securities loaned (cost $2,535,681)	$5,556,831
Repurchase agreements, at value (cost $61,813)	61,813
Receivables:
Dividends	1,117
Fund shares sold	27
Interest	6
Total assets	5,619,794

LIABILITIES:
Payable for:
Professional fees	5,822
Investment advisory fees	3,902
Transfer agent fees	3,526
Printing fees	3,427
Fund shares redeemed	3,051
Fund accounting/administration fees	2,156
Servicing fees	1,219
Trustees’ fees and expenses*	377
Other liabilities	689
Total liabilities	24,169
NET ASSETS	$5,595,625

NET ASSETS CONSIST OF:
Paid-in capital	$2,254,107
Total distributable earnings (loss)	3,341,518
Net assets	$5,595,625
Capital shares outstanding	49,962
Net asset value per share	$112.00

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

STATEMENT OF OPERATIONS (Unaudited)
INTERNET FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $183)	$8,814
Interest	595
Income from securities lending, net	27
Total investment income	9,436

EXPENSES:
Investment advisory fees	20,648
Investor service fees	6,073
Transfer agent fees	4,588
Professional fees	3,773
Fund accounting/administration fees	3,246
Printing fees	2,860
Custodian fees	422
Trustees’ fees and expenses*	259
Miscellaneous	489
Total expenses	42,358
Less:
Expenses reimbursed by Adviser	(1,215)
Net expenses	41,143
Net investment loss	(31,707)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	371,488
Net realized gain	371,488
Net change in unrealized appreciation (depreciation) on:
Investments	(377,478)
Net change in unrealized appreciation (depreciation)	(377,478)
Net realized and unrealized loss	(5,990)
Net decrease in net assets resulting from operations	$(37,697)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
INTERNET FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(31,707)	$(79,501)
Net realized gain on investments	371,488	975,428
Net change in unrealized appreciation (depreciation) on investments	(377,478)	(90,914)
Net increase (decrease) in net assets resulting from operations	(37,697)	805,013

Distributions to shareholders	—	(603,408)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,751,621	3,333,461
Distributions reinvested	—	603,408
Cost of shares redeemed	(2,307,854)	(4,300,731)
Net increase (decrease) from capital share transactions	443,767	(363,862)
Net increase (decrease) in net assets	406,070	(162,257)

NET ASSETS:
Beginning of period	5,189,555	5,351,812
End of period	$5,595,625	$5,189,555

CAPITAL SHARE ACTIVITY:
Shares sold	24,683	29,940
Shares issued from reinvestment of distributions	—	5,771
Shares redeemed	(21,425)	(40,058)
Net increase (decrease) in shares	3,258	(4,347)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

FINANCIAL HIGHLIGHTS
INTERNET FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$111.12	$104.83	$84.96	$57.64	$139.50	$164.44
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.70)	(1.51)	(1.19)	(1.04)	(1.28)	(2.50)
Net gain (loss) on investments (realized and unrealized)	1.58 (c)	20.13	21.06	28.36	(59.04)	(2.98)
Total from investment operations	0.88	18.62	19.87	27.32	(60.32)	(5.48)
Less distributions from:
Net realized gains	—	(12.33)	—	—	(21.54)	(19.46)
Total distributions	—	(12.33)	—	—	(21.54)	(19.46)
Net asset value, end of period	$112.00	$111.12	$104.83	$84.96	$57.64	$139.50

Total Return(d)	0.79%	18.50%	23.39%	47.40%	(44.84)%	(4.66)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,596	$5,190	$5,352	$7,893	$4,424	$9,131
Ratios to average net assets:
Net investment income (loss)	(1.31)%	(1.39)%	(1.30)%	(1.45)%	(1.55)%	(1.53)%
Total expenses	1.74%	1.84%	1.79%	1.81%	1.77%	1.69%
Net expenses(e)	1.69%	1.79%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	55%	73%	113%	240%	58%	139%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
LEISURE FUND

	SHARES	VALUE
COMMON STOCKS - 99.7%

RETAIL - 19.3%
McDonald's Corp.	362	$97,852
Starbucks Corp.	759	77,562
Chipotle Mexican Grill, Inc. — Class A*	1,458	49,572
Yum! Brands, Inc.	306	48,917
Restaurant Brands International, Inc.	566	41,041
Darden Restaurants, Inc.	166	34,198
Texas Roadhouse, Inc. — Class A	143	27,632
Yum China Holdings, Inc.	668	27,301
Dutch Bros, Inc. — Class A*	370	26,570
Domino's Pizza, Inc.	76	22,499
Cava Group, Inc.*	239	18,757
Brinker International, Inc.*,(a)	106	17,808
Cracker Barrel Old Country Store, Inc.(a)	334	17,802
Cheesecake Factory, Inc.(a)	176	13,999
Shake Shack, Inc. — Class A*	189	10,588
Wingstop, Inc.	57	9,884
Wendy's Co.(a)	1,096	9,086
Papa John's International, Inc.	222	8,163
Sweetgreen, Inc. — Class A*	790	6,960
Bloomin' Brands, Inc.(a)	701	6,407
Dave & Buster's Entertainment, Inc.*	320	3,648
Total Retail		576,246

INTERNET - 17.8%
Netflix, Inc.*	1,664	118,810
Booking Holdings, Inc.	499	88,942
Airbnb, Inc. — Class A*	487	69,690
DoorDash, Inc. — Class A*	370	68,276
Expedia Group, Inc.	168	42,988
Spotify Technology S.A.*	86	39,485
MakeMyTrip Ltd.*	664	35,385
Roku, Inc.*	252	34,811
Trip.com Group Ltd. ADR*	684	27,250
Serve Robotics, Inc.*	700	4,606
Total Internet		530,243

MEDIA - 13.4%
Walt Disney Co.	953	91,726
Comcast Corp. — Class A	2,794	68,593
Warner Bros Discovery, Inc.*	2,148	57,266
Fox Corp. — Class A	524	27,332
News Corp. — Class A	1,073	26,642
Charter Communications, Inc. — Class A*	186	26,451
New York Times Co. — Class A	315	22,044
Paramount Skydance Corp. — Class B(a)	2,138	21,081
Sirius XM Holdings, Inc.	599	17,694
Versant Media Group, Inc.	431	15,520
Liberty Broadband Corp. — Class C*	464	15,433
Nexstar Media Group, Inc. — Class A	56	10,001
Total Media		399,783

ENTERTAINMENT - 9.6%
Live Nation Entertainment, Inc.*	218	39,918
TKO Group Holdings, Inc. — Class A(a)	192	38,652
Flutter Entertainment plc*	262	26,769
Warner Music Group Corp. — Class A	968	26,204
Sportradar Group AG — Class A*	1,750	26,197
DraftKings, Inc. — Class A*	912	23,037
Churchill Downs, Inc.	202	18,107
Red Rock Resorts, Inc. — Class A	277	18,022
Caesars Entertainment, Inc.*	585	17,655
Vail Resorts, Inc.	118	16,066
Cinemark Holdings, Inc.	400	12,692
Penn Entertainment, Inc.*	579	12,367
Six Flags Entertainment Corp.*	433	9,223
Total Entertainment		284,909

LODGING - 8.8%
Marriott International, Inc. — Class A	167	61,888
Hilton Worldwide Holdings, Inc.	186	61,466
Hyatt Hotels Corp. — Class A	151	29,270
Las Vegas Sands Corp.	546	25,220
MGM Resorts International*	443	21,180
Wyndham Hotels & Resorts, Inc.	225	18,947
Wynn Resorts Ltd.	193	18,738
Boyd Gaming Corp.	176	15,546
Choice Hotels International, Inc.	82	9,042
Total Lodging		261,297

LEISURE TIME - 8.6%
Royal Caribbean Cruises Ltd.	207	65,729
Carnival Corporation Ltd.	1,586	45,312
Viking Holdings Ltd.*	343	35,902
Norwegian Cruise Line Holdings Ltd.*	1,109	23,411
Life Time Group Holdings, Inc.*,(a)	476	19,440
Planet Fitness, Inc. — Class A*	285	14,868
YETI Holdings, Inc.*	279	13,827
Polaris, Inc.	202	13,825
Peloton Interactive, Inc. — Class A*	2,010	11,879
Harley-Davidson, Inc.	451	11,031
Total Leisure Time		255,224

AGRICULTURE - 7.8%
Philip Morris International, Inc.	673	121,753
Altria Group, Inc.	1,115	80,224
British American Tobacco plc ADR	516	31,868
Total Agriculture		233,845

SOFTWARE - 6.5%
Electronic Arts, Inc.	259	53,105
Take-Two Interactive Software, Inc.*	210	52,496

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
LEISURE FUND

	SHARES	VALUE
COMMON STOCKS - 99.7% (continued)

SOFTWARE - 6.5% (continued)
ROBLOX Corp. — Class A*	907	$49,323
NetEase, Inc. ADR	242	31,010
Sharplink, Inc.*	1,333	6,398
Total Software		192,332

BEVERAGES - 4.5%
Constellation Brands, Inc. — Class A	232	32,269
Anheuser-Busch InBev S.A. ADR	366	30,158
Diageo plc ADR	363	29,178
Brown-Forman Corp. — Class B	940	25,051
Molson Coors Beverage Co. — Class B	465	18,117
Total Beverages		134,773

TOYS, GAMES & HOBBIES - 1.3%
Hasbro, Inc.	299	24,694
Mattel, Inc.*	1,035	14,366
Total Toys, Games & Hobbies		39,060

TELECOMMUNICATIONS - 1.1%
EchoStar Corp. — Class A*	311	31,566

FOOD SERVICE - 1.0%
Aramark	501	28,507

Total Common Stocks
(Cost $1,620,068)		2,967,785

SECURITIES LENDING COLLATERAL(b) - 1.2%
MONEY MARKET FUNDS - 1.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	36,910	36,910
Total Securities Lending Collateral
(Cost $36,910)		36,910

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.8%
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$12,585	12,585
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	12,585	12,585
Total Repurchase Agreements
(Cost $25,170)		25,170

Total Investments - 101.7%
(Cost $1,682,148)		$3,029,865
Other Assets & Liabilities, net - (1.7)%		(49,443)
Total Net Assets - 100.0%		$2,980,422

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,967,785	$—	$—	$2,967,785
Securities Lending Collateral	36,910	—	—	36,910
Repurchase Agreements	—	25,170	—	25,170
Total Assets	$3,004,695	$25,170	$—	$3,029,865

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
LEISURE FUND
June 30, 2026

ASSETS:
Investments, at value - including $108,083 of securities loaned (cost $1,656,978)	$3,004,695
Repurchase agreements, at value (cost $25,170)	25,170
Receivables:
Dividends	4,170
Fund shares sold	624
Securities lending income	21
Interest	3
Total assets	3,034,683

LIABILITIES:
Payable for:
Return of securities lending collateral	36,910
Professional fees	4,759
Printing fees	2,895
Transfer agent fees	2,772
Fund shares redeemed	2,385
Investment advisory fees	1,938
Fund accounting/administration fees	1,224
Servicing fees	605
Trustees’ fees and expenses*	334
Other liabilities	439
Total liabilities	54,261
NET ASSETS	$2,980,422

NET ASSETS CONSIST OF:
Paid-in capital	$1,594,522
Total distributable earnings (loss)	1,385,900
Net assets	$2,980,422
Capital shares outstanding	22,496
Net asset value per share	$132.49

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

STATEMENT OF OPERATIONS (Unaudited)
LEISURE FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $229)	$21,597
Interest	442
Income from securities lending, net	64
Total investment income	22,103

EXPENSES:
Investment advisory fees	13,910
Investor service fees	4,091
Transfer agent fees	3,060
Professional fees	2,559
Fund accounting/administration fees	2,249
Printing fees	1,939
Custodian fees	284
Trustees’ fees and expenses*	176
Miscellaneous	332
Total expenses	28,600
Less:
Expenses reimbursed by Adviser	(818)
Net expenses	27,782
Net investment loss	(5,679)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	220,403
Net realized gain	220,403
Net change in unrealized appreciation (depreciation) on:
Investments	(379,124)
Net change in unrealized appreciation (depreciation)	(379,124)
Net realized and unrealized loss	(158,721)
Net decrease in net assets resulting from operations	$(164,400)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
LEISURE FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(5,679)	$(10,340)
Net realized gain on investments	220,403	772,219
Net change in unrealized appreciation (depreciation) on investments	(379,124)	(604,186)
Net increase (decrease) in net assets resulting from operations	(164,400)	157,693

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,220,952	14,992,695
Cost of shares redeemed	(3,173,801)	(14,911,943)
Net increase (decrease) from capital share transactions	(1,952,849)	80,752
Net increase (decrease) in net assets	(2,117,249)	238,445

NET ASSETS:
Beginning of period	5,097,671	4,859,226
End of period	$2,980,422	$5,097,671

CAPITAL SHARE ACTIVITY:
Shares sold	9,053	112,533
Shares redeemed	(23,888)	(113,801)
Net decrease in shares	(14,835)	(1,268)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

FINANCIAL HIGHLIGHTS
LEISURE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$136.55	$125.89	$108.13	$88.27	$121.87	$122.53
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.23)	(0.26)	(0.15)	0.02	(0.44)	(1.02)
Net gain (loss) on investments (realized and unrealized)	(3.83)	10.92	17.98	19.84	(33.16)	2.25
Total from investment operations	(4.06)	10.66	17.83	19.86	(33.60)	1.23
Less distributions from:
Net investment income	—	—	(0.07)	—	—	—
Net realized gains	—	—	—	—	—	(1.89)
Total distributions	—	—	(0.07)	—	—	(1.89)
Net asset value, end of period	$132.49	$136.55	$125.89	$108.13	$88.27	$121.87

Total Return(c)	(2.97)%	8.47%	16.50%	22.50%	(27.57)%	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,980	$5,098	$4,859	$4,940	$3,736	$6,104
Ratios to average net assets:
Net investment income (loss)	(0.35)%	(0.19)%	(0.13)%	0.02%	(0.45)%	(0.78)%
Total expenses	1.75%	1.84%	1.79%	1.81%	1.77%	1.69%
Net expenses(d)	1.70%	1.79%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	45%	288%	231%	351%	103%	194%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
PRECIOUS METALS FUND

	SHARES	VALUE
COMMON STOCKS - 99.5%

MINING - 99.5%
Newmont Corp.	29,742	$2,777,903
Freeport-McMoRan, Inc.	40,991	2,577,924
Agnico Eagle Mines Ltd.	15,863	2,460,827
Barrick Mining Corp.	57,658	2,117,778
Wheaton Precious Metals Corp.	17,848	2,004,687
Franco-Nevada Corp.	7,765	1,618,537
Anglogold Ashanti plc	19,188	1,552,117
Gold Fields Ltd. ADR	43,624	1,465,330
Kinross Gold Corp.	61,266	1,447,103
Pan American Silver Corp.	26,678	1,194,908
Royal Gold, Inc.	5,722	1,142,168
Coeur Mining, Inc.	69,712	1,137,700
Alamos Gold, Inc. — Class A	30,626	929,193
Hecla Mining Co.	59,386	916,326
Harmony Gold Mining Company Ltd. ADR	53,374	811,819
IAMGOLD Corp.*	51,197	810,960
First Majestic Silver Corp.	47,536	806,211
Eldorado Gold Corp.	25,877	804,516
Equinox Gold Corp.	75,651	735,328
SSR Mining, Inc.*	24,440	691,163
OR Royalties, Inc.	21,118	667,962
Sibanye Stillwater Ltd. ADR	75,532	641,267
B2Gold Corp.	151,467	566,487
Centerra Gold, Inc.	31,524	499,971
Aris Mining Corp.*	32,273	481,190
Orla Mining Ltd.	47,431	464,350
Skeena Resources Ltd.*	16,932	451,407
Fortuna Mining Corp.*	52,367	442,501
Endeavour Silver Corp.*	53,370	441,904
Triple Flag Precious Metals Corp.	13,958	418,321
Silvercorp Metals, Inc.	39,321	397,142
Novagold Resources, Inc.*	62,892	375,465
Perpetua Resources Corp.*	16,189	336,084
Seabridge Gold, Inc.*	11,970	308,108
Hycroft Mining Holding Corp. — Class A*	12,926	302,468
Avino Silver & Gold Mines Ltd.*	44,979	285,167
McEwen, Inc.*	14,693	266,384
Aura Minerals, Inc.	4,194	264,012
i-80 Gold Corp.*	67,434	97,105
Total Mining		35,709,793

Total Common Stocks
(Cost $13,954,094)		35,709,793

	FACE AMOUNT
REPURCHASE AGREEMENTS(a) - 1.1%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$194,142	194,142
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	194,132	194,132
Total Repurchase Agreements
(Cost $388,274)		388,274

Total Investments - 100.6%
(Cost $14,342,368)		$36,098,067
Other Assets & Liabilities, net - (0.6)%		(204,735)
Total Net Assets - 100.0%		$35,893,332

*	Non-income producing security.
(a)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,709,793	$—	$—	$35,709,793
Repurchase Agreements	—	388,274	—	388,274
Total Assets	$35,709,793	$388,274	$—	$36,098,067

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
PRECIOUS METALS FUND
June 30, 2026

ASSETS:
Investments, at value (cost $13,954,094)	$35,709,793
Repurchase agreements, at value (cost $388,274)	388,274
Receivables:
Fund shares sold	6,057,226
Foreign tax reclaims	3,245
Dividends	968
Securities lending income	62
Interest	39
Total assets	42,159,607

LIABILITIES:
Payable for:
Investments purchased	6,090,004
Fund shares redeemed	34,317
Transfer agent fees	23,112
Investment advisory fees	20,748
Fund accounting/administration fees	18,755
Servicing fees	7,410
Trustees’ fees and expenses*	2,229
Other liabilities	69,700
Total liabilities	6,266,275
NET ASSETS	$35,893,332

NET ASSETS CONSIST OF:
Paid-in capital	$26,064,453
Total distributable earnings (loss)	9,828,879
Net assets	$35,893,332
Capital shares outstanding	406,356
Net asset value per share	$88.33

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
PRECIOUS METALS FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $33,716)	$284,660
Interest	6,552
Income from securities lending, net	66
Total investment income	291,278

EXPENSES:
Investment advisory fees	164,506
Investor service fees	54,835
Transfer agent fees	41,386
Professional fees	34,089
Fund accounting/administration fees	29,643
Printing fees	25,835
Custodian fees	4,104
Trustees’ fees and expenses*	2,343
Miscellaneous	4,421
Total expenses	361,162
Less:
Expenses reimbursed by Adviser	(10,967)
Net expenses	350,195
Net investment loss	(58,917)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,982,305
Foreign currency transactions	(51)
Net realized gain	6,982,254
Net change in unrealized appreciation (depreciation) on:
Investments	(9,054,414)
Net change in unrealized appreciation (depreciation)	(9,054,414)
Net realized and unrealized loss	(2,072,160)
Net decrease in net assets resulting from operations	$(2,131,077)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

STATEMENTS OF CHANGES IN NET ASSETS
PRECIOUS METALS FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(58,917)	$(167,632)
Net realized gain on investments	6,982,254	4,313,825
Net change in unrealized appreciation (depreciation) on investments	(9,054,414)	21,334,964
Net increase (decrease) in net assets resulting from operations	(2,131,077)	25,481,157

Distributions to shareholders	—	(658,692)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	163,272,456	48,600,239
Distributions reinvested	—	658,692
Cost of shares redeemed	(166,474,323)	(49,033,530)
Net increase (decrease) from capital share transactions	(3,201,867)	225,401
Net increase (decrease) in net assets	(5,332,944)	25,047,866

NET ASSETS:
Beginning of period	41,226,276	16,178,410
End of period	$35,893,332	$41,226,276

CAPITAL SHARE ACTIVITY:
Shares sold	1,627,795	819,251
Shares issued from reinvestment of distributions	—	11,242
Shares redeemed	(1,646,117)	(807,705)
Net increase (decrease) in shares	(18,322)	22,788

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PRECIOUS METALS FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$97.08	$40.26	$37.75	$36.48	$41.25	$47.27
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.14)	(0.38)	(0.19)	(0.04)	0.05	0.06
Net gain (loss) on investments (realized and unrealized)	(8.61)	58.71	3.33	1.43	(4.64)	(4.40)
Total from investment operations	(8.75)	58.33	3.14	1.39	(4.59)	(4.34)
Less distributions from:
Net investment income	—	(1.51)	(0.63)	(0.12)	(0.18)	(1.68)
Total distributions	—	(1.51)	(0.63)	(0.12)	(0.18)	(1.68)
Net asset value, end of period	$88.33	$97.08	$40.26	$37.75	$36.48	$41.25

Total Return(c)	(9.01)%	147.37%	8.12%	3.83%	(11.08)%	(9.19)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,893	$41,226	$16,178	$32,746	$24,977	$21,158
Ratios to average net assets:
Net investment income (loss)	(0.27)%	(0.59)%	(0.47)%	(0.12)%	0.13%	0.13%
Total expenses	1.65%	1.73%	1.69%	1.70%	1.67%	1.59%
Net expenses(d)	1.60%	1.68%	1.64%	1.68%	1.67%	1.59%
Portfolio turnover rate	370%	178%	2,009%	427%	188%	133%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
REAL ESTATE FUND

	SHARES	VALUE
COMMON STOCKS - 99.6%

REITs - 90.8%
REITs-Diversified - 21.2%
Equinix, Inc.	110	$114,663
American Tower Corp.	568	92,908
Digital Realty Trust, Inc.	502	90,149
Crown Castle, Inc.	789	59,751
VICI Properties, Inc. — Class A	2,237	59,392
Weyerhaeuser Co.	1,969	47,138
Lamar Advertising Co. — Class A	282	43,986
WP Carey, Inc.	611	43,686
Gaming and Leisure Properties, Inc.	856	38,118
SBA Communications Corp. — Class A	191	33,704
Rayonier, Inc.	1,366	29,068
Outfront Media, Inc.	838	27,453
Millrose Properties, Inc.	850	25,543
EPR Properties	404	23,436
Broadstone Net Lease, Inc.	1,077	22,262
Fermi, Inc.*	1,221	11,184
Total REITs-Diversified		762,441

REITs-Health Care - 13.8%
Welltower, Inc.	656	148,892
Ventas, Inc.	860	76,368
Healthpeak Properties, Inc.	2,083	44,576
Omega Healthcare Investors, Inc.	919	43,818
American Healthcare REIT, Inc.	760	39,634
CareTrust REIT, Inc.	911	36,759
Alexandria Real Estate Equities, Inc.	648	34,247
Healthcare Realty Trust,
Inc. — Class A	1,465	29,549
Sabra Health Care REIT, Inc.	1,319	25,734
Medical Properties Trust, Inc.(a)	3,559	16,442
Total REITs-Health Care		496,019

REITs-Apartments - 10.9%
AvalonBay Communities, Inc.	312	58,871
Equity Residential	854	58,012
Invitation Homes, Inc.	1,613	48,729
Mid-America Apartment Communities, Inc.	330	45,850
UDR, Inc.	1,036	41,357
Essex Property Trust, Inc.	138	40,240
Camden Property Trust	335	38,354
American Homes 4 Rent — Class A	1,135	38,045
Independence Realty Trust, Inc.	1,355	22,615
Total REITs-Apartments		392,073

REITs-Warehouse/Industries - 9.4%
Prologis, Inc.	910	123,278
First Industrial Realty Trust, Inc.	521	31,942
STAG Industrial, Inc.	816	31,057
Rexford Industrial Realty, Inc.	915	30,652
Terreno Realty Corp.	449	29,082
EastGroup Properties, Inc.	134	27,139
Americold Realty Trust, Inc.	1,597	25,105
LXP Industrial Trust	375	20,205
Lineage, Inc.	459	19,852
Total REITs-Warehouse/Industries		338,312

REITs-Storage - 7.4%
Public Storage	251	79,896
Iron Mountain, Inc.	535	67,576
Extra Space Storage, Inc.	424	61,607
CubeSmart	835	33,208
National Storage Affiliates Trust	582	25,881
Total REITs-Storage		268,168

REITs-Shopping Centers - 6.9%
Kimco Realty Corp.	1,798	45,579
Regency Centers Corp.	544	43,378
Federal Realty Investment Trust	295	36,415
Brixmor Property Group, Inc.	1,096	34,557
Phillips Edison & Company, Inc.	656	27,303
Kite Realty Group Trust	940	26,677
Acadia Realty Trust	878	18,359
NETSTREIT Corp.	789	16,672
Total REITs-Shopping Centers		248,940

REITs-Office Property - 5.4%
BXP, Inc.	555	36,802
Vornado Realty Trust	740	29,082
Cousins Properties, Inc.	858	25,723
COPT Defense Properties	650	23,653
Kilroy Realty Corp.	622	23,306
SL Green Realty Corp.	428	22,158
Highwoods Properties, Inc.	681	20,539
Douglas Emmett, Inc.	1,312	15,482
Total REITs-Office Property		196,745

REITs-Single Tenant - 5.1%
Realty Income Corp.	1,390	86,125
Agree Realty Corp.	450	34,083
NNN REIT, Inc.	725	33,734
Essential Properties Realty Trust, Inc.	960	28,656
Total REITs-Single Tenant		182,598

REITs-Hotels - 4.2%
Host Hotels & Resorts, Inc.	1,878	44,528
Ryman Hospitality Properties, Inc.	236	30,338
Apple Hospitality REIT, Inc.	1,293	21,735
Park Hotels & Resorts, Inc.	1,320	18,810
DiamondRock Hospitality Co.	1,474	17,953
Pebblebrook Hotel Trust	887	17,217
Total REITs-Hotels		150,581

REITs-Regional Malls - 4.2%
Simon Property Group, Inc.	431	96,393
Macerich Co.	1,206	30,379
Tanger, Inc.	598	23,603
Total REITs-Regional Malls		150,375

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
REAL ESTATE FUND

	SHARES	VALUE
COMMON STOCKS - 99.6% (continued)

REITs - 90.8% (continued)
REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	353	$42,328
Equity LifeStyle Properties, Inc.	621	40,024
Total REITs-Manufactured Homes		82,352

Total REITs		3,268,604

Real Estate - 7.4%
Real Estate Management/Services - 7.4%
CBRE Group, Inc. — Class A*	539	72,598
Compass, Inc. — Class A*	3,388	41,774
Jones Lang LaSalle, Inc.*	132	40,913
CoStar Group, Inc.*	1,286	36,419
FirstService Corp.	170	24,159
Newmark Group, Inc. — Class A	1,480	22,363
Cushman & Wakefield Ltd.*	1,490	19,951
AGNT, Inc.	1,456	7,877
Total Real Estate Management/Services		266,054

Total Real Estate		266,054

Internet - 1.4%
E-Commerce/Services - 1.4%
Zillow Group, Inc. — Class C*	933	29,408
Opendoor Technologies, Inc.*	4,799	22,172
Total E-Commerce/Services		51,580

Total Internet		51,580

Total Common Stocks
(Cost $1,437,866)		3,586,238

WARRANTS - 0.0%
Opendoor Technologies, Inc. Expiring 11/20/26*	225	77
Total Warrants
(Cost $–)		77

SECURITIES LENDING COLLATERAL(b) - 0.2%
MONEY MARKET FUNDS - 0.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	7,600	7,600
Total Securities Lending Collateral
(Cost $7,600)		7,600

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.8%
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$14,445	14,445
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	14,445	14,445
Total Repurchase Agreements
(Cost $28,890)		28,890

Total Investments - 100.6%
(Cost $1,474,356)		$3,622,805
Other Assets & Liabilities, net - (0.6)%		(21,343)
Total Net Assets - 100.0%		$3,601,462

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,586,238	$—	$—	$3,586,238
Warrants	77	—	—	77
Securities Lending Collateral	7,600	—	—	7,600
Repurchase Agreements	—	28,890	—	28,890
Total Assets	$3,593,915	$28,890	$—	$3,622,805

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
REAL ESTATE FUND
June 30, 2026

ASSETS:
Investments, at value - including $7,392 of securities loaned (cost $1,445,466)	$3,593,915
Repurchase agreements, at value (cost $28,890)	28,890
Receivables:
Dividends	16,426
Fund shares sold	3,644
Securities lending income	5
Interest	3
Total assets	3,642,883

LIABILITIES:
Payable for:
Fund shares redeemed	17,789
Return of securities lending collateral	7,600
Professional fees	4,215
Investment advisory fees	2,817
Transfer agent fees	2,813
Printing fees	2,657
Fund accounting/administration fees	1,796
Servicing fees	880
Trustees’ fees and expenses*	276
Other liabilities	578
Total liabilities	41,421
NET ASSETS	$3,601,462

NET ASSETS CONSIST OF:
Paid-in capital	$1,830,279
Total distributable earnings (loss)	1,771,183
Net assets	$3,601,462
Capital shares outstanding	85,696
Net asset value per share	$42.03

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

STATEMENT OF OPERATIONS (Unaudited)
REAL ESTATE FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $14)	$75,562
Interest	537
Income from securities lending, net	5
Total investment income	76,104

EXPENSES:
Investment advisory fees	16,887
Investor service fees	4,967
Transfer agent fees	3,760
Professional fees	3,082
Fund accounting/administration fees	2,652
Printing fees	2,336
Custodian fees	368
Trustees’ fees and expenses*	212
Miscellaneous	399
Total expenses	34,663
Less:
Expenses reimbursed by Adviser	(993)
Net expenses	33,670
Net investment income	42,434

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	121,930
Net realized gain	121,930
Net change in unrealized appreciation (depreciation) on:
Investments	172,360
Net change in unrealized appreciation (depreciation)	172,360
Net realized and unrealized gain	294,290
Net increase in net assets resulting from operations	$336,724

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

80 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
REAL ESTATE FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,434	$52,937
Net realized gain on investments	121,930	264,037
Net change in unrealized appreciation (depreciation) on investments	172,360	(298,937)
Net increase in net assets resulting from operations	336,724	18,037

Distributions to shareholders	—	(60,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	48,586,430	11,081,568
Distributions reinvested	—	60,926
Cost of shares redeemed	(49,088,668)	(11,292,237)
Net decrease from capital share transactions	(502,238)	(149,743)
Net decrease in net assets	(165,514)	(192,632)

NET ASSETS:
Beginning of period	3,766,976	3,959,608
End of period	$3,601,462	$3,766,976

CAPITAL SHARE ACTIVITY:
Shares sold	1,191,771	289,555
Shares issued from reinvestment of distributions	—	1,630
Shares redeemed	(1,204,777)	(297,525)
Net decrease in shares	(13,006)	(6,340)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

FINANCIAL HIGHLIGHTS
REAL ESTATE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$38.17	$37.70	$36.36	$34.71	$51.05	$38.31
Income (loss) from investment operations:
Net investment income (loss)(b)	0.42	0.52	0.48	0.50	0.38	0.31
Net gain (loss) on investments (realized and unrealized)	3.44	0.55 (c)	1.35	3.02	(14.10)	12.70
Total from investment operations	3.86	1.07	1.83	3.52	(13.72)	13.01
Less distributions from:
Net investment income	—	(0.60)	(0.49)	(0.47)	(0.41)	(0.27)
Net realized gains	—	—	—	(1.40)	(2.21)	—
Total distributions	—	(0.60)	(0.49)	(1.87)	(2.62)	(0.27)
Net asset value, end of period	$42.03	$38.17	$37.70	$36.36	$34.71	$51.05

Total Return(d)	10.11%	2.88%	5.03%	10.32%	(27.40)%	34.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,601	$3,767	$3,960	$4,736	$4,772	$14,706
Ratios to average net assets:
Net investment income (loss)	2.14%	1.37%	1.31%	1.45%	0.90%	0.69%
Total expenses	1.74%	1.83%	1.79%	1.81%	1.77%	1.69%
Net expenses(e)	1.69%	1.78%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	1,334%	269%	343%	125%	134%	136%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investment for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

82 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
RETAILING FUND

	SHARES	VALUE
COMMON STOCKS - 98.7%

RETAIL - 66.9%
Walmart, Inc.	962	$108,956
Home Depot, Inc.	275	96,987
Costco Wholesale Corp.	98	91,676
Lowe's Companies, Inc.	385	84,889
TJX Companies, Inc.	499	75,598
O'Reilly Automotive, Inc.*	739	68,055
Carvana Co. — Class A*	921	60,620
Ross Stores, Inc.	275	58,534
Target Corp.	446	58,252
AutoZone, Inc.*	18	57,527
Williams-Sonoma, Inc.	176	41,026
Dollar General Corp.	336	38,677
Dollar Tree, Inc.*	301	36,406
Dick's Sporting Goods, Inc.	153	34,702
Genuine Parts Co.	278	32,798
Burlington Stores, Inc.*	103	32,630
Ulta Beauty, Inc.*	72	32,471
Tractor Supply Co.	993	31,389
Best Buy Co, Inc.	387	29,366
BJ's Wholesale Club Holdings, Inc.*	287	25,032
GameStop Corp. — Class A*	1,054	23,272
Five Below, Inc.*	126	22,654
Murphy USA, Inc.	40	21,555
CarMax, Inc.*	397	20,997
Floor & Decor Holdings, Inc. — Class A*	340	20,182
Victoria's Secret & Co.*	240	20,035
Bath & Body Works, Inc.	794	18,365
Macy's, Inc.	733	17,262
Ollie's Bargain Outlet Holdings, Inc.*	204	15,684
Warby Parker, Inc. — Class A*	508	15,413
Urban Outfitters, Inc.*	212	15,022
Advance Auto Parts, Inc.	241	14,995
Abercrombie & Fitch Co. — Class A*	165	14,852
AutoNation, Inc.*	78	14,492
Gap, Inc.	767	14,328
Boot Barn Holdings, Inc.*	87	14,291
Lithia Motors, Inc. — Class A	46	13,363
Signet Jewelers Ltd.	147	12,671
Academy Sports & Outdoors, Inc.	265	12,489
American Eagle Outfitters, Inc.	701	12,057
RH*	69	11,366
PriceSmart, Inc.	58	11,330
Kohl's Corp.	577	10,224
National Vision Holdings, Inc.*	511	9,714
Total Retail		1,472,204

INTERNET - 27.8%
Amazon.com, Inc.*	944	224,993
MercadoLibre, Inc.*	34	57,711
eBay, Inc.	482	53,863
PDD Holdings, Inc. ADR*	626	47,751
Coupang, Inc.*	2,314	40,194
Sea Ltd. ADR*	371	35,553
Alibaba Group Holding Ltd. ADR	357	34,265
JD.com, Inc. ADR	1,150	29,302
Wayfair, Inc. — Class A*	302	27,911
Chewy, Inc. — Class A*	1,145	22,499
Etsy, Inc.*	272	20,490
RealReal, Inc.*	834	9,833
Groupon, Inc.*	276	6,641
Total Internet		611,006

DISTRIBUTION & WHOLESALE - 1.9%
Pool Corp.	104	22,350
LKQ Corp.	761	20,037
Total Distribution & Wholesale		42,387

SOFTWARE - 1.3%
Global-e Online Ltd.*	806	27,993

COMMERCIAL SERVICES - 0.8%
Valvoline, Inc.*	439	17,358

Total Common Stocks
(Cost $933,052)		2,170,948

	FACE AMOUNT
REPURCHASE AGREEMENTS(a) - 0.7%
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$7,703	7,703
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	7,703	7,703
Total Repurchase Agreements
(Cost $15,406)		15,406

Total Investments - 99.4%
(Cost $948,458)		$2,186,354
Other Assets & Liabilities, net - 0.6%		13,782
Total Net Assets - 100.0%		$2,200,136

(a)	Repurchase Agreements — See Note 6.
*	Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
RETAILING FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,170,948	$—	$—	$2,170,948
Repurchase Agreements	—	15,406	—	15,406
Total Assets	$2,170,948	$15,406	$—	$2,186,354

84 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
RETAILING FUND
June 30, 2026

ASSETS:
Investments, at value (cost $933,052)	$2,170,948
Repurchase agreements, at value (cost $15,406)	15,406
Receivables:
Fund shares sold	21,969
Dividends	1,175
Interest	1
Total assets	2,209,499

LIABILITIES:
Payable for:
Professional fees	2,451
Printing fees	1,587
Transfer agent fees	1,581
Investment advisory fees	1,425
Fund accounting/administration fees	988
Servicing fees	445
Fund shares redeemed	397
Trustees’ fees and expenses*	179
Other liabilities	310
Total liabilities	9,363
NET ASSETS	$2,200,136

NET ASSETS CONSIST OF:
Paid-in capital	$997,625
Total distributable earnings (loss)	1,202,511
Net assets	$2,200,136
Capital shares outstanding	15,919
Net asset value per share	$138.21

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

STATEMENT OF OPERATIONS (Unaudited)
RETAILING FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$12,420
Interest	397
Total investment income	12,817

EXPENSES:
Investment advisory fees	10,448
Investor service fees	3,073
Transfer agent fees	2,311
Professional fees	1,915
Fund accounting/administration fees	1,674
Printing fees	1,451
Custodian fees	207
Trustees’ fees and expenses*	131
Miscellaneous	248
Total expenses	21,458
Less:
Expenses reimbursed by Adviser	(614)
Net expenses	20,844
Net investment loss	(8,027)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	108,081
Net realized gain	108,081
Net change in unrealized appreciation (depreciation) on:
Investments	(125,102)
Net change in unrealized appreciation (depreciation)	(125,102)
Net realized and unrealized loss	(17,021)
Net decrease in net assets resulting from operations	$(25,048)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

86 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
RETAILING FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(8,027)	$(19,304)
Net realized gain on investments	108,081	86,111
Net change in unrealized appreciation (depreciation) on investments	(125,102)	(16,275)
Net increase (decrease) in net assets resulting from operations	(25,048)	50,532

Distributions to shareholders	—	(41,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	412,930	8,173,717
Distributions reinvested	—	41,004
Cost of shares redeemed	(1,296,847)	(7,574,450)
Net increase (decrease) from capital share transactions	(883,917)	640,271
Net increase (decrease) in net assets	(908,965)	649,799

NET ASSETS:
Beginning of period	3,109,101	2,459,302
End of period	$2,200,136	$3,109,101

CAPITAL SHARE ACTIVITY:
Shares sold	2,825	59,045
Shares issued from reinvestment of distributions	—	304
Shares redeemed	(8,898)	(56,177)
Net increase (decrease) in shares	(6,073)	3,172

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

FINANCIAL HIGHLIGHTS
RETAILING FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$141.37	$130.67	$112.08	$96.16	$134.27	$128.69
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.46)	(0.97)	(0.67)	(0.40)	(0.71)	(1.27)
Net gain (loss) on investments (realized and unrealized)	(2.70)	14.16	19.26	16.32	(34.86)	16.53
Total from investment operations	(3.16)	13.19	18.59	15.92	(35.57)	15.26
Less distributions from:
Net realized gains	—	(2.49)	—	—	(2.54)	(9.68)
Total distributions	—	(2.49)	—	—	(2.54)	(9.68)
Net asset value, end of period	$138.21	$141.37	$130.67	$112.08	$96.16	$134.27

Total Return(c)	(2.24)%	10.18%	16.59%	16.56%	(26.52)%	11.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,200	$3,109	$2,459	$3,016	$3,220	$6,622
Ratios to average net assets:
Net investment income (loss)	(0.65)%	(0.71)%	(0.55)%	(0.39)%	(0.68)%	(0.92)%
Total expenses	1.75%	1.83%	1.79%	1.81%	1.77%	1.69%
Net expenses(d)	1.70%	1.78%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	29%	292%	273%	212%	193%	375%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

88 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
TECHNOLOGY FUND

	SHARES	VALUE
COMMON STOCKS - 99.6%

SEMICONDUCTORS - 32.2%
NVIDIA Corp.	8,270	$1,654,744
Broadcom, Inc.	2,648	1,000,282
Micron Technology, Inc.	811	936,129
Advanced Micro Devices, Inc.*	1,384	803,979
Applied Materials, Inc.	895	647,085
Intel Corp.*	4,465	623,448
Lam Research Corp.	1,378	597,129
KLA Corp.	1,727	521,053
Texas Instruments, Inc.	1,322	394,049
Marvell Technology, Inc.	1,320	393,215
Analog Devices, Inc.	824	327,268
QUALCOMM, Inc.	1,727	319,132
ASML Holding N.V.	144	286,479
Taiwan Semiconductor Manufacturing Company Ltd. ADR	594	283,677
Astera Labs, Inc.*	490	236,680
Teradyne, Inc.	486	235,146
NXP Semiconductors N.V.	831	233,536
ARM Holdings plc ADR*	559	198,205
Monolithic Power Systems, Inc.	131	181,089
Microchip Technology, Inc.	1,813	165,346
ON Semiconductor Corp.*	1,404	132,734
Lattice Semiconductor Corp.*	749	114,567
MKS, Inc.	218	96,966
Semtech Corp.*	581	94,035
Amkor Technology, Inc.	1,087	93,732
Rambus, Inc.*	657	87,210
GLOBALFOUNDRIES, Inc.	941	77,548
MACOM Technology Solutions Holdings, Inc.*	202	76,835
Skyworks Solutions, Inc.	1,095	74,241
Qorvo, Inc.*	697	65,009
SiTime Corp.*	71	52,935
Total Semiconductors		11,003,483

SOFTWARE - 21.8%
Microsoft Corp.	3,404	1,269,760
Palantir Technologies, Inc. — Class A*	3,230	376,844
Oracle Corp.	2,511	367,987
Salesforce, Inc.	1,698	266,009
Nebius Group N.V. — Class A*	890	245,791
Cadence Design Systems, Inc.*	653	245,084
ServiceNow, Inc.*	2,443	242,541
Datadog, Inc. — Class A*	931	242,395
Cloudflare, Inc. — Class A*	941	230,809
Snowflake, Inc.*	895	227,778
Synopsys, Inc.*	503	224,373
Adobe, Inc.*	1,059	217,116
Intuit, Inc.	769	200,709
Take-Two Interactive Software, Inc.*	700	174,986
ROBLOX Corp. — Class A*	3,030	164,771
Electronic Arts, Inc.	754	154,600
Autodesk, Inc.*	784	152,425
Atlassian Corp. — Class A*	1,927	149,901
CoreWeave, Inc. — Class A*	1,454	144,731
Roper Technologies, Inc.	425	143,816
SAP SE ADR	918	141,473
Twilio, Inc. — Class A*	663	136,797
Monday.com Ltd.*	1,836	132,908
Workday, Inc. — Class A*	1,059	129,643
Fair Isaac Corp.*	107	127,841
MongoDB, Inc. — Class A*	359	120,588
Zoom Communications, Inc. — Class A*	1,358	117,209
Strategy, Inc. — Class A*	1,310	113,878
IonQ, Inc.*	1,914	101,940
Samsara, Inc. — Class A*	3,092	100,274
Akamai Technologies, Inc.*	798	94,332
Nutanix, Inc. — Class A*	1,813	92,391
PTC, Inc.*	777	88,275
Unity Software, Inc.*	2,916	83,339
HubSpot, Inc.*	397	72,457
Docusign, Inc. — Class A*	1,576	70,006
Dropbox, Inc. — Class A*	2,174	59,720
Bentley Systems, Inc. — Class B	1,807	54,011
Gitlab, Inc. — Class A*	1,712	52,267
Manhattan Associates, Inc.*	339	47,206
SoundHound AI, Inc. — Class A*,(a)	6,003	38,839
Quantum Computing, Inc.*,(a)	3,432	33,290
Total Software		7,451,110

COMPUTERS - 17.7%
Apple, Inc.	5,335	1,543,736
Sandisk Corp.*	307	698,035
Western Digital Corp.	634	404,948
Dell Technologies, Inc. — Class C	931	401,689
International Business Machines Corp.	1,409	396,225
Seagate Technology Holdings plc	389	375,385
Crowdstrike Holdings, Inc. — Class A*	443	338,071
Fortinet, Inc.*	1,550	238,111
Lumentum Holdings, Inc.*	225	193,064
Hewlett Packard Enterprise Co.	4,095	184,725
Check Point Software Technologies Ltd.*	1,235	162,316
Infosys Ltd. ADR	12,593	132,101
NetApp, Inc.	849	131,391
Okta, Inc.*	928	126,626
Accenture plc — Class A	989	123,071
HP, Inc.	4,700	103,118
Zscaler, Inc.*	697	98,382
Cognizant Technology Solutions Corp. — Class A	2,347	90,899
Super Micro Computer, Inc.*	3,070	90,043
D-Wave Quantum, Inc.*	2,939	70,507
Gartner, Inc.*	513	66,495
Rigetti Computing, Inc.*	2,957	57,129
Total Computers		6,026,067

INTERNET - 13.7%
Alphabet, Inc. — Class A	4,501	1,608,522

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
TECHNOLOGY FUND

	SHARES	VALUE
COMMON STOCKS - 99.6% (continued)

INTERNET - 13.7% (continued)
Meta Platforms, Inc. — Class A	1,633	$919,853
Palo Alto Networks, Inc.*	1,281	436,847
AppLovin Corp. — Class A*	604	311,199
Shopify, Inc. — Class A*	2,071	236,467
Baidu, Inc. ADR*	1,335	152,577
Wix.com Ltd.*	3,312	150,265
Reddit, Inc. — Class A*	808	140,253
F5, Inc.*	286	118,964
CDW Corp.	764	107,449
VeriSign, Inc.	417	104,900
Gen Digital, Inc.	3,657	91,023
GoDaddy, Inc. — Class A*	1,029	87,341
Pinterest, Inc. — Class A*	3,854	81,050
Match Group, Inc.	1,992	75,796
Snap, Inc. — Class A*	12,196	54,150
Total Internet		4,676,656

TELECOMMUNICATIONS - 5.5%
Cisco Systems, Inc.	4,133	485,462
Corning, Inc.	1,619	413,541
Arista Networks, Inc.*	1,974	335,343
Ciena Corp.*	430	210,941
Motorola Solutions, Inc.	486	201,831
Credo Technology Group Holding Ltd.*	597	162,354
Applied Digital Corp.*	1,899	70,833
Total Telecommunications		1,880,305

ELECTRONICS - 4.6%
Amphenol Corp. — Class A	2,174	383,321
Coherent Corp.*	571	225,242
Flex Ltd.*	1,166	188,974
Jabil, Inc.	397	153,035
Celestica, Inc.*	417	152,122
TE Connectivity plc	728	146,772
TTM Technologies, Inc.*	460	86,029
Trimble, Inc.*	1,666	85,266
Advanced Energy Industries, Inc.	218	81,286
Applied Optoelectronics, Inc.*	526	77,932
Total Electronics		1,579,979

INVESTMENT COMPANIES - 1.9%
IREN Ltd.*	3,560	162,799
Hut 8 Corp.*	693	80,003
Cipher Digital, Inc.*	3,138	76,881
Riot Platforms, Inc.*	2,742	75,076
Terawulf, Inc.*	2,984	73,705
Core Scientific, Inc.*	2,519	64,461
MARA Holdings, Inc.*	3,948	54,838
Cleanspark, Inc.*	2,949	42,908
Total Investment Companies		630,671

ENERGY-ALTERNATE SOURCES - 0.5%
First Solar, Inc.*	460	108,541
Enphase Energy, Inc.*	1,166	57,414
Total Energy-Alternate Sources		165,955

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Circle Internet Group, Inc. — Class A*	1,274	79,791
BitMine Immersion Technologies, Inc.	4,501	59,908
Total Diversified Financial Services		139,699

CHEMICALS - 0.4%
Qnity Electronics, Inc.	854	139,466

MISCELLANEOUS MANUFACTURING - 0.4%
Entegris, Inc.	759	136,514

OFFICE & BUSINESS EQUIPMENT - 0.3%
Zebra Technologies Corp. — Class A*	356	93,720

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Universal Display Corp.	536	46,412

AEROSPACE & DEFENSE - 0.1%
Ondas, Inc.*,(a)	5,391	44,422

Total Common Stocks
(Cost $11,101,022)		34,014,459

SECURITIES LENDING COLLATERAL(b) - 0.3%
MONEY MARKET FUNDS - 0.3%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	88,395	88,395
Total Securities Lending Collateral
(Cost $88,395)		88,395

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$127,943	127,943
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	127,936	127,936
Total Repurchase Agreements
(Cost $255,879)		255,879

Total Investments - 100.6%
(Cost $11,445,296)		$34,358,733
Other Assets & Liabilities, net - (0.6)%		(197,334)
Total Net Assets - 100.0%		$34,161,399

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

90 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
TECHNOLOGY FUND

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,014,459	$—	$—	$34,014,459
Securities Lending Collateral	88,395	—	—	88,395
Repurchase Agreements	—	255,879	—	255,879
Total Assets	$34,102,854	$255,879	$—	$34,358,733

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TECHNOLOGY FUND
June 30, 2026

ASSETS:
Investments, at value - including $85,771 of securities loaned (cost $11,189,417)	$34,102,854
Repurchase agreements, at value (cost $255,879)	255,879
Receivables:
Investments sold	12,150
Dividends	6,092
Foreign tax reclaims	766
Securities lending income	139
Fund shares sold	27
Interest	26
Total assets	34,377,933

LIABILITIES:
Payable for:
Return of securities lending collateral	88,395
Professional fees	31,676
Investment advisory fees	23,402
Transfer agent fees	19,039
Printing fees	16,853
Fund accounting/administration fees	12,548
Fund shares redeemed	11,545
Servicing fees	7,313
Trustees’ fees and expenses*	1,925
Other liabilities	3,838
Total liabilities	216,534
NET ASSETS	$34,161,399

NET ASSETS CONSIST OF:
Paid-in capital	$9,486,978
Total distributable earnings (loss)	24,674,421
Net assets	$34,161,399
Capital shares outstanding	105,669
Net asset value per share	$323.29

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

92 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
TECHNOLOGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,113)	$71,624
Interest	3,575
Income from securities lending, net	677
Total investment income	75,876

EXPENSES:
Investment advisory fees	118,015
Investor service fees	34,711
Transfer agent fees	26,252
Professional fees	21,551
Fund accounting/administration fees	18,519
Printing fees	16,333
Custodian fees	2,407
Trustees’ fees and expenses*	1,481
Miscellaneous	2,802
Total expenses	242,071
Less:
Expenses reimbursed by Adviser	(6,942)
Net expenses	235,129
Net investment loss	(159,253)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,083,654
Net realized gain	3,083,654
Net change in unrealized appreciation (depreciation) on:
Investments	5,262,281
Net change in unrealized appreciation (depreciation)	5,262,281
Net realized and unrealized gain	8,345,935
Net increase in net assets resulting from operations	$8,186,682

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

STATEMENTS OF CHANGES IN NET ASSETS
TECHNOLOGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(159,253)	$(293,573)
Net realized gain on investments	3,083,654	2,803,918
Net change in unrealized appreciation (depreciation) on investments	5,262,281	3,885,582
Net increase in net assets resulting from operations	8,186,682	6,395,927

Distributions to shareholders	—	(2,523,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,813,027	46,511,623
Distributions reinvested	—	2,523,388
Cost of shares redeemed	(25,631,569)	(47,061,583)
Net increase (decrease) from capital share transactions	(2,818,542)	1,973,428
Net increase in net assets	5,368,140	5,845,967

NET ASSETS:
Beginning of period	28,793,259	22,947,292
End of period	$34,161,399	$28,793,259

CAPITAL SHARE ACTIVITY:
Shares sold	75,932	212,160
Shares issued from reinvestment of distributions	—	11,572
Shares redeemed	(88,633)	(213,231)
Net increase (decrease) in shares	(12,701)	10,501

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$243.25	$212.73	$179.18	$122.14	$207.63	$184.01
Income (loss) from investment operations:
Net investment income (loss)(b)	(1.51)	(2.63)	(2.06)	(1.43)	(1.65)	(1.82)
Net gain (loss) on investments (realized and unrealized)	81.55	54.79	44.42	61.07	(72.52)	38.58
Total from investment operations	80.04	52.16	42.36	59.64	(74.17)	36.76
Less distributions from:
Net realized gains	—	(21.64)	(8.81)	(2.60)	(11.32)	(13.14)
Total distributions	—	(21.64)	(8.81)	(2.60)	(11.32)	(13.14)
Net asset value, end of period	$323.29	$243.25	$212.73	$179.18	$122.14	$207.63

Total Return(c)	32.90%	25.70%	23.97%	49.01%	(36.25)%	20.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,161	$28,793	$22,947	$24,070	$15,460	$30,389
Ratios to average net assets:
Net investment income (loss)	(1.15)%	(1.17)%	(1.03)%	(0.94)%	(1.10)%	(0.92)%
Total expenses	1.74%	1.83%	1.78%	1.81%	1.77%	1.69%
Net expenses(d)	1.69%	1.78%	1.73%	1.78%	1.77%	1.69%
Portfolio turnover rate	89%	190%	141%	100%	78%	113%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
TELECOMMUNICATIONS FUND

	SHARES	VALUE
COMMON STOCKS - 99.4%

TELECOMMUNICATIONS - 74.2%
Cisco Systems, Inc.	4,901	$575,671
Arista Networks, Inc.*	2,338	397,179
Verizon Communications, Inc.	8,149	345,029
Ciena Corp.*	681	334,071
AT&T, Inc.	15,790	326,853
Motorola Solutions, Inc.	652	270,769
T-Mobile US, Inc.	1,494	250,589
AST SpaceMobile, Inc. — Class A*,(a)	2,311	205,355
EchoStar Corp. — Class A*	1,643	166,764
Viasat, Inc.*	1,555	139,655
Viavi Solutions, Inc.*	2,660	127,015
Nokia Oyj ADR	8,996	119,467
Millicom International Cellular S.A.	1,212	110,001
Telefonaktiebolaget LM Ericsson ADR	8,867	98,867
Lumen Technologies, Inc.*	12,714	97,644
Iridium Communications, Inc.	1,627	89,241
America Movil SAB de CV ADR	3,417	88,808
BCE, Inc.	4,044	86,986
KT Corp. ADR	5,017	86,694
TELUS Corp.	8,112	85,744
Vodafone Group plc ADR	6,287	83,146
Globalstar, Inc.*	970	78,851
Rogers Communications, Inc. — Class B	2,401	78,032
Extreme Networks, Inc.*	2,407	77,915
Telephone and Data Systems, Inc.	1,879	69,542
InterDigital, Inc.	239	67,668
Vistance Networks, Inc.	4,907	62,711
Uniti Group, Inc.*	5,197	59,610
Calix, Inc.*	1,503	56,092
Harmonic, Inc.*	3,250	53,073
ADTRAN Holdings, Inc.*	2,797	38,878
NETGEAR, Inc.*	1,227	28,650
Ubiquiti, Inc.	36	19,225
Gogo, Inc.*	5,145	15,950
Liberty Capital Corp. — Class C*	737	15,890
Total Telecommunications		4,807,635

MEDIA - 9.9%
Comcast Corp. — Class A	11,811	289,960
Charter Communications, Inc. — Class A*	980	139,366
Liberty Global Ltd. — Class A*	7,881	89,607
Versant Media Group, Inc.	2,274	81,887
Liberty Latin America Ltd. — Class C*	5,206	40,554
Total Media		641,374

INTERNET - 5.9%
Roku, Inc.*	1,334	184,279
F5, Inc.*	409	170,127
Cogent Communications Holdings, Inc.	1,892	26,261
Total Internet		380,667

COMPUTERS - 5.7%
Lumentum Holdings, Inc.*	356	305,469
NetScout Systems, Inc.*	1,539	67,025
Total Computers		372,494

ELECTRONICS - 1.9%
Applied Optoelectronics, Inc.*	832	123,269

AEROSPACE & DEFENSE - 1.1%
Ondas, Inc.*,(a)	8,519	70,197

SOFTWARE - 0.7%
Digi International, Inc.*	566	42,422

Total Common Stocks
(Cost $4,149,485)		6,438,058

PREFERRED STOCKS - 0.2%
MEDIA - 0.2%
Liberty Latin America Ltd. 9.00%	563	12,211

Total Preferred Stocks
(Cost $11,199)		12,211

SECURITIES LENDING COLLATERAL(b) - 0.8%
MONEY MARKET FUNDS - 0.8%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	53,213	53,213
Total Securities Lending Collateral
(Cost $53,213)		53,213

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.2%
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$6,661	6,661
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	6,661	6,661
Total Repurchase Agreements
(Cost $13,322)		13,322

Total Investments - 100.6%
(Cost $4,227,219)		$6,516,804
Other Assets & Liabilities, net - (0.6)%		(40,917)
Total Net Assets - 100.0%		$6,475,887

(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.

96 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
TELECOMMUNICATIONS FUND

(d)	Repurchase Agreements — See Note 6.
*	Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,438,058	$—	$—	$6,438,058
Preferred Stocks	12,211	—	—	12,211
Securities Lending Collateral	53,213	—	—	53,213
Repurchase Agreements	—	13,322	—	13,322
Total Assets	$6,503,482	$13,322	$—	$6,516,804

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TELECOMMUNICATIONS FUND
June 30, 2026

ASSETS:
Investments, at value - including $201,544 of securities loaned (cost $4,213,897)	$6,503,482
Repurchase agreements, at value (cost $13,322)	13,322
Receivables:
Investments sold	60,472
Dividends	7,110
Fund shares sold	4,684
Securities lending income	64
Total assets	6,589,134

LIABILITIES:
Payable for:
Return of securities lending collateral	53,213
Fund shares redeemed	34,763
Professional fees	6,051
Investment advisory fees	4,880
Transfer agent fees	4,705
Fund accounting/administration fees	2,968
Servicing fees	1,525
Trustees’ fees and expenses*	384
Other liabilities	4,758
Total liabilities	113,247
NET ASSETS	$6,475,887

NET ASSETS CONSIST OF:
Paid-in capital	$4,401,593
Total distributable earnings (loss)	2,074,294
Net assets	$6,475,887
Capital shares outstanding	61,340
Net asset value per share	$105.57

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

98 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
TELECOMMUNICATIONS FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,934)	$49,432
Interest	816
Income from securities lending, net	121
Total investment income	50,369

EXPENSES:
Investment advisory fees	25,759
Investor service fees	7,576
Transfer agent fees	5,748
Professional fees	4,693
Fund accounting/administration fees	4,004
Printing fees	3,557
Custodian fees	675
Trustees’ fees and expenses*	323
Miscellaneous	609
Total expenses	52,944
Less:
Expenses reimbursed by Adviser	(1,515)
Net expenses	51,429
Net investment loss	(1,060)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	337,794
Foreign currency transactions	(43)
Net realized gain	337,751
Net change in unrealized appreciation (depreciation) on:
Investments	897,096
Foreign currency translations	(65)
Net change in unrealized appreciation (depreciation)	897,031
Net realized and unrealized gain	1,234,782
Net increase in net assets resulting from operations	$1,233,722

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

STATEMENTS OF CHANGES IN NET ASSETS
TELECOMMUNICATIONS FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,060)	$12,508
Net realized gain on investments	337,751	618,201
Net change in unrealized appreciation (depreciation) on investments	897,031	456,029
Net increase in net assets resulting from operations	1,233,722	1,086,738

Distributions to shareholders	—	(12,316)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,627,933	22,743,804
Distributions reinvested	—	12,316
Cost of shares redeemed	(8,161,988)	(24,261,624)
Net increase (decrease) from capital share transactions	1,465,945	(1,505,504)
Net increase (decrease) in net assets	2,699,667	(431,082)

NET ASSETS:
Beginning of period	3,776,220	4,207,302
End of period	$6,475,887	$3,776,220

CAPITAL SHARE ACTIVITY:
Shares sold	99,178	346,161
Shares issued from reinvestment of distributions	—	174
Shares redeemed	(83,228)	(367,112)
Net increase (decrease) in shares	15,950	(20,777)

100 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$83.19	$63.59	$55.48	$52.62	$71.41	$66.03
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)	0.22	0.22	0.32	0.37	0.44
Net gain (loss) on investments (realized and unrealized)	22.40	19.54	8.44	2.98 (c)	(18.80)	5.48
Total from investment operations	22.38	19.76	8.66	3.30	(18.43)	5.92
Less distributions from:
Net investment income	—	(0.16)	(0.55)	(0.44)	(0.36)	(0.54)
Total distributions	—	(0.16)	(0.55)	(0.44)	(0.36)	(0.54)
Net asset value, end of period	$105.57	$83.19	$63.59	$55.48	$52.62	$71.41

Total Return(d)	26.90%	31.13%	15.73%	6.30%	(25.85)%	8.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,476	$3,776	$4,207	$1,976	$2,051	$6,987
Ratios to average net assets:
Net investment income (loss)	(0.03)%	0.30%	0.37%	0.59%	0.62%	0.62%
Total expenses	1.75%	1.83%	1.82%	1.81%	1.77%	1.70%
Net expenses(e)	1.70%	1.78%	1.77%	1.79%	1.77%	1.70%
Portfolio turnover rate	155%	574%	381%	260%	113%	237%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
TRANSPORTATION FUND

	SHARES	VALUE
COMMON STOCKS - 99.6%

TRANSPORTATION - 39.3%
Union Pacific Corp.	430	$116,960
United Parcel Service, Inc. — Class B	796	85,570
CSX Corp.	1,786	84,889
Norfolk Southern Corp.	244	76,760
FedEx Corp.	227	71,080
Old Dominion Freight Line, Inc.	249	53,933
J.B. Hunt Transport Services, Inc.	145	41,967
CH Robinson Worldwide, Inc.	221	41,623
XPO, Inc.*	202	41,469
Expeditors International of Washington, Inc.	252	41,071
Fedex Freight Holding Company, Inc.*	239	36,089
Canadian National Railway Co.	291	34,699
Canadian Pacific Kansas City Ltd.	393	34,053
ZIM Integrated Shipping Services Ltd.	1,268	32,968
ZTO Express Cayman, Inc. ADR	1,465	32,787
Knight-Swift Transportation Holdings, Inc.	396	30,836
Star Bulk Carriers Corp.	1,214	30,314
TFI International, Inc.	210	30,150
Saia, Inc.*	66	27,796
Kirby Corp.*	177	24,067
Landstar System, Inc.	112	23,163
Ryder System, Inc.	83	21,893
GXO Logistics, Inc.*	431	21,852
RXO, Inc.*	695	19,175
Matson, Inc.	82	15,763
Werner Enterprises, Inc.	333	14,522
Hub Group, Inc. — Class A	315	13,794
ArcBest Corp.	93	13,349
Forward Air Corp.*	484	6,539
Total Transportation		1,119,131

AUTO MANUFACTURERS - 25.5%
Tesla, Inc.*	828	348,257
General Motors Co.	959	73,920
Ford Motor Co.	4,736	65,830
Rivian Automotive, Inc. — Class A*	2,155	37,389
Ferrari N.V.	95	35,368
NIO, Inc. ADR*	6,603	33,411
Honda Motor Company Ltd. ADR	1,219	33,047
Toyota Motor Corp. ADR	189	31,831
Li Auto, Inc. ADR*	2,457	28,845
Stellantis N.V.*	4,966	28,505
Lucid Group, Inc.*,(a)	1,656	11,079
Total Auto Manufacturers		727,482

AIRLINES - 13.1%
Delta Air Lines, Inc.	781	73,148
United Airlines Holdings, Inc.*	482	65,547
Southwest Airlines Co.	949	48,798
Ryanair Holdings plc ADR	582	37,685
American Airlines Group, Inc.*	1,906	34,441
Copa Holdings S.A. — Class A	204	31,736
Alaska Air Group, Inc.*	436	22,759
SkyWest, Inc.*	189	18,773
Allegiant Travel Co.*	151	17,758
JetBlue Airways Corp.*	2,260	12,950
Frontier Group Holdings, Inc.*	1,070	8,464
Total Airlines		372,059

AUTO PARTS & EQUIPMENT - 12.8%
Garrett Motion, Inc.	1,020	36,955
Mobileye Global, Inc. — Class A*	3,618	35,022
Magna International, Inc.	512	33,618
Aptiv plc*	512	31,426
BorgWarner, Inc.	469	31,142
Autoliv, Inc.	260	30,204
Versigent plc*	696	29,239
Lear Corp.	167	22,388
Gentex Corp.	814	20,570
QuantumScape Corp. — Class A*	2,372	17,932
Dana, Inc.	593	16,135
Visteon Corp.	131	12,996
Goodyear Tire & Rubber Co.*	1,926	12,712
Dorman Products, Inc.*	75	10,234
Adient plc*	528	9,705
Fox Factory Holding Corp.*	433	7,337
Solid Power, Inc.*	2,382	6,169
Total Auto Parts & Equipment		363,784

INTERNET - 6.1%
Uber Technologies, Inc.*	1,558	112,425
Grab Holdings Ltd. — Class A*	10,807	40,742
Lyft, Inc. — Class A*	1,496	21,857
Total Internet		175,024

LEISURE TIME - 1.0%
Patrick Industries, Inc.	174	15,621
Harley-Davidson, Inc.	565	13,820
Total Leisure Time		29,441

AEROSPACE & DEFENSE - 0.7%
Joby Aviation, Inc.*,(a)	2,310	20,605

HOME BUILDERS - 0.6%
Thor Industries, Inc.	229	17,212

COMMERCIAL SERVICES - 0.5%
Avis Budget Group, Inc.*	68	10,052
Hertz Global Holdings, Inc.*,(a)	1,406	3,185
Total Commercial Services		13,237

Total Common Stocks
(Cost $936,904)		2,837,975

102 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
TRANSPORTATION FUND

	SHARES	VALUE
SECURITIES LENDING COLLATERAL(b) - 0.4%

MONEY MARKET FUNDS - 0.4%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	11,019	$11,019
Total Securities Lending Collateral
(Cost $11,019)		11,019

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$13,337	13,337
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$13,336	13,336
Total Repurchase Agreements
(Cost $26,673)		26,673

Total Investments - 100.9%
(Cost $974,596)		$2,875,667
Other Assets & Liabilities, net - (0.9)%		(26,612)
Total Net Assets - 100.0%		$2,849,055

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,837,975	$—	$—	$2,837,975
Securities Lending Collateral	11,019	—	—	11,019
Repurchase Agreements	—	26,673	—	26,673
Total Assets	$2,848,994	$26,673	$—	$2,875,667

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TRANSPORTATION FUND
June 30, 2026

ASSETS:
Investments, at value - including $26,146 of securities loaned (cost $947,923)	$2,848,994
Repurchase agreements, at value (cost $26,673)	26,673
Receivables:
Dividends	936
Fund shares sold	86
Securities lending income	54
Interest	3
Total assets	2,876,746

LIABILITIES:
Payable for:
Return of securities lending collateral	11,019
Professional fees	4,404
Printing fees	2,770
Investment advisory fees	2,329
Transfer agent fees	1,994
Fund accounting/administration fees	1,965
Fund shares redeemed	1,646
Servicing fees	728
Trustees’ fees and expenses*	217
Other liabilities	619
Total liabilities	27,691
NET ASSETS	$2,849,055

NET ASSETS CONSIST OF:
Paid-in capital	$1,683,125
Total distributable earnings (loss)	1,165,930
Net assets	$2,849,055
Capital shares outstanding	25,745
Net asset value per share	$110.66

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

104 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
TRANSPORTATION FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,462)	$33,013
Interest	687
Income from securities lending, net	79
Total investment income	33,779

EXPENSES:
Investment advisory fees	19,903
Investor service fees	5,854
Transfer agent fees	4,418
Professional fees	3,642
Fund accounting/administration fees	3,168
Printing fees	2,760
Custodian fees	579
Trustees’ fees and expenses*	250
Miscellaneous	472
Total expenses	41,046
Less:
Expenses reimbursed by Adviser	(1,171)
Net expenses	39,875
Net investment loss	(6,096)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,365
Net realized gain	8,365
Net change in unrealized appreciation (depreciation) on:
Investments	(192,734)
Net change in unrealized appreciation (depreciation)	(192,734)
Net realized and unrealized loss	(184,369)
Net decrease in net assets resulting from operations	$(190,465)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

STATEMENTS OF CHANGES IN NET ASSETS
TRANSPORTATION FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,096)	$992
Net realized gain on investments	8,365	30,701
Net change in unrealized appreciation (depreciation) on investments	(192,734)	205,564
Net increase (decrease) in net assets resulting from operations	(190,465)	237,257

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,135,974	45,341,821
Cost of shares redeemed	(19,528,410)	(46,146,020)
Net decrease from capital share transactions	(392,436)	(804,199)
Net decrease in net assets	(582,901)	(566,942)

NET ASSETS:
Beginning of period	3,431,956	3,998,898
End of period	$2,849,055	$3,431,956

CAPITAL SHARE ACTIVITY:
Shares sold	192,057	464,742
Shares redeemed	(200,420)	(475,061)
Net decrease in shares	(8,363)	(10,319)

106 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TRANSPORTATION FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$100.62	$90.01	$88.83	$71.36	$124.83	$109.37
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.13)	0.02	(0.12)	0.15	(0.16)	(0.02)
Net gain (loss) on investments (realized and unrealized)	10.17 (c)	10.59	1.48 (c)	17.32	(42.05)	23.27
Total from investment operations	10.04	10.61	1.36	17.47	(42.21)	23.25
Less distributions from:
Net investment income	—	—	(0.18)	—	—	—
Net realized gains	—	—	—	—	(11.26)	(7.79)
Total distributions	—	—	(0.18)	—	(11.26)	(7.79)
Net asset value, end of period	$110.66	$100.62	$90.01	$88.83	$71.36	$124.83

Total Return(d)	9.98%	11.79%	1.56%	24.48%	(35.03)%	22.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,849	$3,432	$3,999	$5,598	$3,329	$6,872
Ratios to average net assets:
Net investment income (loss)	(0.26)%	0.03%	(0.14)%	0.17%	(0.17)%	(0.02)%
Total expenses	1.75%	1.83%	1.79%	1.81%	1.77%	1.70%
Net expenses(e)	1.70%	1.78%	1.74%	1.79%	1.77%	1.70%
Portfolio turnover rate	473%	1,303%	112%	318%	343%	326%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
UTILITIES FUND

	SHARES	VALUE
COMMON STOCKS - 99.4%

ELECTRIC - 88.5%
NextEra Energy, Inc.	5,715	$501,606
Southern Co.	3,969	379,873
Duke Energy Corp.	2,864	362,525
American Electric Power Company, Inc.	2,340	320,135
Constellation Energy Corp.	1,286	319,404
Dominion Energy, Inc.	4,150	283,404
Sempra	3,044	282,209
Entergy Corp.	2,377	273,022
Vistra Corp.	1,702	269,988
Xcel Energy, Inc.	3,224	258,887
Exelon Corp.	5,408	252,121
Consolidated Edison, Inc.	2,116	234,093
Public Service Enterprise Group, Inc.	2,863	232,361
WEC Energy Group, Inc.	1,937	226,183
PG&E Corp.	13,048	219,467
NRG Energy, Inc.	1,486	217,045
Ameren Corp.	1,823	206,072
CenterPoint Energy, Inc.	4,474	197,035
Edison International	2,620	195,059
DTE Energy Co.	1,273	193,967
Eversource Energy	2,669	192,889
PPL Corp.	5,159	187,530
FirstEnergy Corp.	3,928	186,737
CMS Energy Corp.	2,329	178,169
Alliant Energy Corp.	2,156	164,481
Evergy, Inc.	1,880	162,488
Fortis, Inc.	2,581	147,711
National Grid plc ADR	1,777	147,260
Pinnacle West Capital Corp.	1,242	132,894
Brookfield Renewable Corp.	3,327	123,498
OGE Energy Corp.	2,382	115,908
AES Corp.	7,755	113,688
IDACORP, Inc.	672	101,674
Talen Energy Corp.*	261	100,292
Oklo, Inc. — Class A*	1,812	94,822
TXNM Energy, Inc.	1,597	90,678
Clearway Energy, Inc. — Class C	2,647	90,474
Portland General Electric Co.	1,741	90,236
Black Hills Corp.	1,164	86,602
Northwestern Energy Group, Inc.	1,063	76,132
Ormat Technologies, Inc.	567	61,746
Otter Tail Corp.	615	55,338
MGE Energy, Inc.	568	46,315
Total Electric		8,172,018

GAS - 7.0%
Atmos Energy Corp.	1,144	197,077
NiSource, Inc.	3,669	174,461
UGI Corp.	2,840	98,094
National Fuel Gas Co.	1,266	97,748
MDU Resources Group, Inc.	3,605	76,462
Total Gas		643,842

WATER - 3.9%
American Water Works Company, Inc.	1,436	188,949
Essential Utilities, Inc.	3,176	121,672
H2O America	901	54,754
Total Water		365,375

Total Common Stocks
(Cost $3,036,522)		9,181,235

	FACE AMOUNT
REPURCHASE AGREEMENTS(a) - 1.4%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$62,596	62,596
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	62,592	62,592
Total Repurchase Agreements
(Cost $125,188)		125,188

Total Investments - 100.8%
(Cost $3,161,710)		$9,306,423
Other Assets & Liabilities, net - (0.8)%		(70,327)
Total Net Assets - 100.0%		$9,236,096

*	Non-income producing security.
(a)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

108 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
UTILITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,181,235	$—	$—	$9,181,235
Repurchase Agreements	—	125,188	—	125,188
Total Assets	$9,181,235	$125,188	$—	$9,306,423

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
UTILITIES FUND
June 30, 2026

ASSETS:
Investments, at value (cost $3,036,522)	$9,181,235
Repurchase agreements, at value (cost $125,188)	125,188
Cash	206,386
Receivables:
Fund shares sold	58,915
Dividends	14,337
Interest	13
Securities lending income	3
Total assets	9,586,077

LIABILITIES:
Payable for:
Investments purchased	296,426
Fund shares redeemed	11,313
Investment advisory fees	7,050
Transfer agent fees	6,928
Fund accounting/administration fees	4,544
Servicing fees	2,203
Trustees’ fees and expenses*	727
Other liabilities	20,790
Total liabilities	349,981
NET ASSETS	$9,236,096

NET ASSETS CONSIST OF:
Paid-in capital	$7,786,456
Total distributable earnings (loss)	1,449,640
Net assets	$9,236,096
Capital shares outstanding	199,332
Net asset value per share	$46.34

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

110 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
UTILITIES FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $757)	$140,899
Interest	1,276
Income from securities lending, net	25
Total investment income	142,200

EXPENSES:
Investment advisory fees	42,194
Investor service fees	12,410
Transfer agent fees	9,393
Professional fees	7,701
Fund accounting/administration fees	6,624
Printing fees	5,836
Custodian fees	859
Trustees’ fees and expenses*	529
Miscellaneous	999
Total expenses	86,545
Less:
Expenses reimbursed by Adviser	(2,482)
Net expenses	84,063
Net investment income	58,137

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	795,707
Foreign currency transactions	(3)
Net realized gain	795,704
Net change in unrealized appreciation (depreciation) on:
Investments	(291,692)
Net change in unrealized appreciation (depreciation)	(291,692)
Net realized and unrealized gain	504,012
Net increase in net assets resulting from operations	$562,149

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

STATEMENTS OF CHANGES IN NET ASSETS
UTILITIES FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$58,137	$130,605
Net realized gain on investments	795,704	1,033,156
Net change in unrealized appreciation (depreciation) on investments	(291,692)	761,508
Net increase in net assets resulting from operations	562,149	1,925,269

Distributions to shareholders	—	(164,262)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	46,738,682	29,379,604
Distributions reinvested	—	164,262
Cost of shares redeemed	(47,965,404)	(32,155,985)
Net decrease from capital share transactions	(1,226,722)	(2,612,119)
Net decrease in net assets	(664,573)	(851,112)

NET ASSETS:
Beginning of period	9,900,669	10,751,781
End of period	$9,236,096	$9,900,669

CAPITAL SHARE ACTIVITY:
Shares sold	1,011,710	733,025
Shares issued from reinvestment of distributions	—	4,007
Shares redeemed	(1,041,472)	(795,059)
Net decrease in shares	(29,762)	(58,027)

112 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
UTILITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$43.22	$37.45	$31.67	$34.65	$34.86	$30.93
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27	0.48	0.50	0.46	0.29	0.43
Net gain (loss) on investments (realized and unrealized)	2.85	5.88	5.76	(2.92)	0.07	4.02
Total from investment operations	3.12	6.36	6.26	(2.46)	0.36	4.45
Less distributions from:
Net investment income	—	(0.59)	(0.48)	(0.52)	(0.31)	(0.52)
Net realized gains	—	—	—	—	(0.26)	—
Total distributions	—	(0.59)	(0.48)	(0.52)	(0.57)	(0.52)
Net asset value, end of period	$46.34	$43.22	$37.45	$31.67	$34.65	$34.86

Total Return(c)	7.22%	17.07%	19.86%	(7.12)%	1.04%	14.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,236	$9,901	$10,752	$9,509	$17,137	$13,444
Ratios to average net assets:
Net investment income (loss)	1.17%	1.16%	1.41%	1.40%	0.83%	1.32%
Total expenses	1.74%	1.84%	1.79%	1.80%	1.77%	1.69%
Net expenses(d)	1.69%	1.79%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	448%	249%	425%	102%	387%	110%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
DOW 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 85.0%

FINANCIAL - 22.7%
Goldman Sachs Group, Inc.	1,205	$1,218,701
Visa, Inc. — Class A	1,205	413,423
American Express Co.	1,205	407,591
Travelers Companies, Inc.	1,205	397,795
JPMorgan Chase & Co.	1,205	394,433
Total Financial		2,831,943

INDUSTRIAL - 16.1%
Caterpillar, Inc.	1,205	1,283,204
Honeywell International, Inc.	1,195	267,561
Boeing Co.*	1,205	260,846
3M Co.	1,205	195,102
Total Industrial		2,006,713

CONSUMER, NON-CYCLICAL - 13.4%
UnitedHealth Group, Inc.	1,205	500,834
Amgen, Inc.	1,205	436,355
Johnson & Johnson	1,205	306,034
Procter & Gamble Co.	1,205	176,701
Merck & Company, Inc.	1,205	154,843
Coca-Cola Co.	1,205	97,930
Total Consumer, Non-cyclical		1,672,697

TECHNOLOGY - 12.6%
Microsoft Corp.	1,205	449,489
Apple, Inc.	1,205	348,679
International Business Machines Corp.	1,205	338,858
NVIDIA Corp.	1,205	241,109
Salesforce, Inc.	1,205	188,775
Total Technology		1,566,910

COMMUNICATIONS - 7.8%
Alphabet, Inc. — Class A	1,205	430,631
Amazon.com, Inc.*	1,205	287,200
Cisco Systems, Inc.	1,205	141,539
Walt Disney Co.	1,205	115,981
Total Communications		975,351

CONSUMER, CYCLICAL - 7.5%
Home Depot, Inc.	1,205	424,979
McDonald's Corp.	1,205	325,724
Walmart, Inc.	1,205	136,478
NIKE, Inc. — Class B	1,205	49,465
Total Consumer, Cyclical		936,646

BASIC MATERIALS - 3.3%
Sherwin-Williams Co.	1,205	414,905

ENERGY - 1.6%
Chevron Corp.	1,205	199,741
Total Common Stocks
(Cost $7,549,053)		10,604,906

MONEY MARKET FUNDS(a) - 1.8%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(b),(c)	221,921	221,921
Total Money Market Funds
(Cost $221,921)		221,921

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 8.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$554,444	554,444
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	554,418	554,418
Total Repurchase Agreements
(Cost $1,108,862)		1,108,862

Total Investments - 95.7%
(Cost $8,879,836)		$11,935,689
Other Assets & Liabilities, net - 4.3%		537,700
Total Net Assets - 100.0%		$12,473,389

*	Non-income producing security.
(a)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)	Rate indicated is the 7-day yield as of June 30, 2026.
(c)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

114 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
DOW 2x STRATEGY FUND

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Equity Futures Contracts Purchased
Dow Jones Industrial Average Mini Futures Contracts	7	Sep 2026	$1,843,555	$24,137

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements
BNP Paribas	Dow Jones Industrial Average	Pay	4.53% (Federal Funds Rate + 0.90%)	At Maturity	09/22/26	87	$4,540,579	$200,024
Barclays Bank plc	Dow Jones Industrial Average	Pay	4.58% (SOFR + 0.90%)	At Maturity	09/28/26	153	7,983,647	18,665
							$12,524,226	$218,689

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,604,906	$—	$—	$10,604,906
Money Market Funds	221,921	—	—	221,921
Repurchase Agreements	—	1,108,862	—	1,108,862
Equity Futures Contracts(a)	24,137	—	—	24,137
Equity Index Swap Agreements(a)	—	218,689	—	218,689
Total Assets	$10,850,964	$1,327,551	$—	$12,178,515

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
DOW 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $7,770,974)	$10,826,827
Repurchase agreements, at value (cost $1,108,862)	1,108,862
Segregated cash due from broker	760,000
Unrealized appreciation on OTC swap agreements	218,689
Receivables:
Fund shares sold	1,374,964
Variation margin on futures contracts	3,535
Dividends	2,913
Interest	734
Total assets	14,296,524

LIABILITIES:
Due to custodian	989
Segregated cash due to broker	280,000
Payable for:
Investments purchased	1,496,444
Fund shares redeemed	8,544
Investment advisory fees	6,713
Transfer agent fees	5,919
Fund accounting/administration fees	3,643
Servicing fees	2,098
Trustees’ fees and expenses*	586
Other liabilities	18,199
Total liabilities	1,823,135
NET ASSETS	$12,473,389

NET ASSETS CONSIST OF:
Paid-in capital	$9,168,459
Total distributable earnings (loss)	3,304,930
Net assets	$12,473,389
Capital shares outstanding	39,746
Net asset value per share	$313.83

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

116 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
DOW 2x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$59,734
Interest	21,369
Total investment income	81,103

EXPENSES:
Investment advisory fees	37,460
Investor service fees	10,406
Transfer agent fees	7,869
Professional fees	6,460
Fund accounting/administration fees	5,584
Printing fees	4,896
Interest expense	2,238
Custodian fees	838
Trustees’ fees and expenses*	444
Miscellaneous	2,921
Total expenses	79,116
Less:
Expenses reimbursed by Adviser	(4,162)
Net expenses	74,954
Net investment income	6,149

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(238,354)
Swap agreements	372,846
Futures contracts	16,261
Net realized gain	150,753
Net change in unrealized appreciation (depreciation) on:
Investments	670,338
Swap agreements	147,932
Futures contracts	80,111
Net change in unrealized appreciation (depreciation)	898,381
Net realized and unrealized gain	1,049,134
Net increase in net assets resulting from operations	$1,055,283

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

STATEMENTS OF CHANGES IN NET ASSETS
DOW 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,149	$31,063
Net realized gain on investments	150,753	881,983
Net change in unrealized appreciation (depreciation) on investments	898,381	200,295
Net increase in net assets resulting from operations	1,055,283	1,113,341

Distributions to shareholders	—	(64,046)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	33,565,056	92,974,291
Distributions reinvested	—	64,046
Cost of shares redeemed	(30,373,459)	(96,328,013)
Net increase (decrease) from capital share transactions	3,191,597	(3,289,676)
Net increase (decrease) in net assets	4,246,880	(2,240,381)

NET ASSETS:
Beginning of period	8,226,509	10,466,890
End of period	$12,473,389	$8,226,509

CAPITAL SHARE ACTIVITY:
Shares sold	116,720	383,068
Shares issued from reinvestment of distributions	—	269
Shares redeemed	(107,251)	(398,653)
Net increase (decrease) in shares	9,469	(15,316)

118 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
DOW 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$271.71	$229.57	$192.47	$156.26	$207.85	$147.84
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21	0.94	1.60	1.21	0.42	(0.68)
Net gain (loss) on investments (realized and unrealized)	41.91	43.48	37.94	35.49	(43.46)	60.69
Total from investment operations	42.12	44.42	39.54	36.70	(43.04)	60.01
Less distributions from:
Net investment income	—	(2.28)	(2.44)	(0.49)	—	—
Net realized gains	—	—	—	—	(8.55)	—
Total distributions	—	(2.28)	(2.44)	(0.49)	(8.55)	—
Net asset value, end of period	$313.83	$271.71	$229.57	$192.47	$156.26	$207.85

Total Return(c)	15.50%	19.49%	20.63%	23.57%	(20.49)%	40.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,473	$8,227	$10,467	$17,956	$14,372	$19,882
Ratios to average net assets:
Net investment income (loss)	0.15%	0.39%	0.76%	0.75%	0.25%	(0.37)%
Total expenses(d)	1.90%	1.95%	1.89%	1.97%	1.88%	1.78%
Net expenses(e)	1.80%	1.85%	1.79%	1.90%	1.81%	1.72%
Portfolio turnover rate	234%	978%	853%	316%	458%	489%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INVERSE DOW 2x STRATEGY FUND

	SHARES	VALUE
MONEY MARKET FUNDS(a) - 5.7%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(b),(c)	48,278	$48,278
Total Money Market Funds
(Cost $48,278)		48,278

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 42.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$177,757	177,757
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	177,749	177,749
Total Repurchase Agreements
(Cost $355,506)		355,506

FEDERAL AGENCY DISCOUNT NOTES - 38.3%
Fannie Mae Discount Notes
3.61% due 07/15/26(e)	125,000	124,825
Federal Home Loan Bank
3.60% due 07/10/26(e)	100,000	99,910
Freddie Mac
3.65% due 07/29/26(e)	100,000	99,717
Total Federal Agency Discount Notes
(Cost $324,452)		324,452

U.S. TREASURY BILLS - 17.7%
U.S. Treasury Bills
3.52% due 07/02/26(e)	150,000	149,985
Total U.S. Treasury Bills
(Cost $149,985)		149,985

Total Investments - 103.7%
(Cost $878,221)		$878,221
Other Assets & Liabilities, net - (3.7)%		(31,390)
Total Net Assets - 100.0%		$846,831

(a)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)	Rate indicated is the 7-day yield as of June 30, 2026.
(c)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)	Repurchase Agreements — See Note 6.
(e)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short
BNP Paribas	Dow Jones Industrial Average	Receive	4.13% (Federal Funds Rate + 0.50%)	At Maturity	09/22/26	18	$924,754	$(40,934)
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.28% (SOFR + 0.60%)	At Maturity	09/28/26	15	768,012	(58,638)
							$1,692,766	$(99,572)

(a)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

120 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$48,278	$—	$—	$48,278
Repurchase Agreements	—	355,506	—	355,506
Federal Agency Discount Notes	—	324,452	—	324,452
U.S. Treasury Bills	—	149,985	—	149,985
Total Assets	$48,278	$829,943	$—	$878,221

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$99,572	$—	$99,572

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INVERSE DOW 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $522,715)	$522,715
Repurchase agreements, at value (cost $355,506)	355,506
Segregated cash due from broker	79,000
Receivables:
Interest	176
Total assets	957,397

LIABILITIES:
Unrealized depreciation on OTC swap agreements	99,572
Payable for:
Fund shares redeemed	5,023
Investment advisory fees	1,379
Fund accounting/administration fees	806
Transfer agent fees	541
Servicing fees	431
Trustees’ fees and expenses*	37
Other liabilities	2,777
Total liabilities	110,566
NET ASSETS	$846,831

NET ASSETS CONSIST OF:
Paid-in capital	$26,900,175
Total distributable earnings (loss)	(26,053,344)
Net assets	$846,831
Capital shares outstanding	8,406
Net asset value per share	$100.75

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

122 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
INVERSE DOW 2x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$566
Interest	26,270
Total investment income	26,836

EXPENSES:
Investment advisory fees	7,219
Investor service fees	2,005
Transfer agent fees	1,532
Professional fees	1,236
Fund accounting/administration fees	1,044
Printing fees	937
Custodian fees	228
Trustees’ fees and expenses*	85
Miscellaneous	561
Total expenses	14,847
Less:
Expenses reimbursed by Adviser	(802)
Net expenses	14,045
Net investment income	12,791

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	34,445
Swap agreements	(86,862)
Futures contracts	2,562
Net realized loss	(49,855)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(102,307)
Net change in unrealized appreciation (depreciation)	(102,307)
Net realized and unrealized loss	(152,162)
Net decrease in net assets resulting from operations	$(139,371)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123

STATEMENTS OF CHANGES IN NET ASSETS
INVERSE DOW 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,791	$28,821
Net realized loss on investments	(49,855)	(865,458)
Net change in unrealized appreciation (depreciation) on investments	(102,307)	(292)
Net decrease in net assets resulting from operations	(139,371)	(836,929)

Distributions to shareholders	—	(49,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	44,426,931	42,606,041
Distributions reinvested	—	49,696
Cost of shares redeemed	(43,929,495)	(42,718,118)
Net increase (decrease) from capital share transactions	497,436	(62,381)
Net increase (decrease) in net assets	358,065	(949,006)

NET ASSETS:
Beginning of period	488,766	1,437,772
End of period	$846,831	$488,766

CAPITAL SHARE ACTIVITY:
Shares sold	393,122	304,008 *
Shares issued from reinvestment of distributions	—	383 *
Shares redeemed	(389,025)	(309,517)*
Net increase (decrease) in shares	4,097	(5,126)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025.

124 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INVERSE DOW 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$113.43	$152.39	$195.40	$239.52	$228.09	$352.71
Income (loss) from investment operations:
Net investment income (loss)(c)	0.90	3.91	6.55	7.35	0.40	(3.15)
Net gain (loss) on investments (realized and unrealized)	(13.58)	(34.41)	(36.81)	(51.02)	11.03 (d)	(121.47)
Total from investment operations	(12.68)	(30.50)	(30.26)	(43.67)	11.43	(124.62)
Less distributions from:
Net investment income	—	(8.46)	(12.75)	(0.45)	—	—
Total distributions	—	(8.46)	(12.75)	(0.45)	—	—
Net asset value, end of period	$100.75	$113.43	$152.39	$195.40	$239.52	$228.09

Total Return(e)	(11.18)%	(20.69)%	(15.94)%	(18.26)%	5.00%	(35.33)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$847	$489	$1,438	$1,074	$2,220	$3,283
Ratios to average net assets:
Net investment income (loss)	1.59%	2.75%	3.86%	3.17%	0.16%	(1.15)%
Total expenses(f)	1.85%	1.94%	1.88%	1.91%	1.90%	1.79%
Net expenses(g)	1.75%	1.84%	1.78%	1.84%	1.83%	1.70%
Portfolio turnover rate	—	—	—	—	—	116%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(f)	Does not include expenses of the underlying funds in which the Fund invests, if any.
(g)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 73.6%

INDUSTRIAL - 19.4%
Curtiss-Wright Corp.	31	$23,491
nVent Electric plc	135	22,897
Entegris, Inc.	127	22,842
ATI, Inc.*	114	22,469
Sterling Infrastructure, Inc.*	26	21,823
Woodward, Inc.	50	21,272
MasTec, Inc.*	51	21,219
XPO, Inc.*	98	20,118
Fabrinet*	30	16,862
RBC Bearings, Inc.*	26	16,746
TD SYNNEX Corp.	62	16,575
TTM Technologies, Inc.*	87	16,271
ITT, Inc.	75	14,832
BWX Technologies, Inc.	76	14,793
Regal Rexnord Corp.	55	13,100
Dycom Industries, Inc.*	25	12,640
Carlisle Companies, Inc.	34	12,333
Clean Harbors, Inc.*	41	12,249
Lincoln Electric Holdings, Inc.	46	12,213
Advanced Energy Industries, Inc.	32	11,932
Sanmina Corp.*	45	11,389
Mueller Industries, Inc.	92	11,310
Owens Corning	67	10,650
Knight-Swift Transportation Holdings, Inc.	135	10,512
Applied Industrial Technologies, Inc.	31	10,483
Graco, Inc.	138	10,434
SPX Technologies, Inc.*	42	10,297
Crown Holdings, Inc.	92	10,287
Moog, Inc. — Class A	24	10,172
Cognex Corp.	139	10,066
Littelfuse, Inc.	21	9,562
Advanced Drainage Systems, Inc.	60	9,418
Acuity, Inc.	25	9,417
Saia, Inc.*	22	9,266
Valmont Industries, Inc.	16	9,242
Arrow Electronics, Inc.*	43	9,177
Crane Co.	41	9,146
Watts Water Technologies, Inc. — Class A	23	9,003
Donaldson Company, Inc.	97	8,708
Ryder System, Inc.	32	8,441
CNH Industrial N.V.	734	8,243
Oshkosh Corp.	52	7,981
Flowserve Corp.	107	7,935
Toro Co.	81	7,891
Kratos Defense & Security Solutions, Inc.*	156	7,778
Chart Industries, Inc.*	37	7,731
Timken Co.	53	7,702
AECOM	107	7,469
EnerSys	31	7,248
AAON, Inc.	57	7,231
Vicor Corp.*	19	7,216
Simpson Manufacturing Company, Inc.	34	7,118
Terex Corp.	95	6,877
AptarGroup, Inc.	53	6,636
Hexcel Corp.	63	6,304
Tetra Tech, Inc.	216	6,240
Kirby Corp.*	45	6,119
Fluor Corp.*	116	6,077
Avnet, Inc.	68	6,040
Middleby Corp.*	35	6,020
AGCO Corp.	50	5,985
Eagle Materials, Inc.	26	5,850
Landstar System, Inc.	28	5,791
Sensata Technologies Holding plc	121	5,777
Fortune Brands Innovations, Inc.	99	5,435
GATX Corp.	30	5,316
MSA Safety, Inc.	30	5,237
IES Holdings, Inc.*	7	5,143
GXO Logistics, Inc.*	96	4,867
Novanta, Inc.*	30	4,867
Esab Corp.	48	4,734
StandardAero, Inc.*	158	4,726
Sonoco Products Co.	82	4,621
AeroVironment, Inc.*	27	4,457
Trex Company, Inc.*	87	4,353
UFP Industries, Inc.	47	4,265
Louisiana-Pacific Corp.	53	4,169
Knife River Corp.*	47	3,932
Belden, Inc.	32	3,837
Vontier Corp.	117	3,393
Silgan Holdings, Inc.	73	3,386
Universal Display Corp.	36	3,117
Avient Corp.	76	2,809
Graphic Packaging Holding Co.	247	2,611
Exponent, Inc.	40	2,350
Greif, Inc. — Class A	21	1,564
Total Industrial		798,105

FINANCIAL - 15.0%
East West Bancorp, Inc.	114	14,716
Annaly Capital Management, Inc. REIT	611	13,662
WP Carey, Inc. REIT	186	13,299
Pinnacle Financial Partners, Inc.	125	12,610
Jones Lang LaSalle, Inc.*	39	12,088
Omega Healthcare Investors, Inc. REIT	248	11,825
Reinsurance Group of America, Inc.	55	11,696
RenaissanceRe Holdings Ltd.	36	11,408
Lamar Advertising Co. — Class A REIT	73	11,387
Unum Group	123	10,996
Evercore, Inc. — Class A	32	10,926
Ally Financial, Inc.	232	10,660
Gaming and Leisure Properties, Inc. REIT	236	10,509
Equity LifeStyle Properties, Inc. REIT	162	10,441
Webster Financial Corp.	135	10,317
Equitable Holdings, Inc.	235	10,312
First Horizon Corp.	396	10,153

126 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 73.6% (continued)

FINANCIAL - 15.0% (continued)
Fidelity National Financial, Inc.	211	$9,951
EastGroup Properties, Inc. REIT	45	9,114
Carlyle Group, Inc.	216	9,096
Wintrust Financial Corp.	56	9,000
Stifel Financial Corp.	128	8,931
American Homes 4 Rent — Class A REIT	264	8,849
UMB Financial Corp.	60	8,566
Zions Bancorp North America	123	8,510
American Healthcare REIT, Inc.	161	8,396
SouthState Bank Corp.	81	8,092
Brixmor Property Group, Inc. REIT	256	8,072
Cullen/Frost Bankers, Inc.	52	8,035
American Financial Group, Inc.	57	7,977
CareTrust REIT, Inc.	197	7,949
Columbia Banking System, Inc.	241	7,724
Old Republic International Corp.	187	7,652
Agree Realty Corp. REIT	100	7,574
CubeSmart REIT	189	7,517
Affiliated Managers Group, Inc.	22	7,445
Old National Bancorp	287	7,433
NNN REIT, Inc.	159	7,398
Primerica, Inc.	26	7,389
Western Alliance Bancorp	85	6,987
Voya Financial, Inc.	76	6,880
Jefferies Financial Group, Inc.	136	6,797
First Industrial Realty Trust, Inc. REIT	110	6,744
SEI Investments Co.	76	6,666
Commerce Bancshares, Inc.	113	6,526
Rexford Industrial Realty, Inc. REIT	187	6,264
Hanover Insurance Group, Inc.	29	6,209
Prosperity Bancshares, Inc.	84	6,135
STAG Industrial, Inc. REIT	159	6,052
Houlihan Lokey, Inc. — Class A	45	6,036
Kinsale Capital Group, Inc.(a)	18	5,937
First American Financial Corp.	85	5,830
Healthcare Realty Trust, Inc. — Class A REIT	289	5,829
Valley National Bancorp	397	5,816
Corebridge Financial, Inc.	202	5,783
FNB Corp.	297	5,667
Glacier Bancorp, Inc.	107	5,519
United Bankshares, Inc.	115	5,270
Vornado Realty Trust REIT	132	5,188
Hancock Whitney Corp.	68	5,081
MGIC Investment Corp.	176	4,963
Essent Group Ltd.	77	4,950
Rayonier, Inc. REIT	231	4,916
Selective Insurance Group, Inc.	50	4,851
Kite Realty Group Trust REIT	169	4,796
Starwood Property Trust, Inc. REIT(a)	290	4,750
RLI Corp.	77	4,548
Bank OZK	86	4,480
Home BancShares, Inc.	156	4,454
Associated Banc-Corp	136	4,185
Cousins Properties, Inc. REIT	137	4,107
Sabra Health Care REIT, Inc.	210	4,097
SLM Corp.	157	4,073
CNO Financial Group, Inc.	78	3,976
First Financial Bankshares, Inc.	109	3,771
Flagstar Bank North America	250	3,735
Texas Capital Bancshares, Inc.	36	3,717
EPR Properties REIT	64	3,713
Ryan Specialty Holdings, Inc. — Class A	95	3,587
COPT Defense Properties REIT(a)	94	3,421
International Bancshares Corp.	45	3,418
Kilroy Realty Corp. REIT	89	3,335
Federated Hermes, Inc.	60	3,313
Independence Realty Trust, Inc. REIT	196	3,271
Brighthouse Financial, Inc.*	48	3,038
Hamilton Lane, Inc. — Class A	34	2,680
National Storage Affiliates Trust REIT	59	2,624
Park Hotels & Resorts, Inc. REIT(a)	168	2,394
Total Financial		614,054

CONSUMER, NON-CYCLICAL - 10.5%
Illumina, Inc.*	126	22,155
United Therapeutics Corp.*	35	18,964
US Foods Holding Corp.*	184	18,814
Performance Food Group Co.*	131	14,644
Neurocrine Biosciences, Inc.*	84	14,157
API Group Corp.*	321	13,594
Tenet Healthcare Corp.*	72	13,470
Roivant Sciences Ltd.*	376	13,307
Jazz Pharmaceuticals plc*	52	12,530
TransUnion	161	11,614
Exelixis, Inc.*	209	11,372
Toast, Inc. — Class A*	391	10,878
Penumbra, Inc.*	33	10,420
Elanco Animal Health, Inc.*	416	10,238
Medpace Holdings, Inc.*	19	10,062
Cytokinetics, Inc.*	113	9,626
Arrowhead Pharmaceuticals, Inc.*	117	9,537
BioMarin Pharmaceutical, Inc.*	161	9,212
Coca-Cola Consolidated, Inc.	47	8,973
Service Corporation International	115	8,735
Encompass Health Corp.	83	8,390
Halozyme Therapeutics, Inc.*	99	7,749
Ensign Group, Inc.	48	7,694

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 73.6% (continued)

CONSUMER, NON-CYCLICAL - 10.5% (continued)
Globus Medical, Inc. — Class A*	94	$7,427
Darling Ingredients, Inc.*	132	7,210
UL Solutions, Inc. — Class A	65	6,621
Sprouts Farmers Market, Inc.*	78	6,597
HealthEquity, Inc.*	70	6,322
Booz Allen Hamilton Holding Corp. — Class A	101	6,128
Repligen Corp.*	44	6,003
Lantheus Holdings, Inc.*	54	5,991
Avantor, Inc.*	569	5,633
Bruker Corp.	93	5,597
Chemed Corp.	11	5,123
Ingredion, Inc.	53	5,020
Bio-Rad Laboratories, Inc. — Class A*	15	4,404
Valvoline, Inc.*,(a)	106	4,191
WEX, Inc.*	29	4,092
H&R Block, Inc.	106	4,036
Albertsons Companies, Inc. — Class A	297	4,018
Sotera Health Co.*	221	3,923
Celsius Holdings, Inc.*	132	3,865
LivaNova plc*	46	3,783
Paylocity Holding Corp.*	36	3,763
FTI Consulting, Inc.*	25	3,725
elf Beauty, Inc.*	49	3,626
Envista Holdings Corp.*	136	3,584
Graham Holdings Co. — Class B	3	3,424
Brink's Co.	34	3,213
Grand Canyon Education, Inc.*	22	3,148
Haemonetics Corp.*	39	2,925
Post Holdings, Inc.*	33	2,913
Morningstar, Inc.	18	2,808
Option Care Health, Inc.*	131	2,747
Shift4 Payments, Inc. — Class A*,(a)	49	2,383
Euronet Worldwide, Inc.*	30	2,196
Avis Budget Group, Inc.*	14	2,070
Marzetti Co.	17	1,941
Dentsply Sirona, Inc.	167	1,772
Boston Beer Company, Inc. — Class A*	6	1,062
Pilgrim's Pride Corp.	36	1,012
Total Consumer, Non-cyclical		430,431

CONSUMER, CYCLICAL - 9.2%
RB Global, Inc.	155	18,050
Burlington Stores, Inc.*	52	16,474
WESCO International, Inc.	41	14,163
Somnigroup International, Inc.	175	13,720
Toll Brothers, Inc.	79	13,015
Dick's Sporting Goods, Inc.	55	12,475
Aramark	219	12,461
Watsco, Inc.(a)	29	12,085
BorgWarner, Inc.	171	11,354
Texas Roadhouse, Inc. — Class A	55	10,628
American Airlines Group, Inc.*	551	9,957
BJ's Wholesale Club Holdings, Inc.*	106	9,245
SharkNinja, Inc.*	59	8,984
Five Below, Inc.*	46	8,270
Dutch Bros, Inc. — Class A*	106	7,612
GameStop Corp. — Class A*	344	7,596
Core & Main, Inc. — Class A*	157	7,575
Murphy USA, Inc.	14	7,544
FirstCash Holdings, Inc.	32	6,922
Autoliv, Inc.	57	6,622
Hyatt Hotels Corp. — Class A	34	6,591
Cava Group, Inc.*	83	6,514
Lear Corp.	42	5,631
Taylor Morrison Home Corp. — Class A*	78	5,596
Lithia Motors, Inc. — Class A	19	5,519
Floor & Decor Holdings, Inc. — Class A*	90	5,342
Wyndham Hotels & Resorts, Inc.	62	5,221
Macy's, Inc.	220	5,181
Crocs, Inc.*	41	4,946
Churchill Downs, Inc.	55	4,930
Alaska Air Group, Inc.*	93	4,855
VF Corp.	274	4,570
Brunswick Corp.	54	4,549
MSC Industrial Direct Company, Inc. — Class A	38	4,520
Gentex Corp.	177	4,473
Vail Resorts, Inc.	30	4,085
Boyd Gaming Corp.	46	4,063
Wingstop, Inc.	23	3,988
Travel + Leisure Co.	52	3,974
Ollie's Bargain Outlet Holdings, Inc.*	51	3,921
AutoNation, Inc.*	21	3,902
Bath & Body Works, Inc.	168	3,886
Gap, Inc.	186	3,474
Planet Fitness, Inc. — Class A*	66	3,443
Mattel, Inc.*	242	3,359
Abercrombie & Fitch Co. — Class A*	37	3,330
Thor Industries, Inc.	44	3,307
Warner Music Group Corp. — Class A	122	3,303
KB Home	52	3,255
YETI Holdings, Inc.*	63	3,122
Polaris, Inc.	45	3,080
PVH Corp.	38	2,822
Penske Automotive Group, Inc.	15	2,684
Dolby Laboratories, Inc. — Class A	50	2,629
Hilton Grand Vacations, Inc.*	50	2,618
Scotts Miracle-Gro Co.	37	2,520
Visteon Corp.	22	2,183
Harley-Davidson, Inc.	88	2,152
RH*	13	2,141
Whirlpool Corp.	54	2,129
Choice Hotels International, Inc.	17	1,875

128 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 73.6% (continued)

CONSUMER, CYCLICAL - 9.2% (continued)
Capri Holdings Ltd.*	99	$1,838
Goodyear Tire & Rubber Co.*	240	1,584
Columbia Sportswear Co.	20	1,236
Total Consumer, Cyclical		379,093

TECHNOLOGY - 8.2%
Twilio, Inc. — Class A*	126	25,998
MKS, Inc.	56	24,909
MACOM Technology Solutions Holdings, Inc.*	55	20,920
Everpure, Inc. — Class A*	263	20,722
Okta, Inc.*	140	19,103
Lattice Semiconductor Corp.*	114	17,437
Onto Innovation, Inc.*	41	15,516
SiTime Corp.*	18	13,420
Semtech Corp.*	78	12,624
Rambus, Inc.*	90	11,947
Nutanix, Inc. — Class A*	221	11,262
Dynatrace, Inc.*	246	10,802
DigitalOcean Holdings, Inc.*	68	10,678
Guidewire Software, Inc.*	71	8,736
CACI International, Inc. — Class A*	18	8,339
Amkor Technology, Inc.	95	8,192
Docusign, Inc. — Class A*	162	7,196
Allegro MicroSystems, Inc.*	103	7,171
Manhattan Associates, Inc.*	49	6,823
Cirrus Logic, Inc.*	43	6,387
Silicon Laboratories, Inc.*	27	5,901
Commvault Systems, Inc.*	34	4,819
Qualys, Inc.*	29	3,987
Science Applications International Corp.	36	3,975
Synaptics, Inc.*,(a)	32	3,975
Duolingo, Inc.*,(a)	34	3,911
UiPath, Inc. — Class A*	356	3,870
Bentley Systems, Inc. — Class B	124	3,706
KBR, Inc.	106	3,660
Genpact Ltd.	131	3,602
Dropbox, Inc. — Class A*	125	3,434
ExlService Holdings, Inc.*	127	3,284
Appfolio, Inc. — Class A*	20	3,207
BILL Holdings, Inc.*	74	2,676
IPG Photonics Corp.*	21	2,464
Maximus, Inc.	44	2,365
Parsons Corp.*	45	2,358
Doximity, Inc. — Class A*	112	2,323
Pegasystems, Inc.	75	2,248
Kyndryl Holdings, Inc.*	188	2,126
Crane NXT Co.	41	2,098
Total Technology		338,171

BASIC MATERIALS - 3.7%
Carpenter Technology Corp.	41	25,290
Reliance, Inc.	43	16,065
Coeur Mining, Inc.	862	14,068
Royal Gold, Inc.	68	13,574
RPM International, Inc.	106	11,782
Solstice Advanced Materials, Inc.	132	11,695
Alcoa Corp.	220	11,471
Hecla Mining Co.	559	8,625
MP Materials Corp.*	113	6,329
Axalta Coating Systems Ltd.*	178	6,091
Commercial Metals Co.	92	5,773
NewMarket Corp.	6	4,748
Cleveland-Cliffs, Inc.*	475	4,460
Cabot Corp.	43	3,905
Ashland, Inc.	38	2,504
Westlake Corp.	28	2,044
Olin Corp.	95	1,883
Total Basic Materials		150,307

ENERGY - 3.6%
TechnipFMC plc	332	22,012
Nextpower, Inc. — Class A*	124	14,773
DT Midstream, Inc.	85	12,473
Ovintiv, Inc.	230	12,110
Permian Resources Corp. — Class A	656	12,077
HF Sinclair Corp.	128	8,915
Antero Resources Corp.*	245	8,609
Range Resources Corp.	196	7,289
Viper Energy, Inc. — Class A	162	6,869
Antero Midstream Corp.	277	6,302
NOV, Inc.	299	5,546
Chord Energy Corp.	47	5,372
Weatherford International plc	60	4,890
Matador Resources Co.	97	4,829
CNX Resources Corp.*	118	4,004
Valaris Ltd.*	54	3,920
Murphy Oil Corp.	112	3,647
PBF Energy, Inc. — Class A	70	3,186
Total Energy		146,823

UTILITIES - 2.2%
Talen Energy Corp.*	38	14,602
Essential Utilities, Inc.	236	9,041
OGE Energy Corp.	172	8,369
IDACORP, Inc.	46	6,960
UGI Corp.	179	6,183
National Fuel Gas Co.	79	6,099
Ormat Technologies, Inc.	51	5,554
Portland General Electric Co.	96	4,976
Southwest Gas Holdings, Inc.	54	4,789
TXNM Energy, Inc.	83	4,713
New Jersey Resources Corp.	84	4,707
Black Hills Corp.	63	4,687
ONE Gas, Inc.	52	4,008
Spire, Inc.	49	3,826
Northwestern Energy Group, Inc.	51	3,653
Total Utilities		92,167

COMMUNICATIONS - 1.8%
Roku, Inc.*	109	15,057
New York Times Co. — Class A	134	9,377
Viavi Solutions, Inc.*	195	9,311
Pinterest, Inc. — Class A*	401	8,433
Maplebear, Inc.*	137	6,487
InterDigital, Inc.	22	6,229

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 73.6% (continued)

COMMUNICATIONS - 1.8% (continued)
Hims & Hers Health, Inc.*	177	$6,137
Sirius XM Holdings, Inc.	157	4,638
Nexstar Media Group, Inc. — Class A	24	4,286
Chewy, Inc. — Class A*	200	3,930
Total Communications		73,885

Total Common Stocks
(Cost $1,813,550)		3,023,036

EXCHANGE-TRADED FUNDS - 2.0%
Guggenheim Ultra Short Income ETF(b)	1,612	80,801
Total Exchange-Traded Funds
(Cost $77,226)		80,801

MUTUAL FUNDS - 3.9%
Guggenheim Ultra Short Duration Fund — Institutional Class(b)	15,965	160,610
Total Mutual Funds
(Cost $154,704)		160,610

MONEY MARKET FUNDS(c) - 2.0%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(d),(e)	82,182	82,182
Total Money Market Funds
(Cost $82,182)		82,182

SECURITIES LENDING COLLATERAL(c) - 0.0%
MONEY MARKET FUNDS - 0.0%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(d)	443	443
Total Securities Lending Collateral
(Cost $443)		443

	FACE AMOUNT
REPURCHASE AGREEMENTS(f) - 12.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$246,733	246,733
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	246,721	246,721
Total Repurchase Agreements
(Cost $493,454)		493,454

Total Investments - 93.5%
(Cost $2,621,559)		$3,840,526
Other Assets & Liabilities, net - 6.5%		265,532
Total Net Assets - 100.0%		$4,106,058

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Affiliated issuer.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Rate indicated is the 7-day yield as of June 30, 2026.
(e)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(f)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements
BNP Paribas	S&P MidCap 400 Index	Pay	4.18% (Federal Funds Rate + 0.55%)	At Maturity	09/22/26	404	$1,557,334	$57,173
Barclays Bank plc	S&P MidCap 400 Index	Pay	4.53% (SOFR + 0.85%)	At Maturity	09/28/26	187	721,425	9,786

130 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

Total Return Swap Agreements (continued)

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.23% (Federal Funds Rate + 0.60%)	At Maturity	09/24/26	220	$846,471	$8,094
							$3,125,230	$75,053

(a)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,023,036	$—	$—	$3,023,036
Exchange-Traded Funds	80,801	—	—	80,801
Mutual Funds	160,610	—	—	160,610
Money Market Funds	82,182	—	—	82,182
Securities Lending Collateral	443	—	—	443
Repurchase Agreements	—	493,454	—	493,454
Equity Index Swap Agreements(a)	—	75,053	—	75,053
Total Assets	$3,347,072	$568,507	$—	$3,915,579

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
MID-CAP 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$77,234	$(8)	$—	$3,575	$80,801	1,612	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	160,929	—	—	—	(319)	160,610	15,965	3,525
Guggenheim Strategy Fund II	80,844	—	(77,234)	—	(3,610)	—	—	1,829
	$241,773	$77,234	$(77,242)	$—	$(354)	$241,411		$5,354

132 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID-CAP 1.5x STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value - including $30,355 of securities loaned (cost $1,896,175)	$3,105,661
Investments in affiliated issuers, at value (cost $231,930)	241,411
Repurchase agreements, at value (cost $493,454)	493,454
Segregated cash due from broker	205,491
Unrealized appreciation on OTC swap agreements	75,053
Receivables:
Investments sold	13,504
Dividends	2,491
Interest	832
Fund shares sold	21
Total assets	4,137,918

LIABILITIES:
Payable for:
Investments purchased	16,023
Professional fees	3,828
Investment advisory fees	2,478
Printing fees	2,398
Transfer agent fees	2,391
Fund accounting/administration fees	1,597
Fund shares redeemed	907
Servicing fees	787
Return of securities lending collateral	443
Trustees’ fees and expenses*	252
Other liabilities	756
Total liabilities	31,860
NET ASSETS	$4,106,058

NET ASSETS CONSIST OF:
Paid-in capital	$2,379,874
Total distributable earnings (loss)	1,726,184
Net assets	$4,106,058
Capital shares outstanding	13,433
Net asset value per share	$305.66

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 133

STATEMENT OF OPERATIONS (Unaudited)
MID-CAP 1.5x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $22)	$19,255
Dividends from securities of affiliated issuers	5,354
Interest from securities of unaffiliated issuers	5,281
Income from securities lending, net	13
Total investment income	29,903

EXPENSES:
Investment advisory fees	16,291
Investor service fees	4,525
Transfer agent fees	3,421
Professional fees	2,811
Fund accounting/administration fees	2,429
Printing fees	2,130
Custodian fees	394
Interest expense	305
Trustees’ fees and expenses*	193
Miscellaneous	437
Total expenses	32,936
Less:
Expenses reimbursed by Adviser	(1,810)
Expenses waived by Adviser	(208)
Total waived/reimbursed expenses	(2,018)
Net expenses	30,918
Net investment loss	(1,015)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	161,981
Swap agreements	402,878
Net realized gain	564,859
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	266,098
Investments in affiliated issuers	(354)
Swap agreements	(45,289)
Net change in unrealized appreciation (depreciation)	220,455
Net realized and unrealized gain	785,314
Net increase in net assets resulting from operations	$784,299

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

134 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
MID-CAP 1.5x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,015)	$11,452
Net realized gain on investments	564,859	227,280
Net change in unrealized appreciation (depreciation) on investments	220,455	(24,326)
Net increase in net assets resulting from operations	784,299	214,406

Distributions to shareholders	—	(27,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	883,054	1,786,780
Distributions reinvested	—	27,931
Cost of shares redeemed	(1,160,544)	(2,345,772)
Net decrease from capital share transactions	(277,490)	(531,061)
Net increase (decrease) in net assets	506,809	(344,586)

NET ASSETS:
Beginning of period	3,599,249	3,943,835
End of period	$4,106,058	$3,599,249

CAPITAL SHARE ACTIVITY:
Shares sold	3,189	8,331
Shares issued from reinvestment of distributions	—	119
Shares redeemed	(4,346)	(10,517)
Net decrease in shares	(1,157)	(2,067)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 135

FINANCIAL HIGHLIGHTS
MID-CAP 1.5x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$246.69	$236.77	$206.67	$173.92	$242.90	$205.26
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.08)	0.73	0.90	1.04	(0.22)	(1.55)
Net gain (loss) on investments (realized and unrealized)	59.05	11.09	30.61	31.71	(56.21)	70.95
Total from investment operations	58.97	11.82	31.51	32.75	(56.43)	69.40
Less distributions from:
Net investment income	—	(1.13)	(1.41)	—	—	—
Net realized gains	—	(0.77)	—	—	(12.55)	(31.76)
Total distributions	—	(1.90)	(1.41)	—	(12.55)	(31.76)
Net asset value, end of period	$305.66	$246.69	$236.77	$206.67	$173.92	$242.90

Total Return(c)	23.90%	5.04%	15.26%	18.83%	(23.20)%	35.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,106	$3,599	$3,944	$4,348	$4,516	$6,038
Ratios to average net assets:
Net investment income (loss)	(0.06)%	0.32%	0.40%	0.56%	(0.11)%	(0.65)%
Total expenses(d)	1.82%	1.90%	1.86%	1.89%	1.83%	1.75%
Net expenses(e)	1.71%	1.79%	1.76%	1.81%	1.77%	1.69%
Portfolio turnover rate	11%	20%	34%	18%	154%	56%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

136 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INVERSE MID-CAP STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 4.5%
Guggenheim Ultra Short Income ETF(a)	86	$4,311
Total Exchange-Traded Funds
(Cost $4,194)		4,311

MUTUAL FUNDS - 25.9%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	2,464	24,785
Total Mutual Funds
(Cost $24,072)		24,785

MONEY MARKET FUNDS(b) - 1.9%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	1,845	1,845
Total Money Market Funds
(Cost $1,845)		1,845

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 22.6%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$10,870	10,870
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	10,869	10,869
Total Repurchase Agreements
(Cost $21,739)		21,739

U.S. TREASURY BILLS - 15.6%
U.S. Treasury Bills
3.52% due 07/02/26(f)	15,000	14,999
Total U.S. Treasury Bills
(Cost $14,999)		14,999

FEDERAL AGENCY DISCOUNT NOTES - 15.6%
Freddie Mac
3.65% due 07/29/26(f)	15,000	14,957
Total Federal Agency Discount Notes
(Cost $14,957)		14,957

Total Investments - 86.1%
(Cost $81,806)		$82,636
Other Assets & Liabilities, net - 13.9%		13,362
Total Net Assets - 100.0%		$95,998

(a)	Affiliated issuer.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.
(f)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.23% (SOFR + 0.55%)	At Maturity	09/28/26	8	$32,405	$(443)
Goldman Sachs International	S&P MidCap 400 Index	Receive	3.93% (Federal Funds Rate + 0.30%)	At Maturity	09/24/26	9	35,834	(517)
BNP Paribas	S&P MidCap 400 Index	Receive	3.78% (Federal Funds Rate + 0.15%)	At Maturity	09/22/26	8	29,934	(1,315)
							$98,173	$(2,275)

(a)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
INVERSE MID-CAP STRATEGY FUND

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$4,311	$—	$—	$4,311
Mutual Funds	24,785	—	—	24,785
Money Market Funds	1,845	—	—	1,845
Repurchase Agreements	—	21,739	—	21,739
U.S. Treasury Bills	—	14,999	—	14,999
Federal Agency Discount Notes	—	14,957	—	14,957
Total Assets	$30,941	$51,695	$—	$82,636

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$2,275	$—	$2,275

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$4,210	$(16)	$—	$117	$4,311	86	$—

138 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INVERSE MID-CAP STRATEGY FUND

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	$24,835	$—	$—	$—	$(50)	$24,785	2,464	$544
Guggenheim Strategy Fund II	20,388	—	(20,210)	380	(558)	—	—	438
	$45,223	$4,210	$(20,226)	$380	$(491)	$29,096		$982

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 139

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INVERSE MID-CAP STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $31,801)	$31,801
Investments in affiliated issuers, at value (cost $28,266)	29,096
Repurchase agreements, at value (cost $21,739)	21,739
Segregated cash due from broker	20,000
Prepaid expenses	439
Receivables:
Interest	99
Total assets	103,174

LIABILITIES:
Unrealized depreciation on OTC swap agreements	2,275
Payable for:
Fund shares redeemed	4,587
Fund accounting/administration fees	60
Investment advisory fees	57
Transfer agent fees	45
Servicing fees	19
Trustees’ fees and expenses*	5
Other liabilities	128
Total liabilities	7,176
NET ASSETS	$95,998

NET ASSETS CONSIST OF:
Paid-in capital	$2,182,262
Total distributable earnings (loss)	(2,086,264)
Net assets	$95,998
Capital shares outstanding	812
Net asset value per share	$118.21

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

140 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
INVERSE MID-CAP STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$982
Interest from securities of unaffiliated issuers	1,194
Total investment income	2,176

EXPENSES:
Investment advisory fees	572
Investor service fees	159
Transfer agent fees	121
Professional fees	98
Fund accounting/administration fees	84
Printing fees	75
Custodian fees	12
Trustees’ fees and expenses*	7
Miscellaneous	18
Total expenses	1,146
Less:
Expenses reimbursed by Adviser	(64)
Expenses waived by Adviser	(31)
Total waived/reimbursed expenses	(95)
Net expenses	1,051
Net investment income	1,125

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,393
Investments in affiliated issuers	380
Swap agreements	(15,321)
Net realized loss	(13,548)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1
Investments in affiliated issuers	(491)
Swap agreements	1,738
Net change in unrealized appreciation (depreciation)	1,248
Net realized and unrealized loss	(12,300)
Net decrease in net assets resulting from operations	$(11,175)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 141

STATEMENTS OF CHANGES IN NET ASSETS
INVERSE MID-CAP STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,125	$3,152
Net realized loss on investments	(13,548)	(19,043)
Net change in unrealized appreciation (depreciation) on investments	1,248	(4,686)
Net decrease in net assets resulting from operations	(11,175)	(20,577)

Distributions to shareholders	—	(4,727)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	523,638	609,183
Distributions reinvested	—	4,727
Cost of shares redeemed	(531,823)	(589,282)
Net increase (decrease) from capital share transactions	(8,185)	24,628
Net decrease in net assets	(19,360)	(676)

NET ASSETS:
Beginning of period	115,358	116,034
End of period	$95,998	$115,358

CAPITAL SHARE ACTIVITY:
Shares sold	4,033	3,997 *
Shares issued from reinvestment of distributions	—	33 *
Shares redeemed	(4,063)	(3,963)*
Net increase (decrease) in shares	(30)	67 *

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025.

142 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INVERSE MID-CAP STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$137.00	$149.65	$169.24	$187.00	$171.52	$223.44
Income (loss) from investment operations:
Net investment income (loss)(c)	1.13	2.42	5.55	5.80	0.40	(2.20)
Net gain (loss) on investments (realized and unrealized)	(19.92)	(9.84)	(16.19)	(22.66)	15.08 (d)	(49.72)
Total from investment operations	(18.79)	(7.42)	(10.64)	(16.86)	15.48	(51.92)
Less distributions from:
Net investment income	—	(5.23)	(8.95)	(0.90)	—	—
Total distributions	—	(5.23)	(8.95)	(0.90)	—	—
Net asset value, end of period	$118.21	$137.00	$149.65	$169.24	$187.00	$171.52

Total Return(e)	(13.72)%	(5.11)%	(6.36)%	(9.04)%	9.01%	(23.21)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96	$115	$116	$129	$240	$89
Ratios to average net assets:
Net investment income (loss)	1.77%	2.41%	3.50%	3.20%	0.21%	(1.18)%
Total expenses(f)	1.80%	1.94%	1.82%	1.85%	1.78%	1.74%
Net expenses(g)	1.65%	1.80%	1.68%	1.75%	1.71%	1.67%
Portfolio turnover rate	—	—	—	—	9%	29%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
NASDAQ-100® FUND

	SHARES	VALUE
COMMON STOCKS - 87.0%

TECHNOLOGY - 49.9%
NVIDIA Corp.	48,318	$9,667,949
Apple, Inc.	29,324	8,485,193
Micron Technology, Inc.	6,216	7,175,067
Microsoft Corp.	14,831	5,532,260
Advanced Micro Devices, Inc.*	8,987	5,220,638
Intel Corp.*	27,702	3,868,030
Broadcom, Inc.	9,466	3,575,781
Applied Materials, Inc.	4,376	3,163,848
Lam Research Corp.	6,893	2,986,944
KLA Corp.	7,200	2,172,312
Sandisk Corp.*	816	1,855,364
Texas Instruments, Inc.	5,016	1,495,119
Palantir Technologies, Inc. — Class A*	12,656	1,476,575
Marvell Technology, Inc.	4,822	1,436,426
Western Digital Corp.	1,900	1,213,568
Seagate Technology Holdings plc	1,236	1,192,740
QUALCOMM, Inc.	5,809	1,073,445
Crowdstrike Holdings, Inc. — Class A*	1,404	1,071,449
Analog Devices, Inc.	2,685	1,066,401
ASML Holding N.V.	505	1,004,667
ARM Holdings plc ADR*	2,337	828,630
Fortinet, Inc.*	4,038	620,318
Cadence Design Systems, Inc.*	1,521	570,862
Datadog, Inc. — Class A*	1,823	474,636
Synopsys, Inc.*	1,055	470,604
Adobe, Inc.*	2,228	456,784
Astera Labs, Inc.*	945	456,454
Teradyne, Inc.	863	417,554
Intuit, Inc.	1,508	393,588
NXP Semiconductors N.V.	1,392	391,194
Monolithic Power Systems, Inc.	271	374,620
Lumentum Holdings, Inc.*	429	368,108
Nebius Group N.V. — Class A*	1,215	335,546
Electronic Arts, Inc.	1,382	283,365
Microchip Technology, Inc.	2,988	272,506
Take-Two Interactive Software, Inc.*	1,024	255,979
CoreWeave, Inc. — Class A*	2,467	245,565
Autodesk, Inc.*	1,164	226,305
Paychex, Inc.	1,975	194,202
Roper Technologies, Inc.	557	188,483
Strategy, Inc. — Class A*	1,823	158,473
Workday, Inc. — Class A*	1,108	135,641
Total Technology		72,853,193

COMMUNICATIONS - 19.2%
Amazon.com, Inc.*	21,477	5,118,828
Alphabet, Inc. — Class A	11,628	4,155,498
Alphabet, Inc. — Class C	10,893	3,848,824
Meta Platforms, Inc. — Class A	5,913	3,330,734
Cisco Systems, Inc.	21,725	2,551,818
Netflix, Inc.*	23,210	1,657,194
Palo Alto Networks, Inc.*	4,499	1,534,249
T-Mobile US, Inc.	5,965	1,000,509
AppLovin Corp. — Class A*	1,685	868,163
Shopify, Inc. — Class A*	6,722	767,518
Booking Holdings, Inc.	4,271	761,263
Comcast Corp. — Class A	19,638	482,113
MercadoLibre, Inc.*	280	475,269
DoorDash, Inc. — Class A*	2,267	418,330
Warner Bros Discovery, Inc.*	13,819	368,415
Airbnb, Inc. — Class A*	2,304	329,702
PDD Holdings, Inc. ADR*	3,682	280,863
Thomson Reuters Corp.	2,101	171,589
Total Communications		28,120,879

CONSUMER, CYCLICAL - 8.4%
Tesla, Inc.*	9,974	4,195,064
Walmart, Inc.	26,888	3,045,335
Costco Wholesale Corp.	2,445	2,287,224
Starbucks Corp.	6,282	641,958
Marriott International, Inc. — Class A	1,453	538,467
O'Reilly Automotive, Inc.*	4,568	420,667
Ross Stores, Inc.	1,776	378,022
PACCAR, Inc.	2,902	348,588
Fastenal Co.	6,328	303,934
Copart, Inc.*	5,103	143,853
Total Consumer, Cyclical		12,303,112

CONSUMER, NON-CYCLICAL - 5.6%
Amgen, Inc.	2,975	1,077,307
PepsiCo, Inc.	7,533	1,019,968
Gilead Sciences, Inc.	6,843	864,545
Intuitive Surgical, Inc.*	1,952	776,271
Vertex Pharmaceuticals, Inc.*	1,399	694,925
Monster Beverage Corp.*	5,391	518,183
Automatic Data Processing, Inc.	2,203	493,362
Mondelez International, Inc. — Class A	7,075	409,218
Cintas Corp.	2,205	375,026
Regeneron Pharmaceuticals, Inc.	568	354,171
Coca-Cola Europacific Partners plc	2,458	245,972
Keurig Dr Pepper, Inc.	7,499	245,442
IDEXX Laboratories, Inc.*	435	229,002
Alnylam Pharmaceuticals, Inc.*	736	221,558
PayPal Holdings, Inc.	4,862	209,941
GE HealthCare Technologies, Inc.	2,507	160,473
Kraft Heinz Co.	6,536	154,380
Dexcom, Inc.*	2,127	143,254
Total Consumer, Non-cyclical		8,192,998

INDUSTRIAL - 1.6%
CSX Corp.	10,242	486,802
Honeywell International, Inc.	1,746	390,929
Honeywell Aerospace, Inc.*	1,746	386,006
Rocket Lab Corp.*	3,190	324,263
Ferrovial N.V.	3,965	272,039
Axon Enterprise, Inc.*	444	248,911

144 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NASDAQ-100® FUND

	SHARES	VALUE
COMMON STOCKS - 87.0% (continued)

INDUSTRIAL - 1.6% (continued)
Old Dominion Freight Line, Inc.	1,146	$248,224
Total Industrial		2,357,174

UTILITIES - 1.0%
Constellation Energy Corp.	1,991	494,505
American Electric Power Company, Inc.	3,000	410,430
Xcel Energy, Inc.	3,441	276,312
Exelon Corp.	5,640	262,937
Total Utilities		1,444,184

BASIC MATERIALS - 0.9%
Linde plc	2,549	1,322,778

ENERGY - 0.4%
Baker Hughes Co. — Class A	5,468	303,474
Diamondback Energy, Inc.	1,551	272,635
Total Energy		576,109
Total Common Stocks
(Cost $53,682,193)		127,170,427

EXCHANGE-TRADED FUNDS - 5.0%
Guggenheim Ultra Short Income ETF(a)	146,005	7,318,457
Total Exchange-Traded Funds
(Cost $7,283,502)		7,318,457

MUTUAL FUNDS - 6.3%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	909,569	9,150,260
Total Mutual Funds
(Cost $9,014,840)		9,150,260

MONEY MARKET FUNDS(b) - 0.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	227,676	227,676
Total Money Market Funds
(Cost $227,676)		227,676

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 1.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$1,333,646	1,333,646
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	1,333,582	1,333,582
Total Repurchase Agreements
(Cost $2,667,228)		2,667,228

Total Investments - 100.3%
(Cost $72,875,439)		$146,534,048
Other Assets & Liabilities, net - (0.3)%		(454,654)
Total Net Assets - 100.0%		$146,079,394

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2026	$3,052,100	$55,738

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NASDAQ-100® FUND

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas	NASDAQ-100 Index	Pay	4.53% (Federal Funds Rate + 0.90%)	At Maturity	09/22/26	162	$4,892,700	$384,888
Barclays Bank plc	NASDAQ-100 Index	Pay	4.68% (SOFR + 1.00%)	At Maturity	09/28/26	95	2,864,052	24,420
Goldman Sachs International	NASDAQ-100 Index	Pay	4.58% (Federal Funds Rate + 0.95%)	At Maturity	09/24/26	272	8,248,810	(29,492)
							$16,005,562	$379,816

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$127,170,427	$—	$—	$127,170,427
Exchange-Traded Funds	7,318,457	—	—	7,318,457
Mutual Funds	9,150,260	—	—	9,150,260
Money Market Funds	227,676	—	—	227,676
Repurchase Agreements	—	2,667,228	—	2,667,228
Equity Futures Contracts(a)	55,738	—	—	55,738
Equity Index Swap Agreements(a)	—	409,308	—	409,308
Total Assets	$143,922,558	$3,076,536	$—	$146,999,094

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$29,492	$—	$29,492

(a)	Reported as unrealized appreciation/(depreciation) at period end.

146 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$7,283,540	$(38)	$—	$34,955	$7,318,457	146,005	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	9,168,451	—	—	—	(18,191)	9,150,260	909,569	200,823
Guggenheim Strategy Fund II	8,626,343	—	(8,591,037)	—	(35,306)	—	—	193,266
	$17,794,794	$7,283,540	$(8,591,075)	$—	$(18,542)	$16,468,717		$394,089

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 147

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $53,909,869)	$127,398,103
Investments in affiliated issuers, at value (cost $16,298,342)	16,468,717
Repurchase agreements, at value (cost $2,667,228)	2,667,228
Segregated cash due from broker	2,183,500
Unrealized appreciation on OTC swap agreements	409,308
Receivables:
Fund shares sold	785,549
Variation margin on futures contracts	46,825
Interest	34,768
Dividends	15,670
Foreign tax reclaims	231
Total assets	150,009,899

LIABILITIES:
Unrealized depreciation on OTC swap agreements	29,492
Segregated cash due to broker	270,000
Payable for:
Fund shares redeemed	3,065,116
Transfer agent fees	88,548
Investment advisory fees	82,357
Fund accounting/administration fees	56,083
Servicing fees	30,353
Trustees’ fees and expenses*	8,926
Other liabilities	299,630
Total liabilities	3,930,505
NET ASSETS	$146,079,394

NET ASSETS CONSIST OF:
Paid-in capital	$57,432,012
Total distributable earnings (loss)	88,647,382
Net assets	$146,079,394
Capital shares outstanding	1,265,943
Net asset value per share	$115.39

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

148 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,660)	$335,784
Dividends from securities of affiliated issuers	394,089
Interest from securities of unaffiliated issuers	165,578
Total investment income	895,451

EXPENSES:
Investment advisory fees	473,263
Investor service fees	157,754
Transfer agent fees	119,350
Professional fees	97,920
Fund accounting/administration fees	84,473
Printing fees	74,211
Interest expense	31,134
Custodian fees	11,123
Trustees’ fees and expenses*	6,730
Miscellaneous	37,920
Total expenses	1,093,878
Less:
Expenses reimbursed by Adviser	(31,551)
Expenses waived by Adviser	(12,107)
Total waived/reimbursed expenses	(43,658)
Net expenses	1,050,220
Net investment loss	(154,769)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,096,090
Swap agreements	5,525,427
Futures contracts	909,716
Net realized gain	11,531,233
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13,417,517
Investments in affiliated issuers	(18,542)
Swap agreements	127,497
Futures contracts	9,751
Net change in unrealized appreciation (depreciation)	13,536,223
Net realized and unrealized gain	25,067,456
Net increase in net assets resulting from operations	$24,912,687

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 149

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(154,769)	$(192,163)
Net realized gain on investments	11,531,233	21,294,146
Net change in unrealized appreciation (depreciation) on investments	13,536,223	2,796,303
Net increase in net assets resulting from operations	24,912,687	23,898,286

Distributions to shareholders	—	(7,072,461)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	194,155,762	329,123,337
Distributions reinvested	—	7,072,461
Cost of shares redeemed	(194,006,571)	(356,855,218)
Net increase (decrease) from capital share transactions	149,191	(20,659,420)
Net increase (decrease) in net assets	25,061,878	(3,833,595)

NET ASSETS:
Beginning of period	121,017,516	124,851,111
End of period	$146,079,394	$121,017,516

CAPITAL SHARE ACTIVITY:
Shares sold	1,993,476	3,781,259
Shares issued from reinvestment of distributions	—	79,600
Shares redeemed	(1,978,636)	(4,060,381)
Net increase (decrease) in shares	14,840	(199,522)

150 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$96.73	$86.07	$70.91	$46.28	$72.89	$62.81
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.12)	(0.14)	0.02	0.16	(0.17)	(0.56)
Net gain (loss) on investments (realized and unrealized)	18.78	16.05	16.84	24.47	(24.48)	16.09
Total from investment operations	18.66	15.91	16.86	24.63	(24.65)	15.53
Less distributions from:
Net investment income	—	(0.03)	(0.17)	—	—	—
Net realized gains	—	(5.22)	(1.53)	—	(1.96)	(5.45)
Total distributions	—	(5.25)	(1.70)	—	(1.96)	(5.45)
Net asset value, end of period	$115.39	$96.73	$86.07	$70.91	$46.28	$72.89

Total Return(c)	19.29%	19.04%	23.91%	53.22%	(34.14)%	25.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$146,079	$121,018	$124,851	$117,663	$64,960	$139,405
Ratios to average net assets:
Net investment income (loss)	(0.25)%	(0.16)%	0.03%	0.27%	(0.30)%	(0.83)%
Total expenses(d)	1.73%	1.79%	1.73%	1.78%	1.71%	1.63%
Net expenses(e)	1.66%	1.72%	1.67%	1.73%	1.68%	1.61%
Portfolio turnover rate	87%	152%	107%	151%	168%	57%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
NASDAQ-100® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 88.5%

TECHNOLOGY - 50.7%
NVIDIA Corp.	52,010	$10,406,681
Apple, Inc.	31,566	9,133,938
Micron Technology, Inc.	6,691	7,723,354
Microsoft Corp.	15,965	5,955,264
Advanced Micro Devices, Inc.*	9,675	5,620,304
Intel Corp.*	29,820	4,163,767
Broadcom, Inc.	10,190	3,849,272
Applied Materials, Inc.	4,711	3,406,053
Lam Research Corp.	7,421	3,215,742
KLA Corp.	7,750	2,338,252
Sandisk Corp.*	879	1,998,609
Texas Instruments, Inc.	5,400	1,609,578
Palantir Technologies, Inc. — Class A*	13,623	1,589,395
Marvell Technology, Inc.	5,190	1,546,049
Western Digital Corp.	2,046	1,306,821
Seagate Technology Holdings plc	1,331	1,284,415
QUALCOMM, Inc.	6,254	1,155,677
Crowdstrike Holdings, Inc. — Class A*	1,511	1,153,105
Analog Devices, Inc.	2,890	1,147,821
ASML Holding N.V.	544	1,082,255
ARM Holdings plc ADR*	2,516	892,098
Fortinet, Inc.*	4,347	667,786
Cadence Design Systems, Inc.*	1,636	614,024
Datadog, Inc. — Class A*	1,964	511,347
Synopsys, Inc.*	1,136	506,735
Adobe, Inc.*	2,398	491,638
Astera Labs, Inc.*	1,017	491,231
Teradyne, Inc.	929	449,487
Intuit, Inc.	1,623	423,603
NXP Semiconductors N.V.	1,498	420,983
Monolithic Power Systems, Inc.	291	402,267
Lumentum Holdings, Inc.*	462	396,424
Nebius Group N.V. — Class A*	1,308	361,230
Electronic Arts, Inc.	1,488	305,100
Microchip Technology, Inc.	3,216	293,299
Take-Two Interactive Software, Inc.*	1,102	275,478
CoreWeave, Inc. — Class A*	2,656	264,378
Autodesk, Inc.*	1,252	243,414
Paychex, Inc.	2,126	209,050
Roper Technologies, Inc.	599	202,696
Strategy, Inc. — Class A*	1,963	170,644
Workday, Inc. — Class A*	1,193	146,047
Total Technology		78,425,311

COMMUNICATIONS - 19.6%
Amazon.com, Inc.*	23,119	5,510,182
Alphabet, Inc. — Class A	12,517	4,473,200
Alphabet, Inc. — Class C	11,726	4,143,148
Meta Platforms, Inc. — Class A	6,364	3,584,778
Cisco Systems, Inc.	23,386	2,746,920
Netflix, Inc.*	24,984	1,783,858
Palo Alto Networks, Inc.*	4,842	1,651,219
T-Mobile US, Inc.	6,421	1,076,994
AppLovin Corp. — Class A*	1,814	934,627
Shopify, Inc. — Class A*	7,236	826,206
Booking Holdings, Inc.	4,598	819,548
Comcast Corp. — Class A	21,139	518,962
MercadoLibre, Inc.*	301	510,914
DoorDash, Inc. — Class A*	2,441	450,438
Warner Bros Discovery, Inc.*	14,876	396,594
Airbnb, Inc. — Class A*	2,480	354,888
PDD Holdings, Inc. ADR*	3,963	302,298
Thomson Reuters Corp.	2,261	184,656
Total Communications		30,269,430

CONSUMER, CYCLICAL - 8.6%
Tesla, Inc.*	10,736	4,515,562
Walmart, Inc.	28,943	3,278,084
Costco Wholesale Corp.	2,632	2,462,157
Starbucks Corp.	6,762	691,009
Marriott International, Inc. — Class A	1,565	579,973
O'Reilly Automotive, Inc.*	4,918	452,899
Ross Stores, Inc.	1,911	406,756
PACCAR, Inc.	3,123	375,135
Fastenal Co.	6,812	327,180
Copart, Inc.*	5,493	154,848
Total Consumer, Cyclical		13,243,603

CONSUMER, NON-CYCLICAL - 5.7%
Amgen, Inc.	3,203	1,159,870
PepsiCo, Inc.	8,110	1,098,094
Gilead Sciences, Inc.	7,367	930,747
Intuitive Surgical, Inc.*	2,101	835,526
Vertex Pharmaceuticals, Inc.*	1,506	748,075
Monster Beverage Corp.*	5,803	557,784
Automatic Data Processing, Inc.	2,372	531,209
Mondelez International, Inc. — Class A	7,616	440,510
Cintas Corp.	2,374	403,770
Regeneron Pharmaceuticals, Inc.	612	381,607
Coca-Cola Europacific Partners plc	2,646	264,785
Keurig Dr Pepper, Inc.	8,073	264,229
IDEXX Laboratories, Inc.*	468	246,374
Alnylam Pharmaceuticals, Inc.*	792	238,416
PayPal Holdings, Inc.	5,234	226,004
GE HealthCare Technologies, Inc.	2,699	172,763
Kraft Heinz Co.	7,036	166,190
Dexcom, Inc.*	2,290	154,232
Total Consumer, Non-cyclical		8,820,185

INDUSTRIAL - 1.6%
CSX Corp.	11,025	524,018
Honeywell International, Inc.	1,880	420,932
Honeywell Aerospace, Inc.*	1,880	415,630
Rocket Lab Corp.*	3,434	349,066
Ferrovial N.V.	4,269	292,896
Axon Enterprise, Inc.*	478	267,972

152 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NASDAQ-100® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 88.5% (continued)

INDUSTRIAL - 1.6% (continued)
Old Dominion Freight Line, Inc.	1,234	$267,285
Total Industrial		2,537,799

UTILITIES - 1.0%
Constellation Energy Corp.	2,144	532,505
American Electric Power Company, Inc.	3,228	441,623
Xcel Energy, Inc.	3,704	297,431
Exelon Corp.	6,071	283,030
Total Utilities		1,554,589

BASIC MATERIALS - 0.9%
Linde plc	2,743	1,423,452

ENERGY - 0.4%
Baker Hughes Co. — Class A	5,886	326,673
Diamondback Energy, Inc.	1,669	293,377
Total Energy		620,050
Total Common Stocks
(Cost $89,789,174)		136,894,419

MONEY MARKET FUNDS(a) - 2.6%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(b),(c)	4,008,642	4,008,642
Total Money Market Funds
(Cost $4,008,642)		4,008,642

	FACE AMOUNT
U.S. TREASURY BILLS - 1.9%
U.S. Treasury Bills
3.63% due 08/20/26(c),(d)	$3,000,000	2,984,979
Total U.S. Treasury Bills
(Cost $2,984,979)		2,984,979

REPURCHASE AGREEMENTS(e) - 1.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	1,311,963	1,311,963
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	1,311,900	1,311,900
Total Repurchase Agreements
(Cost $2,623,863)		2,623,863

Total Investments - 94.7%
(Cost $99,406,658)		$146,511,903
Other Assets & Liabilities, net - 5.3%		8,198,075
Total Net Assets - 100.0%		$154,709,978

*	Non-income producing security.
(a)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)	Rate indicated is the 7-day yield as of June 30, 2026.
(c)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)	Rate indicated is the effective yield at the time of purchase.
(e)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts	37	Sep 2026	$22,585,540	$410,180

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
NASDAQ-100® 2x STRATEGY FUND

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas	NASDAQ-100 Index	Pay	4.53% (Federal Funds Rate + 0.90%)	At Maturity	09/22/26	2,793	$84,576,217	$4,304,399
Barclays Bank plc	NASDAQ-100 Index	Pay	4.68% (SOFR + 1.00%)	At Maturity	09/28/26	1,211	36,649,601	312,484
Goldman Sachs International	NASDAQ-100 Index	Pay	4.58% (Federal Funds Rate + 0.95%)	At Maturity	09/24/26	962	29,135,262	(183,813)
							$150,361,080	$4,433,070

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$136,894,419	$—	$—	$136,894,419
Money Market Funds	4,008,642	—	—	4,008,642
U.S. Treasury Bills	—	2,984,979	—	2,984,979
Repurchase Agreements	—	2,623,863	—	2,623,863
Equity Futures Contracts(a)	410,180	—	—	410,180
Equity Index Swap Agreements(a)	—	4,616,883	—	4,616,883
Total Assets	$141,313,241	$10,225,725	$—	$151,538,966

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$183,813	$—	$183,813

(a)	Reported as unrealized appreciation/(depreciation) at period end.

154 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $96,782,795)	$143,888,040
Repurchase agreements, at value (cost $2,623,863)	2,623,863
Segregated cash due from broker	6,380,900
Unrealized appreciation on OTC swap agreements	4,616,883
Receivables:
Fund shares sold	3,175,309
Variation margin on futures contracts	346,505
Dividends	16,873
Interest	11,559
Foreign tax reclaims	252
Securities lending income	3
Total assets	161,060,187

LIABILITIES:
Unrealized depreciation on OTC swap agreements	183,813
Segregated cash due to broker	2,920,000
Payable for:
Fund shares redeemed	2,602,804
Investment advisory fees	104,449
Transfer agent fees	90,826
Fund accounting/administration fees	59,716
Servicing fees	32,640
Trustees’ fees and expenses*	9,682
Other liabilities	346,279
Total liabilities	6,350,209
NET ASSETS	$154,709,978

NET ASSETS CONSIST OF:
Paid-in capital	$91,556,015
Total distributable earnings (loss)	63,153,963
Net assets	$154,709,978
Capital shares outstanding	505,035
Net asset value per share	$306.34

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 155

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® 2x STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,999)	$430,426
Interest	331,407
Income from securities lending, net	6
Total investment income	761,839

EXPENSES:
Investment advisory fees	629,444
Investor service fees	174,845
Transfer agent fees	131,916
Professional fees	108,725
Fund accounting/administration fees	94,226
Interest expense	90,623
Printing fees	82,399
Custodian fees	12,592
Trustees’ fees and expenses*	7,473
Miscellaneous	42,076
Total expenses	1,374,319
Less:
Expenses reimbursed by Adviser	(69,938)
Net expenses	1,304,381
Net investment loss	(542,542)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,765,480
Swap agreements	11,341,652
Futures contracts	2,967,252
Net realized gain	26,074,384
Net change in unrealized appreciation (depreciation) on:
Investments	2,530,688
Swap agreements	3,818,053
Futures contracts	526,299
Net change in unrealized appreciation (depreciation)	6,875,040
Net realized and unrealized gain	32,949,424
Net increase in net assets resulting from operations	$32,406,882

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

156 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(542,542)	$(796,223)
Net realized gain on investments	26,074,384	25,774,737
Net change in unrealized appreciation (depreciation) on investments	6,875,040	12,907,933
Net increase in net assets resulting from operations	32,406,882	37,886,447

Distributions to shareholders	—	(10,280,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	394,768,253	837,079,818
Distributions reinvested	—	10,280,229
Cost of shares redeemed	(421,650,788)	(862,507,137)
Net decrease from capital share transactions	(26,882,535)	(15,147,090)
Net increase in net assets	5,524,347	12,459,128

NET ASSETS:
Beginning of period	149,185,631	136,726,503
End of period	$154,709,978	$149,185,631

CAPITAL SHARE ACTIVITY:
Shares sold	1,646,462	4,581,341
Shares issued from reinvestment of distributions	—	53,018
Shares redeemed	(1,808,445)	(4,703,225)
Net decrease in shares	(161,983)	(68,866)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 157

FINANCIAL HIGHLIGHTS
NASDAQ-100® 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$223.66	$185.80	$130.94	$60.60	$191.98	$141.54
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.93)	(1.16)	(0.32)	(0.24)	(0.49)	(1.74)
Net gain (loss) on investments (realized and unrealized)	83.61	53.29	55.18	70.58	(111.42)	73.37
Total from investment operations	82.68	52.13	54.86	70.34	(111.91)	71.63
Less distributions from:
Net realized gains	—	(14.27)	—	—	(19.47)	(21.19)
Total distributions	—	(14.27)	—	—	(19.47)	(21.19)
Net asset value, end of period	$306.34	$223.66	$185.80	$130.94	$60.60	$191.98

Total Return(c)	36.97%	29.24%	41.90%	116.07%	(61.04)%	53.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,710	$149,186	$136,727	$119,667	$32,228	$151,069
Ratios to average net assets:
Net investment income (loss)	(0.78)%	(0.60)%	(0.20)%	(0.25)%	(0.47)%	(1.05)%
Total expenses(d)	1.97%	2.00%	1.97%	2.08%	1.86%	1.78%
Net expenses(e)	1.87%	1.90%	1.87%	2.01%	1.79%	1.74%
Portfolio turnover rate	173%	497%	623%	564%	860%	392%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

158 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INVERSE NASDAQ-100® STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 3.9%
Guggenheim Ultra Short Income ETF(a)	697	$34,937
Total Exchange-Traded Funds
(Cost $34,694)		34,937

MUTUAL FUNDS - 13.2%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	11,820	118,911
Total Mutual Funds
(Cost $116,911)		118,911

MONEY MARKET FUNDS(b) - 3.1%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	27,723	27,723

Total Money Market Funds
(Cost $27,723)		27,723

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 47.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$215,376	215,376
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	215,365	215,365

Total Repurchase Agreements
(Cost $430,741)		430,741

U.S. TREASURY BILLS - 16.6%
U.S. Treasury Bills
3.52% due 07/02/26(f)	150,000	149,985

Total U.S. Treasury Bills
(Cost $149,985)		149,985

FEDERAL AGENCY DISCOUNT NOTES -11.1%
Federal Home Loan Bank
3.60% due 07/10/26(f)	100,000	99,910

Total Federal Agency Discount Notes
(Cost $99,910)		99,910

Total Investments - 95.6%
(Cost $859,964)		$862,207
Other Assets & Liabilities, net - 4.4%		40,040
Total Net Assets - 100.0%		$902,247

(a)	Affiliated issuer.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.
(f)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 159

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
INVERSE NASDAQ-100® STRATEGY FUND

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs International	NASDAQ-100 Index	Receive	4.28% (Federal Funds Rate + 0.65%)	At Maturity	09/24/26	11	$339,418	$3,931
Barclays Bank plc	NASDAQ-100 Index	Receive	4.33% (SOFR + 0.65%)	At Maturity	09/28/26	4	113,484	(983)
BNP Paribas	NASDAQ-100 Index	Receive	4.13% (Federal Funds Rate + 0.50%)	At Maturity	09/22/26	14	434,640	(31,171)
							$887,542	$(28,223)

(a)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$34,937	$—	$—	$34,937
Mutual Funds	118,911	—	—	118,911
Money Market Funds	27,723	—	—	27,723
Repurchase Agreements	—	430,741	—	430,741
U.S. Treasury Bills	—	149,985	—	149,985
Federal Agency Discount Notes	—	99,910	—	99,910
Equity Index Swap Agreements(a)	—	3,931	—	3,931
Total Assets	$181,571	$684,567	$—	$866,138

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$32,154	$—	$32,154

(a)	Reported as unrealized appreciation/(depreciation) at period end.

160 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$34,714	$(20)	$—	$243	$34,937	697	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	119,148	—	—	—	(237)	118,911	11,820	2,610
Guggenheim Strategy Fund II	118,274	—	(117,768)	—	(506)	—	—	2,557
	$237,422	$34,714	$(117,788)	$—	$(500)	$153,848		$5,167

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 161

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INVERSE NASDAQ-100® STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $277,618)	$277,618
Investments in affiliated issuers, at value (cost $151,605)	153,848
Repurchase agreements, at value (cost $430,741)	430,741
Segregated cash due from broker	76,000
Unrealized appreciation on OTC swap agreements	3,931
Receivables:
Fund shares sold	813
Interest	528
Total assets	943,479

LIABILITIES:
Unrealized depreciation on OTC swap agreements	32,154
Payable for:
Fund shares redeemed	4,590
Transfer agent fees	902
Fund accounting/administration fees	530
Investment advisory fees	511
Servicing fees	168
Trustees’ fees and expenses*	81
Other liabilities	2,296
Total liabilities	41,232
NET ASSETS	$902,247

NET ASSETS CONSIST OF:
Paid-in capital	$11,802,982
Total distributable earnings (loss)	(10,900,735)
Net assets	$902,247
Capital shares outstanding	10,487
Net asset value per share	$86.03

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

162 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
INVERSE NASDAQ-100® STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$5,167
Interest from securities of unaffiliated issuers	14,159
Total investment income	19,326

EXPENSES:
Investment advisory fees	4,652
Investor service fees	1,292
Transfer agent fees	987
Professional fees	797
Fund accounting/administration fees	679
Printing fees	604
Custodian fees	93
Trustees’ fees and expenses*	55
Miscellaneous	310
Total expenses	9,469
Less:
Expenses reimbursed by Adviser	(517)
Expenses waived by Adviser	(151)
Total waived/reimbursed expenses	(668)
Net expenses	8,801
Net investment income	10,525
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	13,889
Swap agreements	(436,234)
Net realized loss	(422,345)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(500)
Swap agreements	(21,564)
Net change in unrealized appreciation (depreciation)	(22,064)
Net realized and unrealized loss	(444,409)
Net decrease in net assets resulting from operations	$(433,884)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 163

STATEMENTS OF CHANGES IN NET ASSETS
INVERSE NASDAQ-100® STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,525	$40,851
Net realized loss on investments	(422,345)	(756,531)
Net change in unrealized appreciation (depreciation) on investments	(22,064)	(24,636)
Net decrease in net assets resulting from operations	(433,884)	(740,316)

Distributions to shareholders	—	(37,615)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,633,401	28,802,527
Distributions reinvested	—	37,615
Cost of shares redeemed	(6,789,586)	(28,619,570)
Net increase from capital share transactions	843,815	220,572
Net increase (decrease) in net assets	409,931	(557,359)

NET ASSETS:
Beginning of period	492,316	1,049,675
End of period	$902,247	$492,316

CAPITAL SHARE ACTIVITY:
Shares sold	72,713	227,641 *
Shares issued from reinvestment of distributions	—	337 *
Shares redeemed	(66,956)	(231,396)*
Net increase (decrease) in shares	5,757	(3,418)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 18, 2025.

164 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INVERSE NASDAQ-100® STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$104.08	$128.82	$171.96	$254.18	$188.58	$252.98
Income (loss) from investment operations:
Net investment income (loss)(c)	1.02	3.32	5.20	6.90	0.30	(2.70)
Net gain (loss) on investments (realized and unrealized)	(19.07)	(23.92)	(31.44)	(87.72)	65.30	(61.70)
Total from investment operations	(18.05)	(20.60)	(26.24)	(80.82)	65.60	(64.40)
Less distributions from:
Net investment income	—	(4.14)	(16.90)	(1.40)	—	—
Total distributions	—	(4.14)	(16.90)	(1.40)	—	—
Net asset value, end of period	$86.03	$104.08	$128.82	$171.96	$254.18	$188.58

Total Return(d)	(17.34)%	(16.18)%	(15.79)%	(31.85)%	34.78%	(25.45)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$902	$492	$1,050	$1,019	$8,699	$1,653
Ratios to average net assets:
Net investment income (loss)	2.04%	2.74%	3.52%	3.25%	0.12%	(1.23)%
Total expenses(e)	1.83%	1.92%	1.86%	1.90%	1.94%	1.78%
Net expenses(f)	1.70%	1.79%	1.72%	1.81%	1.88%	1.71%
Portfolio turnover rate	—	—	—	—	63%	430%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0%

CONSUMER, NON-CYCLICAL - 4.0%
Cytokinetics, Inc.*	38	$3,237
BrightSpring Health Services, Inc.*	46	3,208
Krystal Biotech, Inc.*	7	2,602
Alkermes plc*	48	2,515
Praxis Precision Medicines, Inc.*	7	2,344
TG Therapeutics, Inc.*,(a)	41	2,253
Glaukos Corp.*	16	2,236
HealthEquity, Inc.*	24	2,168
Vaxcyte, Inc.*	37	2,151
Lantheus Holdings, Inc.*	19	2,108
Protagonist Therapeutics, Inc.*	17	2,084
Kymera Therapeutics, Inc.*	18	2,064
PTC Therapeutics, Inc.*	24	1,958
Oscar Health, Inc. — Class A*	68	1,939
Ligand Pharmaceuticals, Inc. — Class B*	6	1,897
Spyre Therapeutics, Inc.*	21	1,864
Nuvalent, Inc. — Class A*	15	1,852
Twist Bioscience Corp.*	18	1,852
Cogent Biosciences, Inc.*	47	1,819
Rhythm Pharmaceuticals, Inc.*	16	1,776
Scholar Rock Holding Corp.*	32	1,760
Definium Therapeutics, Inc.*	37	1,740
Apogee Therapeutics, Inc.*	13	1,725
Xenon Pharmaceuticals, Inc.*	28	1,690
Liquidia Corp.*	20	1,595
Mirum Pharmaceuticals, Inc.*	13	1,522
CG oncology, Inc.*	21	1,492
Legence Corp. — Class A*	17	1,449
Herc Holdings, Inc.	10	1,433
Travere Therapeutics, Inc.*	25	1,420
CRISPR Therapeutics AG*	26	1,418
Indivior Pharmaceuticals, Inc.*	34	1,395
Alignment Healthcare, Inc.*	58	1,381
Veracyte, Inc.*	23	1,351
Oruka Therapeutics, Inc.*	14	1,332
LivaNova plc*	16	1,316
10X Genomics, Inc. — Class A*	34	1,304
Laureate Education, Inc.*	35	1,271
Dianthus Therapeutics, Inc.*,(a)	13	1,267
Tango Therapeutics, Inc.*,(a)	40	1,250
Covista, Inc.*	10	1,247
RadNet, Inc.*	20	1,233
Remitly Global, Inc.*	54	1,210
Merit Medical Systems, Inc.*	17	1,179
Celcuity, Inc.*	11	1,151
Graham Holdings Co. — Class B	1	1,141
Brink's Co.	12	1,134
Brookdale Senior Living, Inc.*	68	1,094
Crinetics Pharmaceuticals, Inc.*	29	1,085
Denali Therapeutics, Inc.*	42	1,080
IRhythm Holdings, Inc.*	9	1,071
GEO Group, Inc.*	36	1,064
Chefs' Warehouse, Inc.*	11	1,057
Erasca, Inc.*	57	1,044
Catalyst Pharmaceuticals, Inc.*	33	1,037
Stride, Inc.*	12	1,035
ICU Medical, Inc.*	7	1,026
Concentra Group Holdings Parent, Inc.	34	1,012
Korn Ferry	15	999
Haemonetics Corp.*	13	975
WD-40 Co.	4	975
Cal-Maine Foods, Inc.(a)	12	967
ImmunityBio, Inc.*,(a)	110	963
Beam Therapeutics, Inc.*	28	961
Adaptive Biotechnologies Corp.*	44	944
Option Care Health, Inc.*	45	944
ACADIA Pharmaceuticals, Inc.*	37	936
Integer Holdings Corp.*	10	934
Vita Coco Company, Inc.*	14	926
Immunovant, Inc.*	24	925
Ultragenyx Pharmaceutical, Inc.*	27	902
Ideaya Biosciences, Inc.*	24	894
Privia Health Group, Inc.*	34	875
Dyne Therapeutics, Inc.*	39	866
Arcutis Biotherapeutics, Inc.*	33	865
Relay Therapeutics, Inc.*	46	861
Sezzle, Inc.*,(a)	5	858
CoreCivic, Inc.*	28	851
Amneal Pharmaceuticals, Inc.*	49	848
National HealthCare Corp.	4	845
Celldex Therapeutics, Inc.*	22	819
GRAIL, Inc.*	12	819
Edgewise Therapeutics, Inc.*	20	813
GPGI, Inc. — Class A	51	808
SELLAS Life Sciences Group, Inc.*,(a)	54	797
United Natural Foods, Inc.*	17	776
Vera Therapeutics, Inc. — Class A*,(a)	18	772
Arcus Biosciences, Inc.*	25	771
Acadia Healthcare Company, Inc.*	26	768
Kiniksa Pharmaceuticals International plc — Class A*	12	767
Tarsus Pharmaceuticals, Inc.*	12	755
ABM Industries, Inc.	17	752
Supernus Pharmaceuticals, Inc.*	16	744
VeraDermics, Inc.*	6	738
StoneCo Ltd. — Class A	66	715
Nektar Therapeutics*	10	698
Axogen, Inc.*	15	693
Establishment Labs Holdings, Inc.*	8	686
Marzetti Co.	6	685
Andersons, Inc.	10	684
Vericel Corp.*	15	667
TransMedics Group, Inc.*,(a)	10	664

166 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

CONSUMER, NON-CYCLICAL - 4.0% (continued)
Prestige Consumer Healthcare, Inc.*	14	$662
BioCryst Pharmaceuticals, Inc.*	66	660
Nurix Therapeutics, Inc.*	27	655
Alarm.com Holdings, Inc.*	14	654
Intellia Therapeutics, Inc.*	38	643
Immunome, Inc.*	30	636
Agios Pharmaceuticals, Inc.*	17	631
Clover Health Investments Corp.*,(a)	120	629
Alumis, Inc.*	22	619
Dentsply Sirona, Inc.	58	615
Enliven Therapeutics, Inc.*	12	609
Pediatrix Medical Group, Inc.*	24	608
Astrana Health, Inc.*	13	603
Universal Technical Institute, Inc.*	14	599
Brookfield Business Corp. — Class A	20	597
Flywire Corp.*	34	597
Disc Medicine, Inc.*,(a)	8	585
Ocular Therapeutix, Inc.*	59	579
LifeStance Health Group, Inc.*	54	578
Aurinia Pharmaceuticals, Inc.*	34	577
LeMaitre Vascular, Inc.	6	576
Perdoceo Education Corp.	18	576
Neogen Corp.*	63	566
Biohaven Ltd.*	38	565
Interparfums, Inc.	5	559
Trevi Therapeutics, Inc.*	30	559
PACS Group, Inc.*	13	554
ADMA Biologics, Inc.*	66	552
Progyny, Inc.*	19	548
Syndax Pharmaceuticals, Inc.*	25	546
NeoGenomics, Inc.*	37	540
Omnicell, Inc.*	13	540
Sarepta Therapeutics, Inc.*	30	539
John Wiley & Sons, Inc. — Class A	11	534
Payoneer Global, Inc.*	75	534
Recursion Pharmaceuticals, Inc. — Class A*	145	532
UFP Technologies, Inc.*	2	530
Stoke Therapeutics, Inc.*,(a)	16	524
Spectrum Brands Holdings, Inc.	6	514
PROG Holdings, Inc.	11	513
Cimpress plc*	5	509
Monte Rosa Therapeutics, Inc.*	21	508
Butterfly Network, Inc. — Class A*	60	505
Addus HomeCare Corp.*	5	502
CorVel Corp.*	8	500
EVERTEC, Inc.	18	500
ANI Pharmaceuticals, Inc.*	6	497
MBX Biosciences, Inc.*,(a)	9	497
Healthcare Services Group, Inc.*	20	491
AtaiBeckley, Inc.*	91	480
Viridian Therapeutics, Inc.*	26	478
Innoviva, Inc.*	21	477
Harmony Biosciences Holdings, Inc.*	13	473
Fortrea Holdings, Inc.*	27	470
Iovance Biotherapeutics, Inc.*,(a)	113	470
Amylyx Pharmaceuticals, Inc.*	26	467
Taysha Gene Therapies, Inc.*	68	463
Strategic Education, Inc.	6	460
Palvella Therapeutics, Inc.*	3	458
Novocure Ltd.*	30	454
Absci Corp.*	39	452
Huron Consulting Group, Inc.*	5	451
CBIZ, Inc.*	14	449
Lincoln Educational Services Corp.*	9	449
UroGen Pharma Ltd.*	12	442
Teladoc Health, Inc.*	52	441
BellRing Brands, Inc.*	34	440
ManpowerGroup, Inc.	13	439
Mineralys Therapeutics, Inc.*	16	432
agilon health, Inc.*	4	429
Kodiak Sciences, Inc.*	11	429
CareDx, Inc.*	15	427
Flowers Foods, Inc.	54	427
Turning Point Brands, Inc.	5	424
TIC Solutions, Inc.*	52	421
Arlo Technologies, Inc.*	31	418
Perrigo Company plc	40	416
First Advantage Corp.*	23	415
Insperity, Inc.	10	413
GeneDx Holdings Corp. — Class A*	6	412
Paymentus Holdings, Inc. — Class A*	17	411
Nuvation Bio, Inc.*,(a)	72	409
Marqeta, Inc. — Class A*	100	406
AnaptysBio, Inc.*	6	405
Novavax, Inc.*	43	405
TriNet Group, Inc.	8	396
AtriCure, Inc.*	14	392
Damora Therapeutics, Inc.*	15	390
Xeris Biopharma Holdings, Inc.*	49	388
Bicara Therapeutics, Inc.*	13	386
Surgery Partners, Inc.*	23	386
ArriVent Biopharma, Inc.*	11	382
Harrow, Inc.*	9	382
NPK International, Inc.*	24	382
Herbalife Ltd.*	29	381
Vestis Corp.*	26	378
Rapport Therapeutics, Inc.*	9	375
MannKind Corp.*	87	371
Pennant Group, Inc.*	10	369
Universal Corp.	7	365
ICF International, Inc.	5	364
Capricor Therapeutics, Inc.*	15	361
Procept Biorobotics Corp.*	16	361

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 167

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued) CONSUMER, NON-CYCLICAL - 4.0% (continued)
Inspire Medical Systems, Inc.*	8	$357
Vir Biotechnology, Inc.*	35	357
AMN Healthcare Services, Inc.*	11	356
Coursera, Inc.*	63	355
Boston Beer Company, Inc. — Class A*	2	354
Ingles Markets, Inc. — Class A	4	354
Ardelyx, Inc.*	69	352
Enovis Corp.*	17	352
QuidelOrtho Corp.*,(a)	20	350
Edgewell Personal Care Co.(a)	13	349
Integra LifeSciences Holdings Corp.*	19	341
Upbound Group, Inc.	16	340
Zymeworks, Inc.*	13	340
BioLife Solutions, Inc.*	12	339
Dlocal Ltd. — Class A	26	338
Collegium Pharmaceutical, Inc.*	9	326
Sonida Senior Living, Inc.*	8	326
Avanos Medical, Inc.*	13	323
Xencor, Inc.*	20	322
Simply Good Foods Co.*	24	319
Tyra Biosciences, Inc.*	10	319
Willdan Group, Inc.*	4	316
EyePoint, Inc.*	22	315
Precigen, Inc.*	55	313
Weis Markets, Inc.	4	313
Cullinan Therapeutics, Inc.*	17	310
Deluxe Corp.(a)	13	310
Azenta, Inc.*	12	306
Alphatec Holdings, Inc.*	35	303
AdaptHealth Corp. — Class A*	29	302
Dole plc	22	302
Tandem Diabetes Care, Inc.*	20	302
Maze Therapeutics, Inc.*	10	298
CONMED Corp.	9	295
J & J Snack Foods Corp.	4	294
Artivion, Inc.*	13	292
Eton Pharmaceuticals, Inc.*	8	290
STAAR Surgical Co.*	10	287
Kailera Therapeutics, Inc.*	13	286
CRA International, Inc.	2	285
Corvus Pharmaceuticals, Inc.*,(a)	19	284
Inhibrx Biosciences, Inc.*	3	284
BrightView Holdings, Inc.*	20	283
Pacira BioSciences, Inc.*	11	279
Transcat, Inc.*	3	278
Olema Pharmaceuticals, Inc.*	22	275
US Physical Therapy, Inc.(a)	4	275
American Public Education, Inc.*	5	269
Grocery Outlet Holding Corp.*	27	269
Savara, Inc.*,(a)	43	265
Kura Oncology, Inc.*	24	263
Personalis, Inc.*	19	255
Replimune Group, Inc.*	23	255
Annexon, Inc.*	44	251
Del Monte Corp.	9	251
Barrett Business Services, Inc.	7	249
BioAge Labs, Inc.*	10	245
Target Hospitality Corp.*	12	244
Zevra Therapeutics, Inc.*	17	244
Matthews International Corp. — Class A	9	242
Quanex Building Products Corp.	13	242
Driven Brands Holdings, Inc.*,(a)	17	237
Kforce, Inc.	5	235
MeiraGTx Holdings plc*	17	230
Esperion Therapeutics, Inc.*	72	228
Anteris Technologies Global Corp.*	23	227
ORIC Pharmaceuticals, Inc.*	21	227
WaVe Life Sciences Ltd.*	39	227
Avalo Therapeutics, Inc.*	12	222
Coty, Inc. — Class A*	103	222
Arbutus Biopharma Corp.*	46	221
Vor BioPharma, Inc.*,(a)	12	221
Sionna Therapeutics, Inc.*	5	220
Solid Biosciences, Inc.*,(a)	22	220
National Beverage Corp.*	7	218
Certara, Inc.*	33	216
Green Dot Corp. — Class A*	16	216
Castle Biosciences, Inc.*	9	215
Clarivate plc*	99	214
Guardian Pharmacy Services, Inc. — Class A*	5	209
Legalzoom.com, Inc.*	34	208
Geron Corp.*	159	204
Kestra Medical Technologies Ltd.*	8	204
Helen of Troy Ltd.*	7	203
Zenas Biopharma, Inc.*	8	203
Custom Truck One Source, Inc.*	17	201
Septerna, Inc.*	6	201
Jade Biosciences, Inc.*	9	200
Maravai LifeSciences Holdings, Inc. — Class A*	32	200
Ironwood Pharmaceuticals, Inc. — Class A*	47	198
Mama's Creations, Inc.*,(a)	11	196
Rigel Pharmaceuticals, Inc.*	5	196
SI-BONE, Inc.*,(a)	12	196
LB Pharmaceuticals, Inc.*	6	195
Aktis Oncology, Inc.*	6	193
CytomX Therapeutics, Inc.*	51	191
iRadimed Corp.	2	191
Omeros Corp.*	20	190
Aveanna Healthcare Holdings, Inc.*	22	189
Mission Produce, Inc.*	16	189
Beta Bionics, Inc.*	12	188
Phibro Animal Health Corp. — Class A	6	188
Relmada Therapeutics, Inc.*	27	187

168 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

CONSUMER, NON-CYCLICAL - 4.0% (continued)
Theravance Biopharma, Inc.*	11	$187
Verra Mobility Corp. — Class A*	44	187
Alto Neuroscience, Inc.*	7	185
Candel Therapeutics, Inc.*	18	185
Janux Therapeutics, Inc.*	12	184
Amphastar Pharmaceuticals, Inc.*	9	182
Sana Biotechnology, Inc.*	52	181
Aclaris Therapeutics, Inc.*	34	180
Tactile Systems Technology, Inc.*	6	179
Seneca Foods Corp. — Class A*	1	174
4D Molecular Therapeutics, Inc.*	13	173
John B Sanfilippo & Son, Inc.	2	172
OPKO Health, Inc.*	114	171
Altimmune, Inc.*	56	170
Lexicon Pharmaceuticals, Inc.*	71	170
REGENXBIO, Inc.*	14	168
Spire Global, Inc. — Class A*	9	167
Cerus Corp.*	57	166
Oddity Tech Ltd. — Class A*	11	166
Sutro Biopharma, Inc.*	5	166
Avalyn Pharma, Inc.*	5	165
CorMedix, Inc.*	21	165
Utz Brands, Inc.	21	162
Allogene Therapeutics, Inc.*	75	156
Ceribell, Inc.*	8	156
Cytek Biosciences, Inc.*	35	155
Cass Information Systems, Inc.(a)	3	154
Carriage Services, Inc. — Class A	4	153
Phathom Pharmaceuticals, Inc.*	14	152
Ennis, Inc.	7	149
Myriad Genetics, Inc.*	26	148
Ocugen, Inc.*,(a)	97	148
Achieve Life Sciences, Inc.*	22	144
FTAI Infrastructure, Inc.	31	144
AngioDynamics, Inc.*	11	143
ClearPoint Neuro, Inc.*	8	143
Arvinas, Inc.*	17	141
First Tracks Biotherapeutics, Inc.*	7	141
Bright Minds Biosciences, Inc.*	2	140
Ginkgo Bioworks Holdings, Inc.*	14	139
Pulse Biosciences, Inc.*	5	139
ARS Pharmaceuticals, Inc.*	17	136
C4 Therapeutics, Inc.*	29	135
Pacific Biosciences of California, Inc.*	80	134
Bioventus, Inc. — Class A*,(a)	14	132
Contineum Therapeutics, Inc. — Class A*	8	131
MiMedx Group, Inc.*	34	131
Sagimet Biosciences, Inc. — Class A*	17	131
Climb Bio, Inc.*	10	130
Design Therapeutics, Inc.*	9	130
Aquestive Therapeutics, Inc.*	31	129
Forte Biosciences, Inc.*	6	128
NeuroPace, Inc.*	8	127
Prothena Corporation plc*	13	127
Village Super Market, Inc. — Class A(a)	3	127
XOMA Royalty Corp.*	3	127
Emergent BioSolutions, Inc.*	15	126
Varex Imaging Corp.*	12	125
Community Health Systems, Inc.*	37	124
Immix Biopharma, Inc.*,(a)	12	124
Natural Grocers by Vitamin Cottage, Inc.	4	124
MiniMed Group, Inc.*,(a)	8	120
Monro, Inc.	7	120
Cross Country Healthcare, Inc.*	9	119
Oncology Institute, Inc.*	22	119
Evolus, Inc.*	17	118
Generate Biomedicines, Inc.*,(a)	7	118
Ovid therapeutics, Inc.*	44	118
Shattuck Labs, Inc.*	17	118
Enanta Pharmaceuticals, Inc.*	8	117
Vital Farms, Inc.*	10	116
Rezolute, Inc.*	22	114
Viemed Healthcare, Inc.*	10	114
Tejon Ranch Co.*,(a)	6	112
Kelly Services, Inc. — Class A	9	111
ACCO Brands Corp.	26	108
Alamar Biosciences, Inc.*,(a)	4	108
Crescent Biopharma, Inc.*	6	108
MapLight Therapeutics, Inc.*	3	108
Kyverna Therapeutics, Inc.*	12	107
X4 Pharmaceuticals, Inc.*	23	107
Puma Biotechnology, Inc.*	13	105
Fulgent Genetics, Inc.*	5	103
Tectonic Therapeutic, Inc.*,(a)	3	103
Nathan's Famous, Inc.	1	102
Tenax Therapeutics, Inc.*	7	102
Delcath Systems, Inc.*	8	101
Orthofix Medical, Inc.*	11	101
Cabaletta Bio, Inc.*	32	100
Prime Medicine, Inc.*	27	100
Strata Critical Medical, Inc.*	19	100
Zura Bio Ltd. — Class A*	17	100
Honest Company, Inc.*	27	99
Perspective Therapeutics, Inc.*	29	99
OrthoPediatrics Corp.*	5	96
Neurogene, Inc.*	3	94
Atea Pharmaceuticals, Inc.*	20	93
Lexeo Therapeutics, Inc.*	20	93
Monopar Therapeutics, Inc.*	1	93
Aura Biosciences, Inc.*	13	92
Nuvectis Pharma, Inc.*	5	92
Vanda Pharmaceuticals, Inc.*	15	92

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 169

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

CONSUMER, NON-CYCLICAL - 4.0% (continued)
Editas Medicine, Inc.*	28	$91
Rocket Pharmaceuticals, Inc.*	26	89
Westrock Coffee Co.*	11	89
B&G Foods, Inc.	22	88
Palisade Bio, Inc.*	42	88
Verastem, Inc.*	23	88
Eledon Pharmaceuticals, Inc.*	22	87
Nature's Sunshine Products, Inc.*	4	87
Century Therapeutics, Inc.*	35	86
Fennec Pharmaceuticals, Inc.*	8	86
Electromed, Inc.*	2	85
OraSure Technologies, Inc.*	19	85
Hertz Global Holdings, Inc.*,(a)	37	84
Olaplex Holdings, Inc.*	41	84
Akebia Therapeutics, Inc.*	73	83
Alico, Inc.	2	83
Chaince Digital Holdings, Inc.*	19	83
MacroGenics, Inc.*	18	83
Assembly Biosciences, Inc.*	3	82
Distribution Solutions Group, Inc.*	3	82
Once Upon a Farm PBC*	4	82
Compass Therapeutics, Inc.*	37	81
Benitec Biopharma, Inc.*	6	80
Repay Holdings Corp. — Class A*	19	80
Eikon Therapeutics, Inc.*	6	78
CapsoVision, Inc.*	10	76
OmniAb, Inc.*	31	76
Quad/Graphics, Inc.	9	76
Immuneering Corp. — Class A*	15	75
Abeona Therapeutics, Inc.*	12	74
Franklin Covey Co.*	3	74
Innovage Holding Corp.*	6	71
DiaMedica Therapeutics, Inc.*	10	70
MGP Ingredients, Inc.	4	70
Ardent Health, Inc.*	7	69
Inhibikase Therapeutics, Inc.*	34	69
Upstream Bio, Inc.*	10	69
Utah Medical Products, Inc.	1	69
Accendra Health, Inc.*	20	68
Lineage Cell Therapeutics, Inc.*	52	68
Zentalis Pharmaceuticals, Inc.*	14	68
Anavex Life Sciences Corp.*	26	67
Cadiz, Inc.*	16	67
Priority Technology Holdings, Inc.*	10	67
SpyGlass Pharma, Inc.*	3	67
Limoneira Co.	5	66
Galectin Therapeutics, Inc.*	14	65
Hackett Group, Inc.	6	65
NRC Health	3	65
ALX Oncology Holdings, Inc.*	31	64
TriSalus Life Sciences, Inc.*	14	64
USANA Health Sciences, Inc.*	3	64
Fulcrum Therapeutics, Inc.*	17	62
Opus Genetics, Inc.*	15	62
Senseonics Holdings, Inc.*	11	62
Shoulder Innovations, Inc.*	3	61
USCB Financial Holdings, Inc.	3	61
Lifeway Foods, Inc.*	2	60
Entrada Therapeutics, Inc.*	8	59
Karyopharm Therapeutics, Inc.*	6	59
Larimar Therapeutics, Inc.*	19	58
Protara Therapeutics, Inc.*	15	57
Alector, Inc.*	28	56
Lumexa Imaging Holdings, Inc.*	5	56
TrueBlue, Inc.*	8	56
Embecta Corp.	17	55
KORU Medical Systems, Inc.*	13	55
Minerva Neurosciences, Inc.*	10	55
Precision BioSciences, Inc.*	7	55
Arcturus Therapeutics Holdings, Inc.*	8	54
Atrium Therapeutics, Inc.*	4	54
Spruce Biosciences, Inc.*	1	54
Evommune, Inc.*,(a)	4	53
Keros Therapeutics, Inc.*	5	53
RxSight, Inc.*	11	53
Coherus Oncology, Inc.*	37	52
Invivyd, Inc.*	60	52
Paysafe Ltd.*	7	52
Quanterix Corp.*	12	52
Surrozen, Inc.*	2	52
Voyager Therapeutics, Inc.*	15	52
Niagen Bioscience, Inc.*	16	51
Tonix Pharmaceuticals Holding Corp.*	4	51
Foghorn Therapeutics, Inc.*	10	49
Neumora Therapeutics, Inc.*	29	49
Organogenesis Holdings, Inc. — Class A*	20	49
Protalix BioTherapeutics, Inc.*	21	49
Acme United Corp.	1	48
InfuSystem Holdings, Inc.*	5	48
Oramed Pharmaceuticals, Inc.	10	48
Acacia Research Corp.*	10	47
Corbus Pharmaceuticals Holdings, Inc.*	5	47
Greenwich Lifesciences, Inc.*	2	47
Orchestra BioMed Holdings, Inc.*	11	47
SAB Biotherapeutics, Inc.*	12	47
Caribou Biosciences, Inc.*	26	46
Inogen, Inc.*	7	45
Lucid Diagnostics, Inc.*	42	45
Anika Therapeutics, Inc.*	3	44
MediWound Ltd.*	3	44
SIGA Technologies, Inc.	12	44
Prelude Therapeutics, Inc.*	8	43
ProKidney Corp. — Class A*,(a)	21	43
Cartesian Therapeutics, Inc.*	4	42
CPI Card Group, Inc.*	2	42
Lifecore Biomedical, Inc.*	8	42

170 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

CONSUMER, NON-CYCLICAL - 4.0% (continued)
Lyell Immunopharma, Inc.*	3	$42
Information Services Group, Inc.	10	41
Whitehawk Therapeutics, Inc.*	9	41
Korro Bio, Inc.*	3	40
Alta Equipment Group, Inc.*	6	39
AN2 Therapeutics, Inc.*	8	39
CAMP4 Therapeutics Corp.*	9	39
KinderCare Learning Companies, Inc.*	9	38
Canton Strategic Holdings, Inc.*	13	37
Nkarta, Inc.*	13	37
Acumen Pharmaceuticals, Inc.*	13	35
Agenus, Inc.*	11	34
LENZ Therapeutics, Inc.*	6	34
Gyre Therapeutics, Inc.*	5	33
Stereotaxis, Inc.*	19	33
Unicycive Therapeutics, Inc.*	7	33
ADC Therapeutics S.A.*	30	32
OnKure Therapeutics, Inc. — Class A*	7	32
Hyperfine, Inc. — Class A*	22	30
RCM Technologies, Inc.*	1	28
Nautilus Biotechnology, Inc.*	14	26
HireQuest, Inc.	2	25
Black Diamond Therapeutics, Inc.*	13	24
BRC, Inc. — Class A*	22	24
Sanara Medtech, Inc.*	1	24
CVRx, Inc.*	4	21
Emerald Holding, Inc.	4	20
Forafric Global plc*	2	20
Armata Pharmaceuticals, Inc.*	3	19
Heron Therapeutics, Inc.*	45	19
MarketWise, Inc.	1	18
Alpha Teknova, Inc.*	3	17
Elicio Therapeutics, Inc.*	4	16
SBC Medical Group Holdings, Inc.*	5	15
Context Therapeutics, Inc.*	26	14
AirSculpt Technologies, Inc.*	3	13
Artiva Biotherapeutics, Inc.*	1	10
Connect Biopharma Holdings Ltd.*	4	10
Public Policy Holding Company, Inc.	1	7
Ligand Pharmaceuticals, Inc.*,(b)	6	—
Total Consumer, Non-cyclical		228,319

FINANCIAL - 3.9%
Hut 8 Corp.*	29	3,348
UMB Financial Corp.	21	2,998
Riot Platforms, Inc.*	101	2,765
CareTrust REIT, Inc.	65	2,623
Old National Bancorp	99	2,564
Compass, Inc. — Class A*	204	2,515
StoneX Group, Inc.*	21	2,489
Cipher Digital, Inc.*	97	2,377
Ryman Hospitality Properties, Inc. REIT	18	2,314
Core Scientific, Inc.*	89	2,278
Macerich Co. REIT(a)	81	2,040
Valley National Bancorp	139	2,036
Glacier Bancorp, Inc.	38	1,960
Jackson Financial, Inc. — Class A	19	1,945
Terreno Realty Corp. REIT	30	1,943
Essential Properties Realty Trust, Inc. REIT	63	1,881
United Bankshares, Inc.	40	1,833
Hancock Whitney Corp.	24	1,793
Atlantic Union Bankshares Corp.	41	1,735
Ameris Bancorp	19	1,715
Enova International, Inc.*	7	1,685
Kite Realty Group Trust REIT	59	1,674
Essent Group Ltd.	26	1,671
Selective Insurance Group, Inc.	17	1,649
Axos Financial, Inc.*	16	1,558
Home BancShares, Inc.	54	1,542
Phillips Edison & Company, Inc. REIT	37	1,540
MARA Holdings, Inc.*	110	1,528
Outfront Media, Inc. REIT	46	1,507
Radian Group, Inc.	39	1,469
Piper Sandler Companies	20	1,447
HA Sustainable Infrastructure Capital, Inc.	37	1,445
Sabra Health Care REIT, Inc.	73	1,424
Eastern Bankshares, Inc.	63	1,401
Independent Bank Corp.	20	1,388
CNO Financial Group, Inc.	27	1,376
Moelis & Co. — Class A	21	1,374
Fulton Financial Corp.(a)	56	1,355
First Financial Bankshares, Inc.	38	1,315
Flagstar Bank North America	88	1,315
Tanger, Inc. REIT	33	1,303
Lemonade, Inc.*	20	1,301
ServisFirst Bancshares, Inc.(a)	15	1,301
Bread Financial Holdings, Inc.	12	1,300
Associated Banc-Corp	41	1,262
Texas Capital Bancshares, Inc.	12	1,239
United Community Banks, Inc.	35	1,228
International Bancshares Corp.	16	1,215
COPT Defense Properties REIT(a)	33	1,201
Cathay General Bancorp	19	1,178
WSFS Financial Corp.	15	1,151
Renasant Corp.	27	1,149
First BanCorp	44	1,147
BGC Group, Inc. — Class A	107	1,144
Broadstone Net Lease, Inc. REIT	55	1,137
Independence Realty Trust, Inc. REIT	68	1,135
Dave, Inc.*,(a)	3	1,118

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

FINANCIAL - 3.9% (continued)
CVB Financial Corp.	49	$1,105
Marex Group plc	18	1,097
SL Green Realty Corp. REIT	21	1,087
National Health Investors, Inc. REIT(a)	14	1,068
Apple Hospitality REIT, Inc.	63	1,059
PJT Partners, Inc. — Class A(a)	7	1,057
WesBanco, Inc.	27	1,054
Cleanspark, Inc.*	72	1,048
Genworth Financial, Inc. — Class A*	110	1,042
BankUnited, Inc.	21	1,017
First Financial Bancorp	30	1,015
Palomar Holdings, Inc.*	8	1,011
Victory Capital Holdings, Inc. — Class A	12	1,009
Community Financial System, Inc.	15	1,007
First Interstate BancSystem, Inc. — Class A	26	1,003
Nicolet Bankshares, Inc.	6	992
Simmons First National Corp. — Class A	42	951
Seacoast Banking Corporation of Florida	28	931
LXP Industrial Trust REIT	17	916
Park National Corp.(a)	5	915
Cushman & Wakefield Ltd.*	68	911
StepStone Group, Inc. — Class A	22	910
Towne Bank	25	906
NMI Holdings, Inc. — Class A*	22	904
Banc of California, Inc.	44	899
Bank of Hawaii Corp.	11	896
Provident Financial Services, Inc.	37	875
Mercury General Corp.	8	853
Curbline Properties Corp. REIT	28	851
Upstart Holdings, Inc.*,(a)	24	850
McGrath RentCorp	7	847
Urban Edge Properties REIT	37	847
Miami International Holdings, Inc.*	22	818
Acadia Realty Trust REIT	39	815
InvenTrust Properties Corp. REIT	23	814
Dynex Capital, Inc. REIT	62	813
WaFd, Inc.	21	806
DigitalBridge Group, Inc.	51	805
First Merchants Corp.	18	786
Four Corners Property Trust, Inc. REIT	32	786
PennyMac Financial Services, Inc.	9	784
Blackstone Mortgage Trust,
Inc. — Class A REIT(a)	46	780
Park Hotels & Resorts, Inc. REIT(a)	54	769
First Bancorp(a)	12	767
Baldwin Insurance Group, Inc. — Class A*	28	744
NBT Bancorp, Inc.	15	741
Trustmark Corp.	16	736
Beacon Financial Corp.	24	731
FB Financial Corp.	13	720
SiriusPoint Ltd.*	30	720
DiamondRock Hospitality Co. REIT	59	719
Customers Bancorp, Inc.*	9	712
Skyward Specialty Insurance Group, Inc.*	12	700
Bancorp, Inc.*	11	689
St. Joe Co.	11	689
Happen, Inc.*	33	684
Newmark Group, Inc. — Class A	45	680
First Busey Corp.	23	679
BancFirst Corp.	6	667
Banner Corp.	10	664
WisdomTree, Inc.	39	661
Enterprise Financial Services Corp.	10	659
Bank of NT Butterfield & Son Ltd.	11	655
Northwest Bancshares, Inc.	42	637
ARMOUR Residential REIT, Inc. REIT	36	628
Webull Corp.*	96	626
Artisan Partners Asset Management, Inc. — Class A	18	622
Pebblebrook Hotel Trust REIT(a)	32	621
Horace Mann Educators Corp.	12	620
Stock Yards Bancorp, Inc.(a)	8	612
Cohen & Steers, Inc.	8	609
Federal Agricultural Mortgage Corp. — Class C	3	598
Sunstone Hotel Investors, Inc. REIT	52	595
Stewart Information Services Corp.	9	594
NETSTREIT Corp. REIT	28	592
First Commonwealth Financial Corp.	29	590
OFG Bancorp	12	589
Bitdeer Technologies Group — Class A*	37	587
Diversified Healthcare Trust REIT	63	586
Acadian Asset Management, Inc.	8	572
Getty Realty Corp. REIT	17	567
Encore Capital Group, Inc.*	6	560
Douglas Emmett, Inc. REIT(a)	47	555
Xenia Hotels & Resorts, Inc. REIT	27	550
Walker & Dunlop, Inc.	10	547
S&T Bancorp, Inc.	11	540
LTC Properties, Inc. REIT	14	538
Triumph Financial, Inc.*	7	534
National Bank Holdings Corp. — Class A	12	533

172 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

FINANCIAL - 3.9% (continued)
Nelnet, Inc. — Class A	4	$533
City Holding Co.	4	531
HCI Group, Inc.	3	526
German American Bancorp, Inc.(a)	11	522
Pathward Financial, Inc.	6	522
Smartstop Self Storage REIT, Inc. REIT	16	520
Innovative Industrial Properties, Inc. REIT	8	496
Global Net Lease, Inc. REIT	55	492
Hope Bancorp, Inc.	36	492
Dime Commercial Bancshares, Inc.	12	488
QCR Holdings, Inc.	5	487
TriCo Bancshares	9	485
Ellington Financial, Inc. REIT	35	476
OceanFirst Financial Corp.	24	469
ConnectOne Bancorp, Inc.	14	468
Origin Bancorp, Inc.	9	460
Kemper Corp.	17	458
Bank First Corp.	3	445
Hamilton Insurance Group Ltd. — Class B	13	441
Lakeland Financial Corp.	7	432
Hilltop Holdings, Inc.	11	427
RLJ Lodging Trust REIT	36	427
Pagseguro Digital Ltd. — Class A	47	425
Apollo Commercial Real Estate Finance, Inc. REIT	39	417
Westamerica BanCorp	7	411
1st Source Corp.	5	408
Live Oak Bancshares, Inc.	10	408
Orchid Island Capital, Inc. REIT	58	404
Peoples Bancorp, Inc.	10	384
Tompkins Financial Corp.	4	378
Two Harbors Investment Corp. REIT	30	372
Slide Insurance Holdings, Inc.*	19	368
Enact Holdings, Inc.	8	366
Community Trust Bancorp, Inc.	5	362
Heritage Financial Corp.	12	355
Merchants Bancorp	7	350
Univest Financial Corp.	8	350
UMH Properties, Inc. REIT	23	348
Neptune Insurance Holdings, Inc. — Class A*	11	347
American Assets Trust, Inc. REIT	14	346
Goosehead Insurance, Inc. — Class A*	7	340
Byline Bancorp, Inc.	9	339
First Mid Bancshares, Inc.	7	337
Piedmont Realty Trust, Inc. REIT*	36	329
Ladder Capital Corp. — Class A REIT	33	328
Old Second Bancorp, Inc.	14	326
Easterly Government Properties, Inc. — Class A REIT	13	324
Chimera Investment Corp. REIT	24	320
Perella Weinberg Partners — Class A	20	319
Preferred Bank/Los Angeles CA	3	319
United Fire Group, Inc.	6	315
Coastal Financial Corp.*	4	310
Horizon Bancorp, Inc.	15	300
Safety Insurance Group, Inc.	4	299
Arbor Realty Trust, Inc. REIT(a)	55	298
Capitol Federal Financial, Inc.	35	298
Metropolitan Bank Holding Corp.	3	296
Pelagos Insurance Capital Ltd.	12	292
Universal Insurance Holdings, Inc.	7	290
Burke & Herbert Financial Services Corp.	4	287
Mercantile Bank Corp.	5	287
Virtus Investment Partners, Inc.	2	287
Hyperliquid Strategies, Inc.*,(a)	36	283
PennyMac Mortgage Investment Trust REIT	25	282
Service Properties Trust REIT	167	282
Southside Bancshares, Inc.	8	282
Centerspace REIT	5	281
MFA Financial, Inc. REIT	29	281
Business First Bancshares, Inc.	9	277
Alexander's, Inc. REIT	1	276
TrustCo Bank Corporation NY	5	275
Camden National Corp.	5	271
Firstsun Capital Bancorp*	7	271
CNB Financial Corp.	8	270
Central Pacific Financial Corp.	7	267
F&G Annuities & Life, Inc.(a)	10	266
CBL & Associates Properties, Inc. REIT	5	265
Northeast Bank	2	265
Hanmi Financial Corp.	8	259
Amerant Bancorp, Inc. — Class A	10	255
NB Bancorp, Inc.	12	254
Employers Holdings, Inc.	5	252
Metrocity Bankshares, Inc.	7	251
Safehold, Inc. REIT	16	251
JBG SMITH Properties REIT	17	249
Farmers National Banc Corp.	17	248
Trupanion, Inc.*	10	248
Whitestone REIT REIT	13	246
Equity Bancshares, Inc. — Class A	5	245
Burford Capital Ltd.	58	238
Esquire Financial Holdings, Inc.	2	238

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

FINANCIAL - 3.9% (continued)
Peapack-Gladstone Financial Corp.	5	$237
Financial Institutions, Inc.	6	234
First Financial Corp.	3	232
Amalgamated Financial Corp.	5	230
Southern Missouri Bancorp, Inc.	3	229
Hudson Pacific Properties, Inc. REIT*	15	228
Eagle Bancorp, Inc.	8	227
Adamas Trust, Inc. REIT(a)	24	225
Root, Inc. — Class A*	4	224
World Acceptance Corp.*	1	224
Empire State Realty Trust, Inc. — Class A REIT	41	222
First Community Bankshares, Inc.	5	222
Alerus Financial Corp.	7	218
Marcus & Millichap, Inc.	7	218
Summit Hotel Properties, Inc. REIT	30	210
GCM Grosvenor, Inc. — Class A	17	209
Mid Penn Bancorp, Inc.	6	209
Patria Investments Ltd. — Class A	19	209
PRA Group, Inc.*	11	209
Shore Bancshares, Inc.	9	207
Arrow Financial Corp.	5	205
Invesco Mortgage Capital, Inc. REIT	26	205
Carter Bankshares, Inc.	6	204
Orrstown Financial Services, Inc.	5	204
Compass Diversified
Holdings*	19	203
HomeTrust Bancshares, Inc.	4	200
Accelerant Holdings — Class A*	17	199
Peoples Financial Services Corp.(a)	3	199
Capital City Bank Group, Inc.	4	198
Postal Realty Trust, Inc. — Class A REIT	8	197
Strive, Inc. — Class A*,(a)	18	196
Five Star Bancorp	4	195
NexPoint Residential Trust, Inc. REIT	7	195
CTO Realty Growth, Inc. REIT	9	194
BrightSpire Capital, Inc. — Class A REIT	35	191
National Healthcare Properties, Inc. REIT*	13	190
Bar Harbor Bankshares	5	189
Community West Bancshares	7	188
SmartFinancial, Inc.	4	188
Midland States Bancorp, Inc.	6	187
Heritage Insurance Holdings, Inc.*	7	183
Southern First Bancshares, Inc.*	3	183
Washington Trust Bancorp, Inc.	5	182
Republic Bancorp, Inc. — Class A	2	181
Franklin BSP Realty Trust, Inc. REIT	22	179
ACNB Corp.(a)	3	178
Mechanics Bancorp — Class A	11	175
Universal Health Realty Income Trust REIT	4	175
Chatham Lodging Trust REIT	13	172
Gladstone Commercial Corp. REIT	14	172
South Plains Financial, Inc.	4	172
Redwood Trust, Inc. REIT	36	171
Columbia Financial, Inc.*	8	170
AMERISAFE, Inc.	5	169
Civista Bancshares, Inc.	6	169
Bit Digital, Inc.*	93	167
TPG RE Finance Trust, Inc. REIT	20	167
Northrim BanCorp, Inc.	6	166
Northfield Bancorp, Inc.	11	162
Third Coast Bancshares, Inc.*	4	162
Kearny Financial Corp.	17	161
HBT Financial, Inc.	5	160
Cannae Holdings, Inc.	11	158
Great Southern Bancorp, Inc.	2	157
AH Realty Trust, Inc. REIT	22	156
Navient Corp.	18	153
Brandywine Realty Trust REIT	48	152
Bowhead Specialty Holdings, Inc.*	5	150
Chiron Real Estate, Inc. REIT	4	150
Saul Centers, Inc. REIT	4	150
New Era Energy & Digital, Inc.*	23	147
Orange County Bancorp, Inc.	4	147
AGNT, Inc.	27	146
California BanCorp	7	146
Community Healthcare Trust, Inc. REIT(a)	8	146
Resolute Holdings Management, Inc.*	1	145
Industrial Logistics Properties Trust REIT	16	142
Hippo Holdings, Inc.*	5	141
Home Bancorp, Inc.	2	137
RBB Bancorp	5	137
ChoiceOne Financial Services, Inc.	4	136
Ridgepost Capital, Inc. — Class A	17	134
LendingTree, Inc.*	3	133
Z Squared, Inc.*	12	127
Bridgewater Bancshares, Inc.*	6	126
First Business Financial Services, Inc.	2	126
Tiptree, Inc.	7	125
Farmers & Merchants Bancorp, Inc.	4	122
One Liberty Properties, Inc. REIT	5	122
Sierra Bancorp	3	122

174 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

FINANCIAL - 3.9% (continued)
Colony Bankcorp, Inc.	6	$121
FrontView REIT, Inc. REIT	6	121
Investar Holding Corp.	4	120
Ponce Financial Group, Inc.*,(a)	6	120
Bankwell Financial Group, Inc.	2	118
Citizens & Northern Corp.	5	117
Jefferson Capital, Inc.	6	117
Plumas Bancorp	2	117
Unity Bancorp, Inc.	2	117
Farmland Partners, Inc. REIT	12	116
International Money Express, Inc.*	8	116
Northpointe Bancshares, Inc.	6	115
Greenlight Capital Re Ltd. — Class A*	7	113
Bank of Marin Bancorp Northeast Community	4	111
Bancorp, Inc.	4	111
First Bank	6	106
Paysign, Inc.*,(a)	13	106
West BanCorp, Inc.	4	106
Avidia Bancorp, Inc.	5	105
Capital Bancorp, Inc.	3	105
First Bancorp, Inc.	3	104
NewtekOne, Inc.	7	104
KKR Real Estate Finance Trust, Inc. REIT	15	103
Atlanticus Holdings Corp.*	1	102
Gladstone Land Corp. REIT(a)	12	102
Avidbank Holdings, Inc.*	3	99
BayCom Corp.	3	99
Parke Bancorp, Inc.	3	99
First Community Corp.	3	98
Primis Financial Corp.	6	98
Norwood Financial Corp.	3	96
Donegal Group, Inc. — Class A	5	94
GBank Financial Holdings, Inc.*	3	91
Red River Bancshares, Inc.	1	91
Timberland Bancorp, Inc.	2	90
Ames National Corp.	3	89
Wealthfront Corp.*,(a)	10	89
First United Corp.	2	88
FS Bancorp, Inc.	2	87
John Marshall Bancorp, Inc.	4	87
MVB Financial Corp.	3	87
Abacus Global Management, Inc.	8	86
MBIA, Inc.*	13	85
PCB Bancorp	3	85
Alpine Income Property Trust, Inc. REIT	4	83
NerdWallet, Inc. — Class A*	9	83
Waterstone Financial, Inc.	4	83
Regional Management Corp.	2	82
RMR Group, Inc. — Class A	4	82
Innventure, Inc.*	16	81
C&F Financial Corp.	1	80
Onity Group, Inc.*	2	80
Real Brokerage, Inc.*	44	80
Hawthorn Bancshares, Inc.(a)	2	79
Isabella Bank Corp.	2	79
Legacy Housing Corp.*	3	79
American Coastal Insurance Corp.	7	78
Chemung Financial Corp.	1	75
Citizens, Inc. — Class A*	13	75
FB Bancorp, Inc.*	5	75
FRP Holdings, Inc.*	3	75
Octave Specialty Group, Inc.*	12	75
Velocity Financial, Inc.*	4	74
National Bankshares, Inc.	2	73
Ategrity Specialty Holdings LLC*	3	72
Citizens Financial Services, Inc.	1	72
First Northern Community Bancorp*	4	72
Ready Capital Corp. REIT(a)	41	72
TPG Mortgage Investment Trust, Inc. REIT	9	71
Western New England Bancorp, Inc.	5	71
Citizens Community Bancorp, Inc.	3	70
FVCBankcorp, Inc.	4	70
LCNB Corp.	4	70
OppFi, Inc.*	7	70
Oportun Financial Corp.*	12	69
Ares Commercial Real Estate Corp.	15	67
Blue Ridge Bankshares, Inc.	19	67
Greene County Bancorp, Inc.	2	67
Oak Valley Bancorp	2	67
Commercial Bancgroup, Inc.	2	65
First Capital, Inc.	1	65
First Western Financial, Inc.*	2	64
Claros Mortgage Trust, Inc. REIT*	27	63
Franklin Financial Services Corp.	1	63
Kingsway Corp.*	6	63
Bakkt, Inc. — Class A*	8	62
First National Corp.	2	60
Meridian Corp.	3	60
Sky Harbour Group Corp. — Class A*	6	59
Kingstone Companies, Inc.	3	57
American Integrity Insurance Group, Inc.	3	56
B Riley Financial, Inc.*	7	56
Crawford & Co. — Class A	5	56
First Internet Bancorp	2	56
SITE Centers Corp. REIT	14	56
Better Home & Finance Holding Co. — Class A*	2	55
BCB Bancorp, Inc.	5	54
Chicago Atlantic Real Estate Finance, Inc. REIT CoastalSouth Bancshares,	5	54
Inc.	2	54

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 175

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

FINANCIAL - 3.9% (continued)
NexPoint Diversified Real Estate Trust REIT	10	$53
Seaport Entertainment Group, Inc.*	2	53
Modiv Industrial, Inc. REIT	3	52
AlTi Global, Inc.*	14	51
Fidelity D&D Bancorp, Inc.	1	51
Medallion Financial Corp.	5	51
Pioneer Bancorp, Inc.*	3	51
Seven Hills Realty Trust REIT	6	51
Bank7 Corp.	1	49
MainStreet Bancshares, Inc.	2	49
RE/MAX Holdings, Inc. — Class A*	5	49
Eagle Bancorp Montana, Inc.	2	48
James River Group Holdings, Inc.	11	48
Security National Financial Corp. — Class A*	5	48
BRT Apartments Corp. REIT	3	46
Angel Oak Mortgage REIT, Inc. REIT	5	45
NET Lease Office Properties REIT	4	45
OP Bancorp	3	45
Virginia National Bankshares Corp.	1	44
Finwise Bancorp*	3	43
Ohio Valley Banc Corp.	1	43
Orion Properties, Inc. REIT	15	43
Peoples Bancorp of North Carolina, Inc.	1	43
BV Financial, Inc.*	2	42
Chain Bridge Bancorp, Inc. — Class A*	1	42
Eagle Financial Services, Inc.	1	41
ECB Bancorp, Inc.*	2	40
loanDepot, Inc. — Class A*	32	40
Community Bancorp	1	39
SR Bancorp, Inc.	2	39
CB Financial Services, Inc.	1	38
Princeton Bancorp, Inc.	1	38
Westwood Holdings Group, Inc.	2	38
Braemar Hotels & Resorts, Inc. REIT	17	37
Douglas Elliman, Inc.*	21	37
ACRES Commercial Realty Corp. REIT*	2	36
Maui Land & Pineapple Company, Inc.*	2	36
Exzeo Group, Inc.*	2	34
CF Bankshares, Inc.	1	33
Richmond Mutual BanCorp, Inc.	2	32
Landmark Bancorp, Inc.	1	31
Nexpoint Real Estate Finance, Inc. REIT(a)	2	31
NI Holdings, Inc.*	2	31
Consumer Portfolio Services, Inc.*	3	29
Finance Of America Companies, Inc. — Class A*	1	28
Strawberry Fields REIT, Inc. REIT	2	27
Hanover Bancorp, Inc.	1	23
First Guaranty Bancshares, Inc.	2	20
Silvercrest Asset Management Group, Inc. — Class A	2	20
Roadzen, Inc.*	13	19
Rhinebeck Bancorp, Inc.*	1	17
Total Financial		222,521

INDUSTRIAL - 2.3%
Moog, Inc. — Class A	8	3,391
Argan, Inc.	4	3,194
ESCO Technologies, Inc.	8	2,800
EnerSys	11	2,572
Plexus Corp.*	8	2,405
Terex Corp.	33	2,389
Enpro, Inc.	6	2,262
Federal Signal Corp.	17	2,184
JBT Marel Corp.	15	2,175
Zurn Elkay Water Solutions Corp.	43	2,173
Fluor Corp.*	41	2,148
Granite Construction, Inc.	13	2,055
MYR Group, Inc.*	4	2,002
Mercury Systems, Inc.*	16	1,957
Vishay Intertechnology, Inc.	35	1,882
Materion Corp.	6	1,784
GATX Corp.	10	1,772
Casella Waste Systems, Inc. — Class A*	18	1,745
Matson, Inc.	9	1,730
Joby Aviation, Inc.*	193	1,722
Construction Partners, Inc. — Class A*	14	1,663
Novanta, Inc.*	10	1,622
AAR Corp.*	11	1,572
Frontdoor, Inc.*	20	1,552
UFP Industries, Inc.	16	1,452
Knife River Corp.*	17	1,422
AZZ, Inc.	9	1,395
CSW Industrials, Inc.	5	1,391
CECO Environmental Corp.*	15	1,361
RXO, Inc.*	48	1,324
Belden, Inc.	11	1,319
Xometry, Inc. — Class A*	13	1,255
Mirion Technologies, Inc. — Class A*	69	1,237
Atmus Filtration Technologies, Inc.	24	1,224
Badger Meter, Inc.	8	1,187
Franklin Electric Company, Inc.	11	1,179
Mueller Water Products, Inc. — Class A	45	1,162
Ondas, Inc.*,(a)	139	1,145
Itron, Inc.*	13	1,125
Ichor Holdings Ltd.*	10	1,123

176 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

INDUSTRIAL - 2.3% (continued)
nLight, Inc.*	16	$1,114
OSI Systems, Inc.*	5	1,093
Tutor Perini Corp.	13	1,079
Griffon Corp.	11	1,073
Standex International Corp.	3	1,073
Cactus, Inc. — Class A	20	1,025
Bel Fuse, Inc. — Class B	3	999
Avient Corp.	27	998
Knowles Corp.*	24	996
Benchmark Electronics, Inc.	10	987
Kadant, Inc.	3	943
NuScale Power Corp.*	93	933
International Seaways, Inc.	12	919
Archer Aviation, Inc. — Class A*	192	908
Scorpio Tankers, Inc.	13	900
ArcBest Corp.	6	861
Exponent, Inc.	14	823
Helios Technologies, Inc.	9	803
Trinity Industries, Inc.	23	795
Boise Cascade Co.	10	776
Kennametal, Inc.	22	771
Intuitive Machines, Inc. — Class A*	36	770
Atkore, Inc.	10	760
Centuri Holdings, Inc.*	25	756
Hub Group, Inc. — Class A	17	744
Ducommun, Inc.*	4	741
Werner Enterprises, Inc.	17	741
Astronics Corp.*	9	731
DHT Holdings, Inc.	42	694
Redwire Corp.*	56	685
Firefly Aerospace, Inc.*	23	676
DXP Enterprises, Inc.*	4	675
Masterbrand, Inc.*	58	597
Albany International Corp. — Class A	8	596
Proto Labs, Inc.*	7	571
Gorman-Rupp Co.	6	550
Amprius Technologies, Inc.*	39	541
American Superconductor Corp.*	13	540
Enerpac Tool Group Corp. — Class A	15	538
Babcock & Wilcox Enterprises, Inc.*	38	536
CTS Corp.	8	522
Greif, Inc. — Class A	7	521
Alamo Group, Inc.	3	493
Voyager Technologies, Inc. — Class A*	15	484
Worthington Enterprises, Inc.	9	484
Hillman Solutions Corp.*	57	481
Cardinal Infrastructure Group, Inc. — Class A*	5	471
World Kinect Corp.	14	461
Teekay Tankers Ltd. — Class A	7	454
NWPX Infrastructure, Inc.*	3	450
Greenbrier Companies, Inc.	9	441
Tennant Co.	5	438
Astec Industries, Inc.	7	428
O-I Glass, Inc.*	44	424
Allient, Inc.	4	412
Gibraltar Industries, Inc.*	9	406
Myers Industries, Inc.	11	388
Energizer Holdings, Inc.(a)	18	386
Dorian LPG Ltd.	11	383
Napco Security Technologies, Inc.	10	380
Graham Corp.*	3	371
Lindsay Corp.	3	371
TriMas Corp.	8	360
SFL Corporation Ltd. — Class B	35	357
Red Cat Holdings, Inc.*	32	341
Enovix Corp.*	56	340
PureCycle Technologies, Inc.*	41	332
Tecnoglass, Inc.	7	328
Nordic American Tankers Ltd.	59	327
Ryerson Holding Corp.	13	320
Worthington Steel, Inc.	9	302
Marten Transport Ltd.	17	295
Unusual Machines, Inc.*	13	290
Apogee Enterprises, Inc.	6	274
Evolv Technologies Holdings, Inc.*	47	273
LSI Industries, Inc.	10	266
Cadre Holdings, Inc.(a)	9	257
NANO Nuclear Energy, Inc.*	12	254
FLEX LNG Ltd.	9	253
National Presto Industries, Inc.	2	250
Limbach Holdings, Inc.*	3	231
Willis Lease Finance Corp.	1	229
Kopin Corp.*	50	224
Genco Shipping & Trading Ltd.	9	223
CryoPort, Inc.*	14	220
Janus International Group, Inc.*	38	211
Navigator Holdings Ltd.	11	205
Onterris, Inc.*	10	202
Mesa Laboratories, Inc.	2	199
Smith & Wesson Brands, Inc.	13	196
Park Aerospace Corp.	5	191
Ardagh Metal Packaging S.A.	40	190
Metallus, Inc.*	10	187
Orion Group Holdings, Inc.*	11	185
LSB Industries, Inc.*	17	184
Costamare, Inc.	13	182
Kimball Electronics, Inc.*	7	179
Covenant Logistics Group, Inc. — Class A	4	177
Beta Technologies, Inc. — Class A*	10	167
Heartland Express, Inc.	11	167
Eastman Kodak Co.*	18	166
Teekay Corp. Ltd.	16	160
Enviri Corp.*	7	154
Insteel Industries, Inc.	5	151
Sturm Ruger & Company, Inc.	4	151

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 177

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

INDUSTRIAL - 2.3% (continued)
Mayville Engineering
Company, Inc.*	4	$150
TAT Technologies Ltd.*	3	145
Luxfer Holdings plc	8	144
Ardmore Shipping Corp.	10	140
Manitowoc Company, Inc.*	10	139
Aebi Schmidt Holding AG	11	138
Energy Recovery, Inc.*	15	135
L B Foster Co. — Class A*	3	135
Titan America S.A.	7	131
York Space Systems, Inc.*,(a)	5	123
Columbus McKinnon Corp.	8	121
Aspen Aerogels, Inc.*	19	120
Bowman Consulting Group Ltd.*	4	117
Park-Ohio Holdings Corp.	3	115
Richtech Robotics, Inc. — Class B*	53	112
Himalaya Shipping Ltd.	8	107
Hyster-Yale, Inc.	3	105
NVE Corp.	1	105
Aevex Corp. — Class A*	5	104
Ranpak Holdings Corp. — Class A*	14	102
Safe Bulkers, Inc.	16	101
M-Tron Industries, Inc.*	1	99
Latham Group, Inc.*	15	97
Forward Air Corp.*	7	95
Radiant Logistics, Inc.*	10	95
Greif, Inc. — Class B	1	94
Lightbridge Corp.*	10	88
Mistras Group, Inc.*,(a)	5	87
TSS, Inc.*	7	86
Power Solutions International, Inc.*	2	78
Virgin Galactic Holdings, Inc.*	27	78
Energy Services of America Corp.	4	77
Concrete Pumping Holdings, Inc.*	6	72
Innovative Solutions and Support, Inc.*	4	72
Outdoor Holding Co.*	31	71
Perma-Fix Environmental Services, Inc.*	5	71
908 Devices, Inc.*	8	70
Eve Holding, Inc.*	28	70
Twin Disc, Inc.	3	70
Espey Mfg. & Electronics Corp.	1	67
Karat Packaging, Inc.	2	67
Pangaea Logistics Solutions Ltd.	10	65
Pure Cycle Corp.*	6	64
Tredegar Corp.*	8	64
AerSale Corp.*	10	63
Clearwater Paper Corp.*	4	63
Palladyne AI Corp.*,(a)	10	61
Sight Sciences, Inc.*	11	60
Elmet Group Co.*	3	59
Pro-Dex, Inc.*	1	59
Stoneridge, Inc.*	8	59
Taylor Devices, Inc.*	1	59
SmartRent, Inc.*	49	58
Perma-Pipe International Holdings, Inc.*	2	54
AirJoule Technologies Corp.*	9	50
Turtle Beach Corp.*	4	50
Energous Corp.*	2	48
Proficient Auto Logistics, Inc.*	7	48
Starfighters Space, Inc.*,(a)	9	48
Core Molding Technologies, Inc.*	2	47
Gencor Industries, Inc.*	3	45
AIRO Group Holdings, Inc.*	6	44
Ampco-Pittsburgh Corp.*	5	43
ChargePoint Holdings, Inc.*	7	41
FreightCar America, Inc.*	4	39
Innovate Corp.*	2	37
Costamare Bulkers Holdings Ltd.*	2	35
Omega Flex, Inc.	1	31
GoPro, Inc. — Class A*	38	30
GrafTech International Ltd.*	5	30
Universal Logistics Holdings, Inc.	2	30
Smith-Midland Corp.*	1	29
Syntec Optics Holdings, Inc.*	2	25
Net Power, Inc.*	12	20
PAMT CORP*	1	14
NLI Holdings, Inc.	2	12
Shimmick Corp.*	1	5
Total Industrial		128,944

CONSUMER, CYCLICAL - 1.7%
FirstCash Holdings, Inc.	12	2,596
Brinker International, Inc.*	12	2,016
Taylor Morrison Home Corp. — Class A*	27	1,937
VSE Corp.	8	1,828
Garrett Motion, Inc.	50	1,811
Life Time Group Holdings, Inc.*	42	1,715
Victoria's Secret & Co.*	20	1,670
Installed Building Products, Inc.	7	1,609
Meritage Homes Corp.	19	1,593
Boot Barn Holdings, Inc.*	9	1,478
Champion Homes, Inc.*	16	1,410
PriceSmart, Inc.	7	1,367
Kontoor Brands, Inc.	16	1,333
Rush Enterprises, Inc. — Class A	18	1,314
OPENLANE, Inc.*	30	1,237
Cavco Industries, Inc.*	2	1,229
Resideo Technologies, Inc.*	39	1,213
Asbury Automotive Group, Inc.*	6	1,206
Urban Outfitters, Inc.*	17	1,205
Abercrombie & Fitch Co. — Class A*	13	1,170
M/I Homes, Inc.*	7	1,126
Polaris, Inc.	16	1,095
SkyWest, Inc.*	11	1,093

178 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

CONSUMER, CYCLICAL - 1.7% (continued)
Dorman Products, Inc.*	8	$1,092
KB Home	17	1,064
Advance Auto Parts, Inc.	17	1,058
UniFirst Corp.	4	1,058
Cheesecake Factory, Inc.(a)	13	1,034
Cinemark Holdings, Inc.	30	952
Acushnet Holdings Corp.	8	948
Signet Jewelers Ltd.	11	948
Red Rock Resorts, Inc. — Class A	14	911
Phinia, Inc.	11	906
Academy Sports & Outdoors, Inc.(a)	19	895
Madison Square Garden Entertainment Corp. — Class A*	11	890
Steven Madden Ltd.	21	884
Versigent plc*	21	882
Warby Parker, Inc. — Class A*	29	880
Group 1 Automotive, Inc.	3	874
Lionsgate Studios Corp.*	57	873
Dana, Inc.	32	871
Rush Street Interactive, Inc. — Class A*	29	862
HNI Corp.	21	849
Hilton Grand Vacations, Inc.*	16	838
Allegiant Travel Co.*	7	823
OneSpaWorld Holdings Ltd.	29	819
Marriott Vacations Worldwide Corp.	8	815
Patrick Industries, Inc.	9	808
Visteon Corp.	8	794
Penn Entertainment, Inc.*	37	790
American Eagle Outfitters, Inc.	45	774
Callaway Golf Co.*	40	752
Newell Brands, Inc.	122	749
LCI Industries	7	741
Harley-Davidson, Inc.	30	734
Atlanta Braves Holdings, Inc. — Class C*	14	727
Green Brick Partners, Inc.*	9	720
Blue Bird Corp.*	9	711
Peloton Interactive, Inc. — Class A*	116	686
RH*	4	659
Super Group SGHC Ltd.	47	637
Capri Holdings Ltd.*	34	631
Shake Shack, Inc. — Class A*	11	616
Interface, Inc. — Class A	17	609
Six Flags Entertainment Corp.*	28	596
JetBlue Airways Corp.*	97	556
Kohl's Corp.	31	549
Central Garden & Pet Co. — Class A*	14	543
Goodyear Tire & Rubber Co.*	80	528
IMAX Corp.*	13	518
Century Communities, Inc.	7	502
La-Z-Boy, Inc.	12	481
Sonos, Inc.*	35	474
Leggett & Platt, Inc.	39	457
National Vision Holdings, Inc.*	23	437
Adient plc*	23	423
Winmark Corp.	1	423
Carter's, Inc.	10	412
Millerknoll, Inc.	20	409
Wolverine World Wide, Inc.	24	397
Sally Beauty Holdings, Inc.*,(a)	28	396
Lindblad Expeditions Holdings, Inc.*	14	395
Monarch Casino & Resort, Inc.	3	395
LGI Homes, Inc.*	6	382
Wendy's Co.(a)	46	381
Buckle, Inc.	9	380
Douglas Dynamics, Inc.	7	378
Dauch Corp.*	67	363
Under Armour, Inc. — Class A*	55	351
XPEL, Inc.*,(a)	7	347
Global Business Travel Group I*	36	338
G-III Apparel Group Ltd.	10	337
AMC Entertainment Holdings, Inc. — Class A*	177	336
Pursuit Attractions and Hospitality, Inc.*	6	336
Papa John's International, Inc.	9	331
Under Armour, Inc. — Class C*	53	330
Cracker Barrel Old Country Store, Inc.	6	320
Alliance Laundry Holdings, Inc.*	12	318
ScanSource, Inc.*	6	313
Gentherm, Inc.*	9	307
BJ's Restaurants, Inc.*	5	304
Brightstar Lottery plc	28	300
United Parks & Resorts, Inc.*	6	286
indie Semiconductor, Inc. — Class A*,(a)	61	274
Sweetgreen, Inc. — Class A*	30	264
Sonic Automotive, Inc. — Class A	3	254
Gold.com, Inc.	6	250
Winnebago Industries, Inc.(a)	8	250
Lucid Group, Inc.*,(a)	36	241
Standard Motor Products, Inc.	6	234
First Watch Restaurant Group, Inc.*	18	232
Aeva Technologies, Inc.*	8	230
Bloomin' Brands, Inc.	25	229
Rush Enterprises, Inc. — Class B	3	229
MarineMax, Inc.*	6	220
PC Connection, Inc.	3	219
Daktronics, Inc.*,(a)	11	215
ThredUp, Inc. — Class A*	30	205
Fox Factory Holding Corp.*	12	203
Sabre Corp.*	97	203
Beazer Homes USA, Inc.*	7	196
Forestar Group, Inc.*	6	190

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 179

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

CONSUMER, CYCLICAL - 1.7% (continued)
Methode Electronics, Inc.	10	$190
Accel Entertainment, Inc. — Class A*	15	189
Hyliion Holdings Corp.*	36	188
Arko Corp.	21	169
Ermenegildo Zegna N.V.	13	169
Malibu Boats, Inc. — Class A*	6	165
Movado Group, Inc.	4	157
Ethan Allen Interiors, Inc.	7	156
XMAX, Inc.*	17	155
Miller Industries, Inc.	3	153
Solid Power, Inc.*	58	150
Wabash National Corp.	11	148
Dine Brands Global, Inc.	4	144
Falcon's Beyond Global, Inc. — Class A*,(a)	8	143
Hovnanian Enterprises, Inc. — Class A*	1	142
Marcus Corp.	6	141
Oxford Industries, Inc.(a)	4	139
Dream Finders Homes, Inc. — Class A*,(a)	8	138
Camping World Holdings, Inc. — Class A	18	137
El Pollo Loco Holdings, Inc.*	8	136
Cooper-Standard Holdings, Inc.*	5	135
Frontier Group Holdings, Inc.*	17	134
Global Industrial Co.	4	134
MasterCraft Boat Holdings, Inc.*	5	129
Titan Machinery, Inc.*	6	127
Arhaus, Inc. — Class A	15	126
BlueLinx Holdings, Inc.*	2	124
Titan International, Inc.*	15	116
Kura Sushi USA, Inc. — Class A*	2	115
Atlanta Braves Holdings, Inc. — Class A*	2	113
Caleres, Inc.	9	111
Savers Value Village, Inc.*	11	111
Xperi, Inc.*	13	107
Haverty Furniture Companies, Inc.	4	102
Genesco, Inc.*	3	101
Clean Energy Fuels Corp.*	47	96
Bob's Discount Furniture, Inc.*,(a)	6	95
Build-A-Bear Workshop, Inc.	3	92
Johnson Outdoors, Inc. — Class A	2	92
Dave & Buster's Entertainment, Inc.*	8	91
Portillo's, Inc. — Class A*	19	90
Central Garden & Pet Co.*	2	89
Starz Entertainment Corp.*	3	87
Republic Airways Holdings, Inc.*	4	84
Rocky Brands, Inc.	2	82
Krispy Kreme, Inc.*	23	81
Strattec Security Corp.*	1	81
Yesway, Inc. — Class A*	4	81
Jack in the Box, Inc.*	5	79
Weyco Group, Inc.	2	79
EVgo, Inc. — Class A*	39	74
Flexsteel Industries, Inc.	1	74
Nu Skin Enterprises, Inc. — Class A	14	74
Shoe Station Group, Inc.	5	74
Funko, Inc. — Class A*	12	71
Petco Health & Wellness Company, Inc. — Class A*	26	71
Zumiez, Inc.*	4	71
JAKKS Pacific, Inc.	3	70
Microvast Holdings, Inc.*	60	70
SES AI Corp.*	72	69
Webtoon Entertainment, Inc.*	6	69
Xponential Fitness, Inc. — Class A*	10	69
Lovesac Co.*	4	67
Barnes & Noble Education, Inc.*	5	63
Hudson Technologies, Inc.*	11	63
Fossil Group, Inc.*	15	62
Motorcar Parts of America, Inc.*	4	61
Reservoir Media, Inc.*	6	59
Citi Trends, Inc.*	1	58
Designer Brands, Inc. — Class A	10	58
Envela Corp.*	2	58
Inspired Entertainment, Inc.*	7	58
Holley, Inc.*	22	56
RCI Hospitality Holdings, Inc.	2	55
Hamilton Beach Brands Holding Co. — Class A	2	46
Commercial Vehicle Group, Inc.*	9	42
Bally's Corp.*	3	41
Black Rock Coffee Bar, Inc. — Class A*	5	41
Superior Group of Companies, Inc.	3	39
Escalade, Inc.	2	38
OneWater Marine, Inc. — Class A*	3	34
J Jill, Inc.(a)	2	32
Venu Holding Corp.*	14	32
EVI Industries, Inc.	2	30
RideNow Group, Inc.*	4	27
Lifetime Brands, Inc.	3	26
Tron, Inc.*	15	24
Playboy, Inc.*	16	20
Torrid Holdings, Inc.*	10	19
Wheels Up Experience, Inc.*	2	18
Comstock Holding Companies, Inc.*	1	16
OPAL Fuels, Inc. — Class A*	6	13
flyExclusive, Inc.*	4	8
Rent the Runway, Inc. — Class A*	2	6
Livewire Group, Inc.*	4	4
Total Consumer, Cyclical		96,705

180 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

TECHNOLOGY - 1.6%
MaxLinear, Inc.*	25	$3,201
JFrog Ltd.*	31	2,817
D-Wave Quantum, Inc.*	105	2,519
Kulicke & Soffa Industries, Inc.	15	2,006
Silicon Laboratories, Inc.*	9	1,967
ACM Research, Inc. — Class A*	15	1,903
Ultra Clean Holdings, Inc.*	13	1,854
Commvault Systems, Inc.*	13	1,842
Rigetti Computing, Inc.*	95	1,835
Axcelis Technologies, Inc.*	9	1,705
Clear Secure, Inc. — Class A	27	1,505
ACI Worldwide, Inc.*	29	1,458
Diodes, Inc.*	13	1,423
Qualys, Inc.*	10	1,375
Synaptics, Inc.*,(a)	11	1,367
Varonis Systems, Inc. — Class B*	32	1,343
Power Integrations, Inc.	16	1,340
AXT, Inc.*	18	1,297
Veeco Instruments, Inc.*	17	1,289
Zeta Global Holdings Corp. — Class A*	65	1,279
Tenable Holdings, Inc.*	33	1,217
ServiceTitan, Inc. — Class A*	17	1,202
Impinj, Inc.*	8	1,146
Ouster, Inc.*	18	1,125
Penguin Solutions, Inc.*	14	1,064
Adeia, Inc.	32	1,054
Box, Inc. — Class A*	39	1,035
Ambarella, Inc.*	12	1,030
Hinge Health, Inc. — Class A*	12	996
Insight Enterprises, Inc.*	8	974
Cohu, Inc.*	13	961
Teradata Corp.*	27	936
Navitas Semiconductor Corp. — Class A*	52	932
NCR Atleos Corp.*	21	912
NetScout Systems, Inc.*	20	871
Aehr Test Systems*	9	865
Maximus, Inc.	16	860
Digi International, Inc.*	11	824
Fastly, Inc. — Class A*	44	808
SoundHound AI, Inc. — Class A*,(a)	114	738
Agilysys, Inc.*	7	731
Workiva, Inc. — Class A*	15	728
Pitney Bowes, Inc.	41	718
Crane NXT Co.	14	716
Navan, Inc. — Class A*	30	686
Innodata, Inc.*	9	680
LiveRamp Holdings, Inc.*	18	678
HeartFlow, Inc.*	23	675
Waystar Holding Corp.*	32	657
PDF Solutions, Inc.*	9	637
SPS Commerce, Inc.*	11	629
Freshworks, Inc. — Class A*	61	617
V2X, Inc.*	8	596
Braze, Inc. — Class A*,(a)	27	586
Quantum Computing, Inc.*,(a)	59	572
Photronics, Inc.*	17	553
AvePoint, Inc.*	48	538
NextNav, Inc.*	29	517
BigBear.ai Holdings, Inc.*	139	510
Diebold Nixdorf, Inc.*	6	510
nCino, Inc.*	31	507
Bandwidth, Inc. — Class A*	8	506
Arteris, Inc.*	10	486
Five9, Inc.*	22	469
Vishay Precision Group, Inc.*	3	450
Ambiq Micro, Inc.*	5	442
Infleqtion, Inc.*	33	440
DoubleVerify Holdings, Inc.*	40	434
DXC Technology Co.*	49	434
Porch Group, Inc.*,(a)	28	421
Digital Turbine, Inc.*	32	413
Genius Sports Ltd.*	68	412
Intapp, Inc.*	16	403
Progress Software Corp.*	12	403
BlackLine, Inc.*,(a)	14	393
Wolfspeed, Inc.*,(a)	8	386
SkyWater Technology, Inc.*	11	383
CEVA, Inc.*	8	377
C3.ai, Inc. — Class A*	39	355
ACV Auctions, Inc. — Class A*	49	352
Globant S.A.*	12	347
Alkami Technology, Inc.*	19	344
Alpha & Omega Semiconductor Ltd.*	7	331
NCR Voyix Corp.*	40	327
Blackbaud, Inc.*	10	296
Donnelley Financial Solutions, Inc.*	7	294
Life360, Inc.*	5	277
Via Transportation, Inc. — Class A*	15	272
Concentrix Corp.	12	269
Mitek Systems, Inc.*	13	262
Schrodinger Incorporated/ United States*	16	260
SHARPLINK, Inc.*	53	254
Appian Corp. — Class A*	11	252
Vertex, Inc. — Class A*	21	241
PagerDuty, Inc.*	23	222
GigaCloud Technology, Inc. — Class A*	7	221
Omada Health, Inc.*	10	219
Everforth, Inc.*	12	214
Talkspace, Inc.*	41	213
PAR Technology Corp.*	12	209
Amplitude, Inc. — Class A*	27	207
ZoomInfo Technologies, Inc. — Class A*	70	205
Asana, Inc. — Class A*	28	196
Consensus Cloud Solutions, Inc.*	5	191
Red Violet, Inc.*	3	191
Evolent Health, Inc. — Class A*	33	179

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

TECHNOLOGY - 1.6% (continued)
Nutex Health, Inc.*	1	$171
Rackspace Technology, Inc.*	26	170
OneSpan, Inc.	11	158
Rapid7, Inc.*	19	154
Cerence, Inc.*	13	147
Everspin Technologies, Inc.*	6	145
Phreesia, Inc.*	14	144
PubMatic, Inc. — Class A*,(a)	11	144
Corsair Gaming, Inc.*	14	135
I3 Verticals, Inc. — Class A*	6	128
3D Systems Corp.*	41	124
Whitefiber, Inc.*	3	117
Yext, Inc.*	25	117
Climb Global Solutions, Inc.	5	116
Weave Communications, Inc.*	19	114
Sprout Social, Inc. — Class A*	15	113
Xerox Holdings Corp.(a)	35	110
One Stop Systems, Inc.*	6	109
Grid Dynamics Holdings, Inc.*	19	108
Claritev Corp. — Class A*	3	102
Ibotta, Inc. — Class A*	3	102
QuickLogic Corp.*	5	100
Atomera, Inc.*	11	96
Duos Technologies Group, Inc.*	8	96
Simulations Plus, Inc.*	5	92
IBEX Holdings Ltd.*	3	91
Blend Labs, Inc. — Class A*	52	89
Aeluma, Inc.*	4	88
Velo3D, Inc.*	5	88
SharonAI Holdings, Inc.*	1	85
TruBridge, Inc.*	3	79
Forward Industries, Inc.*	18	76
Richardson Electronics Ltd.	4	76
Telos Corp.*	16	74
N-able, Inc.*	20	73
GSI Technology, Inc.*	9	70
Unisys Corp.*	19	70
Amtech Systems, Inc.*	3	69
8x8, Inc.*	40	68
McGraw Hill, Inc.*	7	66
Commerce.com, Inc.*	22	65
Viant Technology, Inc. — Class A*	5	63
Cricut, Inc. — Class A	14	61
Conduent, Inc.*	41	60
Playtika Holding Corp.	16	60
Rimini Street, Inc.*	14	60
Vuzix Corp.*	20	58
Asure Software, Inc.*	7	56
inTEST Corp.*	3	55
Immersion Corp.	8	54
Gemini Space Station, Inc. — Class A*	12	51
Swarmer, Inc.*	1	44
Silvaco Group, Inc.*	3	41
EverCommerce, Inc.*,(a)	4	40
ReposiTrak, Inc.	4	36
Domo, Inc. — Class B*	11	34
Kaltura, Inc.*	26	34
Blaize Holdings, Inc.*	24	33
Digimarc Corp.*	4	33
Veritone, Inc.*	24	33
eGain Corp.*	5	31
CS Disco, Inc.*	8	30
Carlsmed, Inc.*	2	21
Intellicheck, Inc.*	5	21
ZenaTech, Inc.*	12	18
Brand Engagement Network, Inc.*	1	17
Total Technology		87,751

ENERGY - 0.9%
Kodiak Gas Services, Inc.	29	2,179
Archrock, Inc.	50	2,036
SM Energy Co.	69	1,801
Golar LNG Ltd.	28	1,396
Noble Corporation plc	37	1,380
Transocean Ltd.*	281	1,374
Magnolia Oil & Gas Corp. — Class A	53	1,356
CNX Resources Corp.*	39	1,323
PBF Energy, Inc. — Class A	28	1,275
Murphy Oil Corp.	39	1,270
Warrior Met Coal, Inc.	15	1,217
Solaris Energy Infrastructure, Inc. — Class A	15	1,207
Liberty Energy, Inc. — Class A	46	1,205
Oceaneering International, Inc.*	29	1,175
Valaris Ltd.*	16	1,162
Core Natural Resources, Inc.	14	1,120
California Resources Corp.	21	1,110
Plug Power, Inc.*	389	1,054
Tidewater, Inc.*	14	933
Patterson-UTI Energy, Inc.	100	918
Helmerich & Payne, Inc.	28	917
Sunrun, Inc.*	66	883
Delek US Holdings, Inc.	17	864
Gulfport Energy Corp.*	5	848
Peabody Energy Corp.	35	809
Par Pacific Holdings, Inc.*	14	785
Crescent Energy Co. — Class A	74	727
Kinetik Holdings, Inc. — Class A	15	725
DNOW, Inc.*	53	687
Seadrill Ltd.*	18	681
Select Water Solutions, Inc. — Class A	32	639
Eos Energy Enterprises, Inc.*,(a)	98	576
Northern Oil & Gas, Inc.(a)	30	545
FuelCell Energy, Inc.*	15	540
National Energy Services Reunited Corp.*	17	509
Fluence Energy, Inc. — Class A*	25	497
Alpha Metallurgical Resources, Inc.*	3	495
T1 Energy, Inc.*	51	483
Shoals Technologies Group, Inc. — Class A*	48	475

182 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

ENERGY - 0.9% (continued)
Talos Energy, Inc.*	36	$465
TETRA Technologies, Inc.*	37	419
ProPetro Holding Corp.*	28	402
Atlas Energy Solutions, Inc.	24	399
NextDecade Corp.*	48	362
REX American Resources Corp.*	8	361
Kosmos Energy Ltd.*	169	357
Expro Group Holdings N.V.*	24	354
Helix Energy Solutions Group, Inc.*	40	350
Nabors Industries Ltd.*	4	336
Bristow Group, Inc.	8	331
Array Technologies, Inc.*,(a)	44	326
Innovex International, Inc.*,(a)	13	322
Green Plains, Inc.*	20	308
Comstock Resources, Inc.*	20	298
Diversified Energy Co.	20	277
Excelerate Energy, Inc. — Class A	7	266
CVR Energy, Inc.	9	248
BKV Corp.*	9	246
Canadian Solar, Inc.*	14	224
Flowco Holdings, Inc. — Class A	10	213
ASP Isotopes, Inc.*	33	205
SunCoke Energy, Inc.	25	201
Energy Vault Holdings, Inc.*	39	184
Hallador Energy Co.*	10	174
RPC, Inc.	29	169
Ramaco Resources, Inc. — Class A*	12	159
VAALCO Energy, Inc.	30	152
Core Laboratories, Inc.	13	151
Forum Energy Technologies, Inc.*	3	151
Vitesse Energy, Inc.	9	142
Riley Exploration Permian, Inc.	4	132
Natural Gas Services Group, Inc.	3	129
Oil States International, Inc.*	16	128
SandRidge Energy, Inc.	9	123
Alto Ingredients, Inc.*	21	120
Sable Offshore Corp.*,(a)	38	117
Matrix Service Co.*	8	110
Civeo Corp.*	3	105
Gevo, Inc.*	68	102
Flotek Industries, Inc.*	4	94
W&T Offshore, Inc.(a)	28	88
Comstock, Inc.*	21	87
Summit Midstream Corp.*	3	85
Ranger Energy Services, Inc. — Class A	5	80
ARKO Petroleum Corp.*	4	75
Granite Ridge Resources, Inc.	16	71
Infinity Natural Resources, Inc. — Class A*,(a)	5	64
Ring Energy, Inc.*	54	58
HMH Holding, Inc. — Class A*	3	56
American Resources Corp.*	25	54
NACCO Industries, Inc. — Class A	1	50
HighPeak Energy, Inc.	7	49
ProFrac Holding Corp. — Class A*	8	46
SEACOR Marine Holdings, Inc.*	6	46
Smart Sand, Inc.	9	45
Amplify Energy Corp.*,(a)	10	40
Kolibri Global Energy, Inc.*	8	40
Evolution Petroleum Corp.	9	33
Epsilon Energy Ltd.	6	32
FutureFuel Corp.	7	32
Aemetis, Inc.*	18	30
Montauk Renewables, Inc.*	19	30
Tigo Energy, Inc.*	11	26
Ramaco Resources, Inc. — Class B	2	17
Toyo Company Ltd.*	2	14
Total Energy		50,136

BASIC MATERIALS - 0.6%
Arcosa, Inc.	14	2,034
Commercial Metals Co.	32	2,008
SSR Mining, Inc.*	63	1,782
Perimeter Solutions, Inc.*	43	1,533
Balchem Corp.	9	1,521
Uranium Energy Corp.*,(a)	141	1,503
Sensient Technologies Corp.	12	1,479
Cabot Corp.	15	1,362
Constellium SE — Class A*	39	1,243
USA Rare Earth, Inc.*	55	1,187
Energy Fuels, Inc.*	72	1,044
Kaiser Aluminum Corp.	5	978
HB Fuller Co.	16	933
Century Aluminum Co.*	20	920
Chemours Co.	44	903
Ashland, Inc.	13	857
Hawkins, Inc.	6	853
Centrus Energy Corp. — Class A*,(a)	5	839
Rogers Corp.*	5	819
Ingevity Corp.*	10	747
Calumet, Inc.*	20	720
Minerals Technologies, Inc.	9	666
Quaker Chemical Corp.(a)	4	635
Novagold Resources, Inc.*	99	591
Innospec, Inc.	7	570
Huntsman Corp.	48	510
Perpetua Resources Corp.*	24	498
Lightwave Logic, Inc.*	46	435
FMC Corp.	36	414
Ecovyst, Inc.*	31	386
Sylvamo Corp.	10	378
Hycroft Mining Holding
Corp. — Class A*	16	374
Stepan Co.	6	334
Ivanhoe Electric Incorporated / US*	34	327
United States Lime & Minerals, Inc.	3	314
Oil-Dri Corporation of America	3	307

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

BASIC MATERIALS - 0.6% (continued)
Compass Minerals
International, Inc.*	9	$280
US Antimony Corp.*,(a)	38	276
McEwen, Inc.*	15	272
REalloys, Inc.*	16	231
Koppers Holdings, Inc.	5	224
Tronox Holdings plc	34	214
NioCorp Developments Ltd.*	41	198
Critical Metals Corp.*	19	195
Elemental Royalty Corp.	10	175
AdvanSix, Inc.	8	159
Ur-Energy, Inc.*	108	147
Dakota Gold Corp.*	33	141
Rayonier Advanced Materials, Inc.*	18	141
Idaho Strategic Resources, Inc.*	4	131
Mativ Holdings, Inc.	16	121
Magnera Corp.*	10	118
Contango Silver & Gold Inc*	7	111
Ferroglobe plc	34	108
Orion S.A.	16	106
American Battery Technology Co.*	37	105
Intrepid Potash, Inc.*	3	98
Caledonia Mining Corporation plc	5	95
Vox Royalty Corp.	18	85
Vista Gold Corp.*	41	78
Encore Energy Corp.*	55	72
Friedman Industries, Inc.	2	64
US Gold Corp.*,(a)	4	61
Gold Resource Corp.*	47	59
Codexis, Inc.*	25	56
Lifezone Metals Ltd.*	11	43
Kronos Worldwide, Inc.	6	38
Valhi, Inc.	1	15
Silver Bow Mining Corp.*	2	14
US Goldmining, Inc.*	1	8
Trinseo plc	9	—
Total Basic Materials		36,243

COMMUNICATIONS - 0.6%
Viasat, Inc.*	36	3,233
Lumen Technologies, Inc.*	276	2,120
Hims & Hers Health, Inc.*	61	2,115
InterDigital, Inc.	7	1,982
Sphere Entertainment Co.*	8	1,384
Opendoor Technologies, Inc.*	268	1,238
Extreme Networks, Inc.*	37	1,198
Telephone and Data Systems, Inc.	29	1,073
Keel Infrastructure Corp.*	168	964
Q2 Holdings, Inc.*	18	866
Stubhub Holdings, Inc. — Class A*	63	811
Vistance Networks, Inc.	63	805
A10 Networks, Inc.	21	785
Magnite, Inc.*	41	778
Cargurus, Inc.*	21	716
ePlus, Inc.	8	666
Calix, Inc.*	17	634
Uniti Group, Inc.*	49	562
Ziff Davis, Inc.*	10	524
Harmonic, Inc.*	32	523
TripAdvisor, Inc.*	32	439
Preformed Line Products Co.	1	411
RealReal, Inc.*	32	377
Yelp, Inc. — Class A*	15	368
Trump Media & Technology Group Corp.*	46	356
USA TODAY Company, Inc.*	39	333
Anterix, Inc.*	3	309
ADTRAN Holdings, Inc.*	22	306
IDT Corp. — Class B	5	291
Liberty Latin America Ltd. — Class C*	37	288
Upwork, Inc.*	34	284
BlackSky Technology, Inc. — Class A*	10	279
Figs, Inc. — Class A*	27	276
Revolve Group, Inc.*	12	275
Liquidity Services, Inc.*	7	274
Backblaze, Inc. — Class A*	17	270
Clear Channel Outdoor Holdings, Inc.*	111	269
LightPath Technologies, Inc. — Class A*	16	262
Entravision Communications Corp. — Class A	18	235
QuinStreet, Inc.*	16	234
Pattern Group, Inc. — Class A*	9	227
Stagwell, Inc. — Class A*	30	223
Liberty Capital Corp. — Class C*	10	216
Shenandoah Telecommunications Co.	14	211
RUM Group, Inc.*,(a)	32	203
Cogent Communications Holdings, Inc.	14	194
HealthStream, Inc.	7	191
EverQuote, Inc. — Class A*	8	190
NETGEAR, Inc.*	8	187
Scholastic Corp.	4	184
Taboola.com Ltd.*	36	180
Sinclair, Inc.	12	171
Groupon, Inc.*	7	168
Sprinklr, Inc. — Class A*	32	165
Satellogic, Inc. — Class A*,(a)	27	154
Nextdoor Holdings, Inc.*	67	152
iHeartMedia, Inc. — Class A*	35	150
Cars.com, Inc.*	13	142
Powerfleet Incorporated NJ*,(a)	36	138
Stitch Fix, Inc. — Class A*	33	136
Ooma, Inc.*	7	134
Frequency Electronics, Inc.*	2	133
Serve Robotics, Inc.*	20	132
Bed Bath & Beyond, Inc.*	21	122
MNTN, Inc. — Class A*	13	120
Clearfield, Inc.*	3	119
Newsmax, Inc.*	14	116

184 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 16.0% (continued)

COMMUNICATIONS - 0.6% (continued)
MediaAlpha, Inc. — Class A*	9	$113
Optimum Communications, Inc. — Class A*	76	110
Grindr, Inc.*	7	101
Gray Media, Inc.	25	99
Shutterstock, Inc.	7	98
Bumble, Inc. — Class A*,(a)	29	93
Open Lending Corp.*	30	93
AMC Global Media, Inc. — Class A*	9	90
BK Technologies Corp.*	1	86
Boston Omaha Corp. — Class A*	6	82
Nexxen International Ltd.*	9	81
ATN International, Inc.	3	79
fuboTV, Inc. — Class A*,(a)	8	74
National CineMedia, Inc.	19	72
Gogo, Inc.*	23	71
Liberty Latin America Ltd. — Class A*	9	71
ZipRecruiter, Inc. — Class A*	19	71
Aviat Networks, Inc.*	3	67
Phoenix Education Partners, Inc.	2	66
Sidus Space, Inc. — Class A*	23	65
Ribbon Communications, Inc.*	27	63
Spok Holdings, Inc.	6	61
Lantronix, Inc.*,(a)	10	59
Cable One, Inc.*	1	53
Angi, Inc. — Class A*	8	48
LifeMD, Inc.*	11	45
EW Scripps Co. — Class A*	16	44
Advantage Solutions, Inc.*	1	43
RF Industries Ltd.*	2	42
KVH Industries, Inc.*	4	40
Soluna Holdings, Inc.*	30	40
Thryv Holdings, Inc.*	10	39
Crexendo, Inc.*	5	37
1stdibs.com, Inc.*	7	34
CuriosityStream, Inc.	12	32
TechTarget, Inc.*	9	32
Inseego Corp.*	3	31
Lands' End, Inc.*	3	31
Tucows, Inc. — Class A*	2	27
Liberty Capital Corp.*	1	22
1-800-Flowers.com, Inc. — Class A*	6	21
KORE Group Holdings, Inc.*	2	18
Lee Enterprises, Inc.*	2	18
Total Communications		36,133

UTILITIES - 0.4%
Ormat Technologies, Inc.	18	1,960
Southwest Gas Holdings, Inc.	21	1,862
Portland General Electric Co.	34	1,762
TXNM Energy, Inc.	30	1,703
Black Hills Corp.	22	1,637
New Jersey Resources Corp.	29	1,625
ONE Gas, Inc.	18	1,387
Brookfield Infrastructure Corp. — Class A	36	1,386
Spire, Inc.	17	1,328
Northwestern Energy Group, Inc.	18	1,289
Otter Tail Corp.	11	990
Avista Corp.	24	982
American States Water Co.	11	909
MGE Energy, Inc.	11	897
Chesapeake Utilities Corp.	7	857
California Water Service Group	17	827
Hawaiian Electric Industries, Inc.*	47	636
H2O America	10	608
Northwest Natural Holding Co.	12	589
Middlesex Water Co.	5	281
Unitil Corp.	5	264
Ameresco, Inc. — Class A*	9	248
York Water Co.	5	153
Consolidated Water Company Ltd.	4	118
Genie Energy Ltd. — Class B	6	87
RGC Resources, Inc.	2	48
Global Water Resources, Inc.	4	29
Total Utilities		24,462

REITS - 0.0%
Highwoods Properties, Inc.	32	965

GOVERNMENT - 0.0%
Bladex, Inc.	8	492

OIL & GAS - 0.0%
Borr Drilling Ltd.*	68	281
Total Common Stocks
(Cost $706,079)		912,952

PREFERRED STOCKS - 0.0%
COMMUNICATIONS - 0.0%
Liberty Latin America Ltd. 9.00%	4	91
Total Preferred Stocks
(Cost $137)		91

RIGHTS - 0.0%
CONSUMER, NON-CYCLICAL - 0.0%
Akero Therapeutics, Inc.*,(b)	19	—
Assertio Holdings, Inc.*,(b)	35	—
Cartesian Therapeutics, Inc.*,(b)	69	—
Sanofi S.A.*	15	—
Tobira Therapeutics, Inc.*,(b)	8	—
Total Consumer, Non-cyclical		—
Total Rights
(Cost $14)		—

EXCHANGE-TRADED FUNDS(c) - 22.9%
Vanguard Russell 2000 ETF	4,679	568,124
iShares Russell 2000 Index ETF	1,889	567,550

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(c) - 22.9% (continued)
Guggenheim Ultra Short Income ETF(d)	3,475	$174,184
Total Exchange-Traded Funds
(Cost $1,000,962)		1,309,858

MUTUAL FUNDS - 3.0%
Guggenheim Ultra Short Duration Fund — Institutional Class(d)	17,110	172,127

Total Mutual Funds
(Cost $167,741)		172,127

MONEY MARKET FUNDS(c) - 1.9%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(e),(f)	109,386	109,386

Total Money Market Funds
(Cost $109,386)		109,386

SECURITIES LENDING COLLATERAL(c) - 0.2%
MONEY MARKET FUNDS - 0.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(e)	9,299	9,299

Total Securities Lending Collateral
(Cost $9,299)		9,299

	FACE AMOUNT
REPURCHASE AGREEMENTS(g) - 35.5%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$1,012,663	1,012,663
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	1,012,615	1,012,615

Total Repurchase Agreements
(Cost $2,025,278)		2,025,278

FEDERAL AGENCY DISCOUNT NOTES - 8.7%
Freddie Mac
3.65% due 07/29/26(h)	500,000	498,584

Total Federal Agency Discount Notes
(Cost $498,584)		498,584

Total Investments - 88.2%
(Cost $4,517,480)		$5,037,575
Other Assets & Liabilities, net - 11.8%		674,761
Total Net Assets - 100.0%		$5,712,336

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Value determined based on Level 3 inputs — See Note 4.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Affiliated issuer.
(e)	Rate indicated is the 7-day yield as of June 30, 2026.
(f)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(g)	Repurchase Agreements — See Note 6.
(h)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

186 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts	10	Sep 2026	$1,522,450	$28,413

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements
BNP Paribas	Russell 2000 Index	Pay	4.18% (Federal Funds Rate + 0.55%)	At Maturity	09/22/26	720	$2,176,042	$133,448
Goldman Sachs International	Russell 2000 Index	Pay	4.33% (Federal Funds Rate + 0.70%)	At Maturity	09/24/26	745	2,251,708	29,243
Barclays Bank plc	Russell 2000 Index	Pay	4.43% (SOFR + 0.75%)	At Maturity	09/28/26	181	547,403	14,819
							$4,975,153	$177,510

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$912,952	$—	(a)	$—	(a)	$912,952
Preferred Stocks	91	—		—		91
Rights	—	—	(a)	—	(a)	—
Exchange-Traded Funds	1,309,858	—		—		1,309,858
Mutual Funds	172,127	—		—		172,127
Money Market Funds	109,386	—		—		109,386
Securities Lending Collateral	9,299	—		—		9,299
Repurchase Agreements	—	2,025,278		—		2,025,278
Federal Agency Discount Notes	—	498,584		—		498,584
Equity Futures Contracts(b)	28,413	—		—		28,413
Equity Index Swap Agreements(b)	—	177,510		—		177,510
Total Assets	$2,542,126	$2,701,372		$—		$5,243,498

(a)	Securities with a market value of $0.
(b)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$173,533	$(46)	$—	$697	$174,184	3,475	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	172,469	—	—	—	(342)	172,127	17,110	5,042
Guggenheim Strategy Fund II	174,304	—	(173,533)	—	(771)	—	—	3,943
	$346,773	$173,533	$(173,579)	$—	$(416)	$346,311		$8,985

188 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
RUSSELL 2000® 1.5x STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value - including $36,925 of securities loaned (cost $2,150,973)	$2,665,986
Investments in affiliated issuers, at value (cost $341,229)	346,311
Repurchase agreements, at value (cost $2,025,278)	2,025,278
Cash	173
Segregated cash due from broker	496,793
Unrealized appreciation on OTC swap agreements	177,510
Receivables:
Fund shares sold	19,952
Variation margin on futures contracts	7,150
Interest	1,182
Dividends	641
Investments sold	511
Securities lending income	13
Total assets	5,741,500

LIABILITIES:
Payable for:
Return of securities lending collateral	9,299
Fund shares redeemed	3,467
Professional fees	3,466
Investment advisory fees	3,116
Transfer agent fees	2,538
Printing fees	2,279
Fund accounting/administration fees	1,725
Servicing fees	991
Trustees’ fees and expenses*	230
Investments purchased	173
Other liabilities	1,880
Total liabilities	29,164
NET ASSETS	$5,712,336

NET ASSETS CONSIST OF:
Paid-in capital	$5,627,101
Total distributable earnings (loss)	85,235
Net assets	$5,712,336
Capital shares outstanding	51,186
Net asset value per share	$111.60

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 189

STATEMENT OF OPERATIONS (Unaudited)
RUSSELL 2000® 1.5x STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $10)	$10,982
Dividends from securities of affiliated issuers	8,985
Interest from securities of unaffiliated issuers	23,012
Income from securities lending, net	35
Total investment income	43,014

EXPENSES:
Investment advisory fees	17,115
Investor service fees	4,754
Transfer agent fees	3,601
Professional fees	2,949
Fund accounting/administration fees	2,536
Printing fees	2,235
Interest expense	452
Custodian fees	444
Trustees’ fees and expenses*	203
Miscellaneous	962
Total expenses	35,251
Less:
Expenses reimbursed by Adviser	(1,902)
Expenses waived by Adviser	(231)
Total waived/reimbursed expenses	(2,133)
Net expenses	33,118
Net investment income	9,896
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	95,537
Swap agreements	298,246
Futures contracts	151,487
Net realized gain	545,270
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	267,872
Investments in affiliated issuers	(416)
Swap agreements	101,399
Futures contracts	54,920
Net change in unrealized appreciation (depreciation)	423,775
Net realized and unrealized gain	969,045
Net increase in net assets resulting from operations	$978,941

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

190 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
RUSSELL 2000® 1.5x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,896	$18,320
Net realized gain (loss) on investments	545,270	(93,525)
Net change in unrealized appreciation (depreciation) on investments	423,775	250,734
Net increase in net assets resulting from operations	978,941	175,529

Distributions to shareholders	—	(43,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,917,060	3,460,089
Distributions reinvested	—	43,942
Cost of shares redeemed	(4,073,791)	(3,914,857)
Net increase (decrease) from capital share transactions	1,843,269	(410,826)
Net increase (decrease) in net assets	2,822,210	(279,239)

NET ASSETS:
Beginning of period	2,890,126	3,169,365
End of period	$5,712,336	$2,890,126

CAPITAL SHARE ACTIVITY:
Shares sold	59,321	45,028
Shares issued from reinvestment of distributions	—	590
Shares redeemed	(42,303)	(52,832)
Net increase (decrease) in shares	17,018	(7,214)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 191

FINANCIAL HIGHLIGHTS
RUSSELL 2000® 1.5x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$84.59	$76.59	$69.76	$58.25	$87.53	$89.86
Income (loss) from investment operations:
Net investment income (loss)(b)	0.25	0.51	0.85	0.75	(0.11)	(0.96)
Net gain (loss) on investments (realized and unrealized)	26.76	8.86	6.80	10.76	(29.17)	18.02
Total from investment operations	27.01	9.37	7.65	11.51	(29.28)	17.06
Less distributions from:
Net investment income	—	(1.37)	(0.82)	—	—	(0.07)
Net realized gains	—	—	—	—	—	(19.32)
Total distributions	—	(1.37)	(0.82)	—	—	(19.39)
Net asset value, end of period	$111.60	$84.59	$76.59	$69.76	$58.25	$87.53

Total Return(c)	31.93%	12.47%	10.95%	19.76%	(33.45)%	19.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,712	$2,890	$3,169	$4,297	$3,364	$7,985
Ratios to average net assets:
Net investment income (loss)	0.52%	0.67%	1.17%	1.22%	(0.17)%	(0.96)%
Total expenses(d)	1.85%	1.92%	1.87%	1.91%	1.87%	1.79%
Net expenses(e)	1.74%	1.80%	1.74%	1.81%	1.79%	1.71%
Portfolio turnover rate	8%	5%	7%	5%	88%	99%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

192 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
RIGHTS - 0.0%
CONSUMER, NON-CYCLICAL - 0.0%
Tobira Therapeutics, Inc.*,(a)	7	$—

Total Rights
(Cost $0)		—

EXCHANGE-TRADED FUNDS(b) - 16.5%
Vanguard Russell 2000 ETF	2,308	280,237
iShares Russell 2000 Index ETF	932	280,020

Total Exchange-Traded Funds
(Cost $408,358)		560,257

MONEY MARKET FUNDS(b) - 2.7%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	90,666	90,666
Total Money Market Funds
(Cost $90,666)		90,666

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 31.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$539,674	539,674
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	539,649	539,649
Total Repurchase Agreements
(Cost $1,079,323)		1,079,323

FEDERAL AGENCY DISCOUNT NOTES - 21.9%
Federal Home Loan Bank
3.60% due 07/10/26(f)	400,000	399,641
Freddie Mac
3.65% due 07/29/26(f)	345,000	344,023
Total Federal Agency Discount Notes
(Cost $743,664)		743,664

U.S. TREASURY BILLS - 14.7%
U.S. Treasury Bills
3.52% due 07/02/26(f)	500,000	499,951
Total U.S. Treasury Bills
(Cost $499,951)		499,951

Total Investments - 87.6%
(Cost $2,821,962)		$2,973,861
Other Assets & Liabilities, net - 12.4%		422,451
Total Net Assets - 100.0%		$3,396,312

*	Non-income producing security.
(a)	Value determined based on Level 3 inputs — See Note 4.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.
(f)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
RUSSELL 2000® 2x STRATEGY FUND

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts	6	Sep 2026	$913,470	$14,200

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements
BNP Paribas	Russell 2000 Index	Pay	4.18% (Federal Funds Rate + 0.55%)	At Maturity	09/22/26	620	$1,874,564	$122,372
Goldman Sachs International	Russell 2000 Index	Pay	4.33% (Federal Funds Rate + 0.70%)	At Maturity	09/24/26	963	2,913,589	51,361
Barclays Bank plc	Russell 2000 Index	Pay	4.43% (SOFR + 0.75%)	At Maturity	09/28/26	161	488,184	13,216
							$5,276,337	$186,949

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	(a)	$—
Exchange-Traded Funds	560,257	—	—		560,257
Money Market Funds	90,666	—	—		90,666
Repurchase Agreements	—	1,079,323	—		1,079,323
Federal Agency Discount Notes	—	743,664	—		743,664
U.S. Treasury Bills	—	499,951	—		499,951
Equity Futures Contracts(b)	14,200	—	—		14,200
Equity Index Swap Agreements(b)	—	186,949	—		186,949
Total Assets	$665,123	$2,509,887	$—		$3,175,010

(a)	Securities with a market value of $0.
(b)	Reported as unrealized appreciation/(depreciation) at period end.

194 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
RUSSELL 2000® 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $1,742,639)	$1,894,538
Repurchase agreements, at value (cost $1,079,323)	1,079,323
Cash	140,000
Segregated cash due from broker	542,236
Unrealized appreciation on OTC swap agreements	186,949
Receivables:
Fund shares sold	7,548
Variation margin on futures contracts	4,290
Interest	383
Total assets	3,855,267

LIABILITIES:
Segregated cash due to broker	300,000
Payable for:
Investments purchased	140,000
Transfer agent fees	3,377
Investment advisory fees	1,947
Fund accounting/administration fees	1,270
Servicing fees	608
Trustees’ fees and expenses*	424
Fund shares redeemed	13
Other liabilities	11,316
Total liabilities	458,955
NET ASSETS	$3,396,312

NET ASSETS CONSIST OF:
Paid-in capital	$6,177,487
Total distributable earnings (loss)	(2,781,175)
Net assets	$3,396,312
Capital shares outstanding	13,943
Net asset value per share	$243.58

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 195

STATEMENT OF OPERATIONS (Unaudited)
RUSSELL 2000® 2x STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$2,360
Interest	51,301
Total investment income	53,661

EXPENSES:
Investment advisory fees	16,579
Investor service fees	4,605
Interest expense	3,418
Transfer agent fees	3,403
Professional fees	2,902
Fund accounting/administration fees	2,574
Printing fees	2,199
Custodian fees	327
Trustees’ fees and expenses*	199
Miscellaneous	929
Total expenses	37,135

Less:
Expenses reimbursed by Adviser	(1,842)
Net expenses	35,293
Net investment income	18,368
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	145
Swap agreements	1,003,568
Futures contracts	202,591
Net realized gain	1,206,304
Net change in unrealized appreciation (depreciation) on:
Investments	101,133
Swap agreements	138,690
Futures contracts	54,349
Net change in unrealized appreciation (depreciation)	294,172
Net realized and unrealized gain	1,500,476
Net increase in net assets resulting from operations	$1,518,844

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

196 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
RUSSELL 2000® 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,368	$139,289
Net realized gain (loss) on investments	1,206,304	(3,235,028)
Net change in unrealized appreciation (depreciation) on investments	294,172	819,222
Net increase (decrease) in net assets resulting from operations	1,518,844	(2,276,517)

Distributions to shareholders	—	(342,757)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,228,650	37,777,102
Distributions reinvested	—	342,757
Cost of shares redeemed	(19,945,291)	(41,323,613)
Net decrease from capital share transactions	(4,716,641)	(3,203,754)
Net decrease in net assets	(3,197,797)	(5,823,028)

NET ASSETS:
Beginning of period	6,594,109	12,417,137
End of period	$3,396,312	$6,594,109

CAPITAL SHARE ACTIVITY:
Shares sold	76,138	243,715
Shares issued from reinvestment of distributions	—	2,345
Shares redeemed	(100,777)	(284,482)
Net decrease in shares	(24,639)	(38,422)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 197

FINANCIAL HIGHLIGHTS
RUSSELL 2000® 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$170.91	$161.25	$149.23	$122.48	$214.85	$273.59
Income (loss) from investment operations:
Net investment income (loss)(b)	0.99	3.96	5.33	3.71	0.58	(3.44)
Net gain (loss) on investments (realized and unrealized)	71.68	14.09 (c)	8.96 (c)	23.17	(92.95)	72.57
Total from investment operations	72.67	18.05	14.29	26.88	(92.37)	69.13
Less distributions from:
Net investment income	—	(8.39)	(0.91)	(0.13)	—	—
Net realized gains	—	—	(1.36)	—	—	(127.87)
Total distributions	—	(8.39)	(2.27)	(0.13)	—	(127.87)
Net asset value, end of period	$243.58	$170.91	$161.25	$149.23	$122.48	$214.85

Total Return(d)	42.52%	12.07%	9.55%	22.00%	(42.99)%	25.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,396	$6,594	$12,417	$11,993	$1,024	$2,521
Ratios to average net assets:
Net investment income (loss)	1.00%	2.57%	3.34%	2.83%	0.40%	(1.23)%
Total expenses	2.02%	1.98%	1.97%	2.11%	1.88%	1.80%
Net expenses(e)	1.92%	1.88%	1.87%	2.04%	1.83%	1.74%
Portfolio turnover rate	—	—	—	—	598%	701%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

198 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INVERSE RUSSELL 2000® STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 4.2%
Guggenheim Ultra Short Income ETF(a)	114	$5,714
Total Exchange-Traded Funds
(Cost $5,558)		5,714

MUTUAL FUNDS - 35.3%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	4,778	48,068
Total Mutual Funds
(Cost $46,824)		48,068

MONEY MARKET FUNDS(b) - 7.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	9,865	9,865
Total Money Market Funds
(Cost $9,865)		9,865

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 18.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$12,873	12,873
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	12,872	12,872
Total Repurchase Agreements
(Cost $25,745)		25,745

U.S. TREASURY BILLS - 18.3%
U.S. Treasury Bills
3.52% due 07/02/26(f)	25,000	24,998
Total U.S. Treasury Bills
(Cost $24,998)		24,998

FEDERAL AGENCY DISCOUNT NOTES - 18.3%
Freddie Mac
3.65% due 07/29/26(f)	25,000	24,929
Total Federal Agency Discount Notes
(Cost $24,929)		24,929

Total Investments - 102.2%
(Cost $137,919)		$139,319
Other Assets & Liabilities, net - (2.2)%		(2,991)
Total Net Assets - 100.0%		$136,328

(a)	Affiliated issuer.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.
(f)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 199

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
INVERSE RUSSELL 2000® STRATEGY FUND

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs International	Russell 2000 Index	Receive	4.08% (Federal Funds Rate + 0.45%)	At Maturity	09/24/26	16	$47,592	$(974)
Barclays Bank plc	Russell 2000 Index	Receive	4.03% (SOFR + 0.35%)	At Maturity	09/28/26	13	39,520	(1,620)
BNP Paribas	Russell 2000 Index	Receive	3.78% (Federal Funds Rate + 0.15%)	At Maturity	09/22/26	16	47,624	(3,153)
							$134,736	$(5,747)

(a)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$5,714	$—	$—	$5,714
Mutual Funds	48,068	—	—	48,068
Money Market Funds	9,865	—	—	9,865
Repurchase Agreements	—	25,745	—	25,745
U.S. Treasury Bills	—	24,998	—	24,998
Federal Agency Discount Notes	—	24,929	—	24,929
Total Assets	$63,647	$75,672	$—	$139,319

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$5,747	$—	$5,747

(a)	Reported as unrealized appreciation/(depreciation) at period end.

200 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INVERSE RUSSELL 2000® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$5,571	$(13)	$—	$156	$5,714	114	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	48,165	—	—	—	(97)	48,068	4,778	1,055
Guggenheim Strategy Fund II	48,886	—	(48,571)	1,026	(1,341)	—	—	1,045
	$97,051	$5,571	$(48,584)	$1,026	$(1,282)	$53,782		$2,100

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 201

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INVERSE RUSSELL 2000® STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $59,792)	$59,792
Investments in affiliated issuers, at value (cost $52,382)	53,782
Repurchase agreements, at value (cost $25,745)	25,745
Segregated cash due from broker	20,000
Receivables:
Interest	208
Total assets	159,527

LIABILITIES:
Unrealized depreciation on OTC swap agreements	5,747
Payable for:
Fund shares redeemed	16,063
Transfer agent fees	258
Fund accounting/administration fees	193
Investment advisory fees	91
Trustees’ fees and expenses*	38
Servicing fees	32
Other liabilities	777
Total liabilities	23,199
NET ASSETS	$136,328

NET ASSETS CONSIST OF:
Paid-in capital	$9,019,986
Total distributable earnings (loss)	(8,883,658)
Net assets	$136,328
Capital shares outstanding	1,395
Net asset value per share	$97.73

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

202 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
INVERSE RUSSELL 2000® STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$115
Dividends from securities of affiliated issuers	2,100
Interest from securities of unaffiliated issuers	4,853
Total investment income	7,068

EXPENSES:
Investment advisory fees	1,642
Investor service fees	456
Transfer agent fees	348
Professional fees	282
Fund accounting/administration fees	237
Printing fees	214
Custodian fees	33
Trustees’ fees and expenses*	19
Miscellaneous	92
Total expenses	3,323
Less:
Expenses reimbursed by Adviser	(183)
Expenses waived by Adviser	(60)
Total waived/reimbursed expenses	(243)
Net expenses	3,080
Net investment income	3,988
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,026
Swap agreements	(246,921)
Net realized loss	(245,895)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(1,282)
Swap agreements	(917)
Net change in unrealized appreciation (depreciation)	(2,199)
Net realized and unrealized loss	(248,094)
Net decrease in net assets resulting from operations	$(244,106)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 203

STATEMENTS OF CHANGES IN NET ASSETS
INVERSE RUSSELL 2000® STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,988	$17,410
Net realized loss on investments	(245,895)	(186,958)
Net change in unrealized appreciation (depreciation) on investments	(2,199)	(9,040)
Net decrease in net assets resulting from operations	(244,106)	(178,588)

Distributions to shareholders	—	(25,607)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,384,239	5,483,606
Distributions reinvested	—	25,607
Cost of shares redeemed	(4,210,931)	(5,828,741)
Net increase (decrease) from capital share transactions	173,308	(319,528)
Net decrease in net assets	(70,798)	(523,723)

NET ASSETS:
Beginning of period	207,126	730,849
End of period	$136,328	$207,126

CAPITAL SHARE ACTIVITY:
Shares sold	37,896	38,135 *
Shares issued from reinvestment of distributions	—	196 *
Shares redeemed	(38,233)	(41,954)*
Net decrease in shares	(337)	(3,623)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025.

204 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INVERSE RUSSELL 2000® STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$119.59	$136.48	$156.87	$176.70	$150.59	$184.79
Income (loss) from investment operations:
Net investment income (loss)(c)	1.22	3.58	5.20	5.55	(0.45)	(1.95)
Net gain (loss) on investments (realized and unrealized)	(23.08)	(16.32)	(14.04)	(25.38)	26.56 (d)	(32.25)
Total from investment operations	(21.86)	(12.74)	(8.84)	(19.83)	26.11	(34.20)
Less distributions from:
Net investment income	—	(4.15)	(11.55)	—	—	—
Total distributions	—	(4.15)	(11.55)	—	—	—
Net asset value, end of period	$97.73	$119.59	$136.48	$156.87	$176.70	$150.59

Total Return(e)	(18.28)%	(9.58)%	(5.64)%	(11.23)%	17.33%	(18.51)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136	$207	$731	$642	$2,082	$344
Ratios to average net assets:
Net investment income (loss)	2.19%	2.61%	3.56%	3.22%	(0.27)%	(1.25)%
Total expenses(f)	1.82%	1.93%	1.85%	1.87%	1.88%	1.79%
Net expenses(g)	1.69%	1.81%	1.72%	1.79%	1.82%	1.71%
Portfolio turnover rate	—	—	—	—	—	250%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 205

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
NOVA FUND

	SHARES	VALUE
COMMON STOCKS - 81.9%

TECHNOLOGY - 28.8%
NVIDIA Corp.	15,578	$3,117,002
Apple, Inc.	9,446	2,733,294
Microsoft Corp.	4,778	1,782,289
Broadcom, Inc.	3,045	1,150,249
Micron Technology, Inc.	725	836,860
Advanced Micro Devices, Inc.*	1,049	609,375
Intel Corp.*	3,039	424,335
Applied Materials, Inc.	510	368,730
Lam Research Corp.	804	348,397
KLA Corp.	840	253,436
Sandisk Corp.*	95	216,004
Texas Instruments, Inc.	585	174,371
Palantir Technologies, Inc. — Class A*	1,477	172,322
International Business Machines Corp.	605	170,132
Marvell Technology, Inc.	563	167,712
Oracle Corp.	1,091	159,886
Western Digital Corp.	222	141,796
Seagate Technology Holdings plc	144	138,960
QUALCOMM, Inc.	678	125,288
Crowdstrike Holdings, Inc. — Class A*	164	125,155
Analog Devices, Inc.	314	124,711
Salesforce, Inc.	526	82,403
Dell Technologies, Inc. — Class C	186	80,251
Cadence Design Systems, Inc.*	177	66,432
ServiceNow, Inc.*	663	65,823
Fortinet, Inc.*	401	61,602
Datadog, Inc. — Class A*	213	55,457
Synopsys, Inc.*	123	54,867
Adobe, Inc.*	260	53,305
Accenture plc — Class A	395	49,154
Teradyne, Inc.	101	48,868
Intuit, Inc.	178	46,458
NXP Semiconductors N.V.	162	45,527
Monolithic Power Systems, Inc.	32	44,235
Lumentum Holdings, Inc.*	50	42,903
Hewlett Packard Enterprise Co.	853	38,479
Microchip Technology, Inc.	348	31,738
Electronic Arts, Inc.	145	29,731
Take-Two Interactive Software, Inc.*	112	27,998
Autodesk, Inc.*	136	26,441
MSCI, Inc. — Class A	47	26,322
ON Semiconductor Corp.*	252	23,824
Roper Technologies, Inc.	65	21,995
Paychex, Inc.	207	20,354
NetApp, Inc.	127	19,654
Fair Isaac Corp.*	15	17,922
Veeva Systems, Inc. — Class A*	97	17,215
Fiserv, Inc.*	343	16,824
Workday, Inc. — Class A*	131	16,037
Fidelity National Information Services, Inc.	332	12,908
HP, Inc.	588	12,901
Cognizant Technology Solutions Corp. — Class A	305	11,813
Akamai Technologies, Inc.*	94	11,112
Super Micro Computer, Inc.*	362	10,617
Broadridge Financial Solutions, Inc.	74	10,134
PTC, Inc.*	74	8,407
Leidos Holdings, Inc.	81	8,341
Zebra Technologies Corp. — Class A*	31	8,161
Tyler Technologies, Inc.*	27	7,896
Skyworks Solutions, Inc.	97	6,577
Jack Henry & Associates, Inc.	46	6,336
Gartner, Inc.*	43	5,574
Total Technology		14,592,900

COMMUNICATIONS - 13.3%
Amazon.com, Inc.*	6,296	1,500,589
Alphabet, Inc. — Class A	3,772	1,348,000
Alphabet, Inc. — Class C	3,040	1,074,123
Meta Platforms, Inc. — Class A	1,413	795,929
Cisco Systems, Inc.	2,541	298,466
Netflix, Inc.*	2,708	193,351
Palo Alto Networks, Inc.*	522	178,012
Corning, Inc.	504	128,737
Verizon Communications, Inc.	2,686	113,725
Arista Networks, Inc.*	664	112,800
Walt Disney Co.	1,117	107,511
Uber Technologies, Inc.*	1,309	94,457
AT&T, Inc.	4,469	92,508
AppLovin Corp. — Class A*	173	89,135
Booking Holdings, Inc.	498	88,763
Comcast Corp. — Class A	2,292	56,269
Robinhood Markets, Inc. — Class A*	509	51,043
T-Mobile US, Inc.	299	50,151
DoorDash, Inc. — Class A*	243	44,841
Ciena Corp.*	91	44,641
Motorola Solutions, Inc.	107	44,436
Warner Bros Discovery, Inc.*	1,594	42,496
Airbnb, Inc. — Class A*	269	38,494
eBay, Inc.	286	31,960
Expedia Group, Inc.	74	18,935
F5, Inc.*	36	14,975
VeriSign, Inc.	53	13,333
Omnicom Group, Inc.	183	13,328
CDW Corp.	82	11,532
EchoStar Corp. — Class A*	88	8,932
Gen Digital, Inc.	355	8,836
Charter Communications, Inc. — Class A*	54	7,679
GoDaddy, Inc. — Class A*	85	7,215
Fox Corp. — Class A	128	6,676
News Corp. — Class A	235	5,835
FactSet Research Systems, Inc.	23	5,292
Trade Desk, Inc. — Class A*	275	4,972
Fox Corp. — Class B	89	4,169
News Corp. — Class B	77	2,161

206 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NOVA FUND

	SHARES	VALUE
COMMON STOCKS - 81.9% (continued)

COMMUNICATIONS - 13.3% (continued)
Paramount Skydance
Corp. — Class B	203	$2,002
Total Communications		6,756,309

CONSUMER, NON-CYCLICAL - 10.6%
Eli Lilly & Co.	509	610,510
Johnson & Johnson	1,548	393,146
AbbVie, Inc.	1,136	285,863
UnitedHealth Group, Inc.	584	242,728
Procter & Gamble Co.	1,498	219,667
Merck & Company, Inc.	1,589	204,187
Coca-Cola Co.	2,491	202,444
Philip Morris International, Inc.	1,003	181,453
Amgen, Inc.	347	125,656
Thermo Fisher Scientific, Inc.	239	119,825
PepsiCo, Inc.	879	119,017
Abbott Laboratories	1,120	101,629
Gilead Sciences, Inc.	799	100,946
Intuitive Surgical, Inc.*	228	90,671
Pfizer, Inc.	3,666	88,277
CVS Health Corp.	821	84,932
Vertex Pharmaceuticals, Inc.*	163	80,967
S&P Global, Inc.	195	79,416
Altria Group, Inc.	1,074	77,274
Danaher Corp.	405	77,144
Bristol-Myers Squibb Co.	1,314	75,713
Stryker Corp.	222	69,894
Quanta Services, Inc.	97	69,844
Medtronic plc	826	64,618
McKesson Corp.	77	58,181
Automatic Data Processing, Inc.	257	57,555
Elevance Health, Inc.	140	54,142
Mondelez International, Inc. — Class A	826	47,776
Colgate-Palmolive Co.	515	47,215
Cigna Group	170	46,866
United Rentals, Inc.	40	45,316
Monster Beverage Corp.*	459	44,119
Moody's Corp.	97	43,933
Boston Scientific Corp.*	956	40,802
Regeneron Pharmaceuticals, Inc.	64	39,907
HCA Healthcare, Inc.	100	38,989
Cintas Corp.	219	37,248
Corteva, Inc.	430	36,417
Cardinal Health, Inc.	151	35,872
Cencora, Inc.	125	35,372
Edwards Lifesciences Corp.*	370	33,470
Humana, Inc.	77	30,586
Keurig Dr Pepper, Inc.	875	28,639
IDEXX Laboratories, Inc.*	51	26,848
Becton Dickinson & Co.	177	26,785
Block, Inc.*	344	26,144
Sysco Corp.	308	25,743
PayPal Holdings, Inc.	567	24,483
Agilent Technologies, Inc.	182	24,175
Archer-Daniels-Midland Co.	310	23,684
Waters Corp.*	63	23,628
Kenvue, Inc.	1,235	23,601
Kimberly-Clark Corp.	214	23,491
IQVIA Holdings, Inc.*	107	20,675
Biogen, Inc.*	95	20,526
Kroger Co.	365	20,268
Zoetis, Inc.	270	19,402
Centene Corp.*	302	19,385
GE HealthCare Technologies, Inc.	293	18,755
ResMed, Inc.	93	18,124
Dexcom, Inc.*	248	16,703
Hershey Co.	95	16,668
West Pharmaceutical Services, Inc.	45	16,155
Moderna, Inc.*	227	15,897
Verisk Analytics, Inc. — Class A	84	15,081
Quest Diagnostics, Inc.	71	15,048
Labcorp Holdings, Inc.	53	14,840
Church & Dwight Company, Inc.	152	14,726
Corpay, Inc.*	42	13,997
STERIS plc	63	13,266
Kraft Heinz Co.	549	12,967
Estee Lauder Companies, Inc. — Class A	159	12,553
Constellation Brands, Inc. — Class A	90	12,518
Incyte Corp.*	108	12,243
Equifax, Inc.	77	12,221
General Mills, Inc.	343	11,936
Viatris, Inc.	749	11,894
Global Payments, Inc.	150	10,884
Zimmer Biomet Holdings, Inc.	124	10,675
Tyson Foods, Inc. — Class A	181	10,362
Bunge Global S.A.	87	9,286
Cooper Companies, Inc.*	126	9,035
McCormick & Company, Inc.	163	8,218
Revvity, Inc.(a)	72	8,011
Avery Dennison Corp.	49	7,955
Rollins, Inc.	189	7,889
J M Smucker Co.	69	7,763
Clorox Co.	78	7,444
Solventum Corp.*	95	7,329
Align Technology, Inc.*	43	7,252
Bio-Techne Corp.	101	7,136
Baxter International, Inc.	332	7,078
Charles River Laboratories International, Inc.*	31	7,030
Insulet Corp.*	45	6,851
Henry Schein, Inc.*	62	5,178
Universal Health Services, Inc. — Class B	34	5,055
DaVita, Inc.*	21	4,672
Hormel Foods Corp.	188	4,666
Molson Coors Beverage Co. — Class B	103	4,013
Brown-Forman Corp. — Class B	108	2,878
Total Consumer, Non-cyclical		5,359,316

FINANCIAL - 10.5%
Berkshire Hathaway, Inc. — Class B*	1,179	589,960

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NOVA FUND

	SHARES	VALUE
COMMON STOCKS - 81.9% (continued)

FINANCIAL - 10.5% (continued)
JPMorgan Chase & Co.	1,724	$564,317
Visa, Inc. — Class A	1,068	366,420
Mastercard, Inc. — Class A	519	266,558
Bank of America Corp.	4,200	239,316
Goldman Sachs Group, Inc.	190	192,160
Wells Fargo & Co.	1,968	162,636
Morgan Stanley	771	161,170
Citigroup, Inc.	1,097	153,536
American Express Co.	342	115,682
Welltower, Inc. REIT	454	103,044
Charles Schwab Corp.	1,052	97,068
Blackrock, Inc.	93	89,425
Progressive Corp.	376	82,137
Prologis, Inc. REIT	600	81,282
Capital One Financial Corp.	400	80,248
Chubb Ltd.	232	79,052
Equinix, Inc. REIT	63	65,671
Bank of New York Mellon Corp.	441	63,773
PNC Financial Services Group, Inc.	258	63,525
U.S. Bancorp	998	60,279
Blackstone, Inc.	478	56,246
Marsh & McLennan Companies, Inc.	310	51,668
CME Group, Inc.	233	51,453
American Tower Corp. REIT	300	49,071
Simon Property Group, Inc. REIT	209	46,743
Aon plc — Class A	137	45,442
Travelers Companies, Inc.	137	45,226
Intercontinental Exchange, Inc.	364	44,812
KKR & Company, Inc.	445	40,842
Truist Financial Corp.	801	39,906
Allstate Corp.	166	39,498
Digital Realty Trust, Inc. REIT	212	38,071
Arthur J Gallagher & Co.	165	37,879
Realty Income Corp. REIT	600	37,176
Apollo Global Management, Inc.	297	35,138
Aflac, Inc.	295	34,589
Fifth Third Bancorp	583	32,864
Public Storage REIT	102	32,468
State Street Corp.	178	30,189
MetLife, Inc.	348	29,444
Ventas, Inc. REIT	313	27,794
Ameriprise Financial, Inc.	58	26,608
American International Group, Inc.	341	25,415
CBRE Group, Inc. — Class A*	188	25,322
Interactive Brokers Group, Inc. — Class A	287	24,981
Iron Mountain, Inc. REIT	191	24,125
Prudential Financial, Inc.	223	24,068
Hartford Insurance Group, Inc.	176	23,324
Huntington Bancshares, Inc.	1,304	23,120
Nasdaq, Inc.	287	22,621
M&T Bank Corp.	94	22,373
Arch Capital Group Ltd.*	224	21,741
Crown Castle, Inc. REIT	281	21,280
Coinbase Global, Inc. — Class A*,(a)	143	20,905
Northern Trust Corp.	119	20,687
Extra Space Storage, Inc. REIT	136	19,761
Citizens Financial Group, Inc.	272	19,059
VICI Properties, Inc. — Class A REIT	703	18,665
Cincinnati Financial Corp.	99	18,329
Raymond James Financial, Inc.	112	17,027
AvalonBay Communities, Inc. REIT	89	16,793
Regions Financial Corp.	549	16,580
Synchrony Financial	216	16,427
Cboe Global Markets, Inc.	67	16,259
Willis Towers Watson plc	61	15,944
T. Rowe Price Group, Inc.	138	15,689
Ares Management Corp. — Class A	136	15,138
Equity Residential REIT	219	14,877
KeyCorp	593	13,669
Principal Financial Group, Inc.	126	13,580
W R Berkley Corp.	189	13,330
Loews Corp.	109	12,340
SBA Communications Corp. — Class A REIT	68	11,999
Brown & Brown, Inc.	187	11,996
Essex Property Trust, Inc. REIT	41	11,955
Weyerhaeuser Co. REIT	464	11,108
Kimco Realty Corp. REIT	434	11,002
Invitation Homes, Inc. REIT	352	10,634
Mid-America Apartment Communities, Inc. REIT	75	10,421
Host Hotels & Resorts, Inc. REIT	410	9,721
Healthpeak Properties, Inc. REIT	443	9,480
Globe Life, Inc.	50	8,934
Everest Group Ltd.	25	8,931
Assurant, Inc.	32	8,593
Regency Centers Corp. REIT	106	8,452
UDR, Inc. REIT	190	7,585
Invesco Ltd.	285	7,521
CoStar Group, Inc.*	263	7,448
Camden Property Trust REIT	65	7,442
Franklin Resources, Inc.	197	6,554
BXP, Inc. REIT	95	6,299
Federal Realty Investment Trust REIT	51	6,295
Alexandria Real Estate Equities, Inc. REIT	101	5,338
Erie Indemnity Co. — Class A	16	3,836
Total Financial		5,315,359

INDUSTRIAL - 7.1%
Caterpillar, Inc.	296	315,210
General Electric Co.	671	250,773
GE Vernova, Inc.	173	203,251
RTX Corp.	866	164,306
Amphenol Corp. — Class A	791	139,469

208 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NOVA FUND

	SHARES	VALUE
COMMON STOCKS - 81.9% (continued)

INDUSTRIAL - 7.1% (continued)
Boeing Co.*	507	$109,750
Eaton Corporate plc	250	106,530
Union Pacific Corp.	382	103,904
Deere & Co.	162	102,761
Vertiv Holdings Co. — Class A	247	82,701
Parker-Hannifin Corp.	81	79,228
Trane Technologies plc	142	69,745
Howmet Aerospace, Inc.	257	69,097
Lockheed Martin Corp.	131	66,739
General Dynamics Corp.	163	57,741
Johnson Controls International plc	392	57,275
CSX Corp.	1,195	56,798
3M Co.	335	54,240
Waste Management, Inc.	238	53,045
United Parcel Service, Inc. — Class B	480	51,600
Emerson Electric Co.	360	51,534
Coherent Corp.*	126	49,703
TransDigm Group, Inc.	36	47,953
CRH plc	430	46,010
Honeywell International, Inc.	204	45,676
Comfort Systems USA, Inc.	23	45,585
Illinois Tool Works, Inc.	168	45,439
Norfolk Southern Corp.	144	45,301
Honeywell Aerospace, Inc.*	204	45,100
FedEx Corp.	141	44,151
Northrop Grumman Corp.	86	43,801
Keysight Technologies, Inc.*	110	38,508
Flex Ltd.*	236	38,248
TE Connectivity plc	188	37,903
Carrier Global Corp.	502	36,822
Rockwell Automation, Inc.	72	35,646
AMETEK, Inc.	147	35,565
L3Harris Technologies, Inc.	120	34,871
Westinghouse Air Brake Technologies Corp.	109	29,386
Axon Enterprise, Inc.*	52	29,152
Republic Services, Inc. — Class A	129	27,487
Jabil, Inc.	68	26,213
Old Dominion Freight Line, Inc.	118	25,559
Garmin Ltd.	105	24,942
Vulcan Materials Co.	83	24,486
EMCOR Group, Inc.	29	24,066
Martin Marietta Materials, Inc.	39	22,491
Teledyne Technologies, Inc.*	30	20,007
Dover Corp.	87	19,512
Ingersoll Rand, Inc.	229	18,776
Xylem, Inc.	153	18,086
Hubbell, Inc. — Class B	34	17,789
Otis Worldwide Corp.	247	17,685
Mettler-Toledo International, Inc.*	13	16,608
Smurfit Westrock plc	337	15,590
CH Robinson Worldwide, Inc.	76	14,314
Veralto Corp.	158	14,011
J.B. Hunt Transport Services, Inc.	48	13,893
Expeditors International of Washington, Inc.	84	13,690
Packaging Corporation of America	57	13,582
Snap-on, Inc.	33	13,279
Amcor plc	297	12,875
Fortive Corp.	196	11,974
Lennox International, Inc.	20	11,459
Generac Holdings, Inc.*	38	11,127
IDEX Corp.	48	10,894
Ball Corp.	171	10,670
Masco Corp.	130	10,578
Fedex Freight Holding Company, Inc.*	70	10,570
Textron, Inc.	112	10,274
Nordson Corp.	34	10,257
Jacobs Solutions, Inc.	76	9,576
Stanley Black & Decker, Inc.	100	9,412
Pentair plc	104	7,973
Allegion plc	55	7,727
Trimble, Inc.*	150	7,677
Huntington Ingalls Industries, Inc.	25	6,997
Builders FirstSource, Inc.*	69	6,174
A O Smith Corp.	72	4,516
Total Industrial		3,593,313

CONSUMER, CYCLICAL - 6.1%
Tesla, Inc.*	1,811	761,707
Walmart, Inc.	2,820	319,393
Costco Wholesale Corp.	285	266,609
Home Depot, Inc.	641	226,068
McDonald's Corp.	457	123,532
TJX Companies, Inc.	711	107,717
Lowe's Companies, Inc.	360	79,376
Starbucks Corp.	733	74,905
Cummins, Inc.	89	63,476
Marriott International, Inc. — Class A	141	52,253
Royal Caribbean Cruises Ltd.	160	50,805
O'Reilly Automotive, Inc.*	533	49,084
Hilton Worldwide Holdings, Inc.	146	48,247
General Motors Co.	580	44,706
Ross Stores, Inc.	207	44,060
PACCAR, Inc.	339	40,721
Delta Air Lines, Inc.	420	39,337
Target Corp.	292	38,138
WW Grainger, Inc.	28	38,091
Fastenal Co.	738	35,446
AutoZone, Inc.*	11	35,155
Ford Motor Co.	2,517	34,986
NIKE, Inc. — Class B	772	31,691
Carvana Co. — Class A*	461	30,343
United Airlines Holdings, Inc.*	209	28,422
Yum! Brands, Inc.	177	28,295
Chipotle Mexican Grill, Inc. — Class A*	825	28,050
DR Horton, Inc.	170	27,690
Carnival Corporation Ltd.	827	23,627
Casey's General Stores, Inc.	24	19,075

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 209

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NOVA FUND

	SHARES	VALUE
COMMON STOCKS - 81.9% (continued)

CONSUMER, CYCLICAL - 6.1% (continued)
Tapestry, Inc.	130	$19,029
Live Nation Entertainment, Inc.*	102	18,677
Williams-Sonoma, Inc.	76	17,716
PulteGroup, Inc.	123	16,877
Dollar General Corp.	142	16,346
Southwest Airlines Co.	314	16,146
Copart, Inc.*	570	16,068
Darden Restaurants, Inc.	74	15,245
Dollar Tree, Inc.*	116	14,030
NVR, Inc.*	2	13,627
Ulta Beauty, Inc.*	28	12,627
Lennar Corp. — Class A	138	12,488
Tractor Supply Co.	337	10,653
Genuine Parts Co.	89	10,500
Ralph Lauren Corp. — Class A	25	10,035
Best Buy Co, Inc.	126	9,561
Deckers Outdoor Corp.*	91	9,035
Las Vegas Sands Corp.	192	8,868
Aptiv plc*	136	8,348
TKO Group Holdings, Inc. — Class A(a)	41	8,254
Lululemon Athletica, Inc.*	67	7,650
Hasbro, Inc.	86	7,103
Norwegian Cruise Line Holdings Ltd.*	295	6,227
Domino's Pizza, Inc.	20	5,921
MGM Resorts International*	123	5,881
Wynn Resorts Ltd.	54	5,243
Total Consumer, Cyclical		3,093,160

ENERGY - 2.5%
Exxon Mobil Corp.	2,666	364,496
Chevron Corp.	1,204	199,575
ConocoPhillips	784	81,505
Williams Companies, Inc.	787	58,506
Valero Energy Corp.	191	49,744
Marathon Petroleum Corp.	188	48,066
SLB Ltd.	962	44,723
EOG Resources, Inc.	343	44,497
Phillips 66	258	43,615
Kinder Morgan, Inc.	1,259	40,250
Targa Resources Corp.	138	37,003
Baker Hughes Co. — Class A	638	35,409
ONEOK, Inc.	405	35,211
Devon Energy Corp.	742	30,660
Occidental Petroleum Corp.	467	22,682
Diamondback Energy, Inc.	125	21,973
EQT Corp.	402	21,374
Halliburton Co.	537	18,231
First Solar, Inc.*	69	16,281
Texas Pacific Land Corp.	37	16,193
Expand Energy Corp.	154	14,043
APA Corp.	227	7,393
Total Energy		1,251,430

UTILITIES - 1.8%
NextEra Energy, Inc.	1,341	117,700
Southern Co.	725	69,390
Duke Energy Corp.	501	63,417
Constellation Energy Corp.	206	51,164
American Electric Power Company, Inc.	350	47,883
Sempra	420	38,938
Dominion Energy, Inc.	566	38,652
Entergy Corp.	295	33,884
Vistra Corp.	204	32,361
Xcel Energy, Inc.	402	32,281
Exelon Corp.	658	30,676
Consolidated Edison, Inc.	237	26,219
Public Service Enterprise Group, Inc.	321	26,052
WEC Energy Group, Inc.	210	24,522
PG&E Corp.	1,417	23,834
DTE Energy Co.	134	20,418
Ameren Corp.	178	20,121
NRG Energy, Inc.	136	19,864
CenterPoint Energy, Inc.	421	18,541
Edison International	248	18,464
Atmos Energy Corp.	107	18,433
PPL Corp.	484	17,593
Eversource Energy	242	17,489
American Water Works Company, Inc.	126	16,579
FirstEnergy Corp.	335	15,926
CMS Energy Corp.	199	15,223
NiSource, Inc.	308	14,645
Evergy, Inc.	148	12,792
Alliant Energy Corp.	166	12,664
Pinnacle West Capital Corp.	78	8,346
AES Corp.	459	6,729
Total Utilities		910,800

BASIC MATERIALS - 1.2%
Linde plc	297	154,125
Newmont Corp.	687	64,166
Freeport-McMoRan, Inc.	925	58,173
Sherwin-Williams Co.	148	50,959
Ecolab, Inc.	163	45,413
Air Products and Chemicals, Inc.	143	41,925
Nucor Corp.	146	32,522
Qnity Electronics, Inc.	135	22,047
Steel Dynamics, Inc.	87	19,963
PPG Industries, Inc.	143	17,345
International Flavors & Fragrances, Inc.	164	12,992
International Paper Co.	341	12,992
Dow, Inc.	464	12,695
DuPont de Nemours, Inc.	88	11,936
CF Industries Holdings, Inc.	99	10,718
Albemarle Corp.	76	10,262
LyondellBasell Industries N.V. — Class A	166	8,740
Mosaic Co.	204	4,323
Total Basic Materials		591,296
Total Common Stocks
(Cost $28,998,331)		41,463,883

210 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NOVA FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 3.2%
Guggenheim Ultra Short Income ETF(b)	32,046	$1,606,297
Total Exchange-Traded Funds
(Cost $1,596,975)		1,606,297

MUTUAL FUNDS - 4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class(b)	202,415	2,036,294
Total Mutual Funds
(Cost $1,994,174)		2,036,294

MONEY MARKET FUNDS(c) - 1.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(d),(e)	613,612	613,612
Total Money Market Funds
(Cost $613,612)		613,612

	FACE AMOUNT
REPURCHASE AGREEMENTS(f) - 3.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$931,327	931,327
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	931,282	931,282
Total Repurchase Agreements
(Cost $1,862,609)		1,862,609

Total Investments - 94.0%
(Cost $35,065,701)		$47,582,695
Other Assets & Liabilities, net - 6.0%		3,019,288
Total Net Assets - 100.0%		$50,601,983

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Affiliated issuer.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	Rate indicated is the 7-day yield as of June 30, 2026.
(e)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(f)	Repurchase Agreements — See Note 6.

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Futures Contracts

				Value and
	Number of	Expiration	Notional	Unrealized
Description	Contracts	Date	Amount	Appreciation(a)
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts	20	Sep 2026	$7,547,000	$62,675

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 211

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
NOVA FUND

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas	S&P 500 Index	Pay	4.48% (Federal Funds Rate + 0.85%)	At Maturity	09/22/26	1,810	$13,573,498	$387,335
Barclays Bank plc	S&P 500 Index	Pay	4.58% (SOFR + 0.90%)	At Maturity	09/28/26	801	6,005,598	(18,552)
Goldman Sachs International	S&P 500 Index	Pay	4.58% (Federal Funds Rate + 0.95%)	At Maturity	09/24/26	968	7,259,338	(39,138)
							$26,838,434	$329,645

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,463,883	$—	$—	$41,463,883
Exchange-Traded Funds	1,606,297	—	—	1,606,297
Mutual Funds	2,036,294	—	—	2,036,294
Money Market Funds	613,612	—	—	613,612
Repurchase Agreements	—	1,862,609	—	1,862,609
Equity Futures Contracts(a)	62,675	—	—	62,675
Equity Index Swap Agreements(a)	—	387,335	—	387,335
Total Assets	$45,782,761	$2,249,944	$—	$48,032,705

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$57,690	$—	$57,690

(a)	Reported as unrealized appreciation/(depreciation) at period end.

212 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
NOVA FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$1,597,013	$(38)	$—	$9,321	$1,606,297	32,046	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	2,040,342	—	—	—	(4,048)	2,036,294	202,415	44,691
Guggenheim Strategy Fund II	1,958,292	—	(1,947,296)	—	(10,996)	—	—	43,796
	$3,998,634	$1,597,013	$(1,947,334)	$—	$(5,723)	$3,642,591		$88,487

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 213

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NOVA FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value - including $19,693 of securities loaned (cost $29,611,943)	$42,077,495
Investments in affiliated issuers, at value (cost $3,591,149)	3,642,591
Repurchase agreements, at value (cost $1,862,609)	1,862,609
Segregated cash due from broker	2,374,744
Unrealized appreciation on OTC swap agreements	387,335
Receivables:
Fund shares sold	537,415
Variation margin on futures contracts	46,750
Dividends	14,693
Interest	8,624
Foreign tax reclaims	211
Securities lending income	6
Total assets	50,952,473

LIABILITIES:
Unrealized depreciation on OTC swap agreements	57,690
Segregated cash due to broker	140,000
Payable for:
Professional fees	44,247
Transfer agent fees	24,548
Printing fees	23,319
Investment advisory fees	21,282
Fund accounting/administration fees	16,140
Servicing fees	7,809
Fund shares redeemed	2,700
Trustees’ fees and expenses*	2,697
Other liabilities	10,058
Total liabilities	350,490
NET ASSETS	$50,601,983

NET ASSETS CONSIST OF:
Paid-in capital	$35,498,686
Total distributable earnings (loss)	15,103,297
Net assets	$50,601,983
Capital shares outstanding	174,016
Net asset value per share	$290.79

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

214 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
NOVA FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $39)	$171,224
Dividends from securities of affiliated issuers	88,487
Interest from securities of unaffiliated issuers	73,568
Income from securities lending, net	16
Total investment income	333,295

EXPENSES:
Investment advisory fees	140,313
Investor service fees	46,771
Transfer agent fees	35,261
Professional fees	29,098
Fund accounting/administration fees	25,223
Printing fees	22,053
Interest expense	7,862
Custodian fees	3,385
Trustees’ fees and expenses*	2,000
Miscellaneous	4,533
Total expenses	316,499
Less:
Expenses reimbursed by Adviser	(9,355)
Expenses waived by Adviser	(2,692)
Total waived/reimbursed expenses	(12,047)
Net expenses	304,452
Net investment income	28,843
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,854,313
Swap agreements	1,125,525
Futures contracts	877,826
Net realized gain	3,857,664
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	930,516
Investments in affiliated issuers	(5,723)
Swap agreements	141,905
Futures contracts	59,011
Net change in unrealized appreciation (depreciation)	1,125,709
Net realized and unrealized gain	4,983,373
Net increase in net assets resulting from operations	$5,012,216

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 215

STATEMENTS OF CHANGES IN NET ASSETS
NOVA FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,843	$129,095
Net realized gain on investments	3,857,664	3,608,057
Net change in unrealized appreciation (depreciation) on investments	1,125,709	1,321,147
Net increase in net assets resulting from operations	5,012,216	5,058,299

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	133,696,453	92,601,504
Cost of shares redeemed	(129,705,667)	(96,792,127)
Net increase (decrease) from capital share transactions	3,990,786	(4,190,623)
Net increase in net assets	9,003,002	867,676

NET ASSETS:
Beginning of period	41,598,981	40,731,305
End of period	$50,601,983	$41,598,981

CAPITAL SHARE ACTIVITY:
Shares sold	508,526	417,648
Shares redeemed	(496,163)	(447,301)
Net increase (decrease) in shares	12,363	(29,653)

216 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NOVA FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$257.34	$212.91	$160.38	$118.75	$196.72	$144.74
Income (loss) from investment operations:
Net investment income (loss)(b)	0.20	0.79	1.24	1.17	0.15	(0.76)
Net gain (loss) on investments (realized and unrealized)	33.25	43.64	51.29	40.46	(58.50)	60.70
Total from investment operations	33.45	44.43	52.53	41.63	(58.35)	59.94
Less distributions from:
Net investment income	—	—	—	—	(0.67)	(0.61)
Net realized gains	—	—	—	—	(18.95)	(7.35)
Total distributions	—	—	—	—	(19.62)	(7.96)
Net asset value, end of period	$290.79	$257.34	$212.91	$160.38	$118.75	$196.72

Total Return(c)	13.00%	20.87%	32.75%	35.06%	(30.26)%	42.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,602	$41,599	$40,731	$36,073	$16,513	$63,584
Ratios to average net assets:
Net investment income (loss)	0.15%	0.35%	0.65%	0.85%	0.10%	(0.44)%
Total expenses(d)	1.69%	1.77%	1.72%	1.76%	1.67%	1.60%
Net expenses(e)	1.63%	1.71%	1.66%	1.72%	1.65%	1.57%
Portfolio turnover rate	226%	197%	177%	413%	748%	408%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P 500® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 89.2%

TECHNOLOGY - 31.4%
NVIDIA Corp.	42,923	$8,588,463
Apple, Inc.	26,029	7,531,751
Microsoft Corp.	13,165	4,910,808
Broadcom, Inc.	8,391	3,169,700
Micron Technology, Inc.	1,999	2,307,426
Advanced Micro Devices, Inc.*	2,890	1,678,830
Intel Corp.*	8,373	1,169,122
Applied Materials, Inc.	1,406	1,016,538
Lam Research Corp.	2,216	960,259
KLA Corp.	2,315	698,459
Sandisk Corp.*	262	595,717
Texas Instruments, Inc.	1,613	480,787
Palantir Technologies, Inc. — Class A*	4,069	474,730
International Business Machines Corp.	1,666	468,496
Marvell Technology, Inc.	1,552	462,325
Oracle Corp.	3,007	440,676
Western Digital Corp.	611	390,258
Seagate Technology Holdings plc	397	383,105
QUALCOMM, Inc.	1,868	345,188
Crowdstrike Holdings, Inc. — Class A*	451	344,176
Analog Devices, Inc.	865	343,552
Salesforce, Inc.	1,450	227,157
Dell Technologies, Inc. — Class C	513	221,339
Cadence Design Systems, Inc.*	489	183,531
ServiceNow, Inc.*	1,828	181,484
Fortinet, Inc.*	1,104	169,597
Datadog, Inc. — Class A*	586	152,571
Synopsys, Inc.*	339	151,218
Adobe, Inc.*	716	146,794
Accenture plc — Class A	1,088	135,391
Teradyne, Inc.	277	134,024
Intuit, Inc.	490	127,890
NXP Semiconductors N.V.	447	125,620
Monolithic Power Systems, Inc.	87	120,265
Lumentum Holdings, Inc.*	138	118,412
Hewlett Packard Enterprise Co.	2,351	106,054
Microchip Technology, Inc.	959	87,461
Electronic Arts, Inc.	399	81,811
Take-Two Interactive Software, Inc.*	308	76,994
Autodesk, Inc.*	374	72,713
MSCI, Inc. — Class A	129	72,245
ON Semiconductor Corp.*	695	65,705
Roper Technologies, Inc.	179	60,572
Paychex, Inc.	571	56,146
NetApp, Inc.	350	54,166
Fair Isaac Corp.*	41	48,986
Veeva Systems, Inc. — Class A*	266	47,207
Fiserv, Inc.*	945	46,352
Workday, Inc. — Class A*	361	44,194
Fidelity National Information Services, Inc.	916	35,614
HP, Inc.	1,621	35,565
Cognizant Technology Solutions Corp. — Class A	840	32,533
Akamai Technologies, Inc.*	258	30,498
Super Micro Computer, Inc.*	997	29,242
Broadridge Financial Solutions, Inc.	205	28,075
PTC, Inc.*	205	23,290
Leidos Holdings, Inc.	223	22,962
Zebra Technologies Corp. — Class A*	84	22,114
Tyler Technologies, Inc.*	75	21,935
Skyworks Solutions, Inc.	267	18,103
Jack Henry & Associates, Inc.	126	17,355
Gartner, Inc.*	119	15,425
Total Technology		40,208,976

COMMUNICATIONS - 14.5%
Amazon.com, Inc.*	17,348	4,134,722
Alphabet, Inc. — Class A	10,392	3,713,789
Alphabet, Inc. — Class C	8,376	2,959,492
Meta Platforms, Inc. — Class A	3,892	2,192,325
Cisco Systems, Inc.	7,000	822,220
Netflix, Inc.*	7,462	532,787
Palo Alto Networks, Inc.*	1,437	490,046
Corning, Inc.	1,388	354,537
Verizon Communications, Inc.	7,400	313,316
Arista Networks, Inc.*	1,830	310,880
Walt Disney Co.	3,077	296,161
Uber Technologies, Inc.*	3,607	260,281
AT&T, Inc.	12,314	254,900
AppLovin Corp. — Class A*	477	245,765
Booking Holdings, Inc.	1,373	244,723
Comcast Corp. — Class A	6,314	155,009
Robinhood Markets, Inc. — Class A*	1,402	140,593
T-Mobile US, Inc.	825	138,377
DoorDash, Inc. — Class A*	671	123,820
Ciena Corp.*	251	123,130
Motorola Solutions, Inc.	294	122,095
Warner Bros Discovery, Inc.*	4,392	117,091
Airbnb, Inc. — Class A*	741	106,037
eBay, Inc.	787	87,947
Expedia Group, Inc.	203	51,944
F5, Inc.*	100	41,596
Omnicom Group, Inc.	505	36,779
VeriSign, Inc.	145	36,476
CDW Corp.	226	31,785
EchoStar Corp. — Class A*	242	24,563
Gen Digital, Inc.	977	24,317
Charter Communications, Inc. — Class A*	148	21,047
GoDaddy, Inc. — Class A*	235	19,947
Fox Corp. — Class A	354	18,465
News Corp. — Class A	647	16,065
FactSet Research Systems, Inc.	65	14,955
Trade Desk, Inc. — Class A*	757	13,686
Fox Corp. — Class B	246	11,523
News Corp. — Class B	214	6,005

218 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P 500® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 89.2% (continued)

COMMUNICATIONS - 14.5% (continued)
Paramount Skydance
Corp. — Class B(a)	559	$5,512
Total Communications		18,614,708

CONSUMER, NON-CYCLICAL - 11.5%
Eli Lilly & Co.	1,402	1,681,601
Johnson & Johnson	4,266	1,083,436
AbbVie, Inc.	3,131	787,885
UnitedHealth Group, Inc.	1,609	668,749
Procter & Gamble Co.	4,127	605,183
Merck & Company, Inc.	4,377	562,444
Coca-Cola Co.	6,862	557,675
Philip Morris International, Inc.	2,762	499,673
Amgen, Inc.	956	346,187
Thermo Fisher Scientific, Inc.	659	330,396
PepsiCo, Inc.	2,422	327,939
Abbott Laboratories	3,087	280,114
Gilead Sciences, Inc.	2,200	277,948
Intuitive Surgical, Inc.*	628	249,743
Pfizer, Inc.	10,100	243,208
CVS Health Corp.	2,261	233,900
Vertex Pharmaceuticals, Inc.*	450	223,528
S&P Global, Inc.	537	218,699
Altria Group, Inc.	2,959	212,900
Danaher Corp.	1,116	212,576
Bristol-Myers Squibb Co.	3,619	208,527
Stryker Corp.	611	192,367
Quanta Services, Inc.	266	191,531
Medtronic plc	2,275	177,973
McKesson Corp.	213	160,943
Automatic Data Processing, Inc.	708	158,557
Elevance Health, Inc.	385	148,891
Mondelez International, Inc. — Class A	2,275	131,586
Colgate-Palmolive Co.	1,418	130,002
Cigna Group	469	129,294
United Rentals, Inc.	111	125,751
Monster Beverage Corp.*	1,265	121,592
Moody's Corp.	266	120,477
Boston Scientific Corp.*	2,634	112,419
Regeneron Pharmaceuticals, Inc.	177	110,366
HCA Healthcare, Inc.	275	107,220
Cintas Corp.	603	102,558
Corteva, Inc.	1,185	100,358
Cardinal Health, Inc.	415	98,587
Cencora, Inc.	345	97,628
Edwards Lifesciences Corp.*	1,020	92,269
Humana, Inc.	213	84,608
Keurig Dr Pepper, Inc.	2,411	78,912
Becton Dickinson & Co.	488	73,849
IDEXX Laboratories, Inc.*	140	73,702
Block, Inc.*	948	72,048
Sysco Corp.	847	70,792
PayPal Holdings, Inc.	1,563	67,490
Agilent Technologies, Inc.	501	66,548
Waters Corp.*	174	65,257
Archer-Daniels-Midland Co.	854	65,246
Kenvue, Inc.	3,403	65,031
Kimberly-Clark Corp.	588	64,545
IQVIA Holdings, Inc.*	296	57,193
Biogen, Inc.*	262	56,608
Kroger Co.	1,005	55,808
Zoetis, Inc.	743	53,392
Centene Corp.*	831	53,342
GE HealthCare Technologies, Inc.	806	51,592
ResMed, Inc.	257	50,084
Hershey Co.	263	46,143
Dexcom, Inc.*	684	46,067
West Pharmaceutical Services, Inc.	125	44,875
Moderna, Inc.*	626	43,839
Verisk Analytics, Inc. — Class A	232	41,651
Quest Diagnostics, Inc.	196	41,542
Church & Dwight Company, Inc.	420	40,690
Labcorp Holdings, Inc.	145	40,600
Corpay, Inc.*	116	38,659
STERIS plc	174	36,639
Kraft Heinz Co.	1,513	35,737
Estee Lauder Companies, Inc. — Class A	438	34,580
Constellation Brands, Inc. — Class A	247	34,355
Incyte Corp.*	297	33,668
Equifax, Inc.	211	33,490
General Mills, Inc.	946	32,921
Viatris, Inc.	2,064	32,776
Global Payments, Inc.	412	29,895
Zimmer Biomet Holdings, Inc.	343	29,529
Tyson Foods, Inc. — Class A	500	28,625
Bunge Global S.A.	241	25,722
Cooper Companies, Inc.*	346	24,812
McCormick & Company, Inc.	450	22,689
Avery Dennison Corp.	136	22,080
Revvity, Inc.(a)	198	22,029
Rollins, Inc.	520	21,705
J M Smucker Co.	189	21,262
Clorox Co.	214	20,424
Solventum Corp.*	261	20,136
Align Technology, Inc.*	118	19,902
Bio-Techne Corp.	277	19,570
Baxter International, Inc.	915	19,508
Charles River Laboratories International, Inc.*	85	19,277
Insulet Corp.*	123	18,727
Henry Schein, Inc.*	172	14,365
Universal Health Services, Inc. — Class B	94	13,977
Hormel Foods Corp.	517	12,832
DaVita, Inc.*	57	12,681
Molson Coors Beverage Co. — Class B	284	11,065
Brown-Forman Corp. — Class B	298	7,942
Total Consumer, Non-cyclical		14,765,713

FINANCIAL - 11.4%
Berkshire Hathaway, Inc. — Class B*	3,249	1,625,767

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P 500® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 89.2% (continued)

FINANCIAL - 11.4% (continued)
JPMorgan Chase & Co.	4,749	$1,554,490
Visa, Inc. — Class A	2,941	1,009,028
Mastercard, Inc. — Class A	1,430	734,448
Bank of America Corp.	11,570	659,259
Goldman Sachs Group, Inc.	523	528,947
Wells Fargo & Co.	5,423	448,157
Morgan Stanley	2,124	444,001
Citigroup, Inc.	3,023	423,099
American Express Co.	943	318,970
Welltower, Inc. REIT	1,251	283,939
Charles Schwab Corp.	2,897	267,306
Blackrock, Inc.	256	246,159
Progressive Corp.	1,036	226,314
Prologis, Inc. REIT	1,652	223,796
Capital One Financial Corp.	1,103	221,284
Chubb Ltd.	639	217,733
Equinix, Inc. REIT	175	182,418
Bank of New York Mellon Corp.	1,216	175,846
PNC Financial Services Group, Inc.	712	175,309
U.S. Bancorp	2,751	166,160
Blackstone, Inc.	1,317	154,971
Marsh & McLennan Companies, Inc.	854	142,336
CME Group, Inc.	642	141,773
American Tower Corp. REIT	826	135,109
Simon Property Group, Inc. REIT	575	128,599
Aon plc — Class A	378	125,379
Travelers Companies, Inc.	377	124,455
Intercontinental Exchange, Inc.	1,002	123,356
KKR & Company, Inc.	1,225	112,430
Truist Financial Corp.	2,208	110,003
Allstate Corp.	456	108,501
Digital Realty Trust, Inc. REIT	585	105,054
Arthur J Gallagher & Co.	455	104,454
Realty Income Corp. REIT	1,653	102,420
Apollo Global Management, Inc.	817	96,659
Aflac, Inc.	812	95,207
Fifth Third Bancorp	1,606	90,530
Public Storage REIT	280	89,127
State Street Corp.	490	83,104
MetLife, Inc.	958	81,056
Ventas, Inc. REIT	862	76,546
Ameriprise Financial, Inc.	159	72,943
American International Group, Inc.	940	70,058
CBRE Group, Inc. — Class A*	519	69,904
Interactive Brokers Group, Inc. — Class A	789	68,675
Iron Mountain, Inc. REIT	527	66,565
Prudential Financial, Inc.	615	66,377
Hartford Insurance Group, Inc.	486	64,405
Huntington Bancshares, Inc.	3,592	63,686
Nasdaq, Inc.	792	62,425
M&T Bank Corp.	260	61,883
Arch Capital Group Ltd.*	617	59,886
Crown Castle, Inc. REIT	773	58,539
Coinbase Global, Inc. — Class A*,(a)	394	57,599
Northern Trust Corp.	328	57,020
Extra Space Storage, Inc. REIT	374	54,342
Citizens Financial Group, Inc.	749	52,482
VICI Properties, Inc. — Class A REIT	1,937	51,427
Cincinnati Financial Corp.	274	50,728
Raymond James Financial, Inc.	307	46,673
AvalonBay Communities, Inc. REIT	246	46,418
Regions Financial Corp.	1,512	45,662
Synchrony Financial	596	45,326
Cboe Global Markets, Inc.	185	44,894
Willis Towers Watson plc	167	43,649
T. Rowe Price Group, Inc.	380	43,202
Ares Management Corp. — Class A	374	41,630
Equity Residential REIT	604	41,030
KeyCorp	1,633	37,641
Principal Financial Group, Inc.	348	37,507
W R Berkley Corp.	521	36,746
Loews Corp.	299	33,850
Essex Property Trust, Inc. REIT	114	33,241
SBA Communications Corp. — Class A REIT	188	33,174
Brown & Brown, Inc.	517	33,166
Weyerhaeuser Co. REIT	1,278	30,595
Kimco Realty Corp. REIT	1,195	30,293
Invitation Homes, Inc. REIT	969	29,273
Mid-America Apartment Communities, Inc. REIT	206	28,622
Host Hotels & Resorts, Inc. REIT	1,129	26,769
Healthpeak Properties, Inc. REIT	1,222	26,151
Everest Group Ltd.	70	25,006
Globe Life, Inc.	138	24,658
Assurant, Inc.	88	23,631
Regency Centers Corp. REIT	292	23,284
UDR, Inc. REIT	524	20,918
Invesco Ltd.	786	20,743
CoStar Group, Inc.*	724	20,504
Camden Property Trust REIT	178	20,379
Franklin Resources, Inc.	543	18,066
BXP, Inc. REIT	263	17,440
Federal Realty Investment Trust REIT	139	17,158
Alexandria Real Estate Equities, Inc. REIT	278	14,692
Erie Indemnity Co. — Class A	45	10,789
Total Financial		14,645,223

INDUSTRIAL - 7.7%
Caterpillar, Inc.	816	868,958
General Electric Co.	1,849	691,027
GE Vernova, Inc.	476	559,233
RTX Corp.	2,387	452,885
Amphenol Corp. — Class A	2,180	384,378

220 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P 500® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 89.2% (continued)

INDUSTRIAL - 7.7% (continued)
Boeing Co.*	1,397	$302,409
Eaton Corporate plc	688	293,171
Union Pacific Corp.	1,052	286,144
Deere & Co.	445	282,277
Vertiv Holdings Co. — Class A	681	228,012
Parker-Hannifin Corp.	223	218,121
Trane Technologies plc	392	192,535
Howmet Aerospace, Inc.	709	190,622
Lockheed Martin Corp.	360	183,406
General Dynamics Corp.	450	159,408
Johnson Controls International plc	1,081	157,945
CSX Corp.	3,293	156,516
3M Co.	924	149,605
Waste Management, Inc.	655	145,986
United Parcel Service, Inc. — Class B	1,323	142,222
Emerson Electric Co.	993	142,148
Coherent Corp.*	347	136,881
TransDigm Group, Inc.	99	131,872
CRH plc	1,184	126,688
Honeywell International, Inc.	561	125,608
Illinois Tool Works, Inc.	464	125,498
Norfolk Southern Corp.	398	125,207
Honeywell Aerospace, Inc.*	561	124,026
Comfort Systems USA, Inc.	62	122,881
FedEx Corp.	389	121,808
Northrop Grumman Corp.	237	120,706
Keysight Technologies, Inc.*	304	106,421
Flex Ltd.*	652	105,670
TE Connectivity plc	517	104,232
Carrier Global Corp.	1,384	101,516
AMETEK, Inc.	406	98,228
Rockwell Automation, Inc.	197	97,531
L3Harris Technologies, Inc.	330	95,895
Westinghouse Air Brake Technologies Corp.	301	81,150
Axon Enterprise, Inc.*	143	80,167
Republic Services, Inc. — Class A	354	75,430
Jabil, Inc.	187	72,085
Old Dominion Freight Line, Inc.	324	70,178
Garmin Ltd.	291	69,124
Vulcan Materials Co.	230	67,852
EMCOR Group, Inc.	79	65,560
Martin Marietta Materials, Inc.	106	61,130
Teledyne Technologies, Inc.*	82	54,686
Dover Corp.	239	53,603
Ingersoll Rand, Inc.	631	51,736
Xylem, Inc.	421	49,766
Hubbell, Inc. — Class B	94	49,181
Otis Worldwide Corp.	680	48,688
Mettler-Toledo International, Inc.*	36	45,990
Smurfit Westrock plc	929	42,976
CH Robinson Worldwide, Inc.	209	39,363
Veralto Corp.	435	38,576
J.B. Hunt Transport Services, Inc.	132	38,205
Expeditors International of Washington, Inc.	232	37,811
Packaging Corporation of America	157	37,410
Snap-on, Inc.	92	37,021
Amcor plc	819	35,504
Fortive Corp.	540	32,989
Lennox International, Inc.	56	32,085
Generac Holdings, Inc.*	104	30,452
IDEX Corp.	131	29,730
Ball Corp.	472	29,453
Fedex Freight Holding Company, Inc.*	193	29,143
Masco Corp.	358	29,130
Nordson Corp.	94	28,359
Textron, Inc.	308	28,253
Jacobs Solutions, Inc.	209	26,334
Stanley Black & Decker, Inc.	275	25,883
Pentair plc	286	21,925
Allegion plc	152	21,354
Trimble, Inc.*	413	21,137
Huntington Ingalls Industries, Inc.	70	19,592
Builders FirstSource, Inc.*	191	17,091
A O Smith Corp.(a)	198	12,419
Total Industrial		9,896,197

CONSUMER, CYCLICAL - 6.7%
Tesla, Inc.*	4,989	2,098,373
Walmart, Inc.	7,769	879,917
Costco Wholesale Corp.	786	735,279
Home Depot, Inc.	1,765	622,480
McDonald's Corp.	1,259	340,320
TJX Companies, Inc.	1,960	296,940
Lowe's Companies, Inc.	993	218,947
Starbucks Corp.	2,020	206,424
Cummins, Inc.	245	174,737
Marriott International, Inc. — Class A	388	143,789
Royal Caribbean Cruises Ltd.	442	140,348
O'Reilly Automotive, Inc.*	1,469	135,280
Hilton Worldwide Holdings, Inc.	403	133,175
General Motors Co.	1,598	123,174
Ross Stores, Inc.	571	121,537
PACCAR, Inc.	933	112,072
Delta Air Lines, Inc.	1,158	108,458
Target Corp.	805	105,141
WW Grainger, Inc.	77	104,751
Fastenal Co.	2,035	97,741
Ford Motor Co.	6,936	96,410
AutoZone, Inc.*	29	92,682
NIKE, Inc. — Class B	2,126	87,272
Carvana Co. — Class A*	1,269	83,526
United Airlines Holdings, Inc.*	575	78,194
Yum! Brands, Inc.	488	78,012
Chipotle Mexican Grill, Inc. — Class A*	2,273	77,282
DR Horton, Inc.	467	76,065
Carnival Corporation Ltd.	2,280	65,140
Tapestry, Inc.	358	52,404

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 221

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P 500® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 89.2% (continued)

CONSUMER, CYCLICAL - 6.7% (continued)
Casey's General Stores, Inc.	65	$51,661
Live Nation Entertainment, Inc.*	280	51,271
Williams-Sonoma, Inc.	209	48,718
PulteGroup, Inc.	338	46,377
Dollar General Corp.	390	44,893
Southwest Airlines Co.	866	44,530
Copart, Inc.*	1,571	44,287
Darden Restaurants, Inc.	203	41,820
Dollar Tree, Inc.*	321	38,825
Ulta Beauty, Inc.*	77	34,726
Lennar Corp. — Class A	381	34,477
NVR, Inc.*	5	34,067
Tractor Supply Co.	929	29,366
Genuine Parts Co.	244	28,787
Ralph Lauren Corp. — Class A	69	27,697
Best Buy Co, Inc.	347	26,330
Deckers Outdoor Corp.*	252	25,021
Las Vegas Sands Corp.	528	24,388
Aptiv plc*	375	23,018
TKO Group Holdings, Inc. — Class A(a)	112	22,547
Lululemon Athletica, Inc.*	186	21,238
Hasbro, Inc.	238	19,656
Norwegian Cruise Line Holdings Ltd.*	814	17,184
MGM Resorts International*	340	16,255
Domino's Pizza, Inc.	54	15,986
Wynn Resorts Ltd.	149	14,466
Total Consumer, Cyclical		8,513,461

ENERGY - 2.7%
Exxon Mobil Corp.	7,346	1,004,345
Chevron Corp.	3,318	549,992
ConocoPhillips	2,159	224,450
Williams Companies, Inc.	2,167	161,095
Valero Energy Corp.	526	136,991
Marathon Petroleum Corp.	517	132,181
SLB Ltd.	2,650	123,198
EOG Resources, Inc.	944	122,465
Phillips 66	711	120,195
Kinder Morgan, Inc.	3,470	110,936
Targa Resources Corp.	380	101,893
Baker Hughes Co. — Class A	1,758	97,569
ONEOK, Inc.	1,117	97,112
Devon Energy Corp.	2,043	84,417
Occidental Petroleum Corp.	1,287	62,510
Diamondback Energy, Inc.	344	60,468
EQT Corp.	1,108	58,912
Halliburton Co.	1,480	50,246
Texas Pacific Land Corp.	103	45,077
First Solar, Inc.*	190	44,832
Expand Energy Corp.	424	38,665
APA Corp.	626	20,389
Total Energy		3,447,938

UTILITIES - 2.0%
NextEra Energy, Inc.	3,696	324,398
Southern Co.	1,998	191,229
Duke Energy Corp.	1,382	174,934
Constellation Energy Corp.	567	140,826
American Electric Power Company, Inc.	964	131,885
Sempra	1,158	107,358
Dominion Energy, Inc.	1,559	106,464
Entergy Corp.	811	93,151
Vistra Corp.	562	89,150
Xcel Energy, Inc.	1,106	88,812
Exelon Corp.	1,813	84,522
Consolidated Edison, Inc.	653	72,241
Public Service Enterprise Group, Inc.	883	71,664
WEC Energy Group, Inc.	577	67,376
PG&E Corp.	3,903	65,648
DTE Energy Co.	369	56,225
Ameren Corp.	490	55,390
NRG Energy, Inc.	374	54,626
CenterPoint Energy, Inc.	1,159	51,042
Atmos Energy Corp.	296	50,992
Edison International	682	50,775
PPL Corp.	1,333	48,455
Eversource Energy	666	48,132
American Water Works Company, Inc.	346	45,527
FirstEnergy Corp.	923	43,879
CMS Energy Corp.	547	41,845
NiSource, Inc.	850	40,418
Evergy, Inc.	409	35,350
Alliant Energy Corp.	458	34,941
Pinnacle West Capital Corp.	215	23,005
AES Corp.	1,264	18,530
Total Utilities		2,508,790

BASIC MATERIALS - 1.3%
Linde plc	819	425,012
Newmont Corp.	1,892	176,713
Freeport-McMoRan, Inc.	2,548	160,244
Sherwin-Williams Co.	406	139,794
Ecolab, Inc.	449	125,096
Air Products and Chemicals, Inc.	395	115,806
Nucor Corp.	404	89,991
Qnity Electronics, Inc.	371	60,588
Steel Dynamics, Inc.	240	55,070
PPG Industries, Inc.	395	47,909
International Flavors & Fragrances, Inc.	452	35,807
International Paper Co.	938	35,738
Dow, Inc.	1,277	34,939
DuPont de Nemours, Inc.	242	32,825
CF Industries Holdings, Inc.	272	29,447
Albemarle Corp.	209	28,221
LyondellBasell Industries
N.V. — Class A	458	24,114
Mosaic Co.	563	11,930
Total Basic Materials		1,629,244
Total Common Stocks
(Cost $82,307,717)		114,230,250

222 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P 500® 2x STRATEGY FUND

	SHARES	VALUE
MONEY MARKET FUNDS(b) - 2.2%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	2,801,298	$2,801,298
Total Money Market Funds
(Cost $2,801,298)		2,801,298

SECURITIES LENDING COLLATERAL(b) - 0.0%
MONEY MARKET FUNDS - 0.0%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	3,568	3,568
Total Securities Lending Collateral
(Cost $3,568)		3,568

	FACE AMOUNT
U.S. TREASURY BILLS - 3.1%
U.S. Treasury Bills
3.63% due 08/11/26(d),(e)	$2,000,000	1,991,787
3.63% due 08/20/26(d),(e)	2,000,000	1,989,986
Total U.S. Treasury Bills
(Cost $3,981,773)		3,981,773

REPURCHASE AGREEMENTS(f) - 1.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	653,600	653,600
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	653,568	653,568
Total Repurchase Agreements
(Cost $1,307,168)		1,307,168

Total Investments - 95.5%
(Cost $90,401,524)		$122,324,057
Other Assets & Liabilities, net - 4.5%		5,710,773
Total Net Assets - 100.0%		$128,034,830

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Rate indicated is the effective yield at the time of purchase.
(f)	Repurchase Agreements — See Note 6.

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts	71	Sep 2026	$26,791,850	$219,350

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P 500® 2x STRATEGY FUND

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas	S&P 500 Index	Pay	4.48% (Federal Funds Rate + 0.85%)	At Maturity	09/22/26	8,035	$60,259,260	$809,815
Barclays Bank plc	S&P 500 Index	Pay	4.58% (SOFR + 0.90%)	At Maturity	09/28/26	4,326	32,443,606	(100,018)
Goldman Sachs International	S&P 500 Index	Pay	4.58% (Federal Funds Rate + 0.95%)	At Maturity	09/24/26	2,983	22,373,130	(127,830)
							$115,075,996	$581,967

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$114,230,250	$—	$—	$114,230,250
Money Market Funds	2,801,298	—	—	2,801,298
Securities Lending Collateral	3,568	—	—	3,568
U.S. Treasury Bills	—	3,981,773	—	3,981,773
Repurchase Agreements	—	1,307,168	—	1,307,168
Equity Futures Contracts(a)	219,350	—	—	219,350
Equity Index Swap Agreements(a)	—	809,815	—	809,815
Total Assets	$117,254,466	$6,098,756	$—	$123,353,222

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$227,848	$—	$227,848

(a)	Reported as unrealized appreciation/(depreciation) at period end.

224 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P 500® 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value - including $80,381 of securities loaned (cost $89,094,356)	$121,016,889
Repurchase agreements, at value (cost $1,307,168)	1,307,168
Segregated cash due from broker	5,139,300
Unrealized appreciation on OTC swap agreements	809,815
Receivables:
Fund shares sold	584,464
Variation margin on futures contracts	165,963
Dividends	46,963
Interest	5,778
Foreign tax reclaims	610
Securities lending income	22
Total assets	129,076,972

LIABILITIES:
Unrealized depreciation on OTC swap agreements	227,848
Segregated cash due to broker	370,000
Payable for:
Professional fees	112,443
Investment advisory fees	78,268
Transfer agent fees	68,499
Printing fees	58,618
Fund accounting/administration fees	47,392
Servicing fees	24,459
Fund shares redeemed	12,036
Trustees’ fees and expenses*	6,554
Return of securities lending collateral	3,568
Other liabilities	32,457
Total liabilities	1,042,142
NET ASSETS	$128,034,830

NET ASSETS CONSIST OF:
Paid-in capital	$89,514,388
Total distributable earnings (loss)	38,520,442
Net assets	$128,034,830
Capital shares outstanding	181,623
Net asset value per share	$704.95

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 225

STATEMENT OF OPERATIONS (Unaudited)
S&P 500® 2x STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $113)	$551,050
Interest	235,691
Income from securities lending, net	62
Total investment income	786,803

EXPENSES:
Investment advisory fees	481,945
Investor service fees	133,874
Transfer agent fees	101,193
Professional fees	83,147
Fund accounting/administration fees	71,812
Printing fees	63,014
Interest expense	51,391
Custodian fees	10,414
Trustees’ fees and expenses*	5,715
Miscellaneous	12,925
Total expenses	1,015,430
Less:
Expenses reimbursed by Adviser	(53,549)
Net expenses	961,881
Net investment loss	(175,078)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(645,059)
Swap agreements	6,527,258
Futures contracts	3,646,920
Net realized gain	9,529,119
Net change in unrealized appreciation (depreciation) on:
Investments	7,925,365
Swap agreements	(1,247,973)
Futures contracts	260,599
Net change in unrealized appreciation (depreciation)	6,937,991
Net realized and unrealized gain	16,467,110
Net increase in net assets resulting from operations	$16,292,032

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

226 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
S&P 500® 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(175,078)	$(95,284)
Net realized gain on investments	9,529,119	14,774,329
Net change in unrealized appreciation (depreciation) on investments	6,937,991	16,827,280
Net increase in net assets resulting from operations	16,292,032	31,506,325

Distributions to shareholders	—	(97,896)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	90,614,828	134,444,650
Distributions reinvested	—	97,896
Cost of shares redeemed	(87,503,485)	(93,444,467)
Net increase from capital share transactions	3,111,343	41,098,079
Net increase in net assets	19,403,375	72,506,508

NET ASSETS:
Beginning of period	108,631,455	36,124,947
End of period	$128,034,830	$108,631,455

CAPITAL SHARE ACTIVITY:
Shares sold	144,413	290,633
Shares issued from reinvestment of distributions	—	186
Shares redeemed	(142,238)	(186,057)
Net increase in shares	2,175	104,762

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 227

FINANCIAL HIGHLIGHTS
S&P 500® 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$605.36	$483.69	$342.15	$236.13	$499.24	$315.43
Income (loss) from investment operations:
Net investment income (loss)(b)	(1.02)	(0.62)	1.27	2.04	0.07	(2.79)
Net gain (loss) on investments (realized and unrealized)	100.61	122.80	143.05	104.22	(192.13)	186.60
Total from investment operations	99.59	122.18	144.32	106.26	(192.06)	183.81
Less distributions from:
Net investment income	—	(0.51)	(2.78)	(0.24)	—	—
Net realized gains	—	—	—	—	(71.05)	—
Total distributions	—	(0.51)	(2.78)	(0.24)	(71.05)	—
Net asset value, end of period	$704.95	$605.36	$483.69	$342.15	$236.13	$499.24

Total Return(c)	16.45%	25.28%	42.25%	45.04%	(39.77)%	58.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,035	$108,631	$36,125	$35,977	$16,482	$90,849
Ratios to average net assets:
Net investment income (loss)	(0.33)%	(0.12)%	0.30%	0.71%	0.02%	(0.68)%
Total expenses(d)	1.90%	2.00%	1.96%	1.93%	1.84%	1.75%
Net expenses(e)	1.80%	1.90%	1.86%	1.86%	1.77%	1.71%
Portfolio turnover rate	34%	73%	214%	436%	1,703%	2,834%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

228 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INVERSE S&P 500® STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 4.6%
Guggenheim Ultra Short Income ETF(a)	1,786	$89,522
Total Exchange-Traded Funds
(Cost $89,203)		89,522

MUTUAL FUNDS - 6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	11,574	116,430
Total Mutual Funds
(Cost $113,414)		116,430

MONEY MARKET FUNDS(b) - 1.0%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	18,952	18,952
Total Money Market Funds
(Cost $18,952)		18,952

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 51.6%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$503,639	503,639
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	503,615	503,615
Total Repurchase Agreements
(Cost $1,007,254)		1,007,254

U.S. TREASURY BILLS - 15.4%
U.S. Treasury Bills
3.52% due 07/02/26(f)	300,000	299,971

Total U.S. Treasury Bills
(Cost $299,971)		299,971

FEDERAL AGENCY DISCOUNT NOTES - 10.2%
Federal Home Loan Bank
3.60% due 07/10/26(f)	200,000	199,821
Total Federal Agency Discount Notes
(Cost $199,821)		199,821

Total Investments - 88.8%
(Cost $1,728,615)		$1,731,950
Other Assets & Liabilities, net - 11.2%		219,392
Total Net Assets - 100.0%		$1,951,342

(a)	Affiliated issuer.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.
(f)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(a)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs International	S&P 500 Index	Receive	4.28% (Federal Funds Rate + 0.65%)	At Maturity	09/24/26	160	$1,199,923	$3,205
Barclays Bank plc	S&P 500 Index	Receive	4.28% (SOFR + 0.60%)	At Maturity	09/28/26	62	463,171	1,976
BNP Paribas	S&P 500 Index	Receive	4.08% (Federal Funds Rate + 0.45%)	At Maturity	09/22/26	38	287,792	(16,601)
							$1,950,886	$(11,420)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
INVERSE S&P 500® STRATEGY FUND

(a)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$89,522	$—	$—	$89,522
Mutual Funds	116,430	—	—	116,430
Money Market Funds	18,952	—	—	18,952
Repurchase Agreements	—	1,007,254	—	1,007,254
U.S. Treasury Bills	—	299,971	—	299,971
Federal Agency Discount Notes	—	199,821	—	199,821
Equity Index Swap Agreements(a)	—	5,181	—	5,181
Total Assets	$224,904	$1,512,227	$—	$1,737,131

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements(a)	$—	$16,601	$—	$16,601

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

230 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INVERSE S&P 500® STRATEGY FUND

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$89,242	$(39)	$—	$319	$89,522	1,786	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	116,663	—	—	—	(233)	116,430	11,574	2,555
Guggenheim Strategy Fund II	114,691	—	(114,263)	—	(428)	—	—	2,558
	$231,354	$89,242	$(114,302)	$—	$(342)	$205,952		$5,113

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 231

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INVERSE S&P 500® STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $518,744)	$518,744
Investments in affiliated issuers, at value (cost $202,617)	205,952
Repurchase agreements, at value (cost $1,007,254)	1,007,254
Cash	531
Segregated cash due from broker	242,000
Unrealized appreciation on OTC swap agreements	5,181
Receivables:
Fund shares sold	812
Interest	592
Total assets	1,981,066

LIABILITIES:
Unrealized depreciation on OTC swap agreements	16,601
Payable for:
Fund shares redeemed	4,640
Professional fees	2,083
Printing fees	1,652
Fund accounting/administration fees	1,394
Investment advisory fees	1,286
Transfer agent fees	994
Servicing fees	412
Trustees’ fees and expenses*	80
Other liabilities	582
Total liabilities	29,724
NET ASSETS	$1,951,342

NET ASSETS CONSIST OF:
Paid-in capital	$22,348,253
Total distributable earnings (loss)	(20,396,911)
Net assets	$1,951,342
Capital shares outstanding	23,061
Net asset value per share	$84.62

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

232 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
INVERSE S&P 500® STRATEGY FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$359
Dividends from securities of affiliated issuers	5,113
Interest from securities of unaffiliated issuers	49,846
Total investment income	55,318

EXPENSES:
Investment advisory fees	13,962
Investor service fees	3,878
Transfer agent fees	2,960
Professional fees	2,395
Fund accounting/administration fees	2,080
Printing fees	1,815
Custodian fees	390
Trustees’ fees and expenses*	164
Interest expense	126
Miscellaneous	373
Total expenses	28,143
Less:
Expenses reimbursed by Adviser	(1,551)
Expenses waived by Adviser	(154)
Total waived/reimbursed expenses	(1,705)
Net expenses	26,438
Net investment income	28,880
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	8,500
Swap agreements	(443,000)
Futures contracts	(72,875)
Net realized loss	(507,375)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1
Investments in affiliated issuers	(342)
Swap agreements	(20,776)
Net change in unrealized appreciation (depreciation)	(21,117)
Net realized and unrealized loss	(528,492)
Net decrease in net assets resulting from operations	$(499,612)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 233

STATEMENTS OF CHANGES IN NET ASSETS
INVERSE S&P 500® STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,880	$35,821
Net realized loss on investments	(507,375)	(67,529)
Net change in unrealized appreciation (depreciation) on investments	(21,117)	2,621
Net decrease in net assets resulting from operations	(499,612)	(29,087)

Distributions to shareholders	—	(103,991)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	98,467,278	40,295,790
Distributions reinvested	—	103,991
Cost of shares redeemed	(97,285,486)	(40,008,832)
Net increase from capital share transactions	1,181,792	390,949
Net increase in net assets	682,180	257,871

NET ASSETS:
Beginning of period	1,269,162	1,011,291
End of period	$1,951,342	$1,269,162

CAPITAL SHARE ACTIVITY:
Shares sold	1,067,586	380,890	*
Shares issued from reinvestment of distributions	—	1,067	*
Shares redeemed	(1,058,383)	(376,949	)*
Net increase in shares	9,203	5,008	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025.

234 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INVERSE S&P 500® STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$91.58	$114.27	$150.11	$181.27	$155.49	$205.80
Income (loss) from investment operations:
Net investment income (loss)(c)	0.84	2.56	4.60	5.55	0.25	(2.65)
Net gain (loss) on investments (realized and unrealized)	(7.80)	(15.42)	(23.84)	(32.56)	25.53 (d)	(47.66)
Total from investment operations	(6.96)	(12.86)	(19.24)	(27.01)	25.78	(50.31)
Less distributions from:
Net investment income	—	(9.83)	(16.60)	(4.15)	—	—
Total distributions	—	(9.83)	(16.60)	(4.15)	—	—
Net asset value, end of period	$84.62	$91.58	$114.27	$150.11	$181.27	$155.49

Total Return(e)	(7.60)%	(11.76)%	(13.11)%	(14.95)%	16.56%	(24.44)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,951	$1,269	$1,011	$1,173	$6,156	$2,488
Ratios to average net assets:
Net investment income (loss)	1.86%	2.44%	3.65%	3.30%	0.13%	(1.48)%
Total expenses(f)	1.81%	1.90%	1.83%	1.86%	1.82%	1.74%
Net expenses(g)	1.70%	1.78%	1.69%	1.76%	1.75%	1.69%
Portfolio turnover rate	—	—	—	—	—	1,675%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P 500® PURE GROWTH FUND

	SHARES	VALUE
COMMON STOCKS - 99.6%

TECHNOLOGY - 35.9%
Sandisk Corp.*	1,717	$3,903,994
Micron Technology, Inc.	1,366	1,576,760
KLA Corp.	3,821	1,152,834
Advanced Micro Devices, Inc.*	1,714	995,680
Lam Research Corp.	2,068	896,127
Crowdstrike Holdings, Inc. — Class A*	1,079	823,428
Monolithic Power Systems, Inc.	561	775,504
Applied Materials, Inc.	1,000	723,000
Datadog, Inc. — Class A*	2,201	573,052
NVIDIA Corp.	2,624	525,036
Broadcom, Inc.	1,334	503,919
Lumentum Holdings, Inc.*	547	469,359
Palantir Technologies, Inc. — Class A*	3,427	399,828
Microsoft Corp.	511	190,613
Total Technology		13,509,134

INDUSTRIAL - 18.5%
Comfort Systems USA, Inc.	636	1,260,520
Vertiv Holdings Co. — Class A	2,337	782,474
Amphenol Corp. — Class A	4,345	766,110
Howmet Aerospace, Inc.	2,744	737,752
GE Vernova, Inc.	556	653,222
Coherent Corp.*	1,501	592,100
EMCOR Group, Inc.	653	541,912
Caterpillar, Inc.	487	518,606
RTX Corp.	2,281	432,774
Flex Ltd.*	2,401	389,130
TransDigm Group, Inc.	226	301,041
Total Industrial		6,975,641

COMMUNICATIONS - 15.0%
Ciena Corp.*	1,783	874,668
Arista Networks, Inc.*	3,582	608,510
EchoStar Corp. — Class A*	5,209	528,714
Robinhood Markets, Inc. — Class A*	4,825	483,851
AppLovin Corp. — Class A*	922	475,042
Expedia Group, Inc.	1,572	402,243
Uber Technologies, Inc.*	4,800	346,368
Meta Platforms, Inc. — ClassA	581	327,271
Alphabet, Inc. — Class A	881	314,843
DoorDash, Inc. — Class A*	1,696	312,963
VeriSign, Inc.	1,117	280,993
Alphabet, Inc. — Class C	702	248,038
Booking Holdings, Inc.	1,313	234,029
Netflix, Inc.*	2,914	208,060
Total Communications		5,645,593

CONSUMER, CYCLICAL - 12.8%
TKO Group Holdings, Inc. — Class A(a)	2,649	533,270
Tapestry, Inc.	3,400	497,692
Ralph Lauren Corp. — ClassA	1,235	495,741
Royal Caribbean Cruises Ltd.	1,533	486,774
Carnival Corporation Ltd.	16,864	481,804
Wynn Resorts Ltd.	4,522	439,041
Hilton Worldwide Holdings, Inc.	1,222	403,822
Marriott International, Inc. — Class A	1,034	383,190
Las Vegas Sands Corp.	7,599	350,998
Ulta Beauty, Inc.*	574	258,863
O'Reilly Automotive, Inc.*	2,802	258,036
Casey's General Stores, Inc.	264	209,825
Total Consumer, Cyclical		4,799,056

CONSUMER, NON-CYCLICAL - 9.4%
Quanta Services, Inc.	900	648,036
Eli Lilly & Co.	513	615,307
Incyte Corp.*	4,974	563,853
HCA Healthcare, Inc.	1,075	419,132
Monster Beverage Corp.*	4,309	414,181
IDEXX Laboratories, Inc.*	582	306,388
Insulet Corp.*	1,463	222,742
Intuitive Surgical, Inc.*	448	178,161
Rollins, Inc.	4,161	173,680
Total Consumer, Non-cyclical		3,541,480

FINANCIAL - 4.6%
Berkshire Hathaway, Inc. — Class B*	1,443	722,063
Interactive Brokers Group, Inc. — Class A	7,654	666,204
Welltower, Inc. REIT	1,591	361,109
Total Financial		1,749,376

ENERGY - 1.3%
First Solar, Inc.*	2,106	496,932

BASIC MATERIALS - 1.1%
Newmont Corp.	4,354	406,663

UTILITIES - 1.0%
Vistra Corp.	2,276	361,042
Total Common Stocks
(Cost $23,768,169)		37,484,917

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 0.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$141,807	141,807
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	141,800	141,800
Total Repurchase Agreements
(Cost $283,607)		283,607

Total Investments - 100.4%
(Cost $24,051,776)		$37,768,524
Other Assets & Liabilities, net - (0.4)%		(138,192)
Total Net Assets - 100.0%		$37,630,332

236 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P 500® PURE GROWTH FUND

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,484,917	$—	$—	$37,484,917
Repurchase Agreements	—	283,607	—	283,607
Total Assets	$37,484,917	$283,607	$—	$37,768,524

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 237

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P 500® PURE GROWTH FUND
June 30, 2026

ASSETS:
Investments, at value - including $359,540 of securities loaned (cost $23,768,169)	$37,484,917
Repurchase agreements, at value (cost $283,607)	283,607
Receivables:
Dividends	6,146
Fund shares sold	182
Interest	29
Securities lending income	25
Total assets	37,774,906

LIABILITIES:
Payable for:
Professional fees	34,075
Fund shares redeemed	24,578
Transfer agent fees	20,363
Printing fees	19,372
Investment advisory fees	18,968
Fund accounting/administration fees	12,508
Servicing fees	6,774
Trustees’ fees and expenses*	2,027
Other liabilities	5,909
Total liabilities	144,574
NET ASSETS	$37,630,332

NET ASSETS CONSIST OF:
Paid-in capital	$23,818,785
Total distributable earnings (loss)	13,811,547
Net assets	$37,630,332
Capital shares outstanding	495,594
Net asset value per share	$75.93

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

238 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
S&P 500® PURE GROWTH FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$59,777
Interest	3,958
Income from securities lending, net	61
Total investment income	63,796

EXPENSES:
Investment advisory fees	102,303
Investor service fees	34,101
Transfer agent fees	25,824
Professional fees	21,153
Fund accounting/administration fees	18,179
Printing fees	16,032
Custodian fees	2,381
Trustees’ fees and expenses*	1,454
Miscellaneous	3,293
Total expenses	224,720
Less:
Expenses reimbursed by Adviser	(6,820)
Net expenses	217,900
Net investment loss	(154,104)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	377,391
Net realized gain	377,391
Net change in unrealized appreciation (depreciation) on:
Investments	8,991,750
Net change in unrealized appreciation (depreciation)	8,991,750
Net realized and unrealized gain	9,369,141
Net increase in net assets resulting from operations	$9,215,037

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 239

STATEMENTS OF CHANGES IN NET ASSETS
S&P 500® PURE GROWTH FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(154,104)	$(302,686)
Net realized gain on investments	377,391	3,534,715
Net change in unrealized appreciation (depreciation) on investments	8,991,750	(84,468)
Net increase in net assets resulting from operations	9,215,037	3,147,561

Distributions to shareholders	—	(3,577,819)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	17,386,763	45,778,186
Distributions reinvested	—	3,577,819
Cost of shares redeemed	(13,619,350)	(52,611,698)
Net increase (decrease) from capital share transactions	3,767,413	(3,255,693)
Net increase (decrease) in net assets	12,982,450	(3,685,951)

NET ASSETS:
Beginning of period	24,647,882	28,333,833
End of period	$37,630,332	$24,647,882

CAPITAL SHARE ACTIVITY:
Shares sold	273,822	804,379
Shares issued from reinvestment of distributions	—	63,912
Shares redeemed	(219,889)	(934,236)
Net increase (decrease) in shares	53,933	(65,945)

240 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
S&P 500® PURE GROWTH FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$55.81	$55.82	$44.29	$41.60	$70.09	$55.17
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.35)	(0.60)	(0.50)	0.03	(0.27)	(0.84)
Net gain (loss) on investments (realized and unrealized)	20.47	7.19	12.28	2.66	(19.18)	16.03
Total from investment operations	20.12	6.59	11.78	2.69	(19.45)	15.19
Less distributions from:
Net investment income	—	—	(0.03)	—	—	—
Net realized gains	—	(6.60)	(0.22)	—	(9.04)	(0.27)
Total distributions	—	(6.60)	(0.25)	—	(9.04)	(0.27)
Net asset value, end of period	$75.93	$55.81	$55.82	$44.29	$41.60	$70.09

Total Return(c)	36.05%	11.75%	26.67%	6.47%	(28.35)%	27.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,630	$24,648	$28,334	$22,445	$23,407	$52,617
Ratios to average net assets:
Net investment income (loss)	(1.13)%	(1.06)%	(0.98)%	0.06%	(0.53)%	(1.34)%
Total expenses	1.65%	1.74%	1.69%	1.71%	1.67%	1.60%
Net expenses(d)	1.60%	1.69%	1.64%	1.69%	1.67%	1.60%
Portfolio turnover rate	51%	197%	284%	182%	139%	155%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P 500® PURE VALUE FUND

	SHARES	VALUE
COMMON STOCKS - 99.9%

CONSUMER, NON-CYCLICAL - 30.5%
Centene Corp.*	8,893	$570,842
Humana, Inc.	1,301	516,783
Archer-Daniels-Midland Co.	6,047	461,991
Bunge Global S.A.	4,303	459,259
CVS Health Corp.	4,327	447,628
Cigna Group	1,262	347,908
Tyson Foods, Inc. — Class A	6,050	346,362
Elevance Health, Inc.	853	329,881
Viatris, Inc.	15,324	243,345
Cardinal Health, Inc.	1,003	238,273
Kroger Co.	4,066	225,785
Kraft Heinz Co.	9,000	212,580
Global Payments, Inc.	2,869	208,175
McKesson Corp.	246	185,878
Baxter International, Inc.	8,216	175,165
Cencora, Inc.	584	165,260
Sysco Corp.	1,878	156,963
Molson Coors Beverage Co. — Class B	3,900	151,944
UnitedHealth Group, Inc.	354	147,133
Hormel Foods Corp.	5,489	136,237
Henry Schein, Inc.*	1,595	133,214
Biogen, Inc.*	460	99,388
Block, Inc.*	1,269	96,444
Keurig Dr Pepper, Inc.	2,670	87,389
Universal Health Services, Inc. — Class B	529	78,657
Pfizer, Inc.	3,059	73,661
Zimmer Biomet Holdings, Inc.	813	69,991
Total Consumer, Non-cyclical		6,366,136

FINANCIAL - 20.4%
Everest Group Ltd.	887	316,863
Franklin Resources, Inc.	8,086	269,021
Alexandria Real Estate Equities, Inc. REIT	4,397	232,382
Prudential Financial, Inc.	2,062	222,552
Citigroup, Inc.	1,469	205,601
Citizens Financial Group, Inc.	2,532	177,417
MetLife, Inc.	2,085	176,412
Loews Corp.	1,520	172,079
Invesco Ltd.	6,358	167,788
American International Group, Inc.	2,163	161,208
Allstate Corp.	629	149,664
Truist Financial Corp.	2,991	149,012
M&T Bank Corp.	615	146,376
Principal Financial Group, Inc.	1,358	146,365
Assurant, Inc.	538	144,469
State Street Corp.	752	127,539
KeyCorp	5,271	121,497
Regions Financial Corp.	3,801	114,790
Huntington Bancshares, Inc.	6,416	113,756
Arch Capital Group Ltd.*	1,150	111,619
U.S. Bancorp	1,835	110,834
VICI Properties, Inc. — Class A REIT	3,963	105,218
PNC Financial Services Group, Inc.	408	100,458
Travelers Companies, Inc.	303	100,026
Chubb Ltd.	290	98,815
Fifth Third Bancorp	1,563	88,106
Hartford Insurance Group, Inc.	618	81,897
Bank of America Corp.	1,407	80,171
Capital One Financial Corp.	328	65,803
Total Financial		4,257,738

CONSUMER, CYCLICAL - 12.8%
Ford Motor Co.	30,097	418,348
General Motors Co.	4,633	357,112
Target Corp.	2,666	348,206
United Airlines Holdings, Inc.*	1,679	228,327
Delta Air Lines, Inc.	2,289	214,388
Best Buy Company, Inc.	2,494	189,245
Southwest Airlines Co.	3,146	161,767
MGM Resorts International*	3,297	157,630
Dollar General Corp.	1,156	133,067
Lennar Corp. — Class A	1,259	113,927
Aptiv plc*	1,571	96,428
PulteGroup, Inc.	683	93,714
DR Horton, Inc.	538	87,629
Genuine Parts Co.	669	78,929
Total Consumer, Cyclical		2,678,717

ENERGY - 9.6%
Valero Energy Corp.	1,149	299,246
Phillips 66	1,657	280,116
Marathon Petroleum Corp.	985	251,835
APA Corp.	5,938	193,401
Diamondback Energy, Inc.	809	142,206
Devon Energy Corp.	3,081	127,307
Occidental Petroleum Corp.	2,467	119,822
Halliburton Co.	3,348	113,665
Chevron Corp.	654	108,407
ConocoPhillips	895	93,044
ONEOK, Inc.	1,050	91,287
Exxon Mobil Corp.	652	89,141
SLB Ltd.	1,848	85,913
Total Energy		1,995,390

BASIC MATERIALS - 8.3%
Dow, Inc.	13,616	372,534
Mosaic Co.	15,444	327,258
DuPont de Nemours, Inc.	2,161	293,073
LyondellBasell Industries N.V. — Class A	5,532	291,260
International Paper Co.	4,822	183,718
Nucor Corp.	633	141,001
International Flavors & Fragrances, Inc.	1,654	131,030
Total Basic Materials		1,739,874

INDUSTRIAL - 6.2%
Smurfit Westrock plc	7,473	345,701
Stanley Black & Decker, Inc.	2,778	261,466
Amcor plc	3,316	143,749
FedEx Corp.	454	142,161
Textron, Inc.	1,215	111,452
Ball Corp.	1,603	100,027
Builders FirstSource, Inc.*	886	79,279
Huntington Ingalls Industries, Inc.	252	70,532

242 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P 500® PURE VALUE FUND

	SHARES	VALUE
COMMON STOCKS - 99.9% (continued)

INDUSTRIAL - 6.2% (continued)
Fedex Freight Holding
Company, Inc.*	227	$34,277
Total Industrial		1,288,644

COMMUNICATIONS - 5.2%
Comcast Corp. — Class A	8,913	218,814
Paramount Skydance
Corp. — Class B(a)	18,591	183,307
Charter Communications,
Inc. — Class A*	1,117	158,849
Verizon Communications, Inc.	2,929	124,014
Omnicom Group, Inc.	1,243	90,528
AT&T, Inc.	4,185	86,629
Warner Bros Discovery, Inc.*	2,659	70,889
Walt Disney Co.	699	67,279
News Corp. — Class A	2,180	54,129
News Corp. — Class B	729	20,456
Total Communications		1,074,894

UTILITIES - 4.1%
PG&E Corp.	10,398	174,894
Edison International	2,334	173,766
AES Corp.	8,234	120,711
Pinnacle West Capital Corp.	1,013	108,391
Consolidated Edison, Inc.	913	101,005
Eversource Energy	1,277	92,289
Exelon Corp.	1,757	81,911
Total Utilities		852,967

TECHNOLOGY - 2.8%
Hewlett Packard Enterprise Co.	7,568	341,392
HP, Inc.	6,158	135,107
Fiserv, Inc.*	1,983	97,266
Total Technology		573,765
Total Common Stocks
(Cost $15,117,842)		20,828,125

SECURITIES LENDING COLLATERAL(b) - 0.7%
MONEY MARKET FUNDS - 0.7%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	136,399	136,399
Total Securities Lending Collateral
(Cost $136,399)		136,399

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$84,366	84,366
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	84,361	84,361
Total Repurchase Agreements
(Cost $168,727)		168,727

Total Investments - 101.4%
(Cost $15,422,968)		$21,133,251
Other Assets & Liabilities, net - (1.4)%		(287,870)
Total Net Assets - 100.0%		$20,845,381

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 243

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P 500® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,828,125	$—	$—	$20,828,125
Securities Lending Collateral	136,399	—	—	136,399
Repurchase Agreements	—	168,727	—	168,727
Total Assets	$20,964,524	$168,727	$—	$21,133,251

244 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P 500® PURE VALUE FUND
June 30, 2026

ASSETS:
Investments, at value - including $133,820 of securities loaned (cost $15,254,241)	$20,964,524
Repurchase agreements, at value (cost $168,727)	168,727
Receivables:
Dividends	26,825
Investments sold	560
Securities lending income	174
Fund shares sold	100
Interest	17
Total assets	21,160,927

LIABILITIES:
Payable for:
Return of securities lending collateral	136,399
Fund shares redeemed	101,842
Professional fees	22,383
Transfer agent fees	12,602
Investment advisory fees	11,753
Fund accounting/administration fees	8,525
Servicing fees	4,198
Trustees’ fees and expenses*	1,291
Other liabilities	16,553
Total liabilities	315,546
NET ASSETS	$20,845,381

NET ASSETS CONSIST OF:
Paid-in capital	$16,352,339
Total distributable earnings (loss)	4,493,042
Net assets	$20,845,381
Capital shares outstanding	285,723
Net asset value per share	$72.96

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 245

STATEMENT OF OPERATIONS (Unaudited)
S&P 500® PURE VALUE FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $240)	$268,180
Interest	2,393
Income from securities lending, net	286
Total investment income	270,859

EXPENSES:
Investment advisory fees	72,603
Investor service fees	24,201
Transfer agent fees	18,298
Professional fees	15,027
Fund accounting/administration fees	12,986
Printing fees	11,388
Custodian fees	1,688
Trustees’ fees and expenses*	1,033
Miscellaneous	2,336
Total expenses	159,561
Less:
Expenses reimbursed by Adviser	(4,840)
Net expenses	154,721
Net investment income	116,138
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(302,119)
Net realized loss	(302,119)
Net change in unrealized appreciation (depreciation) on:
Investments	2,050,886
Net change in unrealized appreciation (depreciation)	2,050,886
Net realized and unrealized gain	1,748,767
Net increase in net assets resulting from operations	$1,864,905

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

246 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
S&P 500® PURE VALUE FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$116,138	$179,789
Net realized gain (loss) on investments	(302,119)	1,554,791
Net change in unrealized appreciation (depreciation) on investments	2,050,886	597,404
Net increase in net assets resulting from operations	1,864,905	2,331,984

Distributions to shareholders	—	(1,021,809)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,136,613	43,468,899
Distributions reinvested	—	1,021,809
Cost of shares redeemed	(16,656,443)	(46,642,082)
Net increase (decrease) from capital share transactions	1,480,170	(2,151,374)
Net increase (decrease) in net assets	3,345,075	(841,199)

NET ASSETS:
Beginning of period	17,500,306	18,341,505
End of period	$20,845,381	$17,500,306

CAPITAL SHARE ACTIVITY:
Shares sold	258,233	708,154
Shares issued from reinvestment of distributions	—	17,295
Shares redeemed	(238,304)	(762,917)
Net increase (decrease) in shares	19,929	(37,468)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 247

FINANCIAL HIGHLIGHTS
S&P 500® PURE VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$65.84	$60.48	$55.30	$52.80	$61.26	$46.76
Income (loss) from investment operations:
Net investment income (loss)(b)	0.42	0.60	0.62	0.56	0.50	0.50
Net gain (loss) on investments (realized and unrealized)	6.70	8.65	5.35	2.73	(2.25)	14.56
Total from investment operations	7.12	9.25	5.97	3.29	(1.75)	15.06
Less distributions from:
Net investment income	—	(0.79)	(0.79)	(0.79)	(0.57)	(0.36)
Net realized gains	—	(3.10)	—	—	(6.14)	(0.20)
Total distributions	—	(3.89)	(0.79)	(0.79)	(6.71)	(0.56)
Net asset value, end of period	$72.96	$65.84	$60.48	$55.30	$52.80	$61.26

Total Return(c)	10.81%	16.02%	10.84%	6.29%	(2.55)%	32.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,845	$17,500	$18,342	$19,474	$33,199	$30,303
Ratios to average net assets:
Net investment income (loss)	1.20%	0.98%	1.07%	1.07%	0.86%	0.87%
Total expenses	1.65%	1.74%	1.69%	1.70%	1.67%	1.59%
Net expenses(d)	1.60%	1.69%	1.64%	1.69%	1.67%	1.59%
Portfolio turnover rate	79%	247%	216%	88%	280%	184%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

248 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P MIDCAP 400® PURE GROWTH FUND

	SHARES	VALUE
COMMON STOCKS - 99.4%

INDUSTRIAL - 34.0%
Sterling Infrastructure, Inc.*	374	$313,921
Vicor Corp.*	667	253,313
TTM Technologies, Inc.*	1,184	221,432
MasTec, Inc.*	527	219,264
Woodward, Inc.	491	208,891
Dycom Industries, Inc.*	366	185,046
ATI, Inc.*	885	174,433
IES Holdings, Inc.*	213	156,483
Fabrinet*	275	154,572
Curtiss-Wright Corp.	199	150,794
Advanced Energy Industries, Inc.	349	130,132
nVent Electric plc	716	121,441
Sanmina Corp.*	462	116,923
EnerSys	470	109,895
XPO, Inc.*	506	103,877
AeroVironment, Inc.*	597	98,547
SPX Technologies, Inc.*	391	95,861
BWX Technologies, Inc.	485	94,405
Chart Industries, Inc.*	427	89,217
Watts Water Technologies, Inc. — Class A	190	74,376
RBC Bearings, Inc.*	114	73,423
ITT, Inc.	357	70,600
Hexcel Corp.	698	69,842
Moog, Inc. — Class A	154	65,271
Kratos Defense & Security Solutions, Inc.*	1,229	61,278
Flowserve Corp.	771	57,177
Tetra Tech, Inc.	1,386	40,042
Total Industrial		3,510,456

CONSUMER, NON-CYCLICAL - 23.0%
Arrowhead Pharmaceuticals, Inc.*	2,864	233,445
Halozyme Therapeutics, Inc.*	2,437	190,744
Medpace Holdings, Inc.*	300	158,877
Exelixis, Inc.*	2,456	133,631
United Therapeutics Corp.*	246	133,290
UL Solutions, Inc. — Class A	1,204	122,639
Neurocrine Biosciences, Inc.*	725	122,188
Jazz Pharmaceuticals plc*	403	97,111
Celsius Holdings, Inc.*	3,294	96,448
Tenet Healthcare Corp.*	499	93,353
Ensign Group, Inc.	579	92,814
Penumbra, Inc.*	291	91,883
Globus Medical, Inc. — Class A*	1,064	84,066
Elanco Animal Health, Inc.*	3,295	81,090
API Group Corp.*	1,911	80,931
Toast, Inc. — Class A*	2,568	71,442
Valvoline, Inc.*,(a)	1,788	70,697
Option Care Health, Inc.*	3,139	65,825
LivaNova plc*	786	64,633
Coca-Cola Consolidated, Inc.	336	64,149
Sotera Health Co.*	2,853	50,641
HealthEquity, Inc.*	559	50,489
Encompass Health Corp.	475	48,013
Grand Canyon Education, Inc.*	266	38,067
Paylocity Holding Corp.*	294	30,732
Total Consumer, Non-cyclical		2,367,198

TECHNOLOGY - 13.2%
DigitalOcean Holdings, Inc.*	1,559	244,810
Rambus, Inc.*	1,452	192,738
Twilio, Inc. — Class A*	770	158,874
MACOM Technology Solutions Holdings, Inc.*	388	147,584
Everpure, Inc. — Class A*	1,205	94,942
SiTime Corp.*	123	91,704
Okta, Inc.*	650	88,692
CACI International, Inc. — Class A*	161	74,585
Dropbox, Inc. — Class A*	2,021	55,517
Dynatrace, Inc.*	1,148	50,409
Appfolio, Inc. — Class A*	307	49,227
Guidewire Software, Inc.*	255	31,378
Doximity, Inc. — Class A*	1,454	30,156
Pegasystems, Inc.	953	28,561
ExlService Holdings, Inc.*	988	25,550
Total Technology		1,364,727

CONSUMER, CYCLICAL - 8.5%
FirstCash Holdings, Inc.	688	148,828
Five Below, Inc.*	727	130,707
Boyd Gaming Corp.	1,136	100,343
Hilton Grand Vacations, Inc.*	1,774	92,904
Travel + Leisure Co.	1,099	83,997
Somnigroup International, Inc.	1,051	82,398
RB Global, Inc.	671	78,138
Ollie's Bargain Outlet Holdings, Inc.*	615	47,281
Churchill Downs, Inc.	442	39,621
Wingstop, Inc.	228	39,538
Planet Fitness, Inc. — Class A*	670	34,954
Total Consumer, Cyclical		878,709

BASIC MATERIALS - 6.0%
Carpenter Technology Corp.	417	257,222
Hecla Mining Co.	7,655	118,117
Coeur Mining, Inc.	5,814	94,884
Royal Gold, Inc.	454	90,623
NewMarket Corp.	78	61,717
Total Basic Materials		622,563

COMMUNICATIONS - 5.0%
InterDigital, Inc.	550	155,721
Hims & Hers Health, Inc.*	3,379	117,150
Roku, Inc.*	840	116,038
Viavi Solutions, Inc.*	1,676	80,029
New York Times Co. — Class A	685	47,936
Total Communications		516,874

ENERGY - 3.9%
TechnipFMC plc	2,932	194,392
Valaris Ltd.*	2,065	149,919
Antero Midstream Corp.	2,430	55,282
Total Energy		399,593

FINANCIAL - 3.7%
Sabra Health Care REIT, Inc.	4,683	91,365

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 249

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P MIDCAP 400® PURE GROWTH FUND

	SHARES	VALUE
COMMON STOCKS - 99.4% (continued)

FINANCIAL - 3.7% (continued)
Federated Hermes, Inc.	1,354	$74,768
Affiliated Managers Group, Inc.	214	72,418
CareTrust REIT, Inc.	1,426	57,539
Kinsale Capital Group, Inc.(a)	135	44,524
First Industrial Realty Trust, Inc. REIT	677	41,507
Total Financial		382,121

UTILITIES - 2.1%
Talen Energy Corp.*	401	154,089
Ormat Technologies, Inc.	588	64,033
Total Utilities		218,122
Total Common Stocks
(Cost $7,202,050)		10,260,363

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 1.2%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$60,105	60,105
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	60,102	60,102
Total Repurchase Agreements
(Cost $120,207)		120,207

Total Investments - 100.6%
(Cost $7,322,257)		$10,380,570
Other Assets & Liabilities, net - (0.6)%		(66,244)
Total Net Assets - 100.0%		$10,314,326

(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Repurchase Agreements — See Note 6.
(c)	Non-income producing security.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,260,363	$—	$—	$10,260,363
Repurchase Agreements	—	120,207	—	120,207
Total Assets	$10,260,363	$120,207	$—	$10,380,570

250 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P MIDCAP 400® PURE GROWTH FUND
June 30, 2026

ASSETS:
Investments, at value - including $87,573 of securities loaned (cost $7,202,050)	$10,260,363
Repurchase agreements, at value (cost $120,207)	120,207
Receivables:
Investments sold	201,918
Dividends	1,951
Fund shares sold	184
Interest	12
Securities lending income	9
Total assets	10,584,644

LIABILITIES:
Payable for:
Investments purchased	227,973
Transfer agent fees	6,808
Investment advisory fees	5,971
Fund accounting/administration fees	4,531
Servicing fees	2,133
Fund shares redeemed	1,639
Trustees’ fees and expenses*	710
Other liabilities	20,553
Total liabilities	270,318
NET ASSETS	$10,314,326

NET ASSETS CONSIST OF:
Paid-in capital	$6,718,172
Total distributable earnings (loss)	3,596,154
Net assets	$10,314,326
Capital shares outstanding	218,065
Net asset value per share	$47.30

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 251

STATEMENT OF OPERATIONS (Unaudited)
S&P MIDCAP 400® PURE GROWTH FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $113)	$19,079
Interest	1,470
Income from securities lending, net	25
Total investment income	20,574

EXPENSES:
Investment advisory fees	39,134
Investor service fees	13,045
Transfer agent fees	9,846
Professional fees	8,108
Fund accounting/administration fees	7,024
Printing fees	6,145
Custodian fees	908
Trustees’ fees and expenses*	557
Miscellaneous	1,261
Total expenses	86,028
Less:
Expenses reimbursed by Adviser	(2,609)
Net expenses	83,419
Net investment loss	(62,845)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	127,991
Net realized gain	127,991
Net change in unrealized appreciation (depreciation) on:
Investments	1,963,470
Net change in unrealized appreciation (depreciation)	1,963,470
Net realized and unrealized gain	2,091,461
Net increase in net assets resulting from operations	$2,028,616

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

252 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
S&P MIDCAP 400® PURE GROWTH FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(62,845)	$(82,720)
Net realized gain on investments	127,991	838,992
Net change in unrealized appreciation (depreciation) on investments	1,963,470	(297,703)
Net increase in net assets resulting from operations	2,028,616	458,569

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,185,010	13,303,903
Distributions reinvested	—	512,239
Cost of shares redeemed	(22,907,349)	(16,855,615)
Net decrease from capital share transactions	(722,339)	(3,039,473)
Net increase (decrease) in net assets	1,306,277	(3,093,143)

NET ASSETS:
Beginning of period	9,008,049	12,101,192
End of period	$10,314,326	$9,008,049

CAPITAL SHARE ACTIVITY:
Shares sold	530,100	351,886
Shares issued from reinvestment of distributions	—	13,803
Shares redeemed	(544,601)	(449,874)
Net decrease in shares	(14,501)	(84,185)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 253

FINANCIAL HIGHLIGHTS
S&P MIDCAP 400® PURE GROWTH FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$38.73	$38.20	$32.90	$28.69	$46.84	$45.31
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.26)	(0.32)	(0.35)	(0.16)	(0.19)	(0.59)
Net gain (loss) on investments (realized and unrealized)	8.83	2.97	5.65	4.37	(10.46)	6.04
Total from investment operations	8.57	2.65	5.30	4.21	(10.65)	5.45
Less distributions from:
Net realized gains	—	(2.12)	— (c)	—	(7.50)	(3.92)
Total distributions	—	(2.12)	—	—	(7.50)	(3.92)
Net asset value, end of period	$47.30	$38.73	$38.20	$32.90	$28.69	$46.84

Total Return(d)	22.13%	7.18%	16.15%	14.67%	(22.62)%	12.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,314	$9,008	$12,101	$8,979	$11,962	$18,633
Ratios to average net assets:
Net investment income (loss)	(1.20)%	(0.85)%	(0.92)%	(0.52)%	(0.55)%	(1.23)%
Total expenses	1.65%	1.74%	1.69%	1.71%	1.67%	1.60%
Net expenses(e)	1.60%	1.69%	1.64%	1.69%	1.67%	1.60%
Portfolio turnover rate	216%	188%	322%	197%	227%	159%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Less than $0.01.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

254 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P MIDCAP 400® PURE VALUE FUND

	SHARES	VALUE
COMMON STOCKS - 99.6%

CONSUMER, CYCLICAL - 26.3%
Lear Corp.	1,251	$167,709
Macy's, Inc.	5,416	127,547
PVH Corp.	1,653	122,752
Harley-Davidson, Inc.	4,946	120,979
Alaska Air Group, Inc.*	2,277	118,859
Lithia Motors, Inc. — Class A	391	113,582
Penske Automotive Group, Inc.	624	111,665
Taylor Morrison Home Corp. — Class A*	1,347	96,634
SharkNinja, Inc.*	568	86,489
BorgWarner, Inc.	1,240	82,336
KB Home	1,279	80,053
AutoNation, Inc.*	413	76,731
American Airlines Group, Inc.*	4,229	76,418
Aramark	1,169	66,516
Goodyear Tire & Rubber Co.*	9,171	60,529
Murphy USA, Inc.	106	57,120
WESCO International, Inc.	159	54,923
Thor Industries, Inc.	697	52,387
Whirlpool Corp.	1,243	48,999
Visteon Corp.	424	42,065
Columbia Sportswear Co.	669	41,358
Polaris, Inc.	494	33,809
Bath & Body Works, Inc.	1,453	33,608
BJ's Wholesale Club Holdings, Inc.*	342	29,829
Gap, Inc.	1,390	25,965
Total Consumer, Cyclical		1,928,862

INDUSTRIAL - 23.9%
Arrow Electronics, Inc.*	1,377	293,866
Avnet, Inc.	3,288	292,040
TD SYNNEX Corp.	764	204,248
Fluor Corp.*	2,215	116,044
Sonoco Products Co.	1,818	102,444
Terex Corp.	1,319	95,482
Knight-Swift Transportation Holdings, Inc.	1,140	88,772
Greif, Inc. — Class A	1,184	88,196
Ryder System, Inc.	271	71,482
Avient Corp.	1,870	69,115
CNH Industrial N.V.	5,898	66,235
GXO Logistics, Inc.*	1,289	65,352
Silgan Holdings, Inc.	1,310	60,771
Graphic Packaging Holding Co.	5,041	53,283
AGCO Corp.	374	44,768
UFP Industries, Inc.	445	40,379
Total Industrial		1,752,477

FINANCIAL - 22.2%
Brighthouse Financial, Inc.*	2,240	141,792
Park Hotels & Resorts, Inc. REIT(a)	9,244	131,727
Reinsurance Group of America, Inc.	518	110,153
Voya Financial, Inc.	767	69,436
Flagstar Bank North America	4,554	68,037
Unum Group	728	65,083
Valley National Bancorp	4,375	64,094
Selective Insurance Group, Inc.	602	58,400
First American Financial Corp.	819	56,175
CNO Financial Group, Inc.	1,077	54,905
Bank OZK	1,034	53,861
Corebridge Financial, Inc.	1,879	53,796
FNB Corp.	2,762	52,699
Prosperity Bancshares, Inc.	689	50,318
Ally Financial, Inc.	1,060	48,707
United Bankshares, Inc.	1,024	46,930
Associated Banc-Corp	1,521	46,801
Cousins Properties, Inc. REIT	1,508	45,210
Jones Lang LaSalle, Inc.*	140	43,393
SouthState Bank Corp.	410	40,959
Webster Financial Corp.	535	40,885
Zions Bancorp North America	588	40,684
Columbia Banking System, Inc.	1,241	39,774
Old National Bancorp	1,519	39,342
Kilroy Realty Corp. REIT	1,028	38,519
Pinnacle Financial Partners, Inc.	348	35,106
Hancock Whitney Corp.	453	33,848
Jefferies Financial Group, Inc.	628	31,387
Starwood Property Trust, Inc. REIT(a)	1,602	26,241
Total Financial		1,628,262

ENERGY - 11.7%
PBF Energy, Inc. — Class A	4,721	214,900
HF Sinclair Corp.	2,598	180,951
NOV, Inc.	6,033	111,912
Chord Energy Corp.	932	106,528
Ovintiv, Inc.	1,304	68,655
Matador Resources Co.	1,310	65,212
Murphy Oil Corp.	1,700	55,352
Permian Resources Corp. — Class A	2,853	52,524
Total Energy		856,034

CONSUMER, NON-CYCLICAL - 7.2%
Performance Food Group Co.*	890	99,493
Darling Ingredients, Inc.*	1,330	72,645
Albertsons Companies, Inc. — Class A	5,337	72,210
US Foods Holding Corp.*	647	66,156
Post Holdings, Inc.*	581	51,279
Envista Holdings Corp.*	1,866	49,169
Pilgrim's Pride Corp.	1,594	44,807
Ingredion, Inc.	368	34,853
Euronet Worldwide, Inc.*	462	33,814
Total Consumer, Non-cyclical		524,426

BASIC MATERIALS - 5.1%
Olin Corp.	5,542	109,843
Cleveland-Cliffs, Inc.*	7,578	71,157
Westlake Corp.	963	70,299
Alcoa Corp.	971	50,628
Cabot Corp.	439	39,870
Commercial Metals Co.	444	27,861
Total Basic Materials		369,658

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 255

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P MIDCAP 400® PURE VALUE FUND

	SHARES	VALUE
COMMON STOCKS - 99.6% (continued)

COMMUNICATIONS - 1.8%
Sirius XM Holdings, Inc.	4,493	$132,723

TECHNOLOGY - 1.4%
Science Applications International Corp.	508	56,088
Kyndryl Holdings, Inc.*	2,300	26,013
KBR, Inc.	658	22,721
Total Technology		104,822
Total Common Stocks
(Cost $5,140,563)		7,297,264

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 0.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$24,937	24,937
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	24,936	24,936
Total Repurchase Agreements
(Cost $49,873)		49,873

Total Investments - 100.3%
(Cost $5,190,436)		$7,347,137
Other Assets & Liabilities, net - (0.3)%		(21,245)
Total Net Assets - 100.0%		$7,325,892

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,297,264	$—	$—	$7,297,264
Repurchase Agreements	—	49,873	—	49,873
Total Assets	$7,297,264	$49,873	$—	$7,347,137

256 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P MIDCAP 400® PURE VALUE FUND
June 30, 2026

ASSETS:
Investments, at value - including $118,468 of securities loaned (cost $5,140,563)	$7,297,264
Repurchase agreements, at value (cost $49,873)	49,873
Receivables:
Dividends	8,617
Fund shares sold	15
Interest	5
Securities lending income	2
Total assets	7,355,776

LIABILITIES:
Payable for:
Professional fees	8,204
Printing fees	4,632
Transfer agent fees	4,570
Investment advisory fees	4,493
Fund accounting/administration fees	3,384
Servicing fees	1,605
Fund shares redeemed	993
Trustees’ fees and expenses*	517
Other liabilities	1,486
Total liabilities	29,884
NET ASSETS	$7,325,892

NET ASSETS CONSIST OF:
Paid-in capital	$6,217,635
Total distributable earnings (loss)	1,108,257
Net assets	$7,325,892
Capital shares outstanding	135,595
Net asset value per share	$54.03

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 257

STATEMENT OF OPERATIONS (Unaudited)
S&P MIDCAP 400® PURE VALUE FUND

Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$80,444
Interest	1,059
Income from securities lending, net	63
Total investment income	81,566

EXPENSES:
Investment advisory fees	28,500
Investor service fees	9,500
Transfer agent fees	7,189
Professional fees	5,895
Fund accounting/administration fees	5,096
Printing fees	4,468
Custodian fees	706
Trustees’ fees and expenses*	405
Miscellaneous	917
Total expenses	62,676
Less:
Expenses reimbursed by Adviser	(1,900)
Net expenses	60,776
Net investment income	20,790
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(392,863)
Net realized loss	(392,863)
Net change in unrealized appreciation (depreciation) on:
Investments	1,095,698
Net change in unrealized appreciation (depreciation)	1,095,698
Net realized and unrealized gain	702,835
Net increase in net assets resulting from operations	$723,625

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

258 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
S&P MIDCAP 400® PURE VALUE FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,790	$53,370
Net realized gain (loss) on investments	(392,863)	266,684
Net change in unrealized appreciation (depreciation) on investments	1,095,698	(52,200)
Net increase in net assets resulting from operations	723,625	267,854

Distributions to shareholders	—	(688,163)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,777,895	13,386,117
Distributions reinvested	—	688,163
Cost of shares redeemed	(9,151,986)	(14,238,201)
Net decrease from capital share transactions	(374,091)	(163,921)
Net increase (decrease) in net assets	349,534	(584,230)

NET ASSETS:
Beginning of period	6,976,358	7,560,588
End of period	$7,325,892	$6,976,358

CAPITAL SHARE ACTIVITY:
Shares sold	168,077	267,728
Shares issued from reinvestment of distributions	—	14,503
Shares redeemed	(177,219)	(287,050)
Net decrease in shares	(9,142)	(4,819)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 259

FINANCIAL HIGHLIGHTS
S&P MIDCAP 400® PURE VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$48.20	$50.55	$50.90	$39.82	$54.73	$43.24
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14	0.36	0.07	0.01	0.29	0.26
Net gain (loss) on investments (realized and unrealized)	5.69	2.64	2.05	11.07	(3.74)	13.11
Total from investment operations	5.83	3.00	2.12	11.08	(3.45)	13.37
Less distributions from:
Net investment income	—	(0.06)	(0.04)	—	(0.55)	(0.04)
Net realized gains	—	(5.29)	(2.43)	—	(10.91)	(1.84)
Total distributions	—	(5.35)	(2.47)	—	(11.46)	(1.88)
Net asset value, end of period	$54.03	$48.20	$50.55	$50.90	$39.82	$54.73

Total Return(c)	12.10%	6.12%	4.42%	27.83%	(5.22)%	31.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,326	$6,976	$7,561	$11,490	$12,027	$13,823
Ratios to average net assets:
Net investment income (loss)	0.55%	0.73%	0.14%	0.02%	0.63%	0.49%
Total expenses	1.65%	1.74%	1.69%	1.71%	1.67%	1.59%
Net expenses(d)	1.60%	1.69%	1.64%	1.69%	1.67%	1.59%
Portfolio turnover rate	117%	247%	152%	238%	257%	216%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

260 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P SMALLCAP 600® PURE GROWTH FUND

	SHARES	VALUE
COMMON STOCKS - 99.9%

CONSUMER, NON-CYCLICAL - 31.2%
Protagonist Therapeutics, Inc.*	1,608	$197,109
Alignment Healthcare, Inc.*	7,944	189,147
Liquidia Corp.*	2,349	187,286
Sezzle, Inc.*,(a)	1,027	176,264
PTC Therapeutics, Inc.*	2,150	175,375
Chefs' Warehouse, Inc.*	1,755	168,655
Progyny, Inc.*	5,744	165,599
Ligand Pharmaceuticals, Inc. — Class B*	483	152,671
TG Therapeutics, Inc.*,(a)	2,747	150,920
Krystal Biotech, Inc.*	392	145,695
BrightSpring Health Services, Inc.*	2,040	142,270
Indivior Pharmaceuticals, Inc.*	3,350	137,450
ACADIA Pharmaceuticals, Inc.*	5,407	136,797
ANI Pharmaceuticals, Inc.*	1,584	131,124
Laureate Education, Inc.*	3,522	127,919
Catalyst Pharmaceuticals, Inc.*	3,821	120,094
Corcept Therapeutics, Inc.*	1,364	118,600
Collegium Pharmaceutical, Inc.*	2,851	103,206
Vita Coco Company, Inc.*	1,554	102,782
Veracyte, Inc.*	1,740	102,190
Covista, Inc.*	791	98,606
Phibro Animal Health Corp. — Class A	2,897	90,966
Healthcare Services Group, Inc.* 3,635 89,276 National HealthCare Corp.	403	85,178
Alkermes plc*	1,573	82,417
Pediatrix Medical Group, Inc.*	3,241	82,095
TransMedics Group, Inc.*,(a)	1,114	73,992
Harmony Biosciences Holdings, Inc.*	1,989	72,419
Cal-Maine Foods, Inc.(a)	891	71,779
Privia Health Group, Inc.*	2,586	66,538
UFP Technologies, Inc.*	223	59,124
Pacira BioSciences, Inc.*	2,228	56,524
Artivion, Inc.*	2,063	46,356
Tootsie Roll Industries, Inc.	1,029	40,697
EVERTEC, Inc.	1,462	40,614
ADMA Biologics, Inc.*	3,510	29,379
Inspire Medical Systems, Inc.*	297	13,249
Ligand Pharmaceuticals, Inc.*,(b)	338	—
Total Consumer, Non-cyclical		4,030,362

FINANCIAL - 20.9%
Dave, Inc.*,(a)	617	229,888
StoneX Group, Inc.*	1,738	205,953
Enova International, Inc.*	760	182,955
Adamas Trust, Inc. REIT(a)	18,491	173,446
EZCORP, Inc. — Class A*	4,980	172,159
Acadian Asset Management, Inc.	2,398	171,505
SiriusPoint Ltd.*	6,073	145,752
ARMOUR Residential REIT, Inc. REIT	8,178	142,706
Mercury General Corp.	1,115	118,881
Palomar Holdings, Inc.*	815	103,008
Ellington Financial, Inc. REIT	7,551	102,769
Curbline Properties Corp. REIT	3,349	101,810
St. Joe Co.	1,568	98,204
HCI Group, Inc.	549	96,212
Virtu Financial, Inc. — Class A	1,492	88,878
Axos Financial, Inc.*	906	88,235
Bancorp, Inc.*	1,311	82,121
PennyMac Mortgage Investment Trust REIT	6,916	78,012
Pathward Financial, Inc.	804	69,996
WisdomTree, Inc.	4,041	68,455
NMI Holdings, Inc. — Class A*	1,222	50,212
PJT Partners, Inc. — Class A(a)	332	50,112
Preferred Bank/Los Angeles CA	429	45,586
StepStone Group, Inc. — Class A	950	39,292
Total Financial		2,706,147

INDUSTRIAL - 19.2%
Powell Industries, Inc.(a)	888	254,288
Argan, Inc.	317	253,140
MYR Group, Inc.*	366	183,146
DXP Enterprises, Inc.*	1,034	174,477
AAR Corp.*	983	140,500
Everus Construction Group, Inc.*	815	135,249
ESCO Technologies, Inc.	386	135,115
AZZ, Inc.	694	107,605
International Seaways, Inc.	1,347	103,167
Primoris Services Corp.	1,025	101,598
OSI Systems, Inc.*	448	97,978
National Presto Industries, Inc.	762	95,242
Mercury Systems, Inc.*	744	91,014
Federal Signal Corp.	677	86,988
Proto Labs, Inc.*	913	74,419
Granite Construction, Inc.	416	65,761
Armstrong World Industries, Inc.	360	57,751
Mirion Technologies, Inc. — Class A*	2,929	52,517
Frontdoor, Inc.*	659	51,132
Standex International Corp.	139	49,716
JBT Marel Corp.	311	45,095
Zurn Elkay Water Solutions Corp.	868	43,860
Brady Corp. — Class A	439	40,199
Badger Meter, Inc.	266	39,469
Total Industrial		2,479,426

TECHNOLOGY - 10.7%
ACM Research, Inc. — Class A*	3,713	471,143
Clear Secure, Inc. — Class A	3,437	191,544
Adeia, Inc.	5,520	181,774
Life360, Inc.*	2,891	160,046
FormFactor, Inc.*	701	112,111
PDF Solutions, Inc.*	1,089	77,090
Digi International, Inc.*	819	61,384

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 261

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P SMALLCAP 600® PURE GROWTH FUND

	SHARES	VALUE
COMMON STOCKS - 99.9% (continued)

TECHNOLOGY - 10.7% (continued)
LiveRamp Holdings, Inc.*	1,478	$55,632
Waystar Holding Corp.*	1,745	35,825
Agilysys, Inc.*	325	33,962
Total Technology		1,380,511

CONSUMER, CYCLICAL - 8.3%
PriceSmart, Inc.	598	116,813
OneSpaWorld Holdings Ltd.	3,673	103,726
OPENLANE, Inc.*	2,436	100,461
Urban Outfitters, Inc.*	1,245	88,221
Brinker International, Inc.*	509	85,512
Acushnet Holdings Corp.	659	78,111
VSE Corp.	316	72,206
Rush Street Interactive, Inc. — Class A*	2,223	66,112
Boot Barn Holdings, Inc.*	379	62,258
XPEL, Inc.*,(a)	1,129	55,998
Red Rock Resorts, Inc. — Class A	773	50,291
Monarch Casino & Resort, Inc.	382	50,275
National Vision Holdings, Inc.*	2,148	40,834
Installed Building Products, Inc.	171	39,303
Dorman Products, Inc.*	267	36,432
Cavco Industries, Inc.*	56	34,405
Total Consumer, Cyclical		1,080,958

COMMUNICATIONS - 7.4%
Sphere Entertainment Co.*	1,116	193,101
Uniti Group, Inc.*	15,942	182,855
Viasat, Inc.*	1,893	170,010
Liquidity Services, Inc.*	3,042	119,003
Etsy, Inc.*	943	71,036
Lyft, Inc. — Class A*	4,718	68,930
Calix, Inc.*	1,455	54,301
TripAdvisor, Inc.*	3,470	47,574
Sprinklr, Inc. — Class A*	5,003	25,816
Upwork, Inc.*	2,868	23,976
Total Communications		956,602

ENERGY - 1.8%
Tidewater, Inc.*	1,625	108,274
Archrock, Inc.	2,261	92,045
Sunrun, Inc.*	2,405	32,179
Total Energy		232,498

BASIC MATERIALS - 0.4%
Sensient Technologies Corp.	440	54,248

Total Common Stocks
(Cost $9,613,329)		12,920,752

	FACE AMOUNT
REPURCHASE AGREEMENTS(c) - 0.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$46,682	46,682
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	46,679	46,679
Total Repurchase Agreements
(Cost $93,361)		93,361

Total Investments - 100.6%
(Cost $9,706,690)		$13,014,113
Other Assets & Liabilities, net - (0.6)%		(79,328)
Total Net Assets - 100.0%		$12,934,785

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	Value determined based on Level 3 inputs — See Note 4.
(c)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

262 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$12,920,752	$—	$—	(a)	$12,920,752
Repurchase Agreements	—	93,361	—		93,361
Total Assets	$12,920,752	$93,361	$—		$13,014,113

(a)	Securities with a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 263

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P SMALLCAP 600® PURE GROWTH FUND
June 30, 2026

ASSETS:
Investments, at value - including $869,234 of securities loaned (cost $9,613,329)	$12,920,752
Repurchase agreements, at value (cost $93,361)	93,361
Cash	8,025
Receivables:
Dividends	5,748
Fund shares sold	68
Securities lending income	38
Interest	9
Total assets	13,028,001

LIABILITIES:
Payable for:
Fund shares redeemed	52,086
Professional fees	9,087
Investments purchased	8,025
Transfer agent fees	5,741
Investment advisory fees	5,406
Printing fees	5,160
Fund accounting/administration fees	3,555
Servicing fees	1,931
Trustees’ fees and expenses*	584
Other liabilities	1,641
Total liabilities	93,216
NET ASSETS	$12,934,785

NET ASSETS CONSIST OF:
Paid-in capital	$9,834,768
Total distributable earnings (loss)	3,100,017
Net assets	$12,934,785
Capital shares outstanding	169,488
Net asset value per share	$76.32

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

264 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
S&P SMALLCAP 600® PURE GROWTH FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $5)	$41,655
Interest (net of foreign withholding tax of $5)	1,211
Income from securities lending, net	63
Total investment income	42,929

EXPENSES:
Investment advisory fees	30,469
Investor service fees	10,156
Transfer agent fees	7,665
Professional fees	6,316
Fund accounting/administration fees	5,456
Printing fees	4,786
Custodian fees	732
Trustees’ fees and expenses*	434
Miscellaneous	982
Total expenses	66,996
Less:
Expenses reimbursed by Adviser	(2,031)
Net expenses	64,965
Net investment loss	(22,036)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	431,239
Net realized gain	431,239
Net change in unrealized appreciation (depreciation) on:
Investments	2,182,675
Net change in unrealized appreciation (depreciation)	2,182,675
Net realized and unrealized gain	2,613,914
Net increase in net assets resulting from operations	$2,591,878

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 265

STATEMENTS OF CHANGES IN NET ASSETS
S&P SMALLCAP 600® PURE GROWTH FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(22,036)	$(65,110)
Net realized gain on investments	431,239	309,853
Net change in unrealized appreciation (depreciation) on investments	2,182,675	150,081
Net increase in net assets resulting from operations	2,591,878	394,824

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,654,041	23,218,007
Cost of shares redeemed	(15,035,966)	(20,496,953)
Net increase (decrease) from capital share transactions	(381,925)	2,721,054
Net increase in net assets	2,209,953	3,115,878

NET ASSETS:
Beginning of period	10,724,832	7,608,954
End of period	$12,934,785	$10,724,832

CAPITAL SHARE ACTIVITY:
Shares sold	218,667	420,591
Shares redeemed	(236,041)	(377,699)
Net increase (decrease) in shares	(17,374)	42,892

266 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
S&P SMALLCAP 600® PURE GROWTH FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$57.39	$52.85	$48.85	$41.63	$72.13	$60.80
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.17)	(0.47)	(0.16)	(0.03)	0.03	(0.76)
Net gain (loss) on investments (realized and unrealized)	19.10	5.01	4.16	7.29	(20.84)	12.40
Total from investment operations	18.93	4.54	4.00	7.26	(20.81)	11.64
Less distributions from:
Net investment income	—	—	—	(0.04)	—	—
Net realized gains	—	—	—	—	(9.69)	(0.31)
Total distributions	—	—	—	(0.04)	(9.69)	(0.31)
Net asset value, end of period	$76.32	$57.39	$52.85	$48.85	$41.63	$72.13

Total Return(c)	32.98%	8.59%	8.19%	17.47%	(29.90)%	19.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,935	$10,725	$7,609	$6,722	$5,897	$12,957
Ratios to average net assets:
Net investment income (loss)	(0.54)%	(0.86)%	(0.30)%	(0.07)%	0.06%	(1.08)%
Total expenses	1.65%	1.74%	1.69%	1.71%	1.67%	1.60%
Net expenses(d)	1.60%	1.69%	1.64%	1.69%	1.67%	1.60%
Portfolio turnover rate	179%	315%	317%	223%	174%	219%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 267

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
S&P SMALLCAP 600® PURE VALUE FUND

	SHARES	VALUE
COMMON STOCKS - 99.5%

CONSUMER, CYCLICAL - 28.3%
Newell Brands, Inc.	30,987	$190,260
MarineMax, Inc.*	4,410	161,494
Cracker Barrel Old Country Store, Inc.(a)	2,882	153,611
Marriott Vacations Worldwide Corp.	1,488	151,597
CarMax, Inc.*	2,569	135,874
Millerknoll, Inc.	6,337	129,655
ScanSource, Inc.*	2,368	123,349
G-III Apparel Group Ltd.	3,492	117,715
Century Communities, Inc.	1,516	108,637
LGI Homes, Inc.*	1,656	105,454
JetBlue Airways Corp.*	18,360	105,203
Kohl's Corp.	5,333	94,501
Penn Entertainment, Inc.*	4,024	85,953
Carter's, Inc.	2,056	84,625
Adient plc*	4,593	84,419
Leggett & Platt, Inc.	7,125	83,434
Sonic Automotive, Inc. — Class A	979	83,009
Dauch Corp.*	14,660	79,457
Winnebago Industries, Inc.(a)	2,505	78,256
Asbury Automotive Group, Inc.*	373	75,003
Caesars Entertainment, Inc.*	2,359	71,195
Fox Factory Holding Corp.*	3,959	67,085
Advance Auto Parts, Inc.	1,072	66,700
Under Armour, Inc. — Class A*	10,389	66,386
Standard Motor Products, Inc.	1,632	63,599
Dream Finders Homes, Inc. — Class A*,(a)	3,625	62,568
Phinia, Inc.	643	52,964
Meritage Homes Corp.	623	52,239
Versigent plc*	1,234	51,840
Group 1 Automotive, Inc.	175	50,955
LKQ Corp.	1,850	48,711
Central Garden & Pet Co. — Class A*	1,241	48,114
PC Connection, Inc.	655	47,808
M/I Homes, Inc.*	271	43,574
Sally Beauty Holdings, Inc.*,(a)	3,074	43,466
Rush Enterprises, Inc. — Class A	588	42,915
Under Armour, Inc. — Class C*	6,481	40,312
Allegiant Travel Co.*	300	35,280
Academy Sports & Outdoors, Inc.(a)	746	35,159
La-Z-Boy, Inc.	579	23,229
Central Garden & Pet Co.*	195	8,646
Total Consumer, Cyclical		3,254,251

CONSUMER, NON-CYCLICAL - 24.2%
Acadia Healthcare Company, Inc.*	7,145	210,992
Vestis Corp.*	12,828	186,263
Edgewell Personal Care Co.(a)	6,467	173,704
Molina Healthcare, Inc.*	724	165,579
ManpowerGroup, Inc.	4,178	141,091
Astrana Health, Inc.*	2,887	133,986
Organon & Co.	9,020	122,131
AMN Healthcare Services, Inc.*	3,571	115,593
Coty, Inc. — Class A*	53,155	114,815
AdaptHealth Corp. — Class A*	9,757	101,668
Andersons, Inc.	1,461	99,932
United Natural Foods, Inc.*	2,163	98,784
Conagra Brands, Inc.	7,247	97,545
Grocery Outlet Holding Corp.*	8,925	89,071
Upbound Group, Inc.	4,100	87,002
Quanex Building Products Corp.	4,613	85,894
Universal Corp.	1,616	84,307
Flowers Foods, Inc.	9,983	78,866
Perrigo Company plc	7,299	75,837
PROG Holdings, Inc.	1,607	74,902
ABM Industries, Inc.	1,662	73,527
Del Monte Corp.	2,542	70,947
Deluxe Corp.(a)	2,872	68,583
GEO Group, Inc.*	1,463	43,232
Campbell's Co.(a)	1,787	39,796
Insperity, Inc.	914	37,757
Robert Half, Inc.	1,226	37,638
CoreCivic, Inc.*	1,213	36,851
Matthews International Corp. — Class A	1,298	34,942
Total Consumer, Non-cyclical		2,781,235

INDUSTRIAL - 15.7%
Ichor Holdings Ltd.*	3,082	346,047
Vishay Intertechnology, Inc.	3,452	185,649
ArcBest Corp.	1,163	166,937
RXO, Inc.*	4,208	116,099
World Kinect Corp.	3,392	111,732
Heartland Express, Inc.	6,145	93,527
Greenbrier Companies, Inc.	1,875	91,894
Werner Enterprises, Inc.	1,856	80,940
Mohawk Industries, Inc.*	550	66,731
Benchmark Electronics, Inc.	655	64,629
Boise Cascade Co.	785	60,940
Masterbrand, Inc.*	5,602	57,645
Metallus, Inc.*	2,663	49,771
Marten Transport Ltd.	2,597	45,058
Apogee Enterprises, Inc.	930	42,538
Schneider National, Inc. — Class B	1,146	41,863
O-I Glass, Inc.*	4,301	41,419
Worthington Steel, Inc.	1,169	39,255
Matson, Inc.	193	37,100
Hub Group, Inc. — Class A	828	36,258
Energizer Holdings, Inc.(a)	1,186	25,428
Total Industrial		1,801,460

FINANCIAL - 11.4%
Genworth Financial,
Inc. — Class A*	10,858	102,825
Pebblebrook Hotel Trust REIT(a)	4,576	88,820
Kemper Corp.	2,942	79,316
Lincoln National Corp.	2,232	78,901
F&G Annuities & Life, Inc.(a)	2,833	75,329
WesBanco, Inc.	1,500	58,545

268 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
S&P SMALLCAP 600® PURE VALUE FUND

	SHARES	VALUE
COMMON STOCKS - 99.5% (continued)

FINANCIAL - 11.4% (continued)
Merchants Bancorp	1,149	$57,450
Employers Holdings, Inc.	1,085	54,771
Jackson Financial, Inc. — Class A	528	54,062
Safehold, Inc. REIT	3,335	52,360
Rithm Capital Corp. REIT	5,575	52,349
Bread Financial Holdings, Inc.	476	51,575
Cushman & Wakefield Ltd.*	3,544	47,454
Hope Bancorp, Inc.	3,413	46,690
Apple Hospitality REIT, Inc.	2,421	40,697
Encore Capital Group, Inc.*	424	39,555
Innovative Industrial Properties, Inc. REIT	624	38,676
Easterly Government Properties, Inc. — Class A REIT	1,469	36,622
Capitol Federal Financial, Inc.	3,920	33,359
Franklin BSP Realty Trust, Inc. REIT	3,834	31,209
Eastern Bankshares, Inc.	1,373	30,536
First Financial Bancorp	898	30,379
Hilltop Holdings, Inc.	731	28,348
Provident Financial Services, Inc.	1,147	27,115
Arbor Realty Trust, Inc. REIT(a)	4,388	23,783
Navient Corp.	2,630	22,381
Stewart Information Services Corp.	327	21,589
AGNT, Inc.	2,461	13,314
Total Financial		1,318,010

ENERGY - 6.8%
Patterson-UTI Energy, Inc.	13,871	127,336
SM Energy Co.	3,904	101,895
Helix Energy Solutions Group, Inc.*	9,873	86,290
Crescent Energy Co. — Class A	8,479	83,264
Atlas Energy Solutions, Inc.	4,018	66,739
Bristow Group, Inc.	1,285	53,096
RPC, Inc.	7,214	42,058
DNOW, Inc.*	3,113	40,376
Liberty Energy, Inc. — Class A	1,444	37,818
Peabody Energy Corp.	1,436	33,200
Talos Energy, Inc.*	2,318	29,925
Northern Oil & Gas, Inc.(a)	1,522	27,624
California Resources Corp.	497	26,276
Core Natural Resources, Inc.	298	23,846
Total Energy		779,743

TECHNOLOGY - 4.9%
Concentrix Corp.	5,884	131,831
Insight Enterprises, Inc.*	820	99,876
Alpha & Omega Semiconductor Ltd.*	2,072	98,068
Corsair Gaming, Inc.*	7,745	74,894
DXC Technology Co.*	8,072	71,437
Everforth, Inc.*	1,971	35,222
Amentum Holdings, Inc.*	1,437	29,703
NCR Voyix Corp.*	2,924	23,889
Total Technology		564,920

BASIC MATERIALS - 4.4%
Koppers Holdings, Inc.	3,164	$142,064
Stepan Co.	1,863	103,806
Kaiser Aluminum Corp.	361	70,622
FMC Corp.	4,902	56,373
Chemours Co.	1,824	37,428
Eastman Chemical Co.	532	35,633
Minerals Technologies, Inc.	475	35,136
Sylvamo Corp.	642	24,268
Total Basic Materials		505,330

COMMUNICATIONS - 3.4%
Scholastic Corp.	2,652	121,992
Ziff Davis, Inc.*	1,754	91,857
People, Inc.*	1,604	74,041
Versant Media Group, Inc.	1,605	57,796
Shenandoah Telecommunications Co.	3,406	51,362
Total Communications		397,048

UTILITIES - 0.4%
Hawaiian Electric Industries, Inc.*	3,074	41,591
Total Common Stocks
(Cost $8,095,409)		11,443,588

SECURITIES LENDING COLLATERAL(b) - 1.5%
MONEY MARKET FUNDS - 1.5%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c)	170,019	170,019
Total Securities Lending Collateral
(Cost $170,019)		170,019

	FACE AMOUNT
REPURCHASE AGREEMENTS(d) - 0.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$54,612	54,612
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	54,609	54,609
Total Repurchase Agreements
(Cost $109,221)		109,221

Total Investments - 101.9%
(Cost $8,374,649)		$11,722,828
Other Assets & Liabilities, net - (1.9)%		(216,816)
Total Net Assets - 100.0%		$11,506,012

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 269

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
(a)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(b)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,443,588	$—	$—	$11,443,588
Securities Lending Collateral	170,019	—	—	170,019
Repurchase Agreements	—	109,221	—	109,221
Total Assets	$11,613,607	$109,221	$—	$11,722,828

270 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
S&P SMALLCAP 600® PURE VALUE FUND
June 30, 2026

ASSETS:
Investments, at value - including $658,210 of securities loaned (cost $8,265,428)	$11,613,607
Repurchase agreements, at value (cost $109,221)	109,221
Receivables:
Investments sold	90,898
Dividends	10,892
Securities lending income	127
Interest	11
Total assets	11,824,756

LIABILITIES:
Payable for:
Return of securities lending collateral	170,019
Investments purchased	103,935
Transfer agent fees	7,159
Investment advisory fees	6,827
Fund accounting/administration fees	5,044
Servicing fees	2,438
Fund shares redeemed	1,821
Trustees’ fees and expenses*	697
Other liabilities	20,804
Total liabilities	318,744
NET ASSETS	$11,506,012

NET ASSETS CONSIST OF:
Paid-in capital	$9,119,473
Total distributable earnings (loss)	2,386,539
Net assets	$11,506,012
Capital shares outstanding	104,634
Net asset value per share	$109.96

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 271

STATEMENT OF OPERATIONS (Unaudited)
S&P SMALLCAP 600® PURE VALUE FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends	$119,341
Interest	1,494
Income from securities lending, net	261
Total investment income	121,096

EXPENSES:
Investment advisory fees	42,892
Investor service fees	14,297
Transfer agent fees	10,819
Professional fees	8,874
Fund accounting/administration fees	7,684
Printing fees	6,725
Custodian fees	985
Trustees’ fees and expenses*	610
Miscellaneous	1,380
Total expenses	94,266
Less:
Expenses reimbursed by Adviser	(2,859)
Net expenses	91,407
Net investment income	29,689
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(460,913)
Net realized loss	(460,913)
Net change in unrealized appreciation (depreciation) on:
Investments	2,717,352
Net change in unrealized appreciation (depreciation)	2,717,352
Net realized and unrealized gain	2,256,439
Net increase in net assets resulting from operations	$2,286,128

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

272 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
S&P SMALLCAP 600® PURE VALUE FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,689	$29,879
Net realized gain (loss) on investments	(460,913)	311,444
Net change in unrealized appreciation (depreciation) on investments	2,717,352	(150,636)
Net increase in net assets resulting from operations	2,286,128	190,687

Distributions to shareholders	—	(295,618)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	17,132,924	18,323,355
Distributions reinvested	—	295,618
Cost of shares redeemed	(19,797,174)	(16,287,383)
Net increase (decrease) from capital share transactions	(2,664,250)	2,331,590
Net increase (decrease) in net assets	(378,122)	2,226,659

NET ASSETS:
Beginning of period	11,884,134	9,657,475
End of period	$11,506,012	$11,884,134

CAPITAL SHARE ACTIVITY:
Shares sold	171,308	215,348
Shares issued from reinvestment of distributions	—	3,681
Shares redeemed	(202,136)	(197,463)
Net increase (decrease) in shares	(30,828)	21,566

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 273

FINANCIAL HIGHLIGHTS
S&P SMALLCAP 600® PURE VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$87.73	$84.79	$81.73	$67.51	$85.63	$59.72
Income (loss) from investment operations:
Net investment income (loss)(b)	0.25	0.27	—	(0.14)	—	(0.28)
Net gain (loss) on investments (realized and unrealized)	21.98	5.24	3.06	14.36	(7.22)	26.19
Total from investment operations	22.23	5.51	3.06	14.22	(7.22)	25.91
Less distributions from:
Net investment income	—	(2.57)	—	—	(10.90)	—
Total distributions	—	(2.57)	—	—	(10.90)	—
Net asset value, end of period	$109.96	$87.73	$84.79	$81.73	$67.51	$85.63

Total Return(c)	25.34%	6.77%	3.74%	21.06%	(8.24)%	43.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,506	$11,884	$9,657	$9,855	$7,679	$16,161
Ratios to average net assets:
Net investment income (loss)	0.52%	0.33%	—	(0.19)%	—	(0.34)%
Total expenses	1.65%	1.74%	1.69%	1.71%	1.67%	1.59%
Net expenses(d)	1.60%	1.69%	1.64%	1.69%	1.67%	1.59%
Portfolio turnover rate	148%	253%	295%	287%	252%	383%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

274 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 2.3%
Guggenheim Ultra Short
Income ETF(a)	5,413	$271,325
Total Exchange-Traded Funds
(Cost $262,688)		271,325

MUTUAL FUNDS - 1.6%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	19,735	198,533
Total Mutual Funds
(Cost $194,153)		198,533

	FACE
	AMOUNT
U.S. GOVERNMENT SECURITIES - 53.8%
U.S. Treasury Bonds
5.00% due 05/15/56	$6,300,000	6,367,430
Total U.S. Government Securities
(Cost $6,278,746)		6,367,430

FEDERAL AGENCY DISCOUNT NOTES - 12.8%
Freddie Mac
3.65% due 07/29/26(b)	800,000	797,735
Federal Home Loan Bank
3.60% due 07/08/26(b)	415,000	414,709
3.60% due 07/10/26(b)	300,000	299,731
Total Federal Agency Discount Notes
(Cost $1,512,175)		1,512,175

REPURCHASE AGREEMENTS(c) - 7.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	413,690	413,690
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	413,671	413,671
Total Repurchase Agreements
(Cost $827,361)		827,361

Total Investments - 77.5%
(Cost $9,075,123)		$9,176,824
Other Assets & Liabilities, net - 22.5%		2,658,271
Total Net Assets - 100.0%		$11,835,095

(a)	Affiliated issuer.
(b)	Rate indicated is the effective yield at the time of purchase.
(c)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury Ultra Long Bond Futures Contracts	68	Sep 2026	$7,860,375	$15,242

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 275

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$271,325	$—	$—	$271,325
Mutual Funds	198,533	—	—	198,533
U.S. Government Securities	—	6,367,430	—	6,367,430
Federal Agency Discount Notes	—	1,512,175	—	1,512,175
Repurchase Agreements	—	827,361	—	827,361
Interest Rate Futures Contracts(a)	15,242	—	—	15,242
Total Assets	$485,100	$8,706,966	$—	$9,192,066

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$262,700	$(12)	$—	$8,637	$271,325	5,413	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	199,125	—	—	—	(592)	198,533	19,735	4,336
Guggenheim Strategy Fund II	271,672	—	(262,700)	—	(8,972)	—	—	6,138
	$470,797	$262,700	$(262,712)	$—	$(927)	$469,858		$10,474

276 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $7,790,921)	$7,879,605
Investments in affiliated issuers, at value (cost $456,841)	469,858
Repurchase agreements, at value (cost $827,361)	827,361
Segregated cash due from broker	180,300
Receivables:
Fund shares sold	6,541,673
Interest	41,045
Total assets	15,939,842

LIABILITIES:
Payable for:
Investments purchased	3,968,171
Fund shares redeemed	66,445
Variation margin on futures contracts	48,058
Transfer agent fees	3,819
Fund accounting/administration fees	2,507
Investment advisory fees	2,047
Servicing fees	1,175
Trustees’ fees and expenses*	441
Other liabilities	12,084
Total liabilities	4,104,747
NET ASSETS	$11,835,095

NET ASSETS CONSIST OF:
Paid-in capital	$34,592,099
Total distributable earnings (loss)	(22,757,004)
Net assets	$11,835,095
Capital shares outstanding	67,679
Net asset value per share	$174.87

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 277

STATEMENT OF OPERATIONS (Unaudited)
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$10,474
Interest from securities of unaffiliated issuers	119,359
Total investment income	129,833

EXPENSES:
Investment advisory fees	14,231
Investor service fees	7,115
Transfer agent fees	5,372
Professional fees	4,423
Fund accounting/administration fees	3,822
Printing fees	3,352
Custodian fees	488
Trustees’ fees and expenses*	304
Miscellaneous	575
Total expenses	39,682
Less:
Expenses reimbursed by Adviser	(1,423)
Expenses waived by Adviser	(274)
Total waived/reimbursed expenses	(1,697)
Net expenses	37,985
Net investment income	91,848
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(264,572)
Futures contracts	(42,976)
Net realized loss	(307,548)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	107,541
Investments in affiliated issuers	(927)
Futures contracts	18,817
Net change in unrealized appreciation (depreciation)	125,431
Net realized and unrealized loss	(182,117)
Net decrease in net assets resulting from operations	$(90,269)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

278 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$91,848	$241,994
Net realized gain (loss) on investments	(307,548)	485,142
Net change in unrealized appreciation (depreciation) on investments	125,431	29,762
Net increase (decrease) in net assets resulting from operations	(90,269)	756,898

Distributions to shareholders	(91,977)	(242,014)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	37,151,585	377,352,447
Distributions reinvested	91,977	242,014
Cost of shares redeemed	(31,202,068)	(376,210,511)
Net increase from capital share transactions	6,041,494	1,383,950
Net increase in net assets	5,859,248	1,898,834

NET ASSETS:
Beginning of period	5,975,847	4,077,013
End of period	$11,835,095	$5,975,847

CAPITAL SHARE ACTIVITY:
Shares sold	212,135	2,085,981	*
Shares issued from reinvestment of distributions	520	1,335	*
Shares redeemed	(178,414)	(2,076,325	)*
Net increase in shares	34,241	10,991	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 18, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 279

FINANCIAL HIGHLIGHTS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)		Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$178.71	$181.63		$214.28	$223.06	$383.26	$415.91
Income (loss) from investment operations:
Net investment income (loss)(c)	2.83	5.91		6.40	6.30	3.80	1.70
Net gain (loss) on investments (realized and unrealized)	(3.84)	(2.92	)(d)	(32.65)	(8.78)	(159.60)	(32.95)
Total from investment operations	(1.01)	2.99		(26.25)	(2.48)	(155.80)	(31.25)
Less distributions from:
Net investment income	(2.83)	(5.91)		(6.40)	(6.30)	(4.40)	(1.40)
Total distributions	(2.83)	(5.91)		(6.40)	(6.30)	(4.40)	(1.40)
Net asset value, end of period	$174.87	$178.71		$181.63	$214.28	$223.06	$383.26

Total Return(e)	(0.55)%	1.67%		(12.46)%	(1.03)%	(40.83)%	(7.49)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,835	$5,976		$4,077	$7,333	$7,957	$12,373
Ratios to average net assets:
Net investment income (loss)	3.23%	3.25%		3.18%	2.90%	1.33%	0.47%
Total expenses(f)	1.39%	1.49%		1.44%	1.45%	1.39%	1.30%
Net expenses(g)	1.33%	1.43%		1.38%	1.42%	1.37%	1.28%
Portfolio turnover rate	941%	8,524%		3,622%	1,170%	1,890%	1,382%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(e)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

280 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 2.7%
Guggenheim Ultra Short Income ETF(a)	875	$43,859
Total Exchange-Traded Funds
(Cost $43,395)		43,859

MUTUAL FUNDS - 19.6%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	31,603	317,929
Total Mutual Funds
(Cost $314,079)		317,929

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 89.8%
Individual Repurchase Agreements(c) - 74.6%
Barclays Capital, Inc. issued 06/30/26 at 3.40% due 07/01/26 (secured by a U.S. Treasury Bond, at a rate of 5.00% and maturing 05/15/56 as collateral, with a value of $ 719,355) to be repurchased at $705,317	$705,250	705,250
Mizuho Securities USA LLC issued 06/30/26 at 3.50% due 07/01/26 (secured by a U.S. Treasury Bond, at a rate of 5.00% and maturing 05/15/56 as collateral, with a value of $ 514,297) to be repurchased at $504,262	504,213	504,213
Joint Repurchase Agreements - 15.2%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	123,818	123,818
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	123,812	123,812
Total Repurchase Agreements
(Cost $1,457,093)		1,457,093

FEDERAL AGENCY DISCOUNT NOTES - 37.8%
Fannie Mae Discount Notes
3.61% due 07/15/26(d)	215,000	214,699
Federal Home Loan Bank
3.60% due 07/10/26(d)	200,000	199,820
Freddie Mac
3.65% due 07/29/26(d)	200,000	199,434
Total Federal Agency Discount Notes
(Cost $613,953)		613,953

FEDERAL AGENCY NOTES - 15.4%
Federal Farm Credit Bank
3.75% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26◊	250,000	250,030
Total Federal Agency Notes
(Cost $250,031)		250,030

Total Investments - 165.3%
(Cost $2,678,551)		$2,682,864

U.S. GOVERNMENT SECURITIES SOLD SHORT - (87.2)%
U.S. Treasury Bonds
5.00% due 05/15/56	(1,400,000)	(1,414,984)

Total U.S. Government Securities Sold Short
(Proceeds $1,427,813)		(1,414,984)
Other Assets & Liabilities, net - 21.9%		355,215
Total Net Assets - 100.0%		$1,623,095

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Affiliated issuer.
(b)	Repurchase Agreements — See Note 6.
(c)	All or a portion of this security is pledged as short security collateral at June 30, 2026.
(d)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 281

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Interest Rate Futures Contracts Sold Short
U.S. Treasury Ultra Long Bond Futures Contracts	2	Sep 2026	$231,188	$2,559

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$43,859	$—	$—	$43,859
Mutual Funds	317,929	—	—	317,929
Repurchase Agreements	—	1,457,093	—	1,457,093
Federal Agency Discount Notes	—	613,953	—	613,953
Federal Agency Notes	—	250,030	—	250,030
Interest Rate Futures Contracts(a)	2,559	—	—	2,559
Total Assets	$364,347	$2,321,076	$—	$2,685,423

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,414,984	$—	$1,414,984

(a)	Reported as unrealized appreciation/(depreciation) at period end.

282 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$43,405	$(11)	$—	$465	$43,859	875	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	318,877	—	—	—	(948)	317,929	31,603	6,944
Guggenheim Strategy Fund II	315,125	—	(313,405)	1,858	(3,578)	—	—	6,735
	$634,002	$43,405	$(313,416)	$1,858	$(4,061)	$361,788		$13,679

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 283

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $863,984)	$863,983
Investments in affiliated issuers, at value (cost $357,474)	361,788
Repurchase agreements, at value (cost $1,457,093)	1,457,093
Segregated cash due from broker	10,300
Receivables:
Investments sold	203,496
Fund shares sold	141,138
Interest	16,012
Variation margin on futures contracts	2,625
Total assets	3,056,435

LIABILITIES:
Securities sold short, at value (proceeds $1,427,813)	1,414,984
Payable for:
Investments purchased	13,274
Investment advisory fees	1,775
Transfer agent fees	1,487
Fund accounting/administration fees	1,072
Servicing fees	577
Trustees’ fees and expenses*	161
Fund shares redeemed	10
Total liabilities	1,433,340
NET ASSETS	$1,623,095

NET ASSETS CONSIST OF:
Paid-in capital	$7,617,739
Total distributable earnings (loss)	(5,994,644)
Net assets	$1,623,095
Capital shares outstanding	14,654
Net asset value per share	$110.76

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

284 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$13,679
Interest from securities of unaffiliated issuers	61,424
Total investment income	75,103

EXPENSES:
Investment advisory fees	9,841
Interest expense	44,449
Investor service fees	2,734
Transfer agent fees	2,076
Professional fees	1,693
Fund accounting/administration fees	1,432
Custodian fees	249
Trustees’ fees and expenses*	116
Miscellaneous	1,503
Total expenses	64,093
Less:
Expenses reimbursed by Adviser	(1,094)
Expenses waived by Adviser	(399)
Total waived/reimbursed expenses	(1,493)
Net expenses	62,600
Net investment income	12,503
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,722
Investments in affiliated issuers	1,858
Investments in unaffiliated issuers sold short	131,654
Futures contracts	23,020
Net realized gain	160,254
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3)
Investments in affiliated issuers	(4,061)
Investments in unaffiliated issuers sold short	(3,306)
Futures contracts	(2,512)
Net change in unrealized appreciation (depreciation)	(9,882)
Net realized and unrealized gain	150,372
Net increase in net assets resulting from operations	$162,875

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 285

STATEMENTS OF CHANGES IN NET ASSETS
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,503	$48,508
Net realized gain on investments	160,254	88,743
Net change in unrealized appreciation (depreciation) on investments	(9,882)	(151,461)
Net increase (decrease) in net assets resulting from operations	162,875	(14,210)

Distributions to shareholders	—	(126,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	61,257,002	23,030,468
Distributions reinvested	—	126,347
Cost of shares redeemed	(61,199,766)	(26,283,452)
Capital contribution from administrator	13,406	—
Net increase (decrease) from capital share transactions	70,642	(3,126,637)
Net increase (decrease) in net assets	233,517	(3,267,194)

NET ASSETS:
Beginning of period	1,389,578	4,656,772
End of period	$1,623,095	$1,389,578

CAPITAL SHARE ACTIVITY:
Shares sold	556,240	204,738
Shares issued from reinvestment of distributions	—	1,134
Shares redeemed	(554,299)	(233,571)
Net increase (decrease) in shares	1,941	(27,699)

286 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)		Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$109.30		$115.23	$103.18	$99.00	$67.73	$67.08
Income (loss) from investment operations:
Net investment income (loss)(b)	0.63		2.46	4.31	4.04	(1.24)	(2.10)
Net gain (loss) on investments (realized and unrealized)	0.16		(0.17)	12.75	0.14	32.51	2.75
Total from investment operations	0.79		2.29	17.06	4.18	31.27	0.65
Less distributions from:
Net investment income	—		(8.22)	(5.01)	—	—	—
Total distributions	—		(8.22)	(5.01)	—	—	—
Capital contribution from administrator	0.67		—	—	—	—	—
Net asset value, end of period	$110.76		$109.30	$115.23	$103.18	$99.00	$67.73

Total Return(c)	1.34	%(d)	1.85%	16.91%	4.22%	46.17%	0.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,623		$1,390	$4,657	$2,199	$3,924	$3,348
Ratios to average net assets:
Net investment income (loss)	1.14%		2.18%	3.93%	3.96%	(1.46)%	(2.89)%
Total expenses(e)	5.86%		5.72%	5.13%	5.13%	4.47%	3.46%
Net expenses(f)	5.72%		5.57%	5.00%	5.02%	4.38%	3.38%
Portfolio turnover rate	1,882%		994%	936%	861%	1,849%	1,451%
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses related to short sales	1.65%		1.74%	1.70%	1.75%	1.73%	1.65%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	During the period ended June 30, 2026, the Fund's administrator made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the period ended June 30, 2026 was 0.98%. See Note 5 in the Notes to Financial Statements.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 287

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
HIGH YIELD STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(a) - 8.7%
Guggenheim Ultra Short Income ETF(b)	4,174	$209,221
iShares iBoxx $ High Yield Corporate Bond ETF	1,556	124,433
State Street SPDR Bloomberg High Yield Bond ETF	1,245	119,981
Total Exchange-Traded Funds
(Cost $466,992)		453,635

MUTUAL FUNDS - 11.1%
Guggenheim Ultra Short Duration Fund — Institutional Class(b)	57,301	576,445
Total Mutual Funds
(Cost $562,379)		576,445

MONEY MARKET FUNDS(a) - 0.0%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(c),(d)	2,391	2,391
Total Money Market Funds
(Cost $2,391)		2,391

	FACE AMOUNT
REPURCHASE AGREEMENTS(e) - 43.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	$1,115,791	1,115,791
Total Repurchase Agreements	1,115,737	1,115,737
(Cost $2,231,528)		2,231,528

U.S. TREASURY BILLS - 15.9%
U.S. Treasury Bills
3.52% due 07/02/26(f)	825,000	824,919
Total U.S. Treasury Bills
(Cost $824,919)		824,919

FEDERAL AGENCY DISCOUNT NOTES - 13.5%
Federal Home Loan Bank
3.60% due 07/10/26(f)	700,000	699,372
Total Federal Agency Discount Notes
(Cost $699,372)		699,372

Total Investments - 92.2%
(Cost $4,787,581)		$4,788,290
Other Assets & Liabilities, net - 7.8%		404,950
Total Net Assets - 100.0%		$5,193,240

(a)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)	Affiliated issuer.
(c)	Rate indicated is the 7-day yield as of June 30, 2026.
(d)	All or a portion of this security is pledged as credit index swap collateral at June 30, 2026.
(e)	Repurchase Agreements — See Note 6.
(f)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts	47	Sep 2026	$5,027,899	$1,515

288 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
HIGH YIELD STRATEGY FUND

Centrally Cleared Credit Default Swap Agreements Protection Sold

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation(a)
Barclays Bank plc	ICE	CDX. NA.HY.46.V1	5.00%	Quarterly	06/20/31	$3,564,000	$292,233	$244,059	$48,174
Barclays Bank plc	ICE	CDX. NA.HY.46.V2	5.00%	Quarterly	06/20/31	990,000	81,177	80,518	659
							$373,410	$324,577	$48,833

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.18% (Federal Funds Rate + 0.55%)	At Maturity	09/22/26	364	$29,094	$115
BNP Paribas	State Street SPDR Bloomberg High Yield Bond ETF	Pay	4.18% (Federal Funds Rate + 0.55%)	At Maturity	09/22/26	192	18,514	80
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	3.63% (Federal Funds Rate)	At Maturity	07/29/26	86	6,877	6
							$54,485	$201

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

CDX.NA.HY.46.V1 — Credit Default Swap North American High Yield Series 46 Index Version 1

CDX.NA.HY.46.V2 — Credit Default Swap North American High Yield Series 46 Index Version 2

ICE — Intercontinental Exchange

plc — Public Limited Company

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$453,635	$—	$—	$453,635
Mutual Funds	576,445	—	—	576,445
Money Market Funds	2,391	—	—	2,391
Repurchase Agreements	—	2,231,528	—	2,231,528
U.S. Treasury Bills	—	824,919	—	824,919
Federal Agency Discount Notes	—	699,372	—	699,372
Interest Rate Futures Contracts(a)	1,515	—	—	1,515
Credit Default Swap Agreements(a)	—	48,833	—	48,833
Credit Index Swap Agreements(a)	—	201	—	201
Total Assets	$1,033,986	$3,804,853	$—	$4,838,839

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 289

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
HIGH YIELD STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$203,819	$—	$—	$5,402	$209,221	4,174	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	578,164	—	—	—	(1,719)	576,445	57,301	12,589
Guggenheim Strategy Fund II	571,081	—	(563,819)	2,155	(9,417)	—	—	12,390
	$1,149,245	$203,819	$(563,819)	$2,155	$(5,734)	$785,666		$24,979

290 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
HIGH YIELD STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,789,855)	$1,771,096
Investments in affiliated issuers, at value (cost $766,198)	785,666
Repurchase agreements, at value (cost $2,231,528)	2,231,528
Cash	21,534
Segregated cash due from broker	417,434
Unrealized appreciation on OTC swap agreements	201
Receivables:
Interest	2,354
Other assets	252
Total assets	5,230,065

LIABILITIES:
Payable for:
Variation margin on futures contracts	12,118
Professional fees	6,967
Printing fees	3,971
Transfer agent fees	3,513
Investment advisory fees	2,597
Variation margin on credit default swap agreements	2,323
Fund accounting/administration fees	1,990
Fund shares redeemed	1,020
Servicing fees	977
Trustees’ fees and expenses*	449
Other liabilities	900
Total liabilities	36,825
NET ASSETS	$5,193,240

NET ASSETS CONSIST OF:
Paid-in capital	$5,531,575
Total distributable earnings (loss)	(338,335)
Net assets	$5,193,240
Capital shares outstanding	64,644
Net asset value per share	$80.34

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 291

STATEMENT OF OPERATIONS (Unaudited)
HIGH YIELD STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$6,470
Dividends from securities of affiliated issuers	24,979
Interest from securities of unaffiliated issuers	62,485
Total investment income	93,934

EXPENSES:
Investment advisory fees	19,149
Investor service fees	6,383
Transfer agent fees	4,793
Professional fees	3,982
Fund accounting/administration fees	3,485
Printing fees	3,018
Custodian fees	438
Trustees’ fees and expenses*	274
Miscellaneous	525
Total expenses	42,047
Less:
Expenses reimbursed by Adviser	(1,276)
Expenses waived by Adviser	(737)
Total waived/reimbursed expenses	(2,013)
Net expenses	40,034
Net investment income	53,900
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,089
Investments in affiliated issuers	2,155
Swap agreements	(33,632)
Futures contracts	(127,761)
Net realized loss	(155,149)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,248)
Investments in affiliated issuers	(5,734)
Swap agreements	27,634
Futures contracts	21,446
Net change in unrealized appreciation (depreciation)	41,098
Net realized and unrealized loss	(114,051)
Net decrease in net assets resulting from operations	$(60,151)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

292 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
HIGH YIELD STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$53,900	$171,375
Net realized gain (loss) on investments	(155,149)	402,525
Net change in unrealized appreciation (depreciation) on investments	41,098	6,729
Net increase (decrease) in net assets resulting from operations	(60,151)	580,629

Distributions to shareholders	—	(497,872)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,125,720	26,618,873
Distributions reinvested	—	497,872
Cost of shares redeemed	(11,066,431)	(29,898,576)
Net decrease from capital share transactions	(1,940,711)	(2,781,831)
Net decrease in net assets	(2,000,862)	(2,699,074)

NET ASSETS:
Beginning of period	7,194,102	9,893,176
End of period	$5,193,240	$7,194,102

CAPITAL SHARE ACTIVITY:
Shares sold	113,504	332,329
Shares issued from reinvestment of distributions	—	6,477
Shares redeemed	(138,498)	(372,859)
Net decrease in shares	(24,994)	(34,053)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 293

FINANCIAL HIGHLIGHTS
HIGH YIELD STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$80.26	$79.98	$78.79	$71.14	$81.84	$80.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.84	1.98	2.57	2.29	0.51	(0.35)
Net gain (loss) on investments (realized and unrealized)	(0.76)	5.60	2.57 (c)	6.68	(9.94)	1.70
Total from investment operations	0.08	7.58	5.14	8.97	(9.43)	1.35
Less distributions from:
Net investment income	—	(7.30)	(3.95)	(1.32)	(1.27)	—
Total distributions	—	(7.30)	(3.95)	(1.32)	(1.27)	—
Net asset value, end of period	$80.34	$80.26	$79.98	$78.79	$71.14	$81.84

Total Return(d)	0.10%	9.87%	6.68%	12.69%	(11.48)%	1.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,193	$7,194	$9,893	$9,389	$4,422	$5,286
Ratios to average net assets:
Net investment income (loss)	2.11%	2.46%	3.23%	3.10%	0.70%	(0.44)%
Total expenses(e)	1.65%	1.74%	1.69%	1.70%	1.66%	1.60%
Net expenses(f)	1.57%	1.67%	1.62%	1.66%	1.61%	1.54%
Portfolio turnover rate	—	—	—	—	111%	117%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

294 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
EUROPE 1.25x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS - 43.6%

CONSUMER, NON-CYCLICAL - 11.8%
Novartis AG ADR	205	$32,128
AstraZeneca plc	168	31,856
Roche Holding AG ADR	606	31,118
Nestle S.A. ADR	278	28,548
Novo Nordisk A/S ADR	346	16,587
British American Tobacco plc ADR	235	14,514
Unilever plc ADR	235	14,128
GSK plc ADR	218	11,428
L'Oreal S.A. ADR	130	11,402
Sanofi S.A. ADR	242	10,324
Anheuser-Busch InBev S.A. ADR	111	9,146
EssilorLuxottica S.A. ADR	67	6,290
RELX plc ADR	197	6,239
Total Consumer, Non-cyclical		223,708

FINANCIAL - 10.2%
HSBC Holdings plc ADR	369	35,088
Banco Santander S.A. ADR	1,587	21,901
Allianz SE ADR	411	19,366
UBS Group AG	333	16,503
Banco Bilbao Vizcaya Argentaria S.A. ADR	610	15,287
UniCredit SpA ADR	326	14,575
BNP Paribas S.A. ADR	225	13,111
Zurich Insurance Group AG ADR	330	12,204
Intesa Sanpaolo SpA ADR	276	11,379
ING Groep N.V. ADR	315	9,885
AXA S.A. ADR	190	9,546
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen ADR	689	7,717
London Stock Exchange Group plc ADR	207	5,601
Total Financial		192,163

INDUSTRIAL - 7.6%
Siemens AG ADR	158	25,424
Schneider Electric SE ADR	312	20,336
ABB Ltd. ADR	168	18,261
Rolls-Royce Holdings plc ADR	900	17,325
Siemens Energy AG ADR	440	16,782
Safran S.A. ADR	160	15,723
Airbus SE ADR	253	14,067
Vinci S.A. ADR	252	9,189
Rheinmetall AG ADR	25	5,710
Total Industrial		142,817

TECHNOLOGY - 5.3%
ASML Holding N.V.	42	83,556
SAP SE ADR	109	16,798
Total Technology		100,354

ENERGY - 2.8%
Shell plc ADR	302	23,417
TotalEnergies SE	245	19,052
BP plc ADR	296	10,937
Total Energy		53,406

UTILITIES - 1.9%
Iberdrola S.A. ADR	170	16,983
Enel SpA ADR	840	9,601
National Grid plc ADR	112	9,282
Total Utilities		35,866

CONSUMER, CYCLICAL - 1.9%
LVMH Moet Hennessy Louis Vuitton SE ADR	133	14,710
Cie Financiere Richemont S.A. ADR	581	13,427
Hermes International SCA ADR	38	6,955
Total Consumer, Cyclical		35,092

BASIC MATERIALS - 1.3%
Air Liquide S.A. ADR	344	13,581
Rio Tinto plc ADR	116	11,012
Total Basic Materials		24,593

COMMUNICATIONS - 0.8%
Deutsche Telekom AG ADR	373	10,175
Prosus N.V. ADR	681	5,925
Total Communications		16,100
Total Common Stocks
(Cost $482,757)		824,099

EXCHANGE-TRADED FUNDS - 4.1%
Guggenheim Ultra Short Income ETF(a)	1,576	78,996
Total Exchange-Traded Funds
(Cost $78,352)		78,996

MUTUAL FUNDS - 9.6%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	18,098	182,066
Total Mutual Funds
(Cost $179,268)		182,066

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 34.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$321,067	321,067
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	321,051	321,051
Total Repurchase Agreements
(Cost $642,118)		642,118

Total Investments - 91.3%
(Cost $1,382,495)		$1,727,279
Other Assets & Liabilities, net - 8.7%		163,736
Total Net Assets - 100.0%		$1,891,015

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 295

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
EUROPE 1.25x STRATEGY FUND

(a)	Affiliated issuer.
(b)	Repurchase Agreements — See Note 6.

ADR — American Depositary Receipt

LLC — Limited Liability Company

plc — Public Limited Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Equity Futures Contracts Purchased
Euro STOXX 50 Index Futures Contracts	25	Sep 2026	$1,552,372	$25,507

Currency Futures Contracts Purchased
Euro FX Futures Contracts	11	Sep 2026	1,576,094	$(16,703)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$824,099	$—	$—	$824,099
Exchange-Traded Funds	78,996	—	—	78,996
Mutual Funds	182,066	—	—	182,066
Repurchase Agreements	—	642,118	—	642,118
Equity Futures Contracts(a)	—	25,507	—	25,507
Total Assets	$1,085,161	$667,625	$—	$1,752,786

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts(a)	$16,703	$—	$—	$16,703

(a)	Reported as unrealized appreciation/(depreciation) at period end.

296 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
EUROPE 1.25x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$78,396	$(44)	$—	$644	$78,996	1,576	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	182,428	—	—	—	(362)	182,066	18,098	3,996
Guggenheim Strategy Fund II	229,620	—	(228,396)	(148)	(1,076)	—	—	4,980
	$412,048	$78,396	$(228,440)	$(148)	$(794)	$261,062		$8,976

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 297

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
EUROPE 1.25x STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $482,757)	$824,099
Investments in affiliated issuers, at value (cost $257,620)	261,062
Repurchase agreements, at value (cost $642,118)	642,118
Segregated cash due from broker	136,500
Receivables:
Variation margin on futures contracts	15,495
Fund shares sold	11,311
Foreign tax reclaims	7,955
Interest	735
Dividends	481
Total assets	1,899,756

LIABILITIES:
Payable for:
Professional fees	2,344
Printing fees	1,533
Transfer agent fees	1,326
Investment advisory fees	940
Fund accounting/administration fees	913
Licensing fees	655
Servicing fees	352
Fund shares redeemed	231
Trustees’ fees and expenses*	151
Other liabilities	296
Total liabilities	8,741
NET ASSETS	$1,891,015

NET ASSETS CONSIST OF:
Paid-in capital	$1,841,541
Total distributable earnings (loss)	49,474
Net assets	$1,891,015
Capital shares outstanding	10,758
Net asset value per share	$175.78

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

298 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
EUROPE 1.25x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $2,610)	$14,733
Dividends from securities of affiliated issuers	8,976
Interest from securities of unaffiliated issuers	16,521
Total investment income	40,230

EXPENSES:
Investment advisory fees	10,389
Investor service fees	2,886
Transfer agent fees	2,171
Professional fees	1,798
Fund accounting/administration fees	1,575
Printing fees	1,362
Custodian fees	203
Trustees’ fees and expenses*	124
Miscellaneous	810
Total expenses	21,318
Less:
Expenses reimbursed by Adviser	(2,309)
Expenses waived by Adviser	(234)
Total waived/reimbursed expenses	(2,543)
Net expenses	18,775
Net investment income	21,455
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	34,723
Investments in affiliated issuers	(148)
Futures contracts	(5,061)
Foreign currency transactions	494
Net realized gain	30,008
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(57,358)
Investments in affiliated issuers	(794)
Futures contracts	(16,553)
Foreign currency translations	52
Net change in unrealized appreciation (depreciation)	(74,653)
Net realized and unrealized loss	(44,645)
Net decrease in net assets resulting from operations	$(23,190)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 299

STATEMENTS OF CHANGES IN NET ASSETS
EUROPE 1.25x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,455	$52,017
Net realized gain on investments	30,008	166,642
Net change in unrealized appreciation (depreciation) on investments	(74,653)	313,988
Net increase (decrease) in net assets resulting from operations	(23,190)	532,647

Distributions to shareholders	—	(59,949)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,312,633	24,966,874
Distributions reinvested	—	59,949
Cost of shares redeemed	(20,117,905)	(24,376,101)
Net increase (decrease) from capital share transactions	(805,272)	650,722
Net increase (decrease) in net assets	(828,462)	1,123,420

NET ASSETS:
Beginning of period	2,719,477	1,596,057
End of period	$1,891,015	$2,719,477

CAPITAL SHARE ACTIVITY:
Shares sold	118,753	175,109
Shares issued from reinvestment of distributions	—	417
Shares redeemed	(125,019)	(171,959)
Net increase (decrease) in shares	(6,266)	3,567

300 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
EUROPE 1.25x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$159.74	$118.60	$130.39	$108.91	$125.31	$105.80
Income (loss) from investment operations:
Net investment income (loss)(b)	1.54	2.82	3.47	3.29	0.57	(0.92)
Net gain (loss) on investments (realized and unrealized)	14.50 (c)	40.23	(6.41)	18.59	(16.97)	20.70
Total from investment operations	16.04	43.05	(2.94)	21.88	(16.40)	19.78
Less distributions from:
Net investment income	—	(1.91)	(8.85)	(0.40)	—	(0.27)
Total distributions	—	(1.91)	(8.85)	(0.40)	—	(0.27)
Net asset value, end of period	$175.78	$159.74	$118.60	$130.39	$108.91	$125.31

Total Return(d)	10.04%	36.46%	(3.00)%	20.09%	(13.07)%	18.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,891	$2,719	$1,596	$2,151	$2,735	$1,974
Ratios to average net assets:
Net investment income (loss)	1.86%	1.97%	2.59%	2.68%	0.53%	(0.78)%
Total expenses(e)	1.85%	1.93%	1.87%	1.90%	1.88%	1.80%
Net expenses(f)	1.63%	1.72%	1.71%	1.83%	1.78%	1.71%
Portfolio turnover rate	378%	467%	1,237%	725%	70%	374%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 301

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
JAPAN 2x STRATEGY FUND

	FACE AMOUNT	VALUE
FEDERAL AGENCY DISCOUNT NOTES - 46.1%
Federal Home Loan Bank
3.60% due 07/10/26(a)	$800,000	$799,282
Fannie Mae Discount Notes
3.61% due 07/15/26(a)	775,000	773,915
Freddie Mac
3.65% due 07/29/26(a)	775,000	772,806
Total Federal Agency Discount Notes
(Cost $2,346,003)		2,346,003

REPURCHASE AGREEMENTS(b) - 11.7%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	297,963	297,963
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	297,948	297,948
Total Repurchase Agreements
(Cost $595,911)		595,911

U.S. TREASURY BILLS - 9.8%
U.S. Treasury Bills
3.64% due 08/11/26(a)	500,000	497,935

Total U.S. Treasury Bills
(Cost $497,935)		497,935

Total Investments - 67.6%
(Cost $3,439,849)		$3,439,849
Other Assets & Liabilities, net - 32.4%		1,648,347
Total Net Assets - 100.0%		$5,088,196

(a)	Rate indicated is the effective yield at the time of purchase.
(b)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Equity Futures Contracts Purchased
Nikkei 225 (CME) Index Futures Contracts	23	Sep 2026	$8,203,525	$359,831
Micro Nikkei Stock Average Futures Contracts	53	Sep 2026	1,890,643	128,335
				$488,166
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts	131	Sep 2026	10,132,850	$(123,869)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

CME — Chicago Mercantile Exchange

302 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$2,346,003	$—	$2,346,003
Repurchase Agreements	—	595,911	—	595,911
U.S. Treasury Bills	—	497,935	—	497,935
Equity Futures Contracts(a)	488,166	—	—	488,166
Total Assets	$488,166	$3,439,849	$—	$3,928,015

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts(a)	$123,869	$—	$—	$123,869

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 303

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
JAPAN 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $2,843,938)	$2,843,938
Repurchase agreements, at value (cost $595,911)	595,911
Segregated cash due from broker	1,452,600
Receivables:
Fund shares sold	192,303
Variation margin on futures contracts	16,731
Interest	60
Total assets	5,101,543

LIABILITIES:
Payable for:
Investment advisory fees	2,565
Professional fees	2,322
Transfer agent fees	2,007
Fund shares redeemed	1,746
Printing fees	1,712
Fund accounting/administration fees	1,446
Servicing fees	916
Trustees’ fees and expenses*	154
Other liabilities	479
Total liabilities	13,347
NET ASSETS	$5,088,196

NET ASSETS CONSIST OF:
Paid-in capital	$5,565,589
Total distributable earnings (loss)	(477,393)
Net assets	$5,088,196
Capital shares outstanding	27,909
Net asset value per share	$182.31

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

304 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
JAPAN 2x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Interest	$53,136
Total investment income	53,136

EXPENSES:
Investment advisory fees	12,076
Investor service fees	4,025
Transfer agent fees	3,052
Professional fees	2,495
Fund accounting/administration fees	2,140
Printing fees	1,891
Custodian fees	369
Trustees’ fees and expenses*	171
Miscellaneous	323
Total expenses	26,542
Less:
Expenses reimbursed by Adviser	(805)
Net expenses	25,737
Net investment income	27,399

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	593,988
Net realized gain	593,988
Net change in unrealized appreciation (depreciation) on:
Investments	(96)
Futures contracts	377,115
Net change in unrealized appreciation (depreciation)	377,019
Net realized and unrealized gain	971,007
Net increase in net assets resulting from operations	$998,406

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 305

STATEMENTS OF CHANGES IN NET ASSETS
JAPAN 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,399	$36,387
Net realized gain on investments	593,988	444,167
Net change in unrealized appreciation (depreciation) on investments	377,019	65,811
Net increase in net assets resulting from operations	998,406	546,365

Distributions to shareholders	—	(57,308)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	17,267,865	6,063,153
Distributions reinvested	—	57,308
Cost of shares redeemed	(14,862,700)	(6,155,184)
Net increase (decrease) from capital share transactions	2,405,165	(34,723)
Net increase in net assets	3,403,571	454,334

NET ASSETS:
Beginning of period	1,684,625	1,230,291
End of period	$5,088,196	$1,684,625

CAPITAL SHARE ACTIVITY:
Shares sold	129,757	68,291
Shares issued from reinvestment of distributions	—	708
Shares redeemed	(117,142)	(69,869)
Net increase (decrease) in shares	12,615	(870)

306 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
JAPAN 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$110.15	$76.11	$78.05	$58.06	$101.86	$118.59
Income (loss) from investment operations:
Net investment income (loss)(b)	1.18	2.22	3.05	2.39	0.07	(1.11)
Net gain (loss) on investments (realized and unrealized)	70.98	35.63	(2.01)	17.63	(43.87)	(15.62)
Total from investment operations	72.16	37.85	1.04	20.02	(43.80)	(16.73)
Less distributions from:
Net investment income	—	(3.81)	(2.98)	(0.03)	—	—
Total distributions	—	(3.81)	(2.98)	(0.03)	—	—
Net asset value, end of period	$182.31	$110.15	$76.11	$78.05	$58.06	$101.86

Total Return(c)	65.51%	51.54%	1.01%	34.46%	(43.00)%	(14.11)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,088	$1,685	$1,230	$1,488	$929	$1,783
Ratios to average net assets:
Net investment income (loss)	1.70%	2.48%	3.60%	3.38%	0.10%	(0.97)%
Total expenses	1.65%	1.73%	1.68%	1.70%	1.67%	1.59%
Net expenses(d)	1.60%	1.68%	1.63%	1.69%	1.63%	1.53%
Portfolio turnover rate	—	—	—	—	—	41%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 307

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
STRENGTHENING DOLLAR 2x STRATEGY FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(a) - 48.2%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$326,615	$326,615
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	326,599	326,599
Total Repurchase Agreements
(Cost $653,214)		653,214

FEDERAL AGENCY DISCOUNT NOTES - 29.4%
Federal Home Loan Bank
3.60% due 07/10/26(b)	200,000	199,820
Freddie Mac
3.65% due 07/29/26(b)	200,000	199,434
Total Federal Agency Discount Notes
(Cost $399,254)		399,254

U.S. TREASURY BILLS - 14.8%
U.S. Treasury Bills
3.52% due 07/02/26(b)	200,000	199,981
Total U.S. Treasury Bills
(Cost $199,981)		199,981

Total Investments - 92.4%
(Cost $1,252,449)		$1,252,449
Other Assets & Liabilities, net - 7.6%		103,680
Total Net Assets - 100.0%		$1,356,129

(a)	Repurchase Agreements — See Note 6.
(b)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation(a)
Currency Futures Contracts Purchased
U.S. Dollar Index Futures Contracts	20	Sep 2026	$2,017,900	$23,882

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/16/26	6,699	$675,569	$5,569

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

308 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$653,214	$—	$653,214
Federal Agency Discount Notes	—	399,254	—	399,254
U.S. Treasury Bills	—	199,981	—	199,981
Currency Futures Contracts(a)	23,882	—	—	23,882
Currency Index Swap Agreements(a)	—	5,569	—	5,569
Total Assets	$23,882	$1,258,018	$—	$1,281,900

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 309

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
STRENGTHENING DOLLAR 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $599,235)	$599,235
Repurchase agreements, at value (cost $653,214)	653,214
Segregated cash due from broker	89,500
Unrealized appreciation on OTC swap agreements	5,569
Receivables:
Fund shares sold	19,454
Variation margin on futures contracts	360
Interest	66
Total assets	1,367,398

LIABILITIES:
Payable for:
Licensing fees	5,128
Professional fees	1,660
Printing fees	1,264
Transfer agent fees	957
Investment advisory fees	913
Fund accounting/administration fees	703
Servicing fees	285
Trustees’ fees and expenses*	132
Fund shares redeemed	23
Other liabilities	204
Total liabilities	11,269
NET ASSETS	$1,356,129

NET ASSETS CONSIST OF:
Paid-in capital	$2,299,537
Total distributable earnings (loss)	(943,408)
Net assets	$1,356,129
Capital shares outstanding	29,450
Net asset value per share	$46.05

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

310 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
STRENGTHENING DOLLAR 2x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Interest	$25,825
Total investment income	25,825

EXPENSES:
Investment advisory fees	6,593
Licensing fees	2,516
Investor service fees	1,831
Transfer agent fees	1,390
Professional fees	1,134
Fund accounting/administration fees	971
Printing fees	860
Custodian fees	136
Trustees’ fees and expenses*	78
Miscellaneous	149
Total expenses	15,658
Less:
Expenses reimbursed by Adviser	(733)
Net expenses	14,925
Net investment income	10,900

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	7,604
Futures contracts	64,346
Net realized gain	71,950
Net change in unrealized appreciation (depreciation) on:
Investments	(5)
Swap agreements	892
Futures contracts	22,944
Net change in unrealized appreciation (depreciation)	23,831
Net realized and unrealized gain	95,781
Net increase in net assets resulting from operations	$106,681

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 311

STATEMENTS OF CHANGES IN NET ASSETS
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,900	$41,079
Net realized gain (loss) on investments	71,950	(303,227)
Net change in unrealized appreciation (depreciation) on investments	23,831	(139,534)
Net increase (decrease) in net assets resulting from operations	106,681	(401,682)

Distributions to shareholders	—	(91,331)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,876,832	30,488,046
Distributions reinvested	—	91,331
Cost of shares redeemed	(22,793,970)	(33,207,474)
Net increase (decrease) from capital share transactions	82,862	(2,628,097)
Net increase (decrease) in net assets	189,543	(3,121,110)

NET ASSETS:
Beginning of period	1,166,586	4,287,696
End of period	$1,356,129	$1,166,586

CAPITAL SHARE ACTIVITY:
Shares sold	528,290	700,543
Shares issued from reinvestment of distributions	—	2,164
Shares redeemed	(526,104)	(755,608)
Net increase (decrease) in shares	2,186	(52,901)

312 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STRENGTHENING DOLLAR 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$42.79	$53.49	$45.56	$45.16	$39.05	$35.15
Income (loss) from investment operations:
Net investment income (loss)(b)	0.32	1.04	1.50	1.44	0.06	(0.49)
Net gain (loss) on investments (realized and unrealized)	2.94	(8.72)	7.93	(0.92)	6.05	4.39
Total from investment operations	3.26	(7.68)	9.43	0.52	6.11	3.90
Less distributions from:
Net investment income	—	(3.02)	(1.50)	(0.12)	—	—
Total distributions	—	(3.02)	(1.50)	(0.12)	—	—
Net asset value, end of period	$46.05	$42.79	$53.49	$45.56	$45.16	$39.05

Total Return(c)	7.62%	(14.29)%	21.01%	1.18%	15.65%	11.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,356	$1,167	$4,288	$1,410	$3,573	$4,004
Ratios to average net assets:
Net investment income (loss)	1.49%	2.23%	3.09%	3.13%	0.13%	(1.32)%
Total expenses	2.14%	2.14%	2.13%	1.99%	1.96%	1.99%
Net expenses(d)	2.04%	2.04%	2.03%	1.92%	1.89%	1.90%
Portfolio turnover rate	—	—	—	—	—	131%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 313

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
WEAKENING DOLLAR 2x STRATEGY FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(a) - 2.9%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$51,096	$51,096
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	51,093	51,093
Total Repurchase Agreements
(Cost $102,189)		102,189

FEDERAL AGENCY DISCOUNT NOTES - 2.1%
Freddie Mac
3.65% due 07/29/26(b)	40,000	39,887
Fannie Mae Discount Notes
3.61% due 07/15/26(b)	35,000	34,951
Total Federal Agency Discount Notes
(Cost $74,838)		74,838

U.S. TREASURY BILLS - 1.0%
U.S. Treasury Bills
3.52% due 07/02/26(b),(c)	35,000	34,997
Total U.S. Treasury Bills
(Cost $34,997)		34,997

Total Investments - 6.0%
(Cost $212,024)		$212,024
Other Assets & Liabilities, net - 94.0%		3,337,015
Total Net Assets - 100.0%		$3,549,039

(a)	Repurchase Agreements — See Note 6.
(b)	Rate indicated is the effective yield at the time of purchase.
(c)	All or a portion of this security is pledged as futures collateral at June 30, 2026.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation(a)
Currency Futures Contracts Sold Short
U.S. Dollar Index Futures Contracts	55	Sep 2026	$5,549,225	$(5,344)

Total Return Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/16/26	15,279	$1,540,880	$(880)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
(b)	Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

314 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$102,189	$—	$102,189
Federal Agency Discount Notes	—	74,838	—	74,838
U.S. Treasury Bills	—	34,997	—	34,997
Total Assets	$—	$212,024	$—	$212,024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts(a)	$5,344	$—	$—	$5,344
Currency Index Swap Agreements(a)	—	880	—	880
Total Liabilities	$5,344	$880	$—	$6,224

(a)	Reported as unrealized appreciation/(depreciation) at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 315

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
WEAKENING DOLLAR 2x STRATEGY FUND
June 30, 2026

ASSETS:
Investments, at value (cost $109,835)	$109,835
Repurchase agreements, at value (cost $102,189)	102,189
Segregated cash due from broker	18,000
Receivables:
Fund shares sold	3,322,902
Variation margin on futures contracts	167
Interest	10
Total assets	3,553,103

LIABILITIES:
Unrealized depreciation on OTC swap agreements	880
Payable for:
Licensing fees	1,654
Printing fees	391
Transfer agent fees	375
Investment advisory fees	242
Fund accounting/administration fees	158
Servicing fees	76
Trustees’ fees and expenses*	43
Fund shares redeemed	33
Other liabilities	212
Total liabilities	4,064
NET ASSETS	$3,549,039

NET ASSETS CONSIST OF:
Paid-in capital	$5,598,628
Total distributable earnings (loss)	(2,049,589)
Net assets	$3,549,039
Capital shares outstanding	30,540
Net asset value per share	$116.21

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

316 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
WEAKENING DOLLAR 2x STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Interest	$6,658
Total investment income	6,658

EXPENSES:
Investment advisory fees	1,740
Licensing fees	656
Investor service fees	483
Transfer agent fees	364
Professional fees	301
Fund accounting/administration fees	263
Printing fees	228
Custodian fees	52
Trustees’ fees and expenses*	21
Miscellaneous	39
Total expenses	4,147
Less:
Expenses reimbursed by Adviser	(193)
Net expenses	3,954
Net investment income	2,704

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(5,973)
Futures contracts	(24,229)
Net realized loss	(30,202)
Net change in unrealized appreciation (depreciation) on:
Investments	(2)
Swap agreements	(889)
Futures contracts	(9,986)
Net change in unrealized appreciation (depreciation)	(10,877)
Net realized and unrealized loss	(41,079)
Net decrease in net assets resulting from operations	$(38,375)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 317

STATEMENTS OF CHANGES IN NET ASSETS
WEAKENING DOLLAR 2x STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,704	$14,792
Net realized gain (loss) on investments	(30,202)	79,435
Net change in unrealized appreciation (depreciation) on investments	(10,877)	17,022
Net increase (decrease) in net assets resulting from operations	(38,375)	111,249

Distributions to shareholders	—	(41,737)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,088,960	10,079,120
Distributions reinvested	—	41,737
Cost of shares redeemed	(9,879,329)	(10,234,495)
Net increase (decrease) from capital share transactions	3,209,631	(113,638)
Net increase (decrease) in net assets	3,171,256	(44,126)

NET ASSETS:
Beginning of period	377,783	421,909
End of period	$3,549,039	$377,783

CAPITAL SHARE ACTIVITY:
Shares sold	107,507	82,930	*
Shares issued from reinvestment of distributions	—	337	*
Shares redeemed	(80,020)	(84,107	)*
Net increase (decrease) in shares	27,487	(840	)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 18, 2025.

318 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WEAKENING DOLLAR 2x STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025(b)	Year Ended 12/31/2024(b)	Year Ended 12/31/2023(b)	Year Ended 12/31/2022(b)	Year Ended 12/31/2021(b)
Per Share Data
Net asset value, beginning of period	$123.74	$108.38	$132.68	$129.09	$158.35	$184.09
Income (loss) from investment operations:
Net investment income (loss)(c)	0.85	2.68	3.96	3.81	0.15	(2.49)
Net gain (loss) on investments (realized and unrealized)	(8.38)	17.92	(20.88)	(0.10)	(29.41)	(23.25)
Total from investment operations	(7.53)	20.60	(16.92)	3.71	(29.26)	(25.74)
Less distributions from:
Net investment income	—	(5.24)	(7.38)	(0.12)	—	—
Total distributions	—	(5.24)	(7.38)	(0.12)	—	—
Net asset value, end of period	$116.21	$123.74	$108.38	$132.68	$129.09	$158.35

Total Return(d)	(6.09)%	18.97%	(13.21)%	2.85%	(18.47)%	(13.98)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,549	$378	$422	$621	$1,406	$693
Ratios to average net assets:
Net investment income (loss)	1.40%	2.18%	3.23%	2.96%	0.12%	(1.43)%
Total expenses	2.15%	2.14%	2.10%	1.97%	1.93%	2.00%
Net expenses(e)	2.05%	2.04%	2.00%	1.91%	1.85%	1.93%
Portfolio turnover rate	—	—	—	—	—	93%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 18, 2025.
(c)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 319

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
COMMODITIES STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 5.8%
Guggenheim Ultra Short Income ETF(a)	9,265	$464,405
Total Exchange-Traded Funds
(Cost $464,368)		464,405

MUTUAL FUNDS - 14.2%
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	113,501	1,141,817
Total Mutual Funds
(Cost $1,128,854)		1,141,817

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 39.8%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$1,595,885	1,595,885
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	1,595,808	1,595,808
Total Repurchase Agreements
(Cost $3,191,693)		3,191,693

FEDERAL AGENCY DISCOUNT NOTES - 11.2%
Federal Home Loan Bank
3.60% due 07/06/26(c)	600,000	599,700
Freddie Mac
3.65% due 07/29/26(c)	300,000	299,151

Total Federal Agency Discount Notes
(Cost $898,851)		898,851

U.S. TREASURY BILLS - 9.9%
U.S. Treasury Bills
3.64% due 08/11/26(c)	800,000	796,695
Total U.S. Treasury Bills
(Cost $796,695)		796,695

FEDERAL AGENCY NOTES - 5.9%
Federal Farm Credit Bank
3.75% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26◊	470,000	470,057
Total Federal Agency Notes
(Cost $470,059)		470,057

Total Investments - 86.8%
(Cost $6,950,520)		$6,963,518
Other Assets & Liabilities, net - 13.2%		1,058,917
Total Net Assets - 100.0%		$8,022,435

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Affiliated issuer.
(b)	Repurchase Agreements — See Note 6.
(c)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation(a)
Commodity Futures Contracts Purchased
S&P Goldman Sachs Commodity Index Futures Contracts	52	Jul 2026	$8,074,300	$(864,879)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.

320 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$464,405	$—	$—	$464,405
Mutual Funds	1,141,817	—	—	1,141,817
Repurchase Agreements	—	3,191,693	—	3,191,693
Federal Agency Discount Notes	—	898,851	—	898,851
U.S. Treasury Bills	—	796,695	—	796,695
Federal Agency Notes	—	470,057	—	470,057
Total Assets	$1,606,222	$5,357,296	$—	$6,963,518

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts(a)	$864,879	$—	$—	$864,879

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$464,388	$(20)	$—	$37	$464,405	9,265	$—
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	1,144,087	—	—	—	(2,270)	1,141,817	113,501	25,060
Guggenheim Strategy Fund II	1,116,989	—	(1,114,388)	(6,682)	4,081	—	—	24,340
	$2,261,076	$464,388	$(1,114,408)	$(6,682)	$1,848	$1,606,222		$49,400

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 321

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
COMMODITIES STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $2,165,605)	$2,165,603
Investments in affiliated issuers, at value (cost $1,593,222)	1,606,222
Repurchase agreements, at value (cost $3,191,693)	3,191,693
Segregated cash due from broker	1,113,000
Prepaid expenses	44
Receivables:
Variation margin on futures contracts	28,241
Interest	6,959
Total assets	8,111,762

LIABILITIES:
Payable for:
Fund shares redeemed	56,713
Professional fees	9,388
Transfer agent fees	5,164
Investment advisory fees	4,889
Printing fees	4,717
Fund accounting/administration fees	4,533
Servicing fees	1,849
Trustees’ fees and expenses*	733
Other liabilities	1,341
Total liabilities	89,327
NET ASSETS	$8,022,435

NET ASSETS CONSIST OF:
Paid-in capital	$14,486,757
Total distributable earnings (loss)	(6,464,322)
Net assets	$8,022,435
Capital shares outstanding	72,908
Net asset value per share	$110.04

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

322 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
COMMODITIES STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$49,400
Interest from securities of unaffiliated issuers	93,731
Total investment income	143,131

EXPENSES:
Investment advisory fees	33,300
Investor service fees	9,362
Professional fees	7,903
Transfer agent fees	7,130
Fund accounting/administration fees	5,645
Printing fees	4,385
Custodian fees	1,198
Trustees’ fees and expenses*	751
Miscellaneous	890
Total expenses	70,564
Less:
Expenses reimbursed by Adviser	(1,872)
Expenses waived by Adviser	(6,761)
Total waived/reimbursed expenses	(8,633)
Net expenses	61,931
Net investment income	81,200

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(295)
Investments in affiliated issuers	(6,682)
Futures contracts	1,508,474
Net realized gain	1,501,497
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(28)
Investments in affiliated issuers	1,848
Futures contracts	(971,179)
Net change in unrealized appreciation (depreciation)	(969,359)
Net realized and unrealized gain	532,138
Net increase in net assets resulting from operations	$613,338

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 323

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
COMMODITIES STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$81,200	$160,283
Net realized gain on investments	1,501,497	320,600
Net change in unrealized appreciation (depreciation) on investments	(969,359)	(37,762)
Net increase in net assets resulting from operations	613,338	443,121

Distributions to shareholders	—	(214,784)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	41,803,955	58,916,374
Distributions reinvested	—	214,784
Cost of shares redeemed	(38,844,642)	(65,220,666)
Net increase (decrease) from capital share transactions	2,959,313	(6,089,508)
Net increase (decrease) in net assets	3,572,651	(5,861,171)

NET ASSETS:
Beginning of period	4,449,784	10,310,955
End of period	$8,022,435	$4,449,784

CAPITAL SHARE ACTIVITY:
Shares sold	344,095	659,006
Shares issued from reinvestment of distributions	—	2,443
Shares redeemed	(320,910)	(727,648)
Net increase (decrease) in shares	23,185	(66,199)

324 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$89.49	$88.95	$85.46	$101.51	$87.09	$62.42
Income (loss) from investment operations:
Net investment income (loss)(b)	1.24	2.42	3.28	3.23	(0.17)	(0.96)
Net gain (loss) on investments (realized and unrealized)	19.31	1.85	3.84	(9.32)	20.44	25.63
Total from investment operations	20.55	4.27	7.12	(6.09)	20.27	24.67
Less distributions from:
Net investment income	—	(3.73)	(3.63)	(9.96)	(5.85)	—
Total distributions	—	(3.73)	(3.63)	(9.96)	(5.85)	—
Net asset value, end of period	$110.04	$89.49	$88.95	$85.46	$101.51	$87.09

Total Return(c)	22.96%	4.89%	8.29%	(6.24)%	22.88%	39.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,022	$4,450	$10,311	$6,486	$12,451	$8,767
Ratios to average net assets:
Net investment income (loss)	2.17%	2.71%	3.65%	3.46%	(0.15)%	(1.20)%
Total expenses(d)	1.87%	1.85%	1.91%	1.89%	1.88%	1.86%
Net expenses(e)	1.65%	1.62%	1.68%	1.68%	1.71%	1.67%
Portfolio turnover rate	—	—	—	—	—	92%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 325

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
GLOBAL MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 0.9%
Guggenheim Ultra Short Income ETF(a)	2,252	$112,881
Total Exchange-Traded Funds
(Cost $112,622)		112,881

MUTUAL FUNDS - 18.1%
Guggenheim Strategy Fund III(a)	89,107	2,208,961
Guggenheim Ultra Short Duration Fund — Institutional Class(a)	7,274	73,173
Total Mutual Funds
(Cost $2,292,818)		2,282,134

	FACE AMOUNT
REPURCHASE AGREEMENTS(b) - 52.0%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$3,264,701	3,264,701
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	3,264,544	3,264,544
Total Repurchase Agreements
(Cost $6,529,245)		6,529,245

FEDERAL AGENCY DISCOUNT NOTES - 11.9%
Federal Home Loan Bank
3.63% due 07/08/26(c)	1,500,000	1,498,941
Total Federal Agency Discount Notes
(Cost $1,498,941)		1,498,941

U.S. TREASURY BILLS - 8.0%
U.S. Treasury Bills
3.59% due 07/07/26(c)	1,000,000	999,402
Total U.S. Treasury Bills
(Cost $999,402)		999,402

Total Investments - 90.9%
(Cost $11,433,028)		$11,422,603
Other Assets & Liabilities, net - 9.1%		1,142,830
Total Net Assets - 100.0%		$12,565,433

(a)	Affiliated issuer.
(b)	Repurchase Agreements — See Note 6.
(c)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

See Sector Classification in Other Information section.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2026	$610,420	$33,724
Nikkei 225 (OSE) Index Futures Contracts	1	Sep 2026	438,246	22,919
S&P MidCap 400 Index Mini Futures Contracts	1	Sep 2026	388,500	17,603
IBEX 35 Index Futures Contracts	3	Jul 2026	664,818	15,618
Dow Jones Industrial Average Mini Futures Contracts	2	Sep 2026	526,730	15,251
S&P 500 Index Mini Futures Contracts	1	Sep 2026	377,350	10,373
Euro STOXX 50 Index Futures Contracts	3	Sep 2026	218,058	8,881
MSCI Emerging Markets Index Futures Contracts	1	Sep 2026	87,880	3,901
Mini MSCI EAFE Index Futures Contracts	1	Sep 2026	157,185	3,275
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2026	289,712	3,213
FTSE 100 Index Futures Contracts	3	Sep 2026	419,543	2,810
FTSE Taiwan Index Futures Contracts	1	Jul 2026	161,720	(8,799)

326 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
				$128,769
Interest Rate Futures Contracts Purchased
Canadian Government 10 Year Bond Futures Contracts	16	Sep 2026	$1,366,222	$6,740
Euro - Bund Futures Contracts	2	Sep 2026	290,606	(612)
Long Gilt Futures Contracts	3	Sep 2026	354,326	(1,184)
				$4,944
Currency Futures Contracts Purchased
British Pound Futures Contracts	3	Sep 2026	248,700	843
Australian Dollar Futures Contracts	3	Sep 2026	207,420	423
Mexican Peso Futures Contracts	17	Sep 2026	482,885	(161)
				$1,105
Commodity Futures Contracts Purchased
LME Zinc Futures Contracts	4	Jul 2026	357,643	9,294
Live Cattle Futures Contracts	10	Aug 2026	969,700	6,559
Cotton #2 Futures Contracts	7	Dec 2026	268,800	285
LME Zinc Futures Contracts	5	Aug 2026	447,870	(1,231)
Cattle Feeder Futures Contracts	3	Aug 2026	546,900	(2,116)
Copper Futures Contracts	2	Sep 2026	312,625	(3,800)
Platinum Futures Contracts	1	Oct 2026	78,325	(6,566)
LME Nickel Futures Contracts	1	Aug 2026	97,158	(9,550)
LME Lead Futures Contracts	7	Aug 2026	325,157	(10,718)
Gasoline RBOB Futures Contracts	2	Jul 2026	243,936	(12,634)
LME Lead Futures Contracts	4	Jul 2026	184,190	(13,933)
NY Harbor ULSD Futures Contracts	1	Jul 2026	136,227	(14,010)
Low Sulphur Gas Oil Futures Contracts	3	Aug 2026	274,650	(16,515)
Palladium Futures Contracts	1	Sep 2026	122,000	(19,140)
WTI Crude Futures Contracts	2	Jul 2026	140,200	(24,115)
Silver Futures Contracts	1	Sep 2026	298,150	(25,763)
LME Nickel Futures Contracts	2	Jul 2026	193,368	(36,630)
Soybean Oil Futures Contracts	17	Dec 2026	666,570	(39,428)
LME Primary Aluminum Futures Contracts	5	Aug 2026	385,416	(41,214)
LME Primary Aluminum Futures Contracts	3	Jul 2026	230,728	(47,700)
Gold 100 oz. Futures Contracts	2	Aug 2026	805,960	(50,960)
				$(359,885)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 327

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Commodity Futures Contracts Sold Short
LME Primary Aluminum Futures Contracts	3	Aug 2026	$231,250	$47,334
LME Primary Aluminum Futures Contracts	3	Jul 2026	230,728	37,705
LME Nickel Futures Contracts	2	Jul 2026	193,368	33,923
LME Nickel Futures Contracts	2	Aug 2026	194,316	14,206
LME Lead Futures Contracts	10	Aug 2026	464,510	14,109
LME Lead Futures Contracts	4	Jul 2026	184,190	13,592
Corn Futures Contracts	32	Sep 2026	666,800	11,537
Cocoa Futures Contracts	1	Sep 2026	50,780	1,603
Hard Red Winter Wheat Futures Contracts	6	Sep 2026	187,575	1,516
LME Zinc Futures Contracts	4	Jul 2026	357,643	822
LME Zinc Futures Contracts	2	Aug 2026	179,148	(22)
Natural Gas Futures Contracts	4	Jul 2026	130,320	(1,184)
Lean Hogs Futures Contracts	3	Aug 2026	117,840	(1,851)
Soybean Futures Contracts	9	Nov 2026	514,687	(4,672)
Sugar #11 Futures Contracts	15	Sep 2026	248,976	(11,304)
				$157,314
Currency Futures Contracts Sold Short
Canadian Dollar Futures Contracts	35	Sep 2026	2,476,250	36,716
Euro FX Futures Contracts	6	Sep 2026	859,688	5,723
Japanese Yen Futures Contracts	5	Sep 2026	386,750	1,447
				$43,886
Equity Futures Contracts Sold Short
FTSE/JSE TOP 40 Index Futures Contracts	1	Sep 2026	62,674	101
CAC 40 10 Euro Index Futures Contracts	1	Jul 2026	96,227	(2,012)
Russell 2000 Index Mini Futures Contracts	2	Sep 2026	304,490	(2,577)
				$(4,488)
Interest Rate Futures Contracts Sold Short
U.S. Treasury Ultra Long Bond Futures Contracts	3	Sep 2026	346,781	4,184
U.S. Treasury 5 Year Note Futures Contracts	22	Sep 2026	2,353,484	3,808
U.S. Treasury 2 Year Note Futures Contracts	38	Sep 2026	7,831,563	2,471
U.S. Treasury Long Bond Futures Contracts	2	Sep 2026	226,125	2,028
U.S. Treasury 10 Year Note Futures Contracts	2	Sep 2026	219,531	840
Australian Government 10 Year Bond Futures Contracts	3	Sep 2026	227,528	(2,698)
Australian Government 3 Year Bond Futures Contracts	23	Sep 2026	1,663,833	(6,251)
Euro - Schatz Futures Contracts	36	Sep 2026	4,357,929	(10,081)
				$(5,699)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.

OSE — Oslo Stock Exchange

328 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
GLOBAL MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$112,881	$—	$—	$112,881
Mutual Funds	2,282,134	—	—	2,282,134
Repurchase Agreements	—	6,529,245	—	6,529,245
Federal Agency Discount Notes	—	1,498,941	—	1,498,941
U.S. Treasury Bills	—	999,402	—	999,402
Commodity Futures Contracts(a)	192,485	—	—	192,485
Equity Futures Contracts(a)	84,127	53,542	—	137,669
Currency Futures Contracts(a)	45,152	—	—	45,152
Interest Rate Futures Contracts(a)	13,331	6,740	—	20,071
Total Assets	$2,730,110	$9,087,870	$—	$11,817,980

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts(a)	$161	$—	$—	$161
Equity Futures Contracts(a)	11,376	2,012	—	13,388
Interest Rate Futures Contracts(a)	—	20,826	—	20,826
Commodity Futures Contracts(a)	395,056	—	—	395,056
Total Liabilities	$406,593	$22,838	$—	$429,431

(a)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$112,633	$(11)	$—	$259	$112,881	2,252	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 329

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
GLOBAL MANAGED FUTURES STRATEGY FUND

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Mutual Funds
Guggenheim Strategy Fund III	$2,219,653	$—	$—	$—	$(10,692)	$2,208,961	89,107	$55,906
Guggenheim Ultra Short Duration Fund — Institutional Class	73,318	—	—	—	(145)	73,173	7,274	1,606
Guggenheim Strategy Fund II	112,940	—	(112,633)	—	(307)	—	—	2,555
Guggenheim Variable Insurance Strategy Fund III	2,489,300	—	(2,482,279)	1,087	(8,108)	—	—	52,985
	$4,895,211	$112,633	$(2,594,923)	$1,087	$(18,993)	$2,395,015		$113,052

330 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
GLOBAL MANAGED FUTURES STRATEGY FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value (cost $2,498,343)	$2,498,343
Investments in affiliated issuers, at value (cost $2,405,440)	2,395,015
Repurchase agreements, at value (cost $6,529,245)	6,529,245
Segregated cash due from broker	1,161,500
Prepaid expenses	83
Receivables:
Variation margin on futures contracts	22,081
Interest	20,942
Fund shares sold	1,842
Total assets	12,629,051

LIABILITIES:
Payable for:
Professional fees	17,586
Transfer agent fees	14,799
Investment advisory fees	9,327
Printing fees	7,843
Fund accounting/administration fees	6,594
Servicing fees	2,598
Fund shares redeemed	1,691
Trustees’ fees and expenses*	1,208
Other liabilities	1,972
Total liabilities	63,618
NET ASSETS	$12,565,433

NET ASSETS CONSIST OF:
Paid-in capital	$13,171,952
Total distributable earnings (loss)	(606,519)
Net assets	$12,565,433
Capital shares outstanding	710,056
Net asset value per share	$17.70

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 331

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
GLOBAL MANAGED FUTURES STRATEGY FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of affiliated issuers	$113,052
Interest from securities of unaffiliated issuers	142,293
Total investment income	255,345

EXPENSES:
Investment advisory fees	66,241
Transfer agent fees	21,573
Investor service fees	15,654
Professional fees	13,049
Fund accounting/administration fees	9,407
Printing fees	7,366
Custodian fees	1,299
Trustees’ fees and expenses*	1,223
Miscellaneous	1,261
Total expenses	137,073
Expenses waived by Adviser	(9,995)
Net expenses	127,078
Net investment income	128,267

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	180,706
Investments in affiliated issuers	1,087
Futures contracts	711,086
Foreign currency transactions	2,368
Net realized gain	895,247
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(184)
Investments in affiliated issuers	(18,993)
Futures contracts	(376,936)
Foreign currency translations	(30)
Net change in unrealized appreciation (depreciation)	(396,143)
Net realized and unrealized gain	499,104
Net increase in net assets resulting from operations	$627,371

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

332 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL MANAGED FUTURES STRATEGY FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$128,267	$286,425
Net realized gain on investments	895,247	36,567
Net change in unrealized appreciation (depreciation) on investments	(396,143)	128,102
Net increase in net assets resulting from operations	627,371	451,094

Distributions to shareholders	—	(212,863)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,255,752	3,393,008
Distributions reinvested	—	212,863
Cost of shares redeemed	(1,662,569)	(3,930,172)
Net decrease from capital share transactions	(406,817)	(324,301)
Net increase (decrease) in net assets	220,554	(86,070)

NET ASSETS:
Beginning of period	12,344,879	12,430,949
End of period	$12,565,433	$12,344,879

CAPITAL SHARE ACTIVITY:
Shares sold	69,719	212,790
Shares issued from reinvestment of distributions	—	13,663
Shares redeemed	(93,506)	(243,876)
Net decrease in shares	(23,787)	(17,423)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 333

CONSOLIDATED FINANCIAL HIGHLIGHTS
GLOBAL MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$16.82	$16.55	$17.17	$17.58	$16.24	$16.32
Income (loss) from investment operations:
Net investment income (loss)(b)	0.18	0.40	0.57	0.54	0.06	(0.15)
Net gain (loss) on investments (realized and unrealized)	0.70	0.17	(0.47)	0.11	1.80	0.29
Total from investment operations	0.88	0.57	0.10	0.65	1.86	0.14
Less distributions from:
Net investment income	—	(0.30)	(0.47)	(0.65)	(0.43)	—
Net realized gains	—	—	(0.25)	(0.41)	(0.09)	(0.22)
Total distributions	—	(0.30)	(0.72)	(1.06)	(0.52)	(0.22)
Net asset value, end of period	$17.70	$16.82	$16.55	$17.17	$17.58	$16.24

Total Return(c)	5.23%	3.65%	0.37%	3.80%	11.28%	0.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,565	$12,345	$12,431	$14,499	$21,041	$10,671
Ratios to average net assets:
Net investment income (loss)	2.05%	2.51%	3.28%	3.08%	0.36%	(0.87)%
Total expenses(d)	2.19%	2.20%	2.18%	2.14%	1.96%	1.81%
Net expenses(e)	2.03%	2.06%	2.06%	2.00%	1.85%	1.69%
Portfolio turnover rate	—	—	—	—	—	2%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

334 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
COMMON STOCKS - 20.4%

CONSUMER, NON-CYCLICAL - 6.0%
Kenvue, Inc.	13,737	$262,514
Organon & Co.	17,494	236,869
Apogee Therapeutics, Inc.*	1,766	234,401
Bio-Techne Corp.	3,315	234,205
Nathan's Famous, Inc.	1,903	193,345
Select Medical Holdings Corp.	11,436	188,808
Payoneer Global, Inc.*	16,745	119,224
Nuvalent, Inc. — Class A*	635	78,423
Penumbra, Inc.*	233	73,570
HOLOGIC, Inc.*,(a)	4,566	—
Total Consumer, Non-cyclical		1,621,359

FINANCIAL - 4.1%
Janus Henderson Group plc	5,231	271,751
DigitalBridge Group, Inc.	16,917	266,950
International Money Express, Inc.*	18,087	261,357
Sila Realty Trust, Inc. REIT	7,754	235,411
Brighthouse Financial, Inc.*	1,252	79,252
Seven Hills Realty Trust REIT	1	8
Total Financial		1,114,729

TECHNOLOGY - 3.0%
Electronic Arts, Inc.	1,088	223,083
Silicon Laboratories, Inc.*	924	201,949
TruBridge, Inc.*	6,098	159,829
LiveRamp Holdings, Inc.*	4,162	156,658
Qorvo, Inc.*	910	84,876
Total Technology		826,395

INDUSTRIAL - 2.6%
Chart Industries, Inc.*	2,299	480,353
Norfolk Southern Corp.	738	232,168
Total Industrial		712,521

UTILITIES - 1.8%
TXNM Energy, Inc.	4,043	229,561
Dominion Energy, Inc.	2,262	154,472
Northwestern Energy Group, Inc.	1,335	95,613
Total Utilities		479,646

CONSUMER, CYCLICAL - 1.3%
Caesars Entertainment, Inc.*	5,388	162,610
Global Business Travel Group I*	12,643	118,718
Taylor Morrison Home Corp. — Class A*	1,092	78,340
Total Consumer, Cyclical		359,668

COMMUNICATIONS - 1.0%
Roku, Inc.*	848	117,143
Globalstar, Inc.*	1,424	115,757
Warner Bros Discovery, Inc.*	1,045	27,859
Total Communications		260,759

BASIC MATERIALS - 0.6%
Arcosa, Inc.	1,084	157,494

Total Common Stocks
(Cost $5,387,296)		5,532,571

RIGHTS - 0.0%
FINANCIAL - 0.0%
Sycamore Partners LLC*	19,209	2

CONSUMER, NON-CYCLICAL - 0.0%
Assertio Holdings, Inc.*,(a)	4,974	1
Bristol-Myers Squibb Co.*,(a)	5,897	—
Johnson & Johnson*,(a)	1,553	—
Sanofi S.A. Expiring 06/30/32*,(a)	2,004	—
Total Consumer, Non-cyclical		1

Total Rights
(Cost $1,940)		3

EXCHANGE-TRADED FUNDS - 4.8%
Guggenheim Ultra Short Income ETF(b)	26,034	1,304,946

Total Exchange-Traded Funds
(Cost $1,309,844)		1,304,946

MUTUAL FUNDS - 11.1%
Guggenheim Strategy Fund III(b)	99,249	2,460,380
Guggenheim Ultra Short Duration Fund — Institutional Class(b)	54,685	550,129
Total Mutual Funds
(Cost $3,023,332)		3,010,509

CLOSED-END MUTUAL FUNDS(c) - 5.3%
Principal Real Estate Income Fund	3,342	34,389
Nuveen S&P 500 Dynamic Overwrite Fund	1,843	34,354
Eaton Vance Senior Floating-Rate Trust	3,225	34,185
Neuberger Next Generation Connectivity Fund, Inc.	2,039	33,725
Western Asset Inflation- Linked Opportunities & Income Fund	3,988	33,499
Royce Micro-Cap Trust, Inc.	2,209	32,340
SRH Total Return Fund, Inc.	1,785	31,951
Liberty All Star Growth Fund, Inc.	5,818	31,824
European Equity Fund, Inc.	2,890	31,776
Eaton Vance Senior Income Trust	6,240	31,075
General American Investors Co., Inc.	486	30,982
Templeton Emerging Markets Fund	1,333	30,952
Liberty All-Star Equity Fund	5,310	30,851
Bancroft Fund Ltd.	1,173	30,486
Mexico Fund, Inc.	1,393	30,465
Ellsworth Growth and Income Fund Ltd.	2,296	30,330
Royce Global Trust, Inc.	1,755	24,974
BlackRock Technology and Private Equity Term Trust	2,742	24,760
BlackRock Science and Technology Term Trust	790	23,724
BlackRock Health Sciences Term Trust	1,445	22,181
Clough Global Equity Fund	2,548	21,964

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 335

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
CLOSED-END MUTUAL FUNDS(c) - 5.3% (continued)
PIMCO New York Municipal Income Fund II	2,931	$20,781
Nuveen Credit Strategies Income Fund	4,229	20,553
Virtus Artificial Intelligence & Technology Opportunities Fund	732	20,547
abrdn National Municipal Income Fund	1,904	19,744
abrdn Australia Equity Fund, Inc.	1,546	19,139
Western Asset Inflation-Linked Income Fund	2,305	18,740
Tri-Continental Corp.	529	18,211
Federated Hermes Premier Municipal Income Fund	1,561	17,936
Duff & Phelps Utility and Infrastructure Fund, Inc.	1,181	17,526
Aberdeen Municipal Income Fund	2,910	16,354
Gabelli Global Small and Mid Cap Value Trust	897	14,603
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,226	9,734
Aberdeen MultiMarket Income Fund	1,421	6,252
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	565	5,447
Gabelli Dividend & Income Trust	185	5,439
abrdn Life Sciences Investors	271	5,423
John Hancock Diversified Income Fund	468	5,373
Blackrock Science & Technology Trust	103	5,223
Templeton Emerging Markets Income Fund	773	5,210
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	528	5,180
Eaton Vance Tax-Advantaged Dividend Income Fund	187	5,176
Putnam Managed Municipal Income Trust	790	5,167
Sprott Focus Trust, Inc.	544	5,163
BlackRock Enhanced Equity Dividend Trust	539	5,158
Neuberger Real Estate Securities Income Fund, Inc.	1,694	5,133
Eaton Vance Tax-Advantaged Global Dividend Income Fund	218	5,132
Nuveen Real Estate Income Fund	605	5,100
Flaherty & Crumrine Preferred and Income Securities Fund	313	5,096
RiverNorth / DoubleLine Strategic Opportunity Fund, Inc.	660	5,095
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	165	5,094
BlackRock MuniHoldings Fund, Inc.	428	5,093
Cohen & Steers Select Preferred and Income Fund, Inc.	253	5,093
PGIM High Yield Bond Fund, Inc.	390	5,093
BlackRock Enhanced Global Dividend Trust	421	5,090
LMP Capital and Income Fund, Inc.	325	5,086
Advent Convertible and Income Fund	388	5,083
PGIM Short Duration High Yield Opportunities Fund	310	5,081
DoubleLine Yield Opportunities Fund	361	5,079
Nuveen Core Equity Alpha Fund	310	5,072
BlackRock Core Bond Trust	553	5,071
Eaton Vance Municipal Bond Fund	509	5,070
abrdn Emerging Markets ex China Fund, Inc.	528	5,069
Nuveen Core Plus Impact Fund	500	5,065
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	245	5,064
MFS Government Markets Income Trust	1,764	5,063
PIMCO Municipal Income Fund II	665	5,061
MFS Intermediate Income Trust(d)	2,048	5,059
BlackRock Enhanced International Dividend Trust	881	5,057
BlackRock MuniHoldings California Quality Fund, Inc.	460	5,055
Invesco Bond Fund	333	5,048
BlackRock Limited Duration Income Trust	404	5,046
BlackRock MuniYield Quality Fund, Inc.	435	5,046
BlackRock MuniYield New York Quality Fund, Inc.	497	5,045
BlackRock Taxable Municipal Bond Trust	312	5,045
BlackRock MuniYield Quality Fund III, Inc.	454	5,044
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	339	5,044
Western Asset Managed Municipals Fund, Inc.	484	5,043
NYLI MacKay DefinedTerm Muni Opportunities Fund	325	5,037
Flaherty & Crumrine Total Return Fund	298	5,036
Western Asset High Income Opportunity Fund, Inc.	1,383	5,034
BlackRock Corporate High Yield Fund, Inc.	588	5,033
Eaton Vance Enhanced Equity Income Fund	256	5,033
Neuberger High Yield Strategies Fund, Inc.	806	5,029
Western Asset Intermediate Muni Fund, Inc.	639	5,029

336 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
CLOSED-END MUTUAL FUNDS(c) - 5.3% (continued)
BNY Mellon Strategic Municipals, Inc.	778	$5,026
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	455	5,023
Eaton Vance Floating-Rate Income Trust	465	5,022
BlackRock Multi-Sector Income Trust	401	5,021
Cohen & Steers Real Estate Opportunities and Income Fund	319	5,021
Western Asset Global High Income Fund, Inc.	842	5,018
TCW Strategic Income Fund, Inc.	1,112	5,015
Allspring Income Opportunities Fund	770	5,005
BlackRock Municipal 2030 Target Term Trust	220	5,005
Eaton Vance Enhanced Equity Income Fund II	227	5,003
Franklin Ltd. Duration Income Trust	864	5,003
Nuveen Global High Income Fund	393	5,003
Eaton Vance Tax-Managed Diversified Equity Income Fund	344	5,002
BNY Mellon Strategic Municipal Bond Fund, Inc.	813	5,000
Eaton Vance Risk-Managed Diversified Equity Income Fund	604	4,995
Barings Global Short Duration High Yield Fund	354	4,991
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	260	4,987
First Trust Enhanced Equity Income Fund	223	4,986
Putnam Municipal Opportunities Trust	472	4,975
XAI Madison Equity Premium Income Fund	890	4,913
Putnam Premier Income Trust	1,394	4,865
Western Asset Global Corporate Opportunity Fund, Inc.	452	4,850
BlackRock MuniYield Pennsylvania Quality Fund	388	4,412
Western Asset Premier Bond Fund	404	4,303
Flaherty & Crumrine Preferred and Income Fund	328	3,815
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	406	3,751
Western Asset Investment Grade Opportunity Trust, Inc.	229	3,689
Western Asset Investment Grade Income Fund, Inc.	302	3,660
John Hancock Investors Trust	269	3,583
RiverNorth Managed Duration Municipal Income Fund II, Inc.	238	3,579
Mexico Equity and Income Fund, Inc.	274	3,564
RiverNorth Flexible Municipal Income Fund, Inc.	232	3,429
John Hancock Income Securities Trust	306	3,374
NXG NextGen Infrastructure Income Fund	49	3,171
Nuveen NASDAQ 100 Dynamic Overwrite Fund	101	3,044
FS Credit Opportunities Corp.	609	3,039
Neuberger Energy Infrastructure and Income Fund, Inc.	297	3,012
abrdn Healthcare Investors	137	3,011
BlackRock Resources & Commodities Strategy Trust	264	2,986
Aberdeen Asia-Pacific Income Fund, Inc.	202	2,971
ClearBridge Energy Midstream Opportunity Fund, Inc.	59	2,956
Clough Global Opportunities Fund	483	2,956
Nuveen Multi-Asset Income Fund	208	2,947
DoubleLine Income Solutions Fund	266	2,942
Special Opportunities Fund, Inc.	218	2,936
Japan Smaller Capitalization Fund, Inc.	249	2,933
Kayne Anderson Energy Infrastructure Fund	212	2,932
Western Asset Emerging Markets Debt Fund, Inc.	273	2,932
Saba Capital Income & Opportunities Fund II	351	2,931
XAI Octagon Floating Rate Alternative Income Trust	167	2,931
Allspring Multi-Sector Income Fund	318	2,929
BlackRock MuniAssets Fund, Inc.	266	2,929
Nuveen Real Asset Income and Growth Fund	226	2,929
Aberdeen India Fund, Inc.	249	2,926
Highland Global Allocation Fund	389	2,925
BlackRock Energy and Resources Trust	197	2,920
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	138	2,920
Angel Oak Financial Strategies Income Term Trust	228	2,918
Nuveen Variable Rate Preferred & Income Fund	155	2,917
RiverNorth Flexible Municipal Income Fund II, Inc.	214	2,917
Western Asset Diversified Income Fund	215	2,915
John Hancock Premium Dividend Fund	225	2,914
PIMCO Global StocksPLUS & Income Fund	338	2,914
Western Asset Mortgage Opportunity Fund, Inc.	272	2,913

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 337

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
CLOSED-END MUTUAL FUNDS(c) - 5.3% (continued)
Cohen & Steers Total Return Realty Fund, Inc.	257	$2,909
John Hancock Tax-Advantaged Dividend Income Fund	114	2,906
PIMCO California Municipal Income Fund	323	2,897
KKR Income Opportunities Fund	257	2,894
Ares Dynamic Credit Allocation Fund, Inc.	229	2,892
Nuveen Floating Rate Income Fund	377	2,892
Saba Capital Income & Opportunities Fund	440	2,891
Nuveen Mortgage and Income Fund	165	2,884
Invesco Senior Income Trust	958	2,874
NYLI CBRE Global Infrastructure Megatrends Term Fund	189	2,873
Tortoise Energy Infrastructure Corp.	67	2,872
Cohen & Steers REIT and Preferred and Income Fund, Inc.	141	2,862
PIMCO Dynamic Income Strategy Fund	137	2,852
Cohen & Steers Quality Income Realty Fund, Inc.	230	2,831
Highland Opportunities and Income Fund	393	2,802
High Income Securities Fund	512	2,801
Allspring Utilities and High Income Fund	225	2,720
Clough Global Dividend and Income Fund	364	2,417
Voya Asia Pacific High Dividend Equity Income Fund	247	2,290
Gabelli Healthcare & WellnessRx Trust	236	2,230
Voya Emerging Markets High Dividend Equity Fund	282	2,200
Eaton Vance National Municipal Opportunities Trust	124	2,185
Eaton Vance California Municipal Income Trust	206	2,167
Putnam Master Intermediate Income Trust	671	2,167
Source Capital	47	2,161
Nuveen Multi-Market Income Fund	367	2,151
Virtus Convertible & Income Fund	122	2,146
PGIM Global High Yield Fund, Inc.	177	2,142
First Trust Mortgage Income Fund	182	2,140
Virtus Global Multi-Sector Income Fund	285	2,137
BlackRock Credit Allocation Income Trust	209	2,136
AllianceBernstein Global High Income Fund, Inc.	207	2,132
Virtus Convertible & Income Fund II	134	2,131
Eaton Vance Limited Duration Income Fund	227	2,127
First Trust Intermediate Duration Preferred & Income Fund	117	2,126
Morgan Stanley Emerging Markets Debt Fund, Inc.	291	2,124
Royce Small-Cap Trust, Inc.	115	2,124
BNY Mellon High Yield Strategies Fund	867	2,098
Franklin Universal Trust	258	2,081
Credit Suisse Asset Management Income Fund, Inc.	837	2,076
New Germany Fund, Inc.	175	2,005
Destra Multi-Alternative Fund	171	1,279

Total Closed-End Mutual Funds
(Cost $1,323,634)		1,455,540

SECURITIES LENDING COLLATERAL(c) - 0.0%
MONEY MARKET FUNDS - 0.0%
BNY Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.52%(e)	1,788	1,788
Total Securities Lending Collateral
(Cost $1,788)		1,788

MASTER LIMITED PARTNERSHIPS - 0.0%
ENERGY - 0.0%
Western Midstream Partners, LP	1	44
Total Master Limited Partnerships
(Cost $–)		44

	FACE AMOUNT
REPURCHASE AGREEMENTS(f) - 36.1%
J.P. Morgan Securities LLC issued 06/30/26 at 3.64% due 07/01/26	$4,908,507	4,908,507
Bank of America Securities, Inc. issued 06/30/26 at 3.63% due 07/01/26	4,908,271	4,908,271

Total Repurchase Agreements
(Cost $9,816,778)		9,816,778

Total Investments - 77.7%
(Cost $20,864,612)		$21,122,179

	SHARES
EXCHANGE-TRADED FUNDS SOLD SHORT(c) - (4.5)%
iShares MBS ETF	(3)	(284)
iShares Mortgage Real Estate ETF	(89)	(1,962)
VanEck Gold Miners ETF	(29)	(2,188)
iShares Agency Bond ETF	(26)	(2,841)
iShares 7-10 Year Treasury Bond ETF	(68)	(6,431)
iShares Latin America 40 ETF	(202)	(6,817)
State Street SPDR S&P Biotech ETF	(48)	(7,596)

338 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE
EXCHANGE-TRADED FUNDS SOLD SHORT(c) - (4.5)% (continued)
State Street Health Care Select Sector SPDR ETF	(53)	$(8,409)
iShares Preferred and Income Securities ETF	(281)	(8,568)
iShares Floating Rate Bond ETF	(186)	(9,495)
iShares Core High Dividend ETF	(471)	(12,910)
iShares MSCI All Country Asia ex Japan ETF	(114)	(13,604)
State Street Technology Select Sector SPDR ETF	(83)	(15,813)
State Street Utilities Select Sector SPDR ETF	(362)	(16,413)
iShares TIPS Bond ETF	(153)	(16,743)
iShares U.S. Real Estate ETF	(194)	(19,836)
iShares iBoxx USD Investment Grade Corporate Bond ETF	(215)	(23,450)
iShares MSCI Emerging Markets ETF	(426)	(29,143)
Invesco Senior Loan ETF	(1,555)	(31,675)
iShares iBoxx USD High Yield Corporate Bond ETF	(543)	(43,426)
iShares Russell 1000 Growth ETF	(463)	(57,491)
State Street SPDR Bloomberg Convertible Securities ETF	(621)	(66,956)
iShares Russell 1000 Value ETF	(290)	(70,305)
iShares Russell 2000 Index ETF	(280)	(84,126)
iShares MSCI EAFE ETF	(935)	(97,128)
iShares National Muni Bond ETF	(1,076)	(115,799)
State Street SPDR S&P 500 ETF Trust	(178)	(132,925)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	(5,522)	(140,480)
State Street SPDR Nuveen ICE Municipal Bond ETF	(4,103)	(187,917)

Total Exchange-Traded Funds Sold Short
(Proceeds $1,210,903)		(1,230,731)

COMMON STOCKS SOLD SHORT - (3.2)%
TECHNOLOGY - (0.2)%
Skyworks Solutions, Inc.	(874)	(59,257)

COMMUNICATIONS - (0.4)%
Fox Corp. — Class A	(822)	(42,876)
Amazon.com, Inc.*	(274)	(65,305)
Total Communications		(108,181)

INDUSTRIAL - (0.7)%
Union Pacific Corp.	(738)	(200,733)

CONSUMER, NON-CYCLICAL - (0.9)%
Boston Scientific Corp.*	(244)	(10,414)
Kimberly-Clark Corp.	(2,009)	(220,528)
Total Consumer, Non-cyclical		(230,942)

UTILITIES - (1.0)%
Black Hills Corp.	(1,308)	(97,315)
NextEra Energy, Inc.	(1,841)	(161,585)
Total Utilities		(258,900)

Total Common Stocks Sold Short
(Proceeds $790,065)		(858,013)

Total Securities Sold Short - (7.7)%
(Proceeds $2,000,968)		$(2,088,744)
Other Assets & Liabilities, net - 30.0%		8,137,067
Total Net Assets - 100.0%		$27,170,502

*	Non-income producing security.
(a)	Value determined based on Level 3 inputs — See Note 4.
(b)	Affiliated issuer.
(c)	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(d)	All or a portion of this security is on loan at June 30, 2026 — See Note 7.
(e)	Rate indicated is the 7-day yield as of June 30, 2026.
(f)	Repurchase Agreements — See Note 6.

LLC — Limited Liability Company

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 339

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2026	$610,420	$33,724
Nikkei 225 (OSE) Index Futures Contracts	1	Sep 2026	438,246	28,227
S&P 500 Index Mini Futures Contracts	3	Sep 2026	1,132,050	18,231
S&P MidCap 400 Index Mini Futures Contracts	1	Sep 2026	388,500	17,603
IBEX 35 Index Futures Contracts	2	Jul 2026	443,212	14,917
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2026	289,712	3,213
FTSE 100 Index Futures Contracts	2	Sep 2026	279,695	1,407
Euro STOXX 50 Index Futures Contracts	2	Sep 2026	145,372	176
Dow Jones Industrial Average Mini Futures Contracts	1	Sep 2026	263,365	33
FTSE Taiwan Index Futures Contracts	1	Jul 2026	161,720	(8,799)
CBOE Volatility Index Futures Contracts	19	Jul 2026	341,050	(54,918)
				$53,814
Interest Rate Futures Contracts Purchased
Canadian Government 10 Year Bond Futures Contracts	34	Sep 2026	2,903,222	14,128
U.S. Treasury Ultra Long Bond Futures Contracts	1	Sep 2026	115,594	(1,333)
Euro - OATS Futures Contracts	8	Sep 2026	1,095,155	(1,398)
Long Gilt Futures Contracts	3	Sep 2026	354,326	(2,526)
				$8,871
Currency Futures Contracts Purchased
Mexican Peso Futures Contracts	3	Sep 2026	85,215	(174)
New Zealand Dollar Futures Contracts	2	Sep 2026	113,880	(1,200)
British Pound Futures Contracts	10	Sep 2026	829,000	(3,050)
Japanese Yen Futures Contracts	17	Sep 2026	1,314,950	(8,321)
Australian Dollar Futures Contracts	16	Sep 2026	1,106,240	(19,522)
				$(32,267)

340 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Commodity Futures Contracts Purchased
Coffee ‘C’ Futures Contracts	6	Dec 2026	$634,725	$41,241
Live Cattle Futures Contracts	12	Oct 2026	1,135,920	7,597
LME Zinc Futures Contracts	2	Jul 2026	178,822	5,286
Natural Gas Futures Contracts	13	Aug 2026	413,530	4,619
Cotton #2 Futures Contracts	6	Dec 2026	230,400	1,921
Soybean Meal Futures Contracts	10	Dec 2026	303,100	508
Natural Gas Futures Contracts	1	Jul 2026	32,580	247
LME Zinc Futures Contracts	3	Aug 2026	268,722	(108)
Copper Futures Contracts	1	Sep 2026	156,312	(1,900)
Live Cattle Futures Contracts	1	Aug 2026	96,970	(2,540)
LME Lead Futures Contracts	2	Jul 2026	92,095	(6,608)
Low Sulphur Gas Oil Futures Contracts	2	Aug 2026	183,100	(7,328)
LME Lead Futures Contracts	3	Aug 2026	139,353	(10,981)
Soybean Oil Futures Contracts	6	Dec 2026	235,260	(11,513)
WTI Crude Futures Contracts	2	Jul 2026	140,200	(11,825)
NY Harbor ULSD Futures Contracts	1	Jul 2026	136,227	(14,010)
LME Nickel Futures Contracts	1	Jul 2026	96,684	(18,315)
LME Primary Aluminum Futures Contracts	3	Aug 2026	231,250	(21,867)
Gasoline RBOB Futures Contracts	4	Sep 2026	417,026	(43,266)
LME Primary Aluminum Futures Contracts	3	Jul 2026	230,728	(47,700)
				$(136,542)
Equity Futures Contracts Sold Short
CBOE Volatility Index Futures Contracts	31	Oct 2026	633,950	33,854
CBOE Volatility Index Futures Contracts	28	Nov 2026	579,600	28,762
CAC 40 10 Euro Index Futures Contracts	1	Jul 2026	96,227	(233)
				$62,383

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 341

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)(a)
Commodity Futures Contracts Sold Short
LME Primary Aluminum Futures Contracts	3	Jul 2026	$230,728	$38,591
LME Primary Aluminum Futures Contracts	2	Aug 2026	154,167	31,556
Gasoline RBOB Futures Contracts	3	Jul 2026	365,904	19,795
LME Nickel Futures Contracts	1	Jul 2026	96,684	16,674
LME Nickel Futures Contracts	1	Aug 2026	97,158	14,065
LME Lead Futures Contracts	2	Jul 2026	92,095	7,575
Corn Futures Contracts	9	Sep 2026	187,537	4,696
LME Lead Futures Contracts	2	Aug 2026	92,902	3,533
Hard Red Winter Wheat Futures Contracts	2	Sep 2026	62,525	1,492
LME Zinc Futures Contracts	1	Aug 2026	89,574	222
Soybean Futures Contracts	1	Nov 2026	57,188	(686)
LME Zinc Futures Contracts	2	Jul 2026	178,821	(1,048)
Natural Gas Futures Contracts	14	Sep 2026	447,720	(1,977)
Cattle Feeder Futures Contracts	1	Aug 2026	182,300	(2,411)
Soybean Meal Futures Contracts	12	Mar 2027	369,360	(2,806)
Lean Hogs Futures Contracts	3	Aug 2026	117,840	(2,949)
Sugar #11 Futures Contracts	10	Sep 2026	165,984	(7,167)
Live Cattle Futures Contracts	12	Dec 2026	1,134,600	(15,322)
Coffee ‘C’ Futures Contracts	6	Mar 2027	624,600	(42,741)
				$61,092
Currency Futures Contracts Sold Short
Swiss Franc Futures Contracts	16	Sep 2026	2,496,100	32,800
Canadian Dollar Futures Contracts	11	Sep 2026	778,250	13,518
Euro FX Futures Contracts	7	Sep 2026	1,002,969	(3,982)
				$42,336
Interest Rate Futures Contracts Sold Short
U.S. Treasury 2 Year Note Futures Contracts	22	Sep 2026	4,534,062	3,665
Euro - Bund Futures Contracts	5	Sep 2026	726,516	876
Euro - BTP Italian Government Bond Futures Contracts	3	Sep 2026	408,558	529
U.S. Treasury Long Bond Futures Contracts	1	Sep 2026	113,062	404
U.S. Treasury 5 Year Note Futures Contracts	19	Sep 2026	2,032,555	(722)
U.S. Treasury 10 Year Note Futures Contracts	20	Sep 2026	2,195,313	(1,746)
Australian Government 3 Year Bond Futures Contracts	14	Sep 2026	1,012,768	(3,786)
Euro - Schatz Futures Contracts	21	Sep 2026	2,542,125	(5,956)
Australian Government 10 Year Bond Futures Contracts	12	Sep 2026	910,110	(8,733)
				$(15,469)

342 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type(b)	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	3.33% (Federal Funds Rate - 0.3%)	At Maturity	08/31/28	$10,935,659	$973,807
OTC Custom Basket Swap Agreements Sold Short
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate + 0.4%)	At Maturity	08/31/28	6,980,894	(159,540)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Financial
Enova International, Inc.	636	1.40%	$74,201
Bread Financial Holdings, Inc.	1,165	1.15%	39,882
Hamilton Insurance Group Ltd. — Class B	3,633	1.13%	29,316
Enact Holdings, Inc.	2,595	1.08%	22,717
RenaissanceRe Holdings Ltd.	380	1.10%	21,053
Synchrony Financial	1,495	1.04%	17,750
United Fire Group, Inc.	1,306	0.63%	16,562
Travelers Companies, Inc.	362	1.09%	14,706
Atlantic Union Bankshares Corp.	2,814	1.09%	13,459
Mercury General Corp.	1,083	1.06%	13,253
Essent Group Ltd.	1,857	1.09%	11,770
First Financial Bancorp	3,475	1.08%	11,089
TrustCo Bank Corporation NY	2,026	1.02%	10,613
First Hawaiian, Inc.	3,906	1.05%	10,291
Capital City Bank Group, Inc.	1,991	0.90%	10,247
MGIC Investment Corp.	1,982	0.51%	9,232
California BanCorp	4,007	0.76%	8,388
WSFS Financial Corp.	1,496	1.05%	8,296
NMI Holdings, Inc.	1,365	0.51%	8,002
QCR Holdings, Inc.	1,079	0.96%	6,060
Northrim BanCorp, Inc.	1,193	0.30%	5,744
Jackson Financial, Inc. — Class A	912	0.85%	5,706
Bank OZK	1,166	0.56%	5,287
Timberland Bancorp, Inc.	1,523	0.62%	5,228
Hanmi Financial Corp.	818	0.24%	3,818
Metropolitan Bank Holding Corp.	440	0.40%	3,597
Millrose Properties, Inc.	1,793	0.49%	3,423
Origin Bancorp, Inc.	1,212	0.57%	3,421
Dime Community Bancshares, Inc.	1,237	0.46%	3,351
First Community Bankshares, Inc.	1,627	0.66%	2,802
South Plains Financial, Inc.	913	0.36%	830
Texas Capital Bancshares, Inc.	510	0.48%	626
American Coastal Insurance Corp.	2,274	0.23%	341

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 343

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Financial (continued)
White Mountains Insurance Group Ltd.	18	0.34%	$(861)
Pathward Financial, Inc.	855	0.68%	(3,848)
Total Financial			$396,352

Consumer, Non-cyclical
Jazz Pharmaceuticals plc	384	0.85%	31,618
Biogen, Inc.	535	1.06%	30,501
Incyte Corp.	1,051	1.09%	29,438
Royalty Pharma plc — Class A	1,917	0.98%	27,915
Innoviva, Inc.	4,750	0.99%	18,931
Bristol-Myers Squibb Co.	1,902	1.00%	12,510
Utah Medical Products, Inc.	1,440	0.91%	11,039
Seneca Foods Corp. — Class A	283	0.45%	9,344
Viatris, Inc.	5,577	0.81%	8,215
Merck & Company, Inc.	889	1.04%	8,194
Pediatrix Medical Group, Inc.	1,590	0.37%	6,850
Harmony Biosciences Holdings, Inc.	1,562	0.52%	5,131
Perdoceo Education Corp.	1,304	0.38%	4,776
Tenet Healthcare Corp.	147	0.25%	3,965
Aurinia Pharmaceuticals, Inc.	3,370	0.52%	3,281
Viemed Healthcare, Inc.	2,161	0.23%	3,273
Theravance Biopharma, Inc.	4,127	0.64%	2,539
BioMarin Pharmaceutical, Inc.	808	0.42%	1,165
Ingles Markets, Inc. — Class A	497	0.40%	946
Regeneron Pharmaceuticals, Inc.	169	0.96%	246
Globus Medical, Inc. — Class A	335	0.24%	(287)
Gilead Sciences, Inc.	328	0.38%	(846)
Collegium Pharmaceutical, Inc.	1,662	0.55%	(3,914)
Pfizer, Inc.	4,128	0.91%	(7,557)
Alarm.com Holdings, Inc.	2,329	1.00%	(10,700)
SIGA Technologies, Inc.	9,791	0.33%	(22,940)
Total Consumer, Non-cyclical			$173,633

Industrial
Mueller Industries, Inc.	548	0.62%	32,377
AZZ, Inc.	765	1.08%	31,109
NWPX Infrastructure, Inc.	400	0.55%	20,856
Snap-on, Inc.	280	1.03%	18,927
Oshkosh Corp.	779	1.09%	18,667
Tutor Perini Corp.	980	0.74%	10,091
Scorpio Tankers, Inc.	1,089	0.69%	9,441
Teekay Tankers Ltd. — Class A	1,160	0.69%	8,381
UFP Industries, Inc.	1,328	1.10%	4,849
Lindsay Corp.	581	0.66%	4,048
Advanced Drainage Systems, Inc.	175	0.25%	3,503
AGCO Corp.	296	0.32%	3,243
General Dynamics Corp.	167	0.54%	2,062
Kennametal, Inc.	840	0.27%	1,865
International Seaways, Inc.	520	0.36%	1,275
Sensata Technologies Holding plc	1,338	0.58%	1,147

344 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Industrial (continued)
Gencor Industries, Inc.	3,799	0.52%	$465
A O Smith Corp.	1,877	1.08%	374
Textron, Inc.	875	0.73%	(35)
Huntington Ingalls Industries, Inc.	97	0.25%	(1,359)
Costamare, Inc.	2,484	0.32%	(6,057)
Teekay Corp. Ltd.	5,898	0.54%	(8,352)
Total Industrial			$156,877

Consumer, Cyclical
Blue Bird Corp.	925	0.67%	21,252
Toll Brothers, Inc.	761	1.15%	19,630
BorgWarner, Inc.	517	0.31%	17,158
Allison Transmission, Inc.	652	0.67%	12,690
Lear Corp.	730	0.89%	12,168
Douglas Dynamics, Inc.	713	0.35%	6,632
Rush Enterprises, Inc. — Class A	1,472	0.98%	6,248
Strattec Security Corp.	512	0.38%	5,898
Phinia, Inc.	448	0.34%	4,322
Rush Enterprises, Inc. — Class B	399	0.28%	4,252
ScanSource, Inc.	826	0.39%	3,829
Visteon Corp.	454	0.41%	1,436
Macy's, Inc.	1,329	0.29%	1,395
Miller Industries, Inc.	490	0.23%	1,230
Daktronics, Inc.	1,840	0.33%	(37)
Buckle, Inc.	506	0.20%	(681)
PACCAR, Inc.	682	0.75%	(700)
General Motors Co.	462	0.33%	(875)
Signet Jewelers Ltd.	287	0.23%	(1,689)
Sonos, Inc.	1,376	0.17%	(1,841)
Johnson Outdoors, Inc. — Class A	964	0.41%	(2,461)
ADT Security Corp.	3,163	0.19%	(3,406)
Gap, Inc.	1,675	0.29%	(4,611)
Dolby Laboratories, Inc. — Class A	1,940	0.93%	(17,442)
Total Consumer, Cyclical			$84,397

Technology
NetScout Systems, Inc.	2,499	1.00%	37,861
Mitek Systems, Inc.	2,796	0.51%	21,843
Cirrus Logic, Inc.	602	0.80%	18,398
Bandwidth, Inc. — Class A	297	0.17%	14,741
Zoom Communications, Inc. — Class A	769	0.61%	7,176
QUALCOMM, Inc.	128	0.22%	7,106
Teradata Corp.	1,211	0.38%	5,028
Skyworks Solutions, Inc.	718	0.45%	4,321
Daily Journal Corp.	49	0.27%	3,267
OneSpan, Inc.	3,253	0.43%	1,987
Dropbox, Inc. — Class A	3,263	0.82%	1,409
Clear Secure, Inc. — Class A	495	0.25%	243
Qorvo, Inc.	749	0.64%	(1,916)
HP, Inc.	1,627	0.33%	(6,700)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 345

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Technology (continued)
Adobe, Inc.	303	0.57%	$(17,678)
Cognizant Technology Solutions Corp. — Class A	1,278	0.45%	(18,671)
Total Technology			$78,415

Communications
Millicom International Cellular S.A.	1,218	1.01%	44,110
IDT Corp. — Class B	1,963	1.04%	12,959
Anterix, Inc.	320	0.30%	11,279
Expedia Group, Inc.	213	0.50%	6,000
Verizon Communications, Inc.	2,377	0.92%	1,769
InterDigital, Inc.	203	0.53%	(279)
Uniti Group, Inc.	1,864	0.20%	(387)
Lumen Technologies, Inc.	4,689	0.33%	(1,322)
Sprinklr, Inc. — Class A	7,295	0.34%	(4,823)
AT&T, Inc.	4,701	0.89%	(5,907)
Comcast Corp. — Class A	4,571	1.03%	(6,174)
Spok Holdings, Inc.	9,900	0.93%	(11,356)
Total Communications			$45,869

Utilities
Portland General Electric Co.	2,158	1.02%	13,672
Otter Tail Corp.	1,231	1.01%	8,022
American Electric Power Company, Inc.	831	1.04%	7,320
National Fuel Gas Co.	1,376	0.97%	6,199
New Jersey Resources Corp.	1,955	1.00%	3,595
Edison International	1,481	1.01%	2,377
UGI Corp.	622	0.20%	1,560
Black Hills Corp.	347	0.24%	1,460
Eversource Energy	422	0.28%	965
OGE Energy Corp.	2,270	1.01%	896
ONE Gas, Inc.	1,379	0.97%	(216)
Duke Energy Corp.	563	0.65%	(311)
Clearway Energy, Inc. — Class C	2,649	0.83%	(1,420)
Consolidated Water Company Ltd.	3,541	0.96%	(9,317)
Total Utilities			$34,802

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,851	1.04%	26,033

Basic Materials
Newmont Corp.	414	0.35%	11,234

Energy
APA Corp.	1,528	0.46%	3,341
Par Pacific Holdings, Inc.	378	0.19%	75
SandRidge Energy, Inc.	1,368	0.17%	(1,111)
HF Sinclair Corp.	449	0.29%	(1,590)
Occidental Petroleum Corp.	415	0.18%	(4,070)
Total Energy			$(3,355)

346 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Software
Amdocs Ltd.	1,744	0.81%	$(30,450)
Total MS LONG/SHORT EQUITY LONG CUSTOM BASKET			$973,807

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Rollins, Inc.	2,067	(1.24)%	32,087
CRA International, Inc.	733	(1.49)%	25,331
Verisk Analytics, Inc. — Class A	584	(1.50)%	16,160
Cintas Corp.	591	(1.44)%	8,973
Bunge Global S.A.	294	(0.45)%	6,411
Medifast, Inc.	4,413	(0.67)%	2,968
Limoneira Co.	8,861	(1.67)%	1,985
OrthoPediatrics Corp.	5,043	(1.38)%	1,212
Fulgent Genetics, Inc.	1,567	(0.46)%	(1,081)
ManpowerGroup, Inc.	3,259	(1.58)%	(1,469)
FTAI Infrastructure, Inc.	12,234	(0.81)%	(1,923)
Automatic Data Processing, Inc.	459	(1.47)%	(2,999)
Matthews International Corp. — Class A	1,898	(0.73)%	(3,049)
Tejon Ranch Co.	4,925	(1.32)%	(7,695)
GEO Group, Inc.	2,178	(0.92)%	(24,996)
Total Consumer, Non-cyclical			$51,915

Energy
Core Laboratories, Inc.	4,603	(0.77)%	22,472
Northern Oil & Gas, Inc.	3,298	(0.86)%	11,252
Viper Energy, Inc. — Class A	2,264	(1.38)%	(826)
Texas Pacific Land Corp.	83	(0.52)%	(2,027)
NextDecade Corp.	3,935	(0.43)%	(4,073)
Natural Gas Services Group, Inc.	1,758	(1.09)%	(8,343)
Atlas Energy Solutions, Inc.	3,384	(0.81)%	(11,766)
Total Energy			$6,689

Technology
Paychex, Inc.	1,067	(1.50)%	1,596
Schrodinger Incorporated/United States	3,426	(0.80)%	(1,425)
Take-Two Interactive Software, Inc.	236	(0.85)%	(7,624)
Total Technology			$(7,453)

Auto Parts & Equipment
Loar Holdings, Inc.	772	(0.89)%	(11,758)

Industrial
Exponent, Inc.	1,395	(1.17)%	9,793
Knife River Corp.	645	(0.77)%	2,510
Clearwater Paper Corp.	3,368	(0.76)%	2,058
Boeing Company	242	(0.75)%	(958)
Jacobs Solutions, Inc.	858	(1.55)%	(1,870)
Casella Waste Systems, Inc. — Class A	1,262	(1.75)%	(6,481)
Louisiana-Pacific Corp.	1,325	(1.49)%	(7,567)
RXO, Inc.	1,441	(0.57)%	(14,416)
Total Industrial			$(16,931)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 347

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Basic Materials
FMC Corp.	1,739	(0.29)%	$1,179
Sherwin-Williams Co.	356	(1.76)%	(935)
Kronos Worldwide, Inc.	10,492	(0.95)%	(2,941)
Sensient Technologies Corp.	341	(0.60)%	(3,206)
Balchem Corp.	465	(1.13)%	(5,590)
Element Solutions, Inc.	1,196	(0.82)%	(7,134)
Ecolab, Inc.	417	(1.66)%	(10,037)
Total Basic Materials			$(28,664)

Financial
Cannae Holdings, Inc.	5,186	(1.07)%	16,986
Weyerhaeuser Co.	4,317	(1.48)%	15,337
CBRE Group, Inc. — Class A	743	(1.43)%	13,335
Rithm Capital Corp.	11,614	(1.56)%	10,831
American Tower Corp.	555	(1.30)%	10,211
StepStone Group, Inc. — Class A	1,835	(1.09)%	8,844
Redwood Trust, Inc.	11,827	(0.80)%	7,537
Western Alliance Bancorporation	1,316	(1.55)%	7,399
Crown Castle, Inc.	420	(0.46)%	6,967
PennyMac Mortgage Investment Trust	10,436	(1.69)%	5,870
LPL Financial Holdings, Inc.	226	(0.91)%	4,796
Virtus Investment Partners, Inc.	503	(1.03)%	2,720
Carlyle Group, Inc.	1,240	(0.75)%	1,857
KKR & Company, Inc.	986	(1.30)%	1,402
Rithm Property Trust, Inc.	2,554	(0.53)%	411
Digital Realty Trust, Inc.	140	(0.36)%	382
Sun Communities, Inc.	526	(0.90)%	(4)
BancFirst Corp.	694	(1.10)%	(855)
Smartstop Self Storage REIT, Inc.	2,414	(1.12)%	(1,089)
Rayonier, Inc.	2,380	(0.73)%	(1,158)
Essex Property Trust, Inc.	109	(0.46)%	(1,210)
UMH Properties, Inc.	2,105	(0.46)%	(1,211)
Ellington Financial, Inc.	7,859	(1.50)%	(1,416)
Lincoln National Corp.	2,652	(1.34)%	(1,520)
FRP Holdings, Inc.	1,247	(0.45)%	(1,817)
Mid-America Apartment Communities, Inc.	583	(1.16)%	(1,998)
Safehold, Inc.	3,827	(0.86)%	(2,722)
Equity LifeStyle Properties, Inc.	1,729	(1.60)%	(4,219)
Alexander's, Inc.	233	(0.92)%	(4,465)
BRT Apartments Corp.	3,516	(0.77)%	(4,514)
Lamar Advertising Co. — Class A	706	(1.58)%	(4,588)
Coastal Financial Corp.	805	(0.89)%	(5,706)
AMERISAFE, Inc.	1,841	(0.89)%	(6,430)
Arthur J Gallagher & Co.	349	(1.15)%	(6,981)
Chimera Investment Corp.	7,974	(1.52)%	(7,233)
Employers Holdings, Inc.	1,286	(0.93)%	(7,892)
Federal Agricultural Mortgage Corp. — Class C	261	(0.75)%	(10,697)
Cohen & Steers, Inc.	1,043	(1.14)%	(10,849)
Equinix, Inc.	50	(0.75)%	(11,519)

348 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Financial (continued)
Iron Mountain, Inc.	786	(1.42)%	$(14,768)
Merchants Bancorp	1,023	(0.73)%	(16,002)
SL Green Realty Corp.	2,288	(1.70)%	(16,273)
Total Financial			$(32,251)

Consumer, Cyclical
Brightstar Lottery plc	7,409	(1.14)%	5,987
Capri Holdings Ltd.	2,325	(0.62)%	4,255
Lithia Motors, Inc. — Class A	364	(1.51)%	12
Lionsgate Studios Corp.	2,051	(0.45)%	(3,724)
Under Armour, Inc. — Class A	5,696	(0.52)%	(4,991)
Under Armour, Inc. — Class C	6,913	(0.62)%	(5,896)
Frontier Group Holdings, Inc.	3,993	(0.45)%	(8,081)
Dutch Bros, Inc. — Class A	638	(0.66)%	(10,449)
RB Global, Inc.	1,015	(1.69)%	(13,620)
Madison Square Garden Entertainment Corp.	228	(1.31)%	(14,701)
Dream Finders Homes, Inc. — Class A	5,604	(1.39)%	(16,460)
LGI Homes, Inc.	1,278	(1.17)%	(16,869)
Wabash National Corp.	6,671	(1.29)%	(36,550)
Total Consumer, Cyclical			$(121,087)
Total MS LONG/SHORT EQUITY SHORT CUSTOM BASKET			$(159,540)

(a)	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Custom Basket Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

MS — Morgan Stanley Capital Services LLC

OSE — Oslo Stock Exchange

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,532,571	$—	$—	(a)	$5,532,571
Rights	—	2	1		3
Exchange-Traded Funds	1,304,946	—	—		1,304,946
Mutual Funds	3,010,509	—	—		3,010,509
Closed-End Mutual Funds	1,455,540	—	—		1,455,540
Securities Lending Collateral	1,788	—	—		1,788
Master Limited Partnerships	44	—	—		44
Repurchase Agreements	—	9,816,778	—		9,816,778
Commodity Futures Contracts(b)	199,618	—	—		199,618
Equity Futures Contracts(b)	132,207	47,940	—		180,147
Currency Futures Contracts(b)	46,318	—	—		46,318
Interest Rate Futures Contracts(b)	4,069	15,533	—		19,602

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 349

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements(b)	$—	$973,807	$—	$973,807
Total Assets	$11,687,610	$10,854,060	$1	$22,541,671

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts(b)	$3,801	$22,399	$—	$26,200
Currency Futures Contracts(b)	36,249	—	—	36,249
Equity Futures Contracts(b)	63,717	233	—	63,950
Commodity Futures Contracts(b)	275,068	—	—	275,068
Equity Custom Basket Swap Agreements(b)	—	159,540	—	159,540
Common Stocks Sold Short	858,013	—	—	858,013
Exchange-Traded Funds Sold Short	1,230,731	—	—	1,230,731
Total Liabilities	$2,467,579	$182,172	$—	$2,649,751

(a)	Securities with a market value of $0.
(b)	Reported as unrealized appreciation/(depreciation) at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in Guggenheim Strategy Fund III, an underlying series of Guggenheim Strategy Funds Trust. Guggenheim Strategy Fund III is organized as an open-end management investment company managed by GI. Guggenheim Strategy Fund III is offered as a short-term investment option only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates and is not available to the public. Guggenheim Strategy Fund III pays no investment management fees. The Fund could previously invest in certain other series of Guggenheim Strategy Funds Trust that are no longer offered.

Guggenheim Strategy Fund III’s annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec. gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are structured as open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2026, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Exchange-Traded Funds
Guggenheim Ultra Short Income ETF	$—	$1,309,888	$(44)	$—	$(4,898)	$1,304,946	26,034	$—
Mutual Funds
Guggenheim Strategy Fund III	2,472,289	—	—	—	(11,909)	2,460,380	99,249	17,784
Guggenheim Ultra Short Duration Fund — Institutional Class	551,223	—	—	—	(1,094)	550,129	54,685	3,549

350 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2026
MULTI-HEDGE STRATEGIES FUND

Security Name	Value 12/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Shares 06/30/26	Investment Income
Guggenheim Strategy Fund II	$1,666,856	$—	$(1,669,888)	$(3,641)	$6,673	$—	—	$4,562
Guggenheim Variable Insurance Strategy Fund III	2,148,296	—	(2,142,237)	(26,219)	20,160	—	—	23,747
	$6,838,664	$1,309,888	$(3,812,169)	$(29,860)	$8,932	$4,315,455		$49,642

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 351

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MULTI-HEDGE STRATEGIES FUND
June 30, 2026

ASSETS:
Investments in unaffiliated issuers, at value - including $1,606 of securities loaned (cost $6,714,658)	$6,989,946
Investments in affiliated issuers, at value (cost $4,333,176)	4,315,455
Repurchase agreements, at value (cost $9,816,778)	9,816,778
Cash	5,823,623
Segregated cash due from broker	1,691,400
Unrealized appreciation on OTC swap agreements	973,807
Prepaid expenses	219
Receivables:
Investments sold	218,108
Variation margin on futures contracts	53,592
Dividends	14,674
Interest	14,177
Fund shares sold	4,516
Securities lending income	32
Total assets	29,916,327

LIABILITIES:
Unrealized depreciation on OTC swap agreements	159,540
Securities sold short, at value (proceeds $2,000,968)	2,088,744
Payable for:
Investments purchased	428,862
Fund shares redeemed	29,711
Investment advisory fees	24,429
Return of securities lending collateral	1,788
Fund accounting/administration fees	748
Trustees’ fees and expenses*	284
Other liabilities	11,719
Total liabilities	2,745,825
NET ASSETS	$27,170,502

NET ASSETS CONSIST OF:
Paid-in capital	$30,284,932
Total distributable earnings (loss)	(3,114,430)
Net assets	$27,170,502
Capital shares outstanding	1,086,067
Net asset value per share	$25.02

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

352 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MULTI-HEDGE STRATEGIES FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers	$67,830
Dividends from securities of affiliated issuers	49,642
Interest from securities of unaffiliated issuers	239,783
Income from securities lending, net	68
Interest related to securities sold short	45,299
Total investment income	402,622

EXPENSES:
Investment advisory fees	157,330
Short sales dividend expense	26,588
Miscellaneous	4,141
Total expenses	188,059
Expenses waived by Adviser	(9,777)
Net expenses	178,282
Net investment income	224,340

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	543,304
Investments in affiliated issuers	(29,860)
Distributions received from unaffiliated investment companies	810
Swap agreements	19,964
Futures contracts	727,506
Foreign currency transactions	(318)
Net realized gain	1,261,406
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	60,887
Investments in affiliated issuers	8,932
Investments in unaffiliated issuers sold short	(61,279)
Swap agreements	72,571
Futures contracts	(67,538)
Foreign currency translations	181
Net change in unrealized appreciation (depreciation)	13,754
Net realized and unrealized gain	1,275,160
Net increase in net assets resulting from operations	$1,499,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 353

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MULTI-HEDGE STRATEGIES FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$224,340	$636,857
Net realized gain (loss) on investments	1,261,406	(822,015)
Net change in unrealized appreciation (depreciation) on investments	13,754	276,399
Net increase in net assets resulting from operations	1,499,500	91,241

Distributions to shareholders	—	(622,986)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,862,146	4,253,672
Distributions reinvested	—	622,986
Cost of shares redeemed	(3,009,461)	(11,971,140)
Net decrease from capital share transactions	(147,315)	(7,094,482)
Net increase (decrease) in net assets	1,352,185	(7,626,227)

NET ASSETS:
Beginning of period	25,818,317	33,444,544
End of period	$27,170,502	$25,818,317

CAPITAL SHARE ACTIVITY:
Shares sold	110,344	182,229
Shares issued from reinvestment of distributions	—	27,228
Shares redeemed	(123,547)	(516,031)
Net decrease in shares	(13,203)	(306,574)

354 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$23.49	$23.79	$25.91	$25.56	$27.01	$25.62
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21	0.54	0.52	0.57	0.09	(0.12)
Net gain (loss) on investments (realized and unrealized)	1.32	(0.30)	(1.36)	0.52	(0.96)	2.18
Total from investment operations	1.53	0.24	(0.84)	1.09	(0.87)	2.06
Less distributions from:
Net investment income	—	(0.54)	(1.28)	(0.74)	(0.31)	—
Net realized gains	—	—	—	—	(0.27)	(0.67)
Total distributions	—	(0.54)	(1.28)	(0.74)	(0.58)	(0.67)
Net asset value, end of period	$25.02	$23.49	$23.79	$25.91	$25.56	$27.01

Total Return(c)	6.51%	1.25%	(3.66)%	4.37%	(3.40)%	8.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,171	$25,818	$33,445	$42,639	$50,009	$43,849
Ratios to average net assets:
Net investment income (loss)	1.74%	2.32%	2.04%	2.23%	0.33%	(0.45)%
Total expenses(d)	1.46%	1.63%	1.71%	1.62%	1.58%	1.92%
Net expenses(e)	1.38%	1.58%	1.66%	1.55%	1.53%	1.87%
Portfolio turnover rate	78%	163%	144%	194%	187%	180%
Supplemental Ratios to average net assets of:
Net expenses, excluding interest and/or dividend expense related to short sales	1.17%	1.17%	1.16%	1.15%	1.15%	1.16%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 355

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2026
U.S. GOVERNMENT MONEY MARKET FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS(a) - 39.8%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due 07/01/26	$8,197,539	$8,197,539
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due 07/01/26	8,197,144	8,197,144
Total Repurchase Agreements
(Cost $16,394,683)		16,394,683

FEDERAL AGENCY NOTES - 27.1%
Federal Farm Credit Bank
3.62% (SOFR + 0.05%, Rate Floor: 0.00%) due 10/27/26◊	2,000,000	2,000,115
3.50% due 12/22/26	2,000,000	1,999,880
3.62% (SOFR + 0.05%) due 10/02/26◊	1,500,000	1,500,093
3.62% (SOFR + 0.13%, Rate Floor: 0.00%) due 08/12/26◊	1,000,000	1,000,125
3.63% (Federal Funds Rate + 0.14%, Rate Floor: 0.00%) due 08/12/26◊	650,000	650,066
Federal Home Loan Bank
3.62% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	2,000,000	2,000,000
3.62% (SOFR + 0.03%) due 11/30/26◊	1,000,000	1,000,000
3.55% due 09/23/26	1,000,000	999,935
Total Federal Agency Notes
(Cost $11,150,214)		11,150,214

FEDERAL AGENCY DISCOUNT NOTES - 17.9%
Federal Home Loan Bank
3.59% due 07/15/26(b)	2,000,000	1,997,223
3.64% due 07/23/26(b)	2,000,000	1,995,564
3.66% due 08/19/26(b)	2,000,000	1,990,159
3.62% due 07/31/26(b)	1,400,000	1,395,812

Total Federal Agency Discount Notes
(Cost $7,378,758)		7,378,758

U.S. TREASURY BILLS - 15.5%
U.S. Treasury Bills
3.56% due 07/02/26(b)	2,000,000	1,999,802
3.64% due 08/11/26(b)	1,700,000	1,692,978
3.67% due 08/18/26(b)	1,700,000	1,691,723
3.77% due 03/18/27(b)	1,000,000	973,742

Total U.S. Treasury Bills
(Cost $6,358,245)		6,358,245

Total Investments - 100.3%
(Cost $41,281,900)		$41,281,900
Other Assets & Liabilities, net - (0.3)%		(137,023)
Total Net Assets - 100.0%		$41,144,877

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)	Repurchase Agreements — See Note 6.
(b)	Rate indicated is the effective yield at the time of purchase.

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$16,394,683	$—	$16,394,683
Federal Agency Notes	—	11,150,214	—	11,150,214
Federal Agency Discount Notes	—	7,378,758	—	7,378,758
U.S. Treasury Bills	—	6,358,245	—	6,358,245
Total Assets	$—	$41,281,900	$—	$41,281,900

356 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
U.S. GOVERNMENT MONEY MARKET FUND
June 30, 2026

ASSETS:
Investments, at value (cost $24,887,217)	$24,887,217
Repurchase agreements, at value (cost $16,394,683)	16,394,683
Receivables:
Interest	57,642
Total assets	41,339,542

LIABILITIES:
Payable for:
Professional fees	51,857
Fund shares redeemed	34,526
Printing fees	27,989
Transfer agent fees	27,804
Fund accounting/administration fees	18,040
Investment advisory fees	17,170
Servicing fees	8,585
Trustees’ fees and expenses*	2,992
Other liabilities	5,702
Total liabilities	194,665
NET ASSETS	$41,144,877

NET ASSETS CONSIST OF:
Paid-in capital	$41,144,489
Total distributable earnings (loss)	388
Net assets	$41,144,877
Capital shares outstanding	41,131,852
Net asset value per share	$1.00

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 357

STATEMENT OF OPERATIONS (Unaudited)
U.S. GOVERNMENT MONEY MARKET FUND
Six Months Ended June 30, 2026

INVESTMENT INCOME:
Interest	$760,995
Total investment income	760,995

EXPENSES:
Investment advisory fees	103,165
Investor service fees	51,583
Transfer agent fees	38,959
Professional fees	32,054
Fund accounting/administration fees	27,727
Printing fees	24,293
Custodian fees	4,071
Trustees’ fees and expenses*	2,203
Miscellaneous	4,157
Total expenses	288,212
Net investment income	472,783

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	20
Net realized gain	20
Net increase in net assets resulting from operations	$472,803

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

358 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
U.S. GOVERNMENT MONEY MARKET FUND

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$472,783	$1,288,401
Net realized gain on investments	20	152
Net increase in net assets resulting from operations	472,803	1,288,553
Distributions to shareholders	(472,568)	(1,288,539)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	16,195,041	38,805,966
Distributions reinvested	472,568	1,288,539
Cost of shares redeemed	(19,856,116)	(38,138,780)
Net increase (decrease) from capital share transactions	(3,188,507)	1,955,725
Net increase (decrease) in net assets	(3,188,272)	1,955,739

NET ASSETS:
Beginning of period	44,333,149	42,377,410
End of period	$41,144,877	$44,333,149

CAPITAL SHARE ACTIVITY:
Shares sold	16,195,041	38,806,554
Shares issued from reinvestment of distributions	472,568	1,287,951
Shares redeemed	(19,856,116)	(38,138,780)
Net increase (decrease) in shares	(3,188,507)	1,955,725

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 359

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 06/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01	0.03	0.04	0.04	0.01	—	(c)
Total from investment operations	0.01	0.03	0.04	0.04	0.01	—
Less distributions from:
Net investment income	(0.01)	(0.03)	(0.04)	(0.04)	(0.01)	—	(c)
Total distributions	(0.01)	(0.03)	(0.04)	(0.04)	(0.01)	—	(c)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.14%	2.84%	3.89%	3.71%	0.73%	—	(e)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,145	$44,333	$42,377	$40,626	$87,402	$53,732
Ratios to average net assets:
Net investment income (loss)	2.29%	2.80%	3.79%	3.59%	0.70%	—	(e)
Total expenses	1.40%	1.49%	1.43%	1.45%	1.39%	1.29%
Net expenses(f)	1.40%	1.49%	1.43%	1.45%	0.91%	0.08%

(a)	Unaudited figures for the period ended June 30, 2026. Percentage amounts for the period, except total return have been annualized.
(b)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(c)	Less than $0.01 per share.
(d)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
(e)	Less than 0.01%.
(f)	Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.

360 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2026, the Trust consisted of forty-eight Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 361

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

Fund Name	Diversification Status
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/ or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund. The Notes to Financial Statements presented herein are consolidated with respect to the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund and include the accounts of the Subsidiaries.

Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

A summary of each Fund’s investment in its respective Subsidiary is as follows:

362 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2026	% of Net Assets of the Fund at June 30, 2026
Commodities Strategy Fund	07/21/09	$1,432,105	17.9%
Global Managed Futures Strategy Fund	11/07/08	1,904,307	15.2%
Multi-Hedge Strategies Fund	04/15/09	1,596,039	5.9%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

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Note 1 ‒ Organization and Significant Accounting Policies (continued)

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

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Note 1 ‒ Organization and Significant Accounting Policies (continued)

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

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Note 1 ‒ Organization and Significant Accounting Policies (continued)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the tax year ended December 31, 2025, the most recently completed tax year, and concluded that no additional provisions for income tax were required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.63% at June 30, 2026.

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Note 1 ‒ Organization and Significant Accounting Policies (continued)

(k) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 ‒ Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

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Note 2 ‒ Financial Instruments and Derivatives (continued)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds' Statements of Assets and Liabilities; securities held as collateral are noted on the Funds' Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$2,948,436	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	396,188
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	—	—
NASDAQ-100® Fund	Index exposure, Liquidity	9,222,853	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	77,153,823	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Leverage, Liquidity	—	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,263,153	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,072,633	—
Nova Fund	Index exposure, Leverage, Liquidity	13,774,927	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	48,180,031	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	574,083
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	3,916,188	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	513,349
High Yield Strategy Fund	Duration, Index exposure, Liquidity	4,729,524	—
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	3,613,386	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	12,986,805	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,373,577	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,365,944
Commodities Strategy Fund	Index exposure, Liquidity	7,821,566	—
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	17,309,431	24,608,707
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	17,799,158	19,474,102

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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Note 2 ‒ Financial Instruments and Derivatives (continued)

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$7,194,738	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,676,513
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,771,452	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	102,859
NASDAQ-100® Fund	Index exposure, Liquidity	16,603,384	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	93,347,205	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	1,024,924
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	3,299,722	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,203,453	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	403,827
Nova Fund	Index exposure, Leverage, Liquidity	16,019,712	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	77,359,461	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	2,567,898
High Yield Strategy Fund	Duration, Index exposure, Liquidity	54,735	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$8,978,500	$5,679,700

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

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Note 2 ‒ Financial Instruments and Derivatives (continued)

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,025,636	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	397,322

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$4,452,833	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/Currency/Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements Variation margin on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2026:

Asset Derivative Investments Value
	Futures	Swaps	Futures Interest	Futures	Swaps	Futures Foreign Currency	Swaps	Total Value at
	Equity	Equity	Rate	Commodity	Credit	Exchange	Currency	June 30,
Fund	Risk*	Risk	Risk*	Risk*	Risk*	Risk*	Risk	2026
Dow 2x Strategy Fund	$24,137	$218,689	$—	$—	$—	$—	$—	$242,826
Mid-Cap 1.5x Strategy Fund	—	75,053	—	—	—	—	—	75,053
NASDAQ-100® Fund	55,738	409,308	—	—	—	—	—	465,046
NASDAQ-100® 2x Strategy Fund	410,180	4,616,883	—	—	—	—	—	5,027,063
Inverse NASDAQ-100® Strategy Fund	—	3,931	—	—	—	—	—	3,931
Russell 2000® 1.5x Strategy Fund	28,413	177,510	—	—	—	—	—	205,923
Russell 2000® 2x Strategy Fund	14,200	186,949	—	—	—	—	—	201,149
Nova Fund	62,675	387,335	—	—	—	—	—	450,010
S&P 500® 2x Strategy Fund	219,350	809,815	—	—	—	—	—	1,029,165
Inverse S&P 500® Strategy Fund	—	5,181	—	—	—	—	—	5,181
Government Long Bond 1.2x Strategy Fund	—	—	15,242	—	—	—	—	15,242
Inverse Government Long Bond Strategy Fund	—	—	2,559	—	—	—	—	2,559
High Yield Strategy Fund	—	—	1,515	—	49,034	—	—	50,549
Europe 1.25x Strategy Fund	25,507	—	—	—	—	—	—	25,507
Japan 2x Strategy Fund	488,166	—	—	—	—	—	—	488,166
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	23,882	5,569	29,451
Global Managed Futures Strategy Fund	137,669	—	20,071	192,485	—	45,152	—	395,377
Multi-Hedge Strategies Fund	180,147	973,807	19,602	199,618	—	46,318	—	1,419,492

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Liability Derivative Investments Value
	Futures	Swaps	Futures Interest	Futures	Swaps	Futures Foreign Currency	Swaps	Total Value at
	Equity	Equity	Rate	Commodity	Credit	Exchange	Currency	June 30,
Fund	Risk*	Risk	Risk*	Risk*	Risk*	Risk*	Risk	2026
Inverse Dow 2x Strategy Fund	$—	$99,572	$—	$—	$—	$—	$—	$99,572
Inverse Mid-Cap Strategy Fund	—	2,275	—	—	—	—	—	2,275
NASDAQ-100® Fund	—	29,492	—	—	—	—	—	29,492
NASDAQ-100® 2x Strategy Fund	—	183,813	—	—	—	—	—	183,813
Inverse NASDAQ-100® Strategy Fund	—	32,154	—	—	—	—	—	32,154
Inverse Russell 2000® Strategy Fund	—	5,747	—	—	—	—	—	5,747
Nova Fund	—	57,690	—	—	—	—	—	57,690
S&P 500® 2x Strategy Fund	—	227,848	—	—	—	—	—	227,848
Inverse S&P 500® Strategy Fund	—	16,601	—	—	—	—	—	16,601
Europe 1.25x Strategy Fund	—	—	—	—	—	16,703	—	16,703
Japan 2x Strategy Fund	—	—	—	—	—	123,869	—	123,869
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	5,344	880	6,224
Commodities Strategy Fund	—	—	—	864,879	—	—	—	864,879
Global Managed Futures Strategy Fund	13,388	—	20,826	395,056	—	161	—	429,431
Multi-Hedge Strategies Fund	63,950	159,540	26,200	275,068	—	36,249	—	561,007

*	Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds' Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds' Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2026:

372 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Swaps Currency Risk	Swaps Credit Risk	Futures Equity Risk	Futures Interest Rate Risk	Futures Commodity Risk	Futures Foreign Currency Exchange Risk	Total
Dow 2x Strategy Fund	$372,846	$—	$—	$16,261	$—	$—	$—	$389,107
Inverse Dow 2x Strategy Fund	(86,862)	—	—	2,562	—	—	—	(84,300)
Mid-Cap 1.5x Strategy Fund	402,878	—	—	—	—	—	—	402,878
Inverse Mid-Cap Strategy Fund	(15,321)	—	—	—	—	—	—	(15,321)
NASDAQ-100® Fund	5,525,427	—	—	909,716	—	—	—	6,435,143
NASDAQ-100® 2x Strategy Fund	11,341,652	—	—	2,967,252	—	—	—	14,308,904
Inverse NASDAQ-100® Strategy Fund	(436,234)	—	—	—	—	—	—	(436,234)
Russell 2000® 1.5x Strategy Fund	298,246	—	—	151,487	—	—	—	449,733
Russell 2000® 2x Strategy Fund	1,003,568	—	—	202,591	—	—	—	1,206,159
Inverse Russell 2000® Strategy Fund	—	—	(246,921)	—	—	—	—	(246,921)
Nova Fund	1,125,525	—	—	877,826	—	—	—	2,003,351
Inverse S&P 500® Strategy Fund	(443,000)	—	—	—	(72,875)	—	—	(515,875)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(42,976)	—	—	(42,976)
Inverse Government Long Bond Strategy Fund	—	—	—	—	23,020	—	—	23,020
High Yield Strategy Fund	—	—	(33,632)	—	(127,761)	—	—	(161,393)
Europe 1.25x Strategy Fund	—	—	—	(67,952)	—	—	73,013	5,061
Japan 2x Strategy Fund	—	—	—	986,787	—	—	(392,799)	593,988
Strengthening Dollar 2x Strategy Fund	—	7,604	—	—	—	—	64,346	71,950
Weakening Dollar 2x Strategy Fund	—	(5,973)	—	—	—	—	(24,229)	(30,202)
Commodities Strategy Fund	—	—	—	—	—	1,508,474	—	1,508,474
Global Managed Futures Strategy Fund	—	—	—	374,987	(48,099)	427,294	(43,096)	711,086
Multi-Hedge Strategies Fund	19,964	—	—	211,688	(26,937)	529,384	13,371	747,470

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Swaps Currency Risk	Swaps Credit Risk	Futures Equity Risk	Futures Interest Rate Risk	Futures Commodity Risk	Futures Foreign Currency Exchange Risk	Total
Dow 2x Strategy Fund	$147,932	$—	$—	$80,111	$—	$—	$—	$228,043
Inverse Dow 2x Strategy Fund	(102,307)	—	—	—	—	—	—	(102,307)
Mid-Cap 1.5x Strategy Fund	(45,289)	—	—	—	—	—	—	(45,289)
Inverse Mid-Cap Strategy Fund	1,738	—	—	—	—	—	—	1,738
NASDAQ-100® Fund	127,497	—	—	9,751	—	—	—	137,248
NASDAQ-100® 2x Strategy Fund	3,818,053	—	—	526,299	—	—	—	4,344,352
Inverse NASDAQ-100® Strategy Fund	(21,564)	—	—	—	—	—	—	(21,564)

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 373

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Swaps Currency Risk	Swaps Credit Risk	Futures Equity Risk	Futures Interest Rate Risk	Futures Commodity Risk	Futures Foreign Currency Exchange Risk	Total
Russell 2000® 1.5x Strategy Fund	$101,399	$—	$—	$54,920	$—	$—	$—	$156,319
Russell 2000® 2x Strategy Fund	138,690	—	—	54,349	—	—	—	193,039
Inverse Russell 2000® Strategy Fund	(917)	—	—	—	—	—	—	(917)
Nova Fund	141,905	—	—	59,011	—	—	—	200,916
S&P 500® 2x Strategy Fund	(1,247,973)	—	—	260,599	—	—	—	(987,374)
Inverse S&P 500® Strategy Fund	(20,776)	—	—	—	—	—	—	(20,776)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	18,817	—	—	18,817
Inverse Government Long Bond Strategy Fund	—	—	—	—	(2,512)	—	—	(2,512)
High Yield Strategy Fund	—	—	27,634	—	21,446	—	—	49,080
Europe 1.25x Strategy Fund	—	—	—	14,078	—	—	(30,631)	(16,553)
Japan 2x Strategy Fund	—	—	—	487,721	—	—	(110,606)	377,115
Strengthening Dollar 2x Strategy Fund	—	892	—	—	—	—	22,944	23,836
Weakening Dollar 2x Strategy Fund	—	(889)	—	—	—	—	(9,986)	(10,875)
Commodities Strategy Fund	—	—	—	—	—	(971,179)	—	(971,179)
Global Managed Futures Strategy Fund	—	—	—	1,623	(40,248)	(385,891)	47,580	(376,936)
Multi-Hedge Strategies Fund	72,571	—	—	78,113	(14,478)	(154,069)	22,896	5,033

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

374 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 ‒ Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets(a)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow 2x Strategy Fund	Equity Index Swap Agreements	$218,689	$—	$218,689	$—	$(200,024)	$18,665
Mid-Cap 1.5x Strategy Fund	Equity Index Swap Agreements	75,053	—	75,053	—	—	75,053
NASDAQ-100® Fund	Equity Index Swap Agreements	409,308	—	409,308	—	(270,000)	139,308
NASDAQ-100® 2x Strategy Fund	Equity Index Swap Agreements	4,616,883	—	4,616,883	—	(2,920,000)	1,696,883
Inverse NASDAQ-100® Strategy Fund	Equity Index Swap Agreements	3,931	—	3,931	—	—	3,931
Russell 2000® 1.5x Strategy Fund	Equity Index Swap Agreements	177,510	—	177,510	—	—	177,510
Russell 2000® 2x Strategy Fund	Equity Index Swap Agreements	186,949	—	186,949	—	(122,372)	64,577
Nova Fund	Equity Index Swap Agreements	387,335	—	387,335	—	(140,000)	247,335
S&P 500® 2x Strategy Fund	Equity Index Swap Agreements	809,815	—	809,815	—	(370,000)	439,815
Inverse S&P 500® Strategy Fund	Equity Index Swap Agreements	5,181	—	5,181	—	—	5,181
High Yield Strategy Fund	Credit Index Swap Agreements	201	—	201	—	—	201
Strengthening Dollar 2x Strategy Fund	Currency Index Swap Agreements	5,569	—	5,569	—	—	5,569
Multi-Hedge Strategies Fund	Equity Custom Basket Swap Agreements	973,807	—	973,807	—	—	973,807

376 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities(a)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse Dow 2x Strategy Fund	Equity Index Swap Agreements	$99,572	$—	$99,572	$(40,934)	$(58,638)	$—
Inverse Mid-Cap Strategy Fund	Equity Index Swap Agreements	2,275	—	2,275	(1,315)	(960)	—
NASDAQ-100® Fund	Equity Index Swap Agreements	29,492	—	29,492	—	(29,492)	—
NASDAQ-100® 2x Strategy Fund	Equity Index Swap Agreements	183,813	—	183,813	—	(183,813)	—
Inverse NASDAQ-100® Strategy Fund	Equity Index Swap Agreements	32,154	—	32,154	(27,723)	(983)	3,448
Inverse Russell 2000® Strategy Fund	Equity Index Swap Agreements	5,747	—	5,747	(3,153)	(2,594)	—
Nova Fund	Equity Index Swap Agreements	57,690	—	57,690	—	(57,690)	—
S&P 500® 2x Strategy Fund	Equity Index Swap Agreements	227,848	—	227,848	—	(227,848)	—
Inverse S&P 500® Strategy Fund	Equity Index Swap Agreements	16,601	—	16,601	(16,601)	—	—
Weakening Dollar 2x Strategy Fund	Currency Index Swap Agreements	880	—	880	—	(880)	—
Multi-Hedge Strategies Fund	Equity Custom Basket Swap Agreements	159,540	—	159,540	—	(159,540)	—

(a)	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments or other investments as of June 30, 2026.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow 2x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	$655,000	$—
	BNP Paribas	Equity Index Swap Agreements	—	280,000
	Goldman Sachs & Co. LLC	Futures Contracts	105,000	—
			760,000	280,000
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	79,000	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	75,491	—
	Goldman Sachs International	Equity Index Swap Agreements	130,000	—
			205,491	—
Inverse Mid-Cap Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	10,000	—
	Goldman Sachs International	Equity Index Swap Agreements	10,000	—
			20,000	—
NASDAQ-100® Fund	Barclays Bank plc	Equity Index Swap Agreements	286,000	—
	BNP Paribas	Equity Index Swap Agreements	—	270,000
	Goldman Sachs & Co. LLC	Futures Contracts	194,500	—

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 377

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
	Goldman Sachs International	Equity Index Swap Agreements	$1,703,000	$—
			2,183,500	270,000
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	979,000	—
	BNP Paribas	Equity Index Swap Agreements	—	2,920,000
	Goldman Sachs & Co. LLC	Futures Contracts	1,438,900	—
	Goldman Sachs International	Equity Index Swap Agreements	3,963,000	—
			6,380,900	2,920,000
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	16,000	—
	Goldman Sachs International	Equity Index Swap Agreements	60,000	—
			76,000	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	56,393	—
	Goldman Sachs & Co. LLC	Futures Contracts	110,400	—
	Goldman Sachs International	Equity Index Swap Agreements	330,000	—
			496,793	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	50,280	—
	BNP Paribas	Equity Index Swap Agreements	—	300,000
	Goldman Sachs & Co. LLC	Futures Contracts	66,300	—
	Goldman Sachs International	Equity Index Swap Agreements	425,656	—
			542,236	300,000
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	10,000	—
	Goldman Sachs International	Equity Index Swap Agreements	10,000	—
			20,000	—
Nova Fund	Barclays Bank plc	Equity Index Swap Agreements	607,000	—
	BNP Paribas	Equity Index Swap Agreements	—	140,000
	Goldman Sachs & Co. LLC	Futures Contracts	501,300	—
	Goldman Sachs International	Equity Index Swap Agreements	1,266,444	—
			2,374,744	140,000
S&P 500® 2x Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	1,643,000	—
	BNP Paribas	Equity Index Swap Agreements	—	370,000
	Goldman Sachs & Co. LLC	Futures Contracts	1,779,300	—
	Goldman Sachs International	Equity Index Swap Agreements	1,717,000	—
			5,139,300	370,000
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Equity Index Swap Agreements	52,000	—
	Goldman Sachs International	Equity Index Swap Agreements	190,000	—
			242,000	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	180,300	—
Inverse Government Long Bond Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	10,300	—
High Yield Strategy Fund	Barclays Bank plc	Credit Default Swap Agreements	348,634	—
	Goldman Sachs & Co. LLC	Futures Contracts	58,800	—
	Goldman Sachs International	Credit Index Swap Agreements	10,000	—
			417,434	—
Europe 1.25x Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	136,500	—
Japan 2x Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	1,452,600	—

Strengthening Dollar 2x Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	39,500	—

378 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 3 ‒ Offsetting (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
	Goldman Sachs International	Currency Index Swap Agreements	$50,000	$—
			89,500	—
Weakening Dollar 2x Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	8,000	—
	Goldman Sachs International	Currency Index Swap Agreements	10,000	—
			18,000	—
Commodities Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	1,113,000	—
Global Managed Futures Strategy Fund	Goldman Sachs & Co. LLC	Futures Contracts	1,161,500	—
Multi-Hedge Strategies Fund	Goldman Sachs & Co. LLC	Futures Contracts	912,100	—
	Morgan Stanley Capital Services LLC	Custom Basket Swap Agreements	779,300	—
			1,691,400	—

Note 4 ‒ Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 ‒ Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Nova Fund	0.75%
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Commodities Strategy Fund	0.75%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
U.S. Government Money Market Fund	0.50%

The Funds pay operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Such expenses are allocated to the various Funds within the Trust based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

380 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund invest in their respective Subsidiaries. Each Subsidiary has entered into a separate advisory agreement with the Adviser for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Adviser a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Adviser for services provided to that Fund. The Adviser has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Adviser by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2026, the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund waived $5,214, $9,886 and $8,960, respectively, related to advisory fees in its respective Subsidiary.

For the Multi-Hedge Strategies Fund, the Adviser has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the U.S. Government Money Market Fund, the Adviser and/or one or more of its affiliates may reimburse expenses or waive fees of the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by the Adviser. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield or to continue paying periodic dividends when the yield is not positive.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2026, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Mid-Cap 1.5x Strategy Fund	$208
Inverse Mid-Cap Strategy Fund	31
NASDAQ-100® Fund	12,107
Inverse NASDAQ-100® Strategy Fund	151
Russell 2000® 1.5x Strategy Fund	231
Inverse Russell 2000® Strategy Fund	60
Nova Fund	2,692
Inverse S&P 500® Strategy Fund	154
Government Long Bond 1.2x Strategy Fund	274
Inverse Government Long Bond Strategy Fund	399
High Yield Strategy Fund	737
Europe 1.25x Strategy Fund	234
Commodities Strategy Fund	1,547
Global Managed Futures Strategy Fund	109
Multi-Hedge Strategies Fund	817

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 381

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

Effective June 1, 2021, GI has contractually agreed to waive and/or reimburse expenses for the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, Inverse Government Long Bond Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2027 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2023, GI has agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, Nova Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2027 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2024, GI has agreed to waive and/or reimburse, in addition to other contractual waiver and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2027 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days written notice to GI. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement. Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At June 30, 2026, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	53%

During the period ended June 30, 2026, the Funds' administrator, the Bank of New York Mellon Corp. ("BNY") made a capital contribution to the Inverse Government Long Bond Strategy Fund in the amount of $13,406, relating to an operational issue. The amount is recorded as a capital contribution from administrator within the Fund's Statements of Changes in Net Assets and the impact of the capital contribution to the Fund's total return is included within the Fund's Financial Highlights.

382 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

BNY serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to February 23, 2026, MUFG Investor Services (US), LLC served as the Funds’ administrator, accounting agent and transfer agent. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.

Note 6 ‒ Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2026, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 3.64% Due 07/01/26	$29,448,265	$29,451,243	U.S. Treasury Strip Coupon 0.00% Due 11/15/29	$34,579,395	$30,037,046
			U.S. Treasury Strip Principal 0.00% Due 11/15/27 - 02/15/29	200	184
				34,579,595	30,037,230
Bank of America Securities, Inc. 3.63% Due 07/01/26	29,446,848	29,449,826	U.S. Treasury Bond 4.75% Due 02/15/56	30,034,200	30,035,824

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 ‒ Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds' Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash and non-cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 383

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 7 ‒ Portfolio Securities Loaned (continued)

At June 30, 2026, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)		Net Amount	Cash Collateral Invested	Non-Cash Collateral	Total Collateral
Banking Fund	$34,955	$(34,955)		$—	$—	$35,624	$35,624
Basic Materials Fund	16,596	(16,574	)(b)	22	16,574	—	16,574
Biotechnology Fund	176,591	(176,591)		—	72,522	109,381	181,903
Consumer Products Fund	66,859	(66,859)		—	28,247	40,715	68,962
Electronics Fund	426,251	(411,761	)(b)	14,490	—	411,761	411,761
Energy Fund	6,209	(6,209)		—	14,616	—	14,616
Financial Services Fund	72,321	(72,321)		—	41,747	32,731	74,478
Health Care Fund	44,674	(44,674)		—	—	46,236	46,236
Internet Fund	3,520	(3,520)		—	—	3,593	3,593
Leisure Fund	108,083	(108,083)		—	36,910	75,257	112,167
Real Estate Fund	7,392	(7,392)		—	7,600	—	7,600
Technology Fund	85,771	(85,771)		—	88,395	—	88,395
Telecommunications Fund	201,544	(201,136	)(b)	408	53,213	147,923	201,136
Transportation Fund	26,146	(26,146)		—	11,019	15,258	26,277
Mid-Cap 1.5x Strategy Fund	30,355	(30,355)		—	443	30,488	30,931
Russell 2000® 1.5x Strategy Fund	36,925	(36,925)		—	9,299	28,561	37,860
Nova Fund	19,693	(19,693)		—	—	20,778	20,778
S&P 500® 2x Strategy Fund	80,381	(80,381)		—	3,568	80,513	84,081
S&P 500® Pure Growth Fund	359,540	(359,540)		—	—	385,683	385,683
S&P 500® Pure Value Fund	133,820	(133,820)		—	136,399	—	136,399
S&P MidCap 400® Pure Growth Fund	87,573	(87,573)		—	—	89,795	89,795
S&P MidCap 400® Pure Value Fund	118,468	(118,468)		—	—	123,628	123,628
S&P SmallCap 600® Pure Growth Fund	869,234	(869,234)		—	—	883,294	883,294
S&P SmallCap 600® Pure Value Fund	658,210	(658,210)		—	170,019	510,897	680,916
Multi-Hedge Strategies Fund	1,606	(1,606)		—	1,788	—	1,788

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
(b)	Subsequent to June 30, 2026, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

384 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 8 ‒ Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in their respective Subsidiaries which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Banking Fund	$3,468,522	$3,296,487	$(948)	$3,295,539
Basic Materials Fund	5,736,271	4,255,898	(470,642)	3,785,256
Biotechnology Fund	6,310,196	7,467,632	(179,914)	7,287,718
Consumer Products Fund	2,347,181	2,519,052	(182,906)	2,336,146
Electronics Fund	18,491,361	32,256,502	(388,312)	31,868,190
Energy Fund	3,111,141	6,027,765	(13,125)	6,014,640
Energy Services Fund	5,448,529	2,772,532	(357,631)	2,414,901
Financial Services Fund	4,153,672	5,660,558	(346,754)	5,313,804
Health Care Fund	4,415,355	6,403,682	(250,724)	6,152,958
Internet Fund	2,716,017	3,112,610	(209,983)	2,902,627
Leisure Fund	1,605,006	1,472,360	(47,501)	1,424,859
Precious Metals Fund	15,030,809	21,798,463	(731,205)	21,067,258
Real Estate Fund	1,450,934	2,174,195	(2,324)	2,171,871
Retailing Fund	926,038	1,268,225	(7,909)	1,260,316
Technology Fund	12,265,780	23,195,619	(1,102,666)	22,092,953
Telecommunications Fund	4,427,713	2,406,653	(317,562)	2,089,091

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 385

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 8 ‒ Federal Income Tax Information (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Transportation Fund	$790,166	$2,101,839	$(16,338)	$2,085,501
Utilities Fund	3,209,021	6,144,713	(47,311)	6,097,402
Dow 2x Strategy Fund	9,112,437	3,301,547	(235,469)	3,066,078
Inverse Dow 2x Strategy Fund	878,221	—	(99,572)	(99,572)
Mid-Cap 1.5x Strategy Fund	2,602,229	1,438,093	(124,743)	1,313,350
Inverse Mid-Cap Strategy Fund	81,644	992	(2,275)	(1,283)
NASDAQ-100® Fund	73,568,251	74,548,794	(1,147,443)	73,401,351
NASDAQ-100® 2x Strategy Fund	98,878,215	53,391,307	(914,369)	52,476,938
Inverse NASDAQ-100® Strategy Fund	859,820	6,318	(32,154)	(25,836)
Russell 2000® 1.5x Strategy Fund	4,509,473	826,980	(92,955)	734,025
Russell 2000® 2x Strategy Fund	2,821,962	353,048	—	353,048
Inverse Russell 2000® Strategy Fund	137,049	2,270	(5,747)	(3,477)
Nova Fund	35,259,415	13,010,720	(295,120)	12,715,600
S&P 500® 2x Strategy Fund	92,053,830	34,337,017	(3,265,473)	31,071,544
Inverse S&P 500® Strategy Fund	1,728,615	8,517	(16,602)	(8,085)
S&P 500® Pure Growth Fund	24,677,037	14,325,114	(1,233,627)	13,091,487
S&P 500® Pure Value Fund	15,433,574	5,889,554	(189,877)	5,699,677
S&P MidCap 400® Pure Growth Fund	7,947,164	3,198,723	(765,317)	2,433,406
S&P MidCap 400® Pure Value Fund	5,343,085	2,223,298	(219,246)	2,004,052
S&P SmallCap 600® Pure Growth Fund	10,080,353	3,354,800	(421,040)	2,933,760
S&P SmallCap 600® Pure Value Fund	8,740,037	3,464,028	(481,237)	2,982,791
Government Long Bond 1.2x Strategy Fund	9,036,067	155,999	—	155,999
Inverse Government Long Bond Strategy Fund	1,383,916	19,701	(133,178)	(113,477)
High Yield Strategy Fund	4,825,991	70,017	(57,169)	12,848
Europe 1.25x Strategy Fund	1,332,277	423,201	(19,395)	403,806
Japan 2x Strategy Fund	3,439,849	488,166	(123,869)	364,297
Strengthening Dollar 2x Strategy Fund	1,252,449	29,451	—	29,451
Weakening Dollar 2x Strategy Fund	212,024	—	(6,224)	(6,224)
Commodities Strategy Fund	6,915,986	47,534	(864,881)	(817,347)
Global Managed Futures Strategy Fund	11,432,779	396,922	(441,152)	(44,230)
Multi-Hedge Strategies Fund	20,846,117	2,244,121	(1,109,574)	1,134,547
U.S. Government Money Market Fund	41,281,900	—	—	—

Note 9 ‒ Securities Transactions

For the period ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$1,783,119	$2,888,959
Basic Materials Fund	9,554,100	8,310,171
Biotechnology Fund	28,435,499	29,005,761
Consumer Products Fund	3,943,710	4,616,182
Electronics Fund	23,295,224	14,485,437
Energy Fund	26,732,197	27,353,420
Energy Services Fund	22,517,705	18,595,651
Financial Services Fund	98,932,764	100,592,601
Health Care Fund	41,152,011	42,046,056
Internet Fund	3,161,024	2,757,429
Leisure Fund	1,562,976	3,506,238
Precious Metals Fund	154,556,774	157,353,710
Real Estate Fund	47,926,488	48,372,145
Retailing Fund	723,649	1,624,049
Technology Fund	25,177,465	28,185,837
Telecommunications Fund	10,568,489	9,059,567

386 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 9 ‒ Securities Transactions (continued)

Fund	Purchases	Sales
Transportation Fund	20,003,158	20,355,375
Utilities Fund	45,547,251	46,721,060

Fund	Purchases	Sales
Dow 2x Strategy Fund	$19,462,609	$15,947,621
Inverse Dow 2x Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	327,958	352,033
Inverse Mid-Cap Strategy Fund	—	16,017
NASDAQ-100® Fund	118,446,553	106,391,086
NASDAQ-100® 2x Strategy Fund	214,353,336	225,801,299
Inverse NASDAQ-100® Strategy Fund	—	83,074
Russell 2000® 1.5x Strategy Fund	164,825	176,879
Russell 2000® 2x Strategy Fund	—	—
Inverse Russell 2000® Strategy Fund	—	43,013
Nova Fund	84,766,435	79,549,532
S&P 500® 2x Strategy Fund	51,457,909	31,747,365
Inverse S&P 500® Strategy Fund	—	25,060
S&P 500® Pure Growth Fund	17,656,024	14,112,179
S&P 500® Pure Value Fund	17,010,282	15,335,964
S&P MidCap 400® Pure Growth Fund	22,276,844	23,113,157
S&P MidCap 400® Pure Value Fund	8,452,043	8,793,946
S&P SmallCap 600® Pure Growth Fund	15,754,055	16,126,704
S&P SmallCap 600® Pure Value Fund	17,137,318	19,766,735

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$—	$12
Inverse Government Long Bond Strategy Fund	—	270,011
High Yield Strategy Fund	—	360,000
Europe 1.25x Strategy Fund	5,082,951	5,735,689
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Commodities Strategy Fund	—	650,020
Global Managed Futures Strategy Fund	—	2,482,290
Multi-Hedge Strategies Fund	12,378,612	15,504,715
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2026, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$45,929,422	$41,921,875
Inverse Government Long Bond Strategy Fund	48,095,375	48,315,969

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 387

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	June 30, 2026

Note 9 ‒ Securities Transactions (continued)

For the period ended June 30, 2026, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$26,792	$224,460	$37,818
Basic Materials Fund	1,525,434	1,019,342	(18,119)
Biotechnology Fund	3,105,642	5,232,779	19,226
Consumer Products Fund	47,709	406,621	6,515
Electronics Fund	1,932,222	3,213,652	(82,205)
Energy Fund	1,024,743	2,183,350	92,037
Energy Services Fund	3,247,369	3,292,680	6,135
Financial Services Fund	4,597,734	11,175,048	280,094
Health Care Fund	6,484,233	7,767,931	104,543
Internet Fund	295,374	251,277	19,919
Leisure Fund	82,150	237,613	15,927
Precious Metals Fund	11,415,153	4,155,237	57,898
Real Estate Fund	3,864,135	2,425,584	16,153
Retailing Fund	29,348	265,598	17,969
Technology Fund	4,603,153	5,335,235	413,162
Telecommunications Fund	831,543	952,591	(29,306)
Transportation Fund	184,489	73,588	9,995
Utilities Fund	558,004	788,202	118,244
Dow 2x Strategy Fund	2,738,616	3,115,873	(93,186)
NASDAQ-100® Fund	50,856,149	19,281,436	2,993,263
NASDAQ-100® 2x Strategy Fund	56,277,732	68,719,433	2,444,769
Nova Fund	14,360,780	30,576,681	292,369
S&P 500® 2x Strategy Fund	19,011,035	16,749,086	(266,222)
S&P 500® Pure Growth Fund	3,047,495	1,352,262	7,189
S&P 500® Pure Value Fund	962,354	1,462,977	14,260
S&P MidCap 400® Pure Growth Fund	1,349,545	1,143,921	32,560
S&P MidCap 400® Pure Value Fund	447,436	395,572	1,533
S&P SmallCap 600® Pure Growth Fund	807,975	667,815	(6,102)
S&P SmallCap 600® Pure Value Fund	645,923	928,765	13,082
Europe 1.25x Strategy Fund	514,508	545,034	58,780

Note 10 ‒ Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from BNY which expires on September 25, 2026. This line of credit is reserved for emergency or temporary purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, SOFR, the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2026.

Note 11 ‒ Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”) Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)	June 30, 2026

Note 11 ‒ Segment Reporting (continued)

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 12 ‒ Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 13 ‒ Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

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OTHER INFORMATION

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC’s website at https:// www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available to shareholders, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

394 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Variable Trust Board of Trustees

The Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”), including a majority of the Independent Trustees, approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
● Banking Fund*	● Basic Materials Fund*
● Biotechnology Fund*	● Commodities Strategy Fund
● Consumer Products Fund*	● Dow 2x Strategy Fund
● Electronics Fund*	● Energy Fund*
● Energy Services Fund*	● Europe 1.25x Strategy Fund
● Financial Services Fund*	● Government Long Bond 1.2x Strategy Fund
● Health Care Fund*	● High Yield Strategy Fund
● Internet Fund*	● Inverse Dow 2x Strategy Fund
● Inverse Government Long Bond Strategy Fund	● Inverse Mid-Cap Strategy Fund
● Inverse NASDAQ-100 Strategy Fund	● Inverse Russell 2000 Strategy Fund
● Inverse S&P 500 Strategy Fund	● Japan 2x Strategy Fund
● Leisure Fund*	● Mid-Cap 1.5x Strategy Fund
● NASDAQ-100 2x Strategy Fund	● NASDAQ-100 Fund
● Nova Fund	● Precious Metals Fund*
● Real Estate Fund*	● Retailing Fund*
● Russell 2000 1.5x Strategy Fund	● Russell 2000 2x Strategy Fund
● S&P 500 2x Strategy Fund	● S&P 500 Pure Growth Fund
● S&P 500 Pure Value Fund	● S&P MidCap 400 Pure Growth Fund
● S&P MidCap 400 Pure Value Fund	● S&P SmallCap 600 Pure Growth Fund
● S&P SmallCap 600 Pure Value Fund	● Strengthening Dollar 2x Strategy Fund
● Technology Fund*	● Telecommunications Fund*
● Transportation Fund*	● Utilities Fund*
● U.S. Government Money Market Fund	● Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
● Global Managed Futures Strategy Fund**	● Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 14, 2026 (the “April Meeting”) and on May 14, 2026 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, including, among other things, a discussion of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

1	Security Investors also serves as investment adviser to each of Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2027 at a meeting held on May 13-14, 2026 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2025, 2024 and 2023. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2025 and 2024, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered management’s view that the Tradable Funds continue to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, accounting agent, transfer agent, distributor, custodian, independent auditor and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees certain services provided by service providers to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Head of Finance Operations of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB. The Committee also received information regarding the ownership structure of Guggenheim Investments and its parent company, Guggenheim Capital, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2025. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2025 were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2025, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2026. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage, and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund underperformed the comparable peer fund and that the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2025.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures, and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Global Managed Futures Strategy Fund ranked in the second quartile or better of its performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The Fund’s returns ranked in the 94th and 100th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2025, respectively. The Committee noted management’s explanation that the Fund’s Market Neutral Real Estate strategy was the largest detractor from relative underperformance over the five-year and three-year time periods and was discontinued and removed from the Fund in June 2025. The Committee considered management’s statement that, in light of this underperformance, in November 2025 the investment management team implemented certain enhancements to the Fund’s investment strategies and processes, and had also developed and was in the process of implementing an Equity Market Neutral strategy for the Fund. The Committee took into account management’s discussions at the April Meeting and the May Board Meeting regarding the Fund’s performance and the various enhancements to the Fund.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered the net effective management fee and total net expense ratio for each such Fund as compared to those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee and net effective management fee were lower than that of the comparable peer fund and the Fund’s total net expense ratio was higher than that of the comparable peer fund. The Committee took into account management’s discussion at the April Meeting regarding the Fund’s fee and expense comparisons relative to the peer fund and management’s belief that the Fund’s total net expense ratio is appropriate.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also considered the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/ or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. As stated above, the Committee further noted the continuation through August 1, 2027 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

[2]	The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

3	Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

400 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s contractual advisory fee ranks in the second quartile (31st percentile) of its peer group. The Fund’s net effective management fee ranks in the second quartile (46th percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile) of its peer group. The Committee noted the Fund’s small size and higher other operating expenses compared to its peers.

Multi-Hedge Strategies Fund: The Fund’s contractual advisory fee ranks in the second quartile (31st percentile) of its peer group. The Fund’s net effective management fee ranks in the fourth quartile (77th percentile) of its peer group. The Fund’s total net expense ratio ranks in the first quartile (15th percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2025, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2024 and December 31, 2023. In addition, the Head of Finance Operations of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Head of Finance Operations of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement indicating that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2025 was attributable to decreases in operating expenses, product costs and third-party distribution costs due to the sale of Guggenheim Investments’ actively-managed equity funds business in 2024 as well as the closure of certain funds in 2024.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 401

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and individual Committee members, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

402 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	September 2, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	September 2, 2026

*	Print the name and title of each signing officer under his or her signature.